(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

BALANCED FUND
(FORMERLY ADVISOR INCOME & GROWTH FUND) -
CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                10   The managers' review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       14   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              15   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     42   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    50   Notes to the financial statements.

REPORT OF INDEPENDENT    58   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

Advisor Balanced - Class A             9.26%    16.25%   56.67%    188.38%

Advisor Balanced - Class A             3.52%    10.15%   48.45%    173.24%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)          14.72%   25.13%   120.23%   275.42%

Lehman Brothers Aggregate Bond Index   1.70%    7.09%    42.63%    130.18%

Balanced Funds Average                 6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Advisor Balanced - Class A             16.25%   9.39%    11.17%

Advisor Balanced - Class A             10.15%   8.22%    10.57%
 (incl. max. 5.25% sales charge)

S&P 500                                25.13%   17.10%   14.14%

Lehman Brothers Aggregate Bond Index   7.09%    7.36%    8.69%

Balanced Funds Average                 12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL A           SP Standard & Poor 500      LB
Aggregate Bond
             00249                       SP001                       LB001
  1987/04/30       9475.00                    10000.00
10000.00
  1987/05/31       9448.68                    10087.00
9960.88
  1987/06/30       9676.64                    10596.39
10097.97
  1987/07/31      10144.15                    11133.63
10090.21
  1987/08/31      10355.86                    11548.92
10036.21
  1987/09/30      10179.75                    11295.99
9822.50
  1987/10/31       8385.41                     8862.84
10172.33
  1987/11/30       8234.40                     8132.54
10253.81
  1987/12/31       8594.37                     8751.43
10393.48
  1988/01/31       9098.87                     9119.86
10758.83
  1988/02/29       9477.23                     9544.85
10886.55
  1988/03/31       9504.26                     9249.91
10784.38
  1988/04/30       9668.60                     9352.58
10726.18
  1988/05/31       9705.12                     9433.95
10654.08
  1988/06/30      10107.66                     9866.97
10911.12
  1988/07/31      10070.67                     9829.48
10853.89
  1988/08/31      10033.68                     9495.27
10882.34
  1988/09/30      10219.47                     9899.77
11128.71
  1988/10/31      10369.34                    10174.99
11338.23
  1988/11/30      10266.30                    10029.48
11200.49
  1988/12/31      10389.32                    10205.00
11213.10
  1989/01/31      10798.05                    10952.01
11374.44
  1989/02/28      10836.07                    10679.30
11291.99
  1989/03/31      11018.44                    10928.13
11340.81
  1989/04/30      11461.10                    11495.30
11578.13
  1989/05/31      11836.40                    11960.86
11882.38
  1989/06/30      11999.56                    11892.68
12244.17
  1989/07/31      12544.55                    12966.59
12504.45
  1989/08/31      12739.19                    13220.73
12319.18
  1989/09/30      12759.07                    13166.53
12382.23
  1989/10/31      12562.33                    12861.07
12687.12
  1989/11/30      12818.10                    13123.43
12808.04
  1989/12/31      12944.78                    13438.39
12842.32
  1990/01/31      12318.59                    12536.68
12689.71
  1990/02/28      12350.98                    12698.40
12730.77
  1990/03/31      12523.85                    13034.91
12740.15
  1990/04/30      12359.93                    12709.04
12623.43
  1990/05/31      12818.92                    13948.17
12997.19
  1990/06/30      12873.30                    13853.32
13205.73
  1990/07/31      12840.12                    13808.99
13388.41
  1990/08/31      12054.89                    12560.66
13209.61
  1990/09/30      11776.66                    11948.95
13318.89
  1990/10/31      11664.60                    11897.57
13487.99
  1990/11/30      12191.25                    12666.15
13778.33
  1990/12/31      12563.82                    13019.54
13993.02
  1991/01/31      13212.50                    13587.19
14165.99
  1991/02/28      13986.35                    14558.68
14286.92
  1991/03/31      14341.59                    14911.00
14385.20
  1991/04/30      14617.39                    14946.78
14541.05
  1991/05/31      15226.45                    15592.48
14626.08
  1991/06/30      14914.38                    14878.35
14618.64
  1991/07/31      15552.24                    15571.68
14821.37
  1991/08/31      15946.55                    15940.73
15142.10
  1991/09/30      16063.96                    15674.52
15448.93
  1991/10/31      16531.96                    15884.56
15620.94
  1991/11/30      16145.86                    15244.41
15764.17
  1991/12/31      16896.01                    16988.37
16232.34
  1992/01/31      17007.17                    16672.39
16011.51
  1992/02/29      17365.35                    16889.13
16115.62
  1992/03/31      17303.70                    16559.79
16024.77
  1992/04/30      17440.73                    17046.65
16140.52
  1992/05/31      17789.55                    17130.18
16445.08
  1992/06/30      17627.79                    16874.94
16671.41
  1992/07/31      18142.56                    17565.12
17011.54
  1992/08/31      18142.56                    17205.04
17183.87
  1992/09/30      18292.66                    17408.05
17387.57
  1992/10/31      18229.41                    17468.98
17157.04
  1992/11/30      18343.26                    18064.68
17160.92
  1992/12/31      18450.37                    18286.87
17433.80
  1993/01/31      18798.49                    18440.48
17768.11
  1993/02/28      19200.17                    18691.27
18079.15
  1993/03/31      19924.84                    19085.66
18154.48
  1993/04/30      20491.81                    18623.78
18280.90
  1993/05/31      20883.28                    19122.90
18304.18
  1993/06/30      20748.83                    19178.36
18635.91
  1993/07/31      20966.52                    19101.64
18741.31
  1993/08/31      21728.44                    19825.60
19069.81
  1993/09/30      21525.30                    19672.94
19122.18
  1993/10/31      21813.21                    20080.17
19193.64
  1993/11/30      21525.30                    19889.41
19030.36
  1993/12/31      22076.81                    20130.07
19133.50
  1994/01/31      22690.45                    20814.49
19391.83
  1994/02/28      22290.87                    20250.42
19054.93
  1994/03/31      21400.63                    19367.50
18585.15
  1994/04/30      21228.04                    19615.41
18436.74
  1994/05/31      21314.34                    19937.10
18434.16
  1994/06/30      20909.83                    19448.64
18393.42
  1994/07/31      21314.16                    20086.55
18758.77
  1994/08/31      21574.09                    20910.10
18782.05
  1994/09/30      21429.92                    20397.81
18505.61
  1994/10/31      21227.34                    20856.76
18489.12
  1994/11/30      20937.94                    20097.15
18448.06
  1994/12/31      20952.41                    20395.19
18575.45
  1995/01/31      20894.05                    20924.04
18943.06
  1995/02/28      21258.82                    21739.45
19393.45
  1995/03/31      21612.03                    22380.98
19512.43
  1995/04/30      21847.42                    23040.10
19784.99
  1995/05/31      22274.07                    23961.02
20550.62
  1995/06/30      22541.48                    24517.63
20701.28
  1995/07/31      22882.57                    25330.63
20655.05
  1995/08/31      22941.89                    25394.21
20904.33
  1995/09/30      23163.54                    26465.85
21107.70
  1995/10/31      22894.20                    26371.37
21382.20
  1995/11/30      23537.63                    27529.07
21702.61
  1995/12/31      23898.74                    28059.28
22007.18
  1996/01/31      24111.72                    29014.42
22153.32
  1996/02/29      23716.19                    29283.38
21768.24
  1996/03/31      23534.74                    29565.38
21616.93
  1996/04/30      23504.10                    30001.17
21495.36
  1996/05/31      23626.67                    30774.90
21451.71
  1996/06/30      23765.22                    30892.16
21739.79
  1996/07/31      23270.76                    29527.34
21799.28
  1996/08/31      23456.18                    30150.07
21762.75
  1996/09/30      24370.09                    31846.92
22142.00
  1996/10/31      25009.36                    32725.26
22632.48
  1996/11/30      26350.26                    35198.96
23020.14
  1996/12/31      25883.65                    34501.67
22806.10
  1997/01/31      26769.64                    36657.33
22875.94
  1997/02/28      27180.99                    36944.73
22932.85
  1997/03/31      26240.42                    35426.67
22678.72
  1997/04/30      27324.47                    37541.64
23018.20
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on April 30, 1987, and the current maximum 5.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $27,324 - a 173.24% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your shares
during a market downturn,
you might lose money. But
if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FIDELITY ADVISOR BALANCED FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

Advisor Balanced - Class T             9.37%    16.44%   56.93%    188.86%

Advisor Balanced - Class T             5.55%    12.37%   51.43%    178.75%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)          14.72%   25.13%   120.23%   275.42%

Lehman Brothers Aggregate Bond Index   1.70%    7.09%    42.63%    130.18%

Balanced Funds Average                 6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Advisor Balanced - Class T             16.44%   9.43%    11.19%

Advisor Balanced - Class T             12.37%   8.65%    10.80%
 (incl. max. 3.50% sales charge)

S&P 500                                25.13%   17.10%   14.14%

Lehman Brothers Aggregate Bond Index   7.09%    7.36%    8.69%

Balanced Funds Average                 12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL T           SP Standard & Poor 500      LB
Aggregate Bond
             00170                       SP001                       LB001
  1987/04/30       9650.00                    10000.00
10000.00
  1987/05/31       9623.19                    10087.00
9960.88
  1987/06/30       9855.36                    10596.39
10097.97
  1987/07/31      10331.51                    11133.63
10090.21
  1987/08/31      10547.13                    11548.92
10036.21
  1987/09/30      10367.76                    11295.99
9822.50
  1987/10/31       8540.29                     8862.84
10172.33
  1987/11/30       8386.49                     8132.54
10253.81
  1987/12/31       8753.11                     8751.43
10393.48
  1988/01/31       9266.92                     9119.86
10758.83
  1988/02/29       9652.28                     9544.85
10886.55
  1988/03/31       9679.80                     9249.91
10784.38
  1988/04/30       9847.18                     9352.58
10726.18
  1988/05/31       9884.37                     9433.95
10654.08
  1988/06/30      10294.35                     9866.97
10911.12
  1988/07/31      10256.67                     9829.48
10853.89
  1988/08/31      10219.00                     9495.27
10882.34
  1988/09/30      10408.22                     9899.77
11128.71
  1988/10/31      10560.86                    10174.99
11338.23
  1988/11/30      10455.92                    10029.48
11200.49
  1988/12/31      10581.21                    10205.00
11213.10
  1989/01/31      10997.49                    10952.01
11374.44
  1989/02/28      11036.21                    10679.30
11291.99
  1989/03/31      11221.94                    10928.13
11340.81
  1989/04/30      11672.78                    11495.30
11578.13
  1989/05/31      12055.01                    11960.86
11882.38
  1989/06/30      12221.18                    11892.68
12244.17
  1989/07/31      12776.24                    12966.59
12504.45
  1989/08/31      12974.48                    13220.73
12319.18
  1989/09/30      12994.73                    13166.53
12382.23
  1989/10/31      12794.35                    12861.07
12687.12
  1989/11/30      13054.84                    13123.43
12808.04
  1989/12/31      13183.86                    13438.39
12842.32
  1990/01/31      12546.11                    12536.68
12689.71
  1990/02/28      12579.10                    12698.40
12730.77
  1990/03/31      12755.17                    13034.91
12740.15
  1990/04/30      12588.21                    12709.04
12623.43
  1990/05/31      13055.68                    13948.17
12997.19
  1990/06/30      13111.06                    13853.32
13205.73
  1990/07/31      13077.27                    13808.99
13388.41
  1990/08/31      12277.54                    12560.66
13209.61
  1990/09/30      11994.17                    11948.95
13318.89
  1990/10/31      11880.05                    11897.57
13487.99
  1990/11/30      12416.42                    12666.15
13778.33
  1990/12/31      12795.87                    13019.54
13993.02
  1991/01/31      13456.53                    13587.19
14165.99
  1991/02/28      14244.68                    14558.68
14286.92
  1991/03/31      14606.48                    14911.00
14385.20
  1991/04/30      14887.37                    14946.78
14541.05
  1991/05/31      15507.68                    15592.48
14626.08
  1991/06/30      15189.84                    14878.35
14618.64
  1991/07/31      15839.48                    15571.68
14821.37
  1991/08/31      16241.08                    15940.73
15142.10
  1991/09/30      16360.66                    15674.52
15448.93
  1991/10/31      16837.30                    15884.56
15620.94
  1991/11/30      16444.07                    15244.41
15764.17
  1991/12/31      17208.07                    16988.37
16232.34
  1992/01/31      17321.29                    16672.39
16011.51
  1992/02/29      17686.08                    16889.13
16115.62
  1992/03/31      17623.29                    16559.79
16024.77
  1992/04/30      17762.86                    17046.65
16140.52
  1992/05/31      18118.11                    17130.18
16445.08
  1992/06/30      17953.37                    16874.94
16671.41
  1992/07/31      18477.65                    17565.12
17011.54
  1992/08/31      18477.65                    17205.04
17183.87
  1992/09/30      18630.52                    17408.05
17387.57
  1992/10/31      18566.10                    17468.98
17157.04
  1992/11/30      18682.05                    18064.68
17160.92
  1992/12/31      18791.15                    18286.87
17433.80
  1993/01/31      19145.70                    18440.48
17768.11
  1993/02/28      19554.79                    18691.27
18079.15
  1993/03/31      20292.85                    19085.66
18154.48
  1993/04/30      20870.28                    18623.78
18280.90
  1993/05/31      21268.99                    19122.90
18304.18
  1993/06/30      21132.05                    19178.36
18635.91
  1993/07/31      21353.76                    19101.64
18741.31
  1993/08/31      22129.76                    19825.60
19069.81
  1993/09/30      21922.86                    19672.94
19122.18
  1993/10/31      22216.10                    20080.17
19193.64
  1993/11/30      21922.86                    19889.41
19030.36
  1993/12/31      22484.56                    20130.07
19133.50
  1994/01/31      23109.54                    20814.49
19391.83
  1994/02/28      22702.58                    20250.42
19054.93
  1994/03/31      21795.89                    19367.50
18585.15
  1994/04/30      21620.12                    19615.41
18436.74
  1994/05/31      21708.00                    19937.10
18434.16
  1994/06/30      21296.02                    19448.64
18393.42
  1994/07/31      21707.83                    20086.55
18758.77
  1994/08/31      21972.55                    20910.10
18782.05
  1994/09/30      21825.72                    20397.81
18505.61
  1994/10/31      21619.40                    20856.76
18489.12
  1994/11/30      21324.66                    20097.15
18448.06
  1994/12/31      21339.40                    20395.19
18575.45
  1995/01/31      21279.96                    20924.04
18943.06
  1995/02/28      21651.46                    21739.45
19393.45
  1995/03/31      22011.20                    22380.98
19512.43
  1995/04/30      22250.94                    23040.10
19784.99
  1995/05/31      22685.47                    23961.02
20550.62
  1995/06/30      22957.82                    24517.63
20701.28
  1995/07/31      23305.21                    25330.63
20655.05
  1995/08/31      23365.62                    25394.21
20904.33
  1995/09/30      23591.36                    26465.85
21107.70
  1995/10/31      23317.04                    26371.37
21382.20
  1995/11/30      23972.36                    27529.07
21702.61
  1995/12/31      24340.14                    28059.28
22007.18
  1996/01/31      24557.05                    29014.42
22153.32
  1996/02/29      24154.22                    29283.38
21768.24
  1996/03/31      23969.42                    29565.38
21616.93
  1996/04/30      23938.21                    30001.17
21495.36
  1996/05/31      24063.05                    30774.90
21451.71
  1996/06/30      24204.16                    30892.16
21739.79
  1996/07/31      23700.56                    29527.34
21799.28
  1996/08/31      23889.41                    30150.07
21762.75
  1996/09/30      24819.75                    31846.92
22142.00
  1996/10/31      25485.83                    32725.26
22632.48
  1996/11/30      26849.73                    35198.96
23020.14
  1996/12/31      26391.07                    34501.67
22806.10
  1997/01/31      27293.33                    36657.33
22875.94
  1997/02/28      27712.24                    36944.73
22932.85
  1997/03/31      26753.84                    35426.67
22678.72
  1997/04/30      27874.68                    37541.64
23018.20
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on April 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $27,875 - a 178.75% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your shares
during a market downturn,
you might lose money. But if
you can ride out the market's
ups and downs, you may
have a gain.
(checkmark)
ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1fee (0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

Advisor Balanced - Class B             8.99%    16.04%   56.38%    187.85%

Advisor Balanced - Class B             3.99%    11.04%   54.38%    187.85%
 (incl. contingent deferred sales
charge)

S&P 500(registered trademark)          14.72%   25.13%   120.23%   275.42%

Lehman Brothers Aggregate Bond Index   1.70%    7.09%    42.63%    130.18%

Balanced Funds Average                 6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 1    PAST 5    PAST 10
                                YEAR      YEARS     YEARS

Advisor Balanced - Class B                  16.04%   9.35%    11.15%

Advisor Balanced - Class B                  11.04%   9.07%    11.15%
 (incl. contingent deferred sales charge)

S&P 500                                     25.13%   17.10%   14.14%

Lehman Brothers Aggregate Bond Index        7.09%    7.36%    8.69%

Balanced Funds Average                      12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Balanced -CL B           SP Standard & Poor 500      LB
Aggregate Bond
             00241                       SP001                       LB001
  1987/04/30      10000.00                    10000.00
10000.00
  1987/05/31       9972.22                    10087.00
9960.88
  1987/06/30      10212.81                    10596.39
10097.97
  1987/07/31      10706.23                    11133.63
10090.21
  1987/08/31      10929.66                    11548.92
10036.21
  1987/09/30      10743.79                    11295.99
9822.50
  1987/10/31       8850.04                     8862.84
10172.33
  1987/11/30       8690.66                     8132.54
10253.81
  1987/12/31       9070.58                     8751.43
10393.48
  1988/01/31       9603.02                     9119.86
10758.83
  1988/02/29      10002.36                     9544.85
10886.55
  1988/03/31      10030.88                     9249.91
10784.38
  1988/04/30      10204.33                     9352.58
10726.18
  1988/05/31      10242.87                     9433.95
10654.08
  1988/06/30      10667.72                     9866.97
10911.12
  1988/07/31      10628.68                     9829.48
10853.89
  1988/08/31      10589.64                     9495.27
10882.34
  1988/09/30      10785.72                     9899.77
11128.71
  1988/10/31      10943.90                    10174.99
11338.23
  1988/11/30      10835.15                    10029.48
11200.49
  1988/12/31      10964.98                    10205.00
11213.10
  1989/01/31      11396.36                    10952.01
11374.44
  1989/02/28      11436.49                    10679.30
11291.99
  1989/03/31      11628.96                    10928.13
11340.81
  1989/04/30      12096.15                    11495.30
11578.13
  1989/05/31      12492.24                    11960.86
11882.38
  1989/06/30      12664.44                    11892.68
12244.17
  1989/07/31      13239.63                    12966.59
12504.45
  1989/08/31      13445.05                    13220.73
12319.18
  1989/09/30      13466.04                    13166.53
12382.23
  1989/10/31      13258.39                    12861.07
12687.12
  1989/11/30      13528.34                    13123.43
12808.04
  1989/12/31      13662.03                    13438.39
12842.32
  1990/01/31      13001.15                    12536.68
12689.71
  1990/02/28      13035.34                    12698.40
12730.77
  1990/03/31      13217.79                    13034.91
12740.15
  1990/04/30      13044.78                    12709.04
12623.43
  1990/05/31      13529.20                    13948.17
12997.19
  1990/06/30      13586.59                    13853.32
13205.73
  1990/07/31      13551.58                    13808.99
13388.41
  1990/08/31      12722.84                    12560.66
13209.61
  1990/09/30      12429.19                    11948.95
13318.89
  1990/10/31      12310.93                    11897.57
13487.99
  1990/11/30      12866.75                    12666.15
13778.33
  1990/12/31      13259.97                    13019.54
13993.02
  1991/01/31      13944.59                    13587.19
14165.99
  1991/02/28      14761.32                    14558.68
14286.92
  1991/03/31      15136.25                    14911.00
14385.20
  1991/04/30      15427.33                    14946.78
14541.05
  1991/05/31      16070.13                    15592.48
14626.08
  1991/06/30      15740.77                    14878.35
14618.64
  1991/07/31      16413.97                    15571.68
14821.37
  1991/08/31      16830.14                    15940.73
15142.10
  1991/09/30      16954.05                    15674.52
15448.93
  1991/10/31      17447.98                    15884.56
15620.94
  1991/11/30      17040.49                    15244.41
15764.17
  1991/12/31      17832.20                    16988.37
16232.34
  1992/01/31      17949.52                    16672.39
16011.51
  1992/02/29      18327.54                    16889.13
16115.62
  1992/03/31      18262.48                    16559.79
16024.77
  1992/04/30      18407.10                    17046.65
16140.52
  1992/05/31      18775.25                    17130.18
16445.08
  1992/06/30      18604.53                    16874.94
16671.41
  1992/07/31      19147.82                    17565.12
17011.54
  1992/08/31      19147.82                    17205.04
17183.87
  1992/09/30      19306.24                    17408.05
17387.57
  1992/10/31      19239.48                    17468.98
17157.04
  1992/11/30      19359.64                    18064.68
17160.92
  1992/12/31      19472.69                    18286.87
17433.80
  1993/01/31      19840.10                    18440.48
17768.11
  1993/02/28      20264.03                    18691.27
18079.15
  1993/03/31      21028.86                    19085.66
18154.48
  1993/04/30      21627.24                    18623.78
18280.90
  1993/05/31      22040.41                    19122.90
18304.18
  1993/06/30      21898.50                    19178.36
18635.91
  1993/07/31      22128.25                    19101.64
18741.31
  1993/08/31      22932.39                    19825.60
19069.81
  1993/09/30      22717.99                    19672.94
19122.18
  1993/10/31      23021.86                    20080.17
19193.64
  1993/11/30      22717.99                    19889.41
19030.36
  1993/12/31      23300.07                    20130.07
19133.50
  1994/01/31      23947.71                    20814.49
19391.83
  1994/02/28      23525.99                    20250.42
19054.93
  1994/03/31      22586.41                    19367.50
18585.15
  1994/04/30      22404.27                    19615.41
18436.74
  1994/05/31      22495.34                    19937.10
18434.16
  1994/06/30      22068.42                    19448.64
18393.42
  1994/07/31      22495.16                    20086.55
18758.77
  1994/08/31      22769.49                    20910.10
18782.05
  1994/09/30      22617.33                    20397.81
18505.61
  1994/10/31      22403.53                    20856.76
18489.12
  1994/11/30      22098.09                    20097.15
18448.06
  1994/12/31      22113.36                    20395.19
18575.45
  1995/01/31      22051.77                    20924.04
18943.06
  1995/02/28      22436.75                    21739.45
19393.45
  1995/03/31      22809.53                    22380.98
19512.43
  1995/04/30      23057.97                    23040.10
19784.99
  1995/05/31      23508.26                    23961.02
20550.62
  1995/06/30      23790.48                    24517.63
20701.28
  1995/07/31      24150.47                    25330.63
20655.05
  1995/08/31      24213.08                    25394.21
20904.33
  1995/09/30      24447.01                    26465.85
21107.70
  1995/10/31      24162.74                    26371.37
21382.20
  1995/11/30      24841.82                    27529.07
21702.61
  1995/12/31      25222.95                    28059.28
22007.18
  1996/01/31      25447.72                    29014.42
22153.32
  1996/02/29      25030.28                    29283.38
21768.24
  1996/03/31      24838.78                    29565.38
21616.93
  1996/04/30      24806.43                    30001.17
21495.36
  1996/05/31      24935.80                    30774.90
21451.71
  1996/06/30      25082.03                    30892.16
21739.79
  1996/07/31      24560.17                    29527.34
21799.28
  1996/08/31      24755.86                    30150.07
21762.75
  1996/09/30      25719.94                    31846.92
22142.00
  1996/10/31      26410.19                    32725.26
22632.48
  1996/11/30      27823.55                    35198.96
23020.14
  1996/12/31      27314.87                    34501.67
22806.10
  1997/01/31      28249.85                    36657.33
22875.94
  1997/02/28      28650.56                    36944.73
22932.85
  1997/03/31      27658.55                    35426.67
22678.72
  1997/04/30      28785.07                    37541.64
23018.20
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $28,785 - a 187.85% increase on the initial investment. For comparison, look at how both the S&P 500 and the Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your shares
during a market downturn,
you might lose money. But
if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


An interview with Bettina Doulton (left), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments
Q. HOW DID THE FUND PERFORM, BETTINA?
B.D. For the six months that ended April 30, 1997, the fund's Class A, Class T and Class B shares posted total returns of 9.26%, 9.37% and 8.99%, respectively, significantly outperforming the 6.22% return for the balanced funds average tracked by Lipper Analytical Services. Given the structure of the fund - namely its mix of equities and fixed-income securities - performance typically falls between its two benchmark indexes, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. In this respect, performance over the past six months was in line with my expectations; while the fund outperformed the Lehman Brothers index, which returned 1.70% over the six months, it underperformed the S&P 500, which gained 14.72%. For the 12 months that ended April 30, 1997, the fund's Class A, Class T and Class B shares returned 16.25%, 16.44% and 16.04%, respectively, while the balanced funds average returned 12.71%, the Lehman Brothers index returned 7.09% and the S&P 500 returned 25.13%.
Q. WHAT KEY STRATEGIES HELPED THE FUND OUTPERFORM THE LIPPER AVERAGE OVER THE PAST SIX MONTHS?
B.D. Because the asset allocation of the fund generally will approximate 60% equities and 40% fixed-income, the strategy is to add value through security selection within each of the asset classes. This approach clearly benefited performance during the past six months. In fact, the equity portion of the fund outperformed the S&P 500 over that period. Within the equity sub-portfolio, my concentration on selected larger-capitalization stocks within the finance, nondurables and health sectors - all of which were among the best performing during the period - was very helpful. Another beneficial strategy was my decision to underemphasize the large utilities sector, which dramatically underperformed amid uncertainty regarding the deregulation of both the electric and telecommunications sectors.
Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST SIX
MONTHS?
B.D. Looking beyond the 14.72% six-month return for the S&P 500 - which substantially exceeded its historical average ANNUAL return of about 11% - one of the most noticeable trends has been a dramatic rise in the stock market's volatility. Interestingly, the bull market during much of the '90s has been accompanied by below-average volatility; only over the past few months has volatility reached levels last seen in 1990-1991. One of the most significant factors responsible for the recent upswing in volatility has been increasing uncertainty over the direction of interest rates. Remarks by Federal Reserve Board Chairman Alan Greenspan warning of "irrational exuberance" in the stock market - widely interpreted as an indication that the Fed would take actions to increase short-term interest rates - were largely responsible for a 5% correction in the S&P 500 during December. A more significant correction, just short of 10%, followed in March and April as interest rate concerns again became a focus of attention. Notably, the market rebounded strongly from both corrections, helped in part by continued strong earnings reports. At the end of April, the S&P 500 nearly had regained the high it had reached before the more recent correction.
Q. WHAT TYPES OF EQUITY INVESTMENTS WERE MOST ATTRACTIVE OVER THE PERIOD? B.D. Overall, stock selection remained company-specific, focused on firms with competitive advantages or catalysts for positive change - including dominant market positions, cost-structure reductions or new products - and outstanding, shareholder-friendly management. The combination of some or all of these attributes typically translates into solid earnings and generous free cash flow. Of course, my decision to invest in a particular stock also is contingent on an attractive valuation. Over the past six months, a significant proportion of companies meeting these criteria have been large-capitalization diversified financials and "consumer growth companies," mainly pharmaceuticals and nondurables firms. Two stocks that I found particularly attractive during the period were BankAmerica and Unilever. BankAmerica, the fund's fourth-largest equity position, exemplifies many of the fund's finance investments. This bank is in the process of aggressively reducing its cost structure, achieving improving returns on capital and utilizing excess capital to repurchase its shares. In addition, the firm has been the beneficiary of an improving California economy. Unilever, the large consumer products company, is a good example of my ongoing interest in restructuring stories. Under the direction of a new CEO, this company has focused on improving its relatively lackluster returns by redeploying capital away from weak businesses and into strong-performing units, particularly those in rapidly growing emerging markets.
Q. HOW DID SOME OF THE OTHER LARGER STOCK HOLDINGS PERFORM?
B.D. Most of the fund's top five stocks performed well during the six-month period, including both BankAmerica and Citicorp. Their solid business prospects shone through in the face of a rather volatile environment for financials brought on by concerns that interest rates would be on the rise. General Electric and Philip Morris also were positive contributors. The upward revaluation of GE continued as investors were attracted to its global business franchise, consistent growth prospects and stable free cash flow. Philip Morris' underlying business prospects remained good , and the market seemed more optimistic that there might be some resolution on the litigation and regulatory fronts. British Petroleum proved to be the relative laggard in the group, as softening oil prices caused most of the energy sector to surrender some of the gains we saw in 1996.
Q. WERE THERE ANY DISAPPOINTMENTS?
B.D. Relative to the S&P 500, the fund's most significant detractor was an underrepresentation within the very strong technology sector. However, given the fund's conservative, income-driven objective, it's typically difficult to justify significant technology exposure. In addition, the fund's aerospace and defense investments were disappointing, as they weakened early in 1997 after outperforming for most of 1996.
Q. TURNING TO YOU, KEVIN, HOW HAVE YOU STRUCTURED THE BOND PORTION OF THE
FUND?
K.G. I've maintained an interest rate posture in line with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index. And, during the past six months, the bond portfolio outperformed the index because of security selection. In particular, I've been attracted to corporate bonds issued by companies that I felt wouldn't be affected by shifts in the economy, including bonds issued by banks. Historically, bank earnings were quite sensitive to interest rates. However, over the past several years, banks have increased the fee-based portions of their business, making them less sensitive to interest rates and loans. Bonds issued by energy companies also proved to be positive performers for the fund, helped by an upward spike in energy prices in the winter. This rise in prices helped increase the companies' cash flow, which they used to pay down debt. In the corporate area overall, I've focused on shorter maturities in the two- to four-year range. These bonds offer a yield advantage over Treasuries, but are short enough in maturity that they shouldn't markedly underperform Treasuries if the market becomes nervous about credit risk.
Q. WERE THERE OTHER TYPES OF CORPORATE BONDS THAT INTERESTED YOU?
K.G. Yes. Bank bonds known as capital securities presented an opportunity during the period. Because of a change brought about by the Federal Reserve Board last fall, banks were given the ability to issue these long-term bonds for which the interest payments are tax-deductible to the banks. A new market was created, as banks sought to issue as many capital securities as possible before Congress had the chance to close this tax loophole. A flood of securities came to market very cheaply, so I added some to the fund.
Q. LOOKING AT THE BIG PICTURE, BETTINA, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
B.D. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion has already exceeded all but two post-war expansions. Many companies that I've recently met with have indicated that the general business climate continues to become more competitive than ever. Given continuous pressure from shareholders to enhance returns and an almost complete lack of pricing power, company managements' interest in business restructurings and other self-help measures appears to be rising again. Increasingly, market share gains, globalization, improved productivity, capital redeployment and execution will be the critical success factors. In addition, mergers and acquisitions are likely to accelerate as companies seek to bolster their position and exploit both cost-reducing and revenue-enhancing synergies. Given the scenario I just outlined, I think it's probable that the same stocks that have recently been market leaders - larger-capitalization financials, pharmaceuticals and consumer nondurables - will continue to outperform.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks both income
and growth of capital by
investing in a diversified
portfolio of equity and
fixed-income securities with
income, growth of income
and capital appreciation
potential
START DATE: January 6, 1987
SIZE: as of April 30, 1997
more than $2.8 billion
MANAGER: Bettina Doulton
and Kevin Grant, since 1996;
Bettina Doulton joined
Fidelity in 1986; Kevin Grant
joined Fidelity in 1993
(checkmark)
BETTINA DOULTON ON
LARGE-CAPITALIZATION STOCKS:
"Over the past year, there has
been heated debate over why
large-cap stocks have
outperformed their small-cap
counterparts. Many
analysts have contended that
the indexing phenomenon -
a "virtuous circle" of S&P 500
index fund outperformance
begetting increasing
investments in large-cap
companies that comprise the
index, thereby driving their
stocks higher - is
responsible for this
outperformance. However,
part of the reality -
overlooked to some extent -
is that larger companies have
generated significantly better
earnings growth in recent
years. Even within the
large-cap S&P 500, there has
been a wide disparity in
earnings growth rates by
capitalization. Between 1993
and 1996, the largest 100
companies in the S&P 500
grew their operating earnings
at a rate that was
approximately 2.5 times the
rate of the index's smallest 400
companies. I believe this
earnings differential has been
at the heart of the recent
large-cap outperformance.
More importantly, I see little
on the horizon that is likely
to alter this trend.
Globalization and the
resulting need to leverage
strong market positions and
brands continue to favor
larger enterprises. In addition,
many larger firms have been
leaders in cost containment
over recent years, which is
now bearing fruit in terms of
margin expansions and rising
free cash flows."

(solid bullet)
(solid bullet)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF APRIL 30, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Citicorp                        2.4            2.9

Philip Morris Companies, Inc.   2.4            2.7

British Petroleum PLC Ord.      2.3            2.0

BankAmerica Corp.               2.1            1.9

General Electric Co.            2.1            2.8

TOP FIVE BOND ISSUERS AS OF APRIL 30, 1997
(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE BOND
                                                          ISSUERS
                                                          6 MONTHS AGO

U.S. Treasury                              6.2            7.3

Federal National Mortgage Association      5.9            8.7

Federal Home Loan Mortgage Corporation     1.3            1.2

Government National Mortgage Association   1.1            1.3

Comdisco Inc.                              0.6            0.4

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            20.2           19.5

Nondurables                        8.8            7.5

Energy                             8.1            9.0

Health                             8.1            7.6

Industrial Machinery & Equipment   6.2            5.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 35.0
Row: 1, Col: 5, Value: 30.0
Row: 1, Col: 6, Value: 31.4
Stocks  60.8%
Bonds 34.3%
Convertible
securities 1.8%
Short-term
investments 3.1%
FOREIGN
INVESTMENTS 11.4%
Stocks  62.4%
Bonds 34.9%
Convertible
securities 0.8%
Short-term
investments 1.9%
FOREIGN
INVESTMENTS 11.2%
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 34.3
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 30.6
*
**
INVESTMENTS APRIL  30, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 61.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.5%
AEROSPACE & DEFENSE - 4.5%
AlliedSignal, Inc.   522,600 $ 37,757
Boeing Co.   167,699  16,539
Lockheed Martin Corp.   255,900  22,903
Sundstrand Corp.   201,500  9,823
Textron, Inc.   64,700  7,206
United Technologies Corp.   436,500  33,010
  127,238
DEFENSE ELECTRONICS - 0.6%
Raytheon Co.   384,100  16,756
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   151,900  10,823
Newport News Shipbuilding, Inc.   19,380  291
  11,114
TOTAL AEROSPACE & DEFENSE   155,108
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 3.4%
Air Products & Chemicals, Inc.   227,300  16,309
du Pont (E.I.) de Nemours & Co.   100,100  10,623
Goodrich (B.F.) Co.   50,300  2,006
Monsanto Co.   685,000  29,284
Nalco Chemical Co.   81,600  2,938
Olin Corp.   162,700  6,691
Praxair, Inc.   573,300  29,597
  97,448
METALS & MINING - 0.1%
Aluminum Co. of America  58,800  4,109
PACKAGING & CONTAINERS - 0.2%
Corning, Inc.   88,200  4,256
PAPER & FOREST PRODUCTS - 0.7%
Kimberly-Clark Corp.   376,400  19,291
TOTAL BASIC INDUSTRIES   125,104
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.   130,600 $ 4,930
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Eaton Corp.   113,900  8,528
Johnson Controls, Inc.   137,900  5,292
  13,820
CONSUMER DURABLES - 1.0%
Minnesota Mining & Manufacturing Co.   340,200  29,597
CONSUMER ELECTRONICS - 0.2%
Newell Co.   177,600  6,216
TOTAL DURABLES   49,633
ENERGY - 7.1%
ENERGY SERVICES - 0.8%
Halliburton Co.   65,000  4,591
Schlumberger Ltd.   157,800  17,476
  22,067
OIL & GAS - 6.3%
Amoco Corp.   80,000  6,690
British Petroleum PLC:
Ord.   5,565,546  63,970
 ADR  117,321  16,146
Exxon Corp.   243,600  13,794
Mobil Corp.   133,600  17,368
Royal Dutch Petroleum Co.:
Ord.   29,400  5,257
 ADR  156,000  28,119
Texaco, Inc.   177,800  18,758
Total SA:
Class B  49,500  4,106
 sponsored ADR  53,800  2,239
USX-Marathon Group   76,600  2,116
Unocal Corp.   55,637  2,121
  180,684
TOTAL ENERGY   202,751
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 13.2%
BANKS - 7.1%
BankAmerica Corp.   511,900 $ 59,828
BankBoston Corp.  140,700  10,236
Citicorp  611,900  68,915
National City Corp.   116,504  5,680
NationsBank Corp.   969,400  58,528
  203,187
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   684,800  45,111
Associates First Capital Corp.   35,000  1,794
Beneficial Corp.   88,100  5,638
  52,543
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  1,304,800  41,591
Federal National Mortgage Association  626,300  25,757
  67,348
INSURANCE - 1.6%
Allstate Corp.   329,100  21,556
ITT Hartford Group, Inc.   161,900  12,062
Loews Corp.   81,500  7,488
St. Paul Companies, Inc. (The)  4,200  281
Travelers Group, Inc. (The)  53,333  2,953
  44,340
SAVINGS & LOANS - 0.2%
Great Western Financial Corp.   150,000  6,300
TOTAL FINANCE   373,718
HEALTH - 8.0%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   511,800  33,907
Bristol-Myers Squibb Co.   727,740  47,667
Merck & Co., Inc.   457,200  41,377
Novartis AG (Reg.)  3,400  4,480
Pfizer, Inc.   178,260  17,113
Schering-Plough Corp.   194,900  15,592
SmithKline Beecham PLC ADR  667,200  53,793
  213,929
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Baxter International, Inc.   267,100 $ 12,787
TOTAL HEALTH   226,716
HOLDING COMPANIES - 0.0%
CINergy Corp.   36,500  1,214
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 2.9%
Emerson Electric Co.   305,400  15,499
General Electric Co.   533,000  59,096
General Signal Corp.   99,900  3,921
Grainger (W.W.), Inc.   25,200  1,899
Honeywell, Inc.   38,800  2,740
  83,155
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Cooper Industries, Inc.   374,629  17,233
Harnischfeger Industries, Inc.   193,900  8,071
Tyco International Ltd.   355,900  21,710
  47,014
POLLUTION CONTROL - 1.0%
Browning-Ferris Industries, Inc.   669,600  19,000
WMX Technologies, Inc.   340,800  10,011
  29,011
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   159,180
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.0%
Benedek Communications Corp. (warrants) (a)  10,500  21
CS Wireless Systems, Inc. (a)(e)  381  -
  21
ENTERTAINMENT - 0.2%
Cedar Fair LP (depositary unit)  150,000  5,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.3%
McGraw-Hill, Inc.   145,100 $ 7,382
Times Mirror Co. Class A  3,500  193
  7,575
TOTAL MEDIA & LEISURE   13,559
NONDURABLES - 7.8%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   294,400  12,622
FOODS - 0.7%
Campbell Soup Co.   37,400  1,912
Flowers Industries, Inc.   25,000  609
General Mills, Inc.   49,600  3,075
Heinz (H.J.) Co.   246,700  10,238
Nabisco Holdings Corp. Class A  83,700  3,212
  19,046
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   151,500  9,336
Clorox Co.   92,800  11,820
Procter & Gamble Co.   313,800  39,460
Renaissance Cosmetics, Inc. (warrants) (a)(e)  2,250  236
Unilever PLC Ord.   483,200  12,716
Unilever NV:
ADR  199,500  39,152
 Ord.   30,000  5,837
  118,557
TOBACCO - 2.5%
Philip Morris Companies, Inc.   1,694,100  66,705
RJR Nabisco Holdings Corp.   104,400  3,106
  69,811
TOTAL NONDURABLES   220,036
RETAIL & WHOLESALE - 2.4%
APPAREL STORES - 0.1%
Footstar, Inc. (a)  89,076  1,848
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.8%
CVS Corp.   309,400 $ 15,354
Rite Aid Corp.   214,000  9,844
  25,198
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp.   66,300  2,984
Sears, Roebuck & Co.   98,400  4,723
Wal-Mart Stores, Inc.   1,036,200  29,273
  36,980
GROCERY STORES - 0.2%
American Stores Co.   118,000  5,369
TOTAL RETAIL & WHOLESALE   69,395
SERVICES - 0.4%
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  11,000  319
PRINTING - 0.2%
Deluxe Corp.   199,800  6,119
SERVICES - 0.2%
Block (H&R), Inc.   11,500  371
National Service Industries, Inc.   101,000  4,255
  4,626
TOTAL SERVICES   11,064
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(e)  3,790  114
COMPUTERS & OFFICE EQUIPMENT - 1.7%
Exide Electronics Group, Inc. (warrants) (a)(e)  450  11
International Business Machines Corp.   72,800  11,703
Pitney Bowes, Inc.   549,400  35,161
  46,875
ELECTRONICS - 0.5%
Thomas & Betts Corp.   310,400  14,084
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   105,600 $ 8,818
TOTAL TECHNOLOGY   69,891
TRANSPORTATION - 0.5%
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.   108,600  8,552
TRUCKING & FREIGHT - 0.2%
CNF Transportation, Inc.   205,100  6,102
TOTAL TRANSPORTATION   14,654
UTILITIES - 1.6%
CELLULAR - 0.0%
Microcell Telecommunications, Inc. (a):
(warrants)  25,120  314
 (conditional warrants)  25,120  16
  330
ELECTRIC UTILITY - 0.1%
Allegheny Power System, Inc.   37,000  971
American Electric Power Co., Inc.   7,700  312
DPL, Inc.   900  21
Edison International  90,000  1,890
  3,194
GAS - 0.6%
Consolidated Natural Gas Co.   80,100  4,035
El Paso Natural Gas Co.   9,011  524
Enron Corp.   1,100  41
Williams Companies, Inc.   280,300  12,298
  16,898
TELEPHONE SERVICES - 0.9%
ALLTEL Corp.   38,100  1,200
Ameritech Corp.   95,000  5,808
BCE, Inc.   143,800  6,730
MCI Communications Corp.   169,900  6,477
Nextlink Communications, Inc. unit (e)  82,190  3,863
  24,078
TOTAL UTILITIES   44,500
TOTAL COMMON STOCKS
(Cost $1,388,001)   1,741,453
PREFERRED STOCKS - 1.5%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (e)  22,300 $ 1,238
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd. $3.00 (e)  85,000  4,058
Westinghouse Electric Corp. $1.30 (e)  13,200  200
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,258
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  6,100  638
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (e)  85,000  4,824
TOTAL MEDIA & LEISURE   5,462
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  3,060
TOTAL CONVERTIBLE PREFERRED STOCKS   14,018
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCE - 0.1%
INSURANCE - 0.0%
American Annuity Group Capital Trust II  1,000  995
SAVINGS & LOANS - 0.1%
California Federal Bank FSB 9 1/8%  61,560  1,531
California Federal Bank FSB 11 1/2%  9,200  1,038
  2,569
TOTAL FINANCE   3,564
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.5%
American Radio System pay-in-kind 11 3/8% (e)  22,929 $ 2,264
Cablevision System Corp.:
depositary shares  11,853  1,088
 Series H, $11.75 pay-in-kind  1,940  184
PanAmSat Corp. 12 3/4% pay-in-kind  420  500
Sinclair Capital 11 5/8% (e)  17,700  1,770
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  8,450  9,126
  14,932
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  38  4
 Series D, $200  28,400  2,783
  2,787
TOTAL MEDIA & LEISURE   17,719
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Renaissance Cosmetics, Inc. 14%  2,502  2,189
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc. 13 1/2% (a)  439  4,247
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings, Inc. 14 1/4% pay-in-kind  2,337  2,197
TOTAL TECHNOLOGY   6,444
TOTAL NONCONVERTIBLE PREFERRED STOCKS   29,916
TOTAL PREFERRED STOCKS
(Cost $42,728)   43,934
CORPORATE BONDS - 18.1%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A3 $ 4,340 $ 3,744
MEDIA & LEISURE - 0.1%
LEISURE DURABLES & TOYS - 0.1%
Hasbro Corp. 6%, 11/15/98  A3  1,400  1,792
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Ba3  2,460  2,884
TOTAL CONVERTIBLE BONDS   8,420
NONCONVERTIBLE BONDS - 17.8%
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  2,217  2,411
Fairchild Corp. 12%, 10/15/01  Caa  210  213
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  15,160
  17,784
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 (e)  B1  110  109
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  70  70
 9 1/4%, 12/1/06  B1  450  460
  530
TOTAL AEROSPACE & DEFENSE   18,423
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 0.3%
Astor Corp. 10 1/2%, 10/15/06  B3  150  155
Atlantis Group, Inc. 11%, 2/15/03  B2  790  806
Foamex-JPS Automotive LP/Foamex JPS Capital
Corp. 0%, 7/1/04 (c)  Caa  500  435
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Foamex LP/Foamex Capital Corp.
9 1/2%, 6/1/00  B1 $ 70 $ 70
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  2,440  2,538
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  130  138
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  2,020  2,131
 11 1/4%, 4/1/07 (e)  B3  910  937
 0%, 8/15/08 (c)  Caa  360  229
  7,439
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  610  645
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  820  750
WCI Steel, Inc. 10%, 12/1/04  B2  1,820  1,838
  3,233
METALS & MINING - 0.1%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2  1,160  1,201
Westmin Resources Ltd. yankee 11%, 3/15/07 (e)  B3  720  720
  1,921
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1  5,000  4,980
Gaylord Container Corp.:
11 1/2%, 5/15/01  B3  140  147
 12 3/4%, 5/15/05  Caa  310  333
  5,460
PAPER & FOREST PRODUCTS - 0.5%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (e)  B3  2,880  2,714
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  820  947
Doman Industries Ltd. yankee 8 3/4%, 3/15/04  Ba3  1,720  1,591
Florida Coast Paper Co. LLC/Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  B3  320  302
Mail-Well Corp. 10 1/2%, 2/15/04  B  190  197
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2 $ 1,445 $ 1,427
 9 7/8%, 5/1/06  Caa  1,545  1,468
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  Caa  1,380  1,301
SD Warren Co., Series B, 12%, 12/15/04  B1  900  990
Stone Container Corp.:
9 7/8%, 2/1/01  B2  660  623
 10 3/4%, 10/1/02  B1  870  870
 11 7/8%, 8/1/16  B2  1,180  1,204
  13,634
TOTAL BASIC INDUSTRIES   31,687
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott (J Ray) SA 9 3/8%, 7/15/06  B1  1,470  1,430
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Jordan Industries, Inc. 10 3/8%, 8/1/03  B3  910  887
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,680
Knoll, Inc. 10 7/8%, 3/15/06  B3  952  1,034
  2,714
TEXTILES & APPAREL - 0.3%
Dan River, Inc. 10 1/8%, 12/15/03  B3  670  690
GFSI, Inc. 9 5/8%, 3/1/07 (e)  B3  40  40
Levi Strauss & Co. 6.80%, 11/1/03 (e)  Baa2  5,560  5,470
Synthetic Industries, Inc. 9 1/4%, 2/15/07 (e)  B2  970  974
  7,174
TOTAL DURABLES   10,775
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 1.0%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD yankee (e):
6 7/8%, 7/1/03  A1 $ 1,380 $ 1,361
 7 1/8%, 8/15/05  A1  11,100  11,007
  12,368
OIL & GAS - 0.6%
Chesapeake Energy Corp. 8 1/2%, 3/15/12 (e)  Ba2  1,060  1,007
Cross Timbers Oil Co. 9 1/4%, 4/1/07 (e)  B2  1,380  1,359
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,150  1,190
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  1,890  1,843
Occidental Petroleum Corp.:
6.39%, 11/9/00  Baa3  1,000  981
 8 1/2%, 11/9/01  Baa2  1,180  1,244
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,730  1,841
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
8.29%, 3/15/14 (e)  A3  7,160  7,263
  16,728
TOTAL ENERGY   29,096
FINANCE - 6.9%
ASSET-BACKED SECURITIES - 1.5%
Airplanes Pass Through Trust 10 7/8%, 3/15/19  Ba2  1,570  1,739
Capital Equipment Receivables Trust
6.11%, 7/15/99   Aaa  14,150  14,115
Chase Manhattan Grantor Trust:
6.61%, 9/15/02   Aaa  6,451  6,456
 6.76%, 9/15/02   A3  1,613  1,613
Chevy Chase Auto Receivables Trust::
6.60%, 12/15/02   Aaa  2,167  2,174
 5.90%, 7/15/03   Aaa  5,840  5,777
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  1,059  1,055
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  2,238  2,214
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  6,280  6,280
  41,423
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 3.2%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3 $ 5,000 $ 4,935
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (e)  A1  10,000  9,488
BankBoston Capital Trust II 7 3/4%, 12/15/26  Baa1  8,000  7,538
BanPonce Financial Corp.:
6.88%, 6/16/00  A3  2,500  2,494
 6.69%, 9/21/00  A3  2,250  2,230
 6 3/4%, 8/9/01  A3  3,850  3,805
BanPonce Corp. 5 3/4%, 3/1/99  A3  880  863
Capital One Bank:
6.74%, 5/31/99  Baa3  2,630  2,620
 6.42%, 11/12/99  Baa3  5,000  4,959
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,408
First Chicago Institutional Capital B 7 3/4%,
12/1/26 (e)  A1  6,000  5,641
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  720  688
First USA Bank 6 1/2%, 12/23/99   Baa3  4,700  4,647
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  794
Korea Development Bank yankee:
6 1/2%, 11/15/02  A1  2,000  1,934
 6 3/4%, 12/1/05  A1  8,670  8,291
Midland Bank PLC yankee
7 5/8%, 6/15/06  A1  3,200  3,253
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,332
Signet Bank 7.80%, 9/15/06  Baa1  2,500  2,543
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,250  1,332
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  400  382
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,358
  88,535
CREDIT & OTHER FINANCE - 1.5%
AT&T Capital Corp.:
6%, 11/13/98  Baa3  1,000  992
 6.02%, 12/4/98  Baa3  6,560  6,506
Ahmanson Capital Trust I 8.36%, 12/1/26 (e)  Baa3  2,700  2,646
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3 $ 10,000 $ 10,017
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,370
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  4,750  4,713
First Security Capital I 8.41%, 12/15/26  A3  1,280  1,289
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  4,700  4,728
Imperial Credit Industries, Inc.
9 7/8%, 1/15/06 (e)  B1  1,130  1,068
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,279
Olympic Financial Ltd. unit 11 1/2%, 3/15/07   B2  1,150  1,104
  43,712
INSURANCE - 0.5%
Integon Capital I 10 3/4%, 2/15/07 (e)  Ba3  1,700  1,615
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  13,750  13,577
  15,192
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc. 10 5/8%, 10/1/03  Ba3  1,360  1,452
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  3,940  4,334
  5,786
TOTAL FINANCE   194,648
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
10 3/4%, 7/1/00  B3  1,341  1,287
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 1/2%, 3/15/99  A2  2,470  2,470
Tenet Healthcare Corp.:
8%, 1/15/05  Ba1  620  608
 8 5/8%, 1/15/07  Ba3  250  247
  3,325
TOTAL HEALTH   4,612
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HOLDING COMPANIES - 0.0%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3 $ 970 $ 1,014
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
L-3 Communications Corp. 10 3/8%, 5/1/07 (e)  B2  80  82
Magnetek, Inc. 10 3/4%, 11/15/98  B1  2,870  2,992
Motors & Gears, Inc. 10 3/4%, 11/15/06 (e)  B3  1,820  1,825
  4,899
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  100  100
Continental Global Group, Inc. 11%, 4/1/07 (e)  B2  550  567
Goss Graphic System, Inc. 12%, 10/15/06  B2  620  658
International Knife & Saw, Inc.
11 3/8% 11/15/06  B3  160  162
Mosler, Inc. 11%, 4/15/03  Caa  380  350
  1,837
POLLUTION CONTROL - 0.0%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (e)  B3  350  368
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   7,104
MEDIA & LEISURE - 2.0%
BROADCASTING - 1.0%
Adelphia Communications Corp.
9 7/8%, 3/1/07 (e)  -  2,140  2,022
Benedek Communications Corp. 0%, 5/15/06 (c)  -  1,440  821
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (c)(e)  CCC  1,470  820
CS Wireless Systems, Inc. 0%, 3/1/06 (c)  Caa  1,386  374
Diamond Cable Communications PLC yankee (c):
0%, 12/15/05  B3  250  173
 0%, 2/15/07 (e)  -  1,680  1,000
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  60  62
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Jacor Communications Co. 9 3/4%, 12/15/06  B2 $ 130 $ 132
Lenfest Communications, Inc.:
8 3/8%, 11/1/05  Ba3  310  295
 10 1/2%, 6/15/06  B2  210  216
Olympus Communciation LP/Olympus Capital
Corp. 10 5/8%, 11/15/06 (e)  B1  1,310  1,330
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  330  344
TCI Communication, Inc. 6.82%, 9/15/10 (f)  Ba1  4,000  3,988
Telewest PLC 0%, 10/1/07 (c)  B1  1,270  859
Time Warner, Inc.:
7 3/4%, 6/15/05  Ba1  8,000  7,990
 6.85%, 1/15/26  Ba1  7,120  6,936
UIH Australia/PAC, Inc., 0%, 5/15/06 (c)  B2  3,310  1,622
  28,984
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09 (e)  B2  1,080  1,067
AMF Group, Inc.:
0%, 3/15/06 (c)  B2  360  242
 10 7/8%, 3/15/06  B2  755  787
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  890  881
Viacom, Inc. 8%, 7/7/06  B1  3,660  3,431
  6,408
LEISURE DURABLES & TOYS - 0.1%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  1,960  2,176
ICON Fitness Corp. 0%, 11/15/06 (e)  CCC  460  239
  2,415
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  1,150  1,173
Casino Magic Financial Corp.
11 1/2%, 10/15/01  B1  390  314
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  2,810  2,785
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  2,120  2,165
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  710  726
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  1,990  2,169
KSL Recreation Group, Inc. 10 1/4%,
5/1/07 (e)  B3  80  81
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Prime Hospitality Corp. 9 3/4%, 4/1/7 (e)  B1 $ 280 $ 287
Sun International Hotels Ltd. 9%, 3/15/07 (e)  Ba3  1,780  1,762
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  90  97
  11,559
RESTAURANTS - 0.3%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,463
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,683
  7,146
TOTAL MEDIA & LEISURE   56,512
NONDURABLES - 0.9%
FOODS - 0.3%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  3,600  3,578
International Home Foods, Inc.
10 3/8%, 11/01/06  B2  1,130  1,147
Nabisco, Inc. 8%, 1/15/00  Baa2  3,153  3,239
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  440  425
 11 1/8%, 10/1/02  B3  660  655
  9,044
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetics, Inc. 11 3/4%,
2/15/04 (e)  B3  1,470  1,492
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  4,795  5,023
  6,515
TOBACCO - 0.4%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  9,967
TOTAL NONDURABLES   25,526
PRECIOUS METALS - 0.0%
Royal Oak Mines, Inc. 11%, 8/15/06   B3  130  130
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.7%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 310 $ 314
Specialty Retailers, Inc. 10%, 8/15/00  B1  1,355  1,396
  1,710
GENERAL MERCHANDISE STORES - 0.3%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  4,500  4,457
 6.40%, 2/15/03  Baa1  425  408
Pantry, Inc. 12%, 11/15/00  B2  120  120
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  3,250  3,262
  8,247
GROCERY STORES - 0.3%
American Stores Co. 7 1/2%, 5/1/37  Baa2  4,850  4,872
Food-4-Less pay-in-kind 13 5/8%, 6/15/07  -  120  131
Pathmark Stores, Inc. 11 5/8%, 6/15/02  Caa  220  218
Pueblo Xtra International, Inc.:
9 1/2%, 8/1/03  B3  1,220  1,130
 9 1/2%, 8/1/03 (e)  B3  80  74
Ralph's Grocery Co. 10.45%, 6/15/04  B1  920  978
  7,403
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  300  326
TOTAL RETAIL & WHOLESALE   17,686
SERVICES - 0.2%
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  1,350  1,370
SERVICES - 0.2%
Orion Network Systems, Inc.:
11 1/4%, 1/15/07 unit  B2  1,605  1,605
 0%, 1/15/07 unit (c)  B2  5,410  2,773
Outsourcing Solutions, Inc. 11%,
11/1/06 (e)  B3  420  445
  4,823
TOTAL SERVICES   6,193
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.1%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (c)  Caa $ 1,190 $ 845
Echostar Communications Corp. 0%, 6/1/04 (c)  B2  2,240  1,837
Hyperion Telecommunications, Inc., Series B,
0%, 4/15/03 (c)  -  3,790  1,923
Intermedia Communications, Inc.
0%, 5/15/06 (c)  B3  1,970  1,281
  5,886
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Bell & Howell Co. 0%, 3/1/05 (c)  B3  2,520  1,991
Comdisco, Inc.:
6.35%, 8/7/98  Baa1  2,500  2,500
 6.70%, 8/6/99  Baa1  3,000  2,999
 5 3/4%, 2/15/01  Baa1  6,000  5,753
 6 3/8%, 11/30/01  Baa1  4,500  4,372
Dictaphone Corp. 11 3/4%, 8/1/05  B3  900  817
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  450  473
Unisys Corp.:
12%, 4/15/03  B1  1,330  1,403
 11 3/4%, 10/15/04  B1  80  84
  20,392
ELECTRONICS - 0.2%
Fairchild Semiconductor Corp.
10 1/8%, 3/15/07 (e)  B2  1,120  1,134
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  5,370  5,384
  6,518
TOTAL TECHNOLOGY   32,796
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  860  942
Delta Air Lines, Inc.
8 1/4%, 12/27/07 (d)  Baa3  2,600  2,867
 equipment trust certificate 8.54%, 1/2/07  Baa1  765  804
  4,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2 $ 4,360 $ 4,377
TOTAL TRANSPORTATION   8,990
UTILITIES - 2.0%
CELLULAR - 0.9%
Arch Communications Group, Inc. 0%,
3/15/08 (c)  B3  5,670  2,622
McCaw International Ltd. 0%,
4/15/07 unit (c)(e)  CCC  5,860  2,864
Microcell Telecommunications, Inc. 0%,
6/1/06 (c)  B3  6,280  3,077
Millicom International Cellular SA 0%,
6/1/06 (c)  B3  11,920  8,344
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  1,370  1,346
RSL Communications Ltd./RSL Communications
PLC  12 1/4%, 11/15/06 unit (e)  -  930  930
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,970  6,850
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  390  328
  26,361
ELECTRIC UTILITY - 0.1%
AES China Generating Ltd. yankee
10 1/8%, 12/15/06  Ba3  600  630
Virginia Electric & Power Co.
6.35%, 6/8/98  A3  3,000  3,004
  3,634
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  6,000  5,881
TELEPHONE SERVICES - 0.8%
Brooks Fiber Properties, Inc.:
0%, 3/1/06 (c)  -  790  514
 11 7/8%, 11/1/06  -  1,000  620
GST USA, Inc. 0%, 12/15/05 (c)  -  1,800  1,044
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
MFS Communications, Inc. (c):
0%, 1/15/04  Ba3 $ 1,410 $ 1,276
 0%, 1/15/06  Ba3  7,680  5,798
Mcleod, Inc. 0%, 3/1/07 (c)(e)  B3  1,120  638
Pagemart, Inc. 0%, 11/1/03 (c)  -  2,650  2,120
Shared Technologies Fairchild Communications
Corp. 0%, 3/1/06 (c)  Caa  1,990  1,642
Teleport Communications Group, Inc. 8%, 8/1/05  B1  320  220
WorldCom, Inc. 7 3/4%, 4/1/07  Ba1  9,000  8,957
  22,829
TOTAL UTILITIES   58,705
TOTAL NONCONVERTIBLE BONDS   505,327
TOTAL CORPORATE BONDS
(Cost $517,185)   513,747
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 7.9%
U.S. TREASURY OBLIGATIONS - 6.2%
7 3/4%, 12/31/99  Aaa  8,345  8,616
5 3/4%, 10/31/00  Aaa  1,245  1,217
6 5/8%, 6/30/01  Aaa  36,300  36,396
7 7/8%, 8/15/01  Aaa  2,510  2,633
10 3/4%, 5/15/03  Aaa  402  483
12 3/8%, 5/15/04  Aaa  1,315  1,729
7%, 7/15/06  Aaa  68,380  69,534
12 3/4%, 11/15/10  Aaa  30,500  42,033
13 7/8%, 5/15/11  Aaa  1,410  2,071
7 1/4%, 2/15/23  Aaa  9,883  9,971
TOTAL U.S. TREASURY OBLIGATIONS   174,683
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa $ 1,720 $ 1,730
Federal Home Loan Bank:
7.36%, 7/1/04  Aaa  1,590  1,636
 7.38%, 8/5/04  Aaa  3,790  3,892
 7.56%, 9/1/04  Aaa  5,530  5,732
 7.70%, 9/20/04  Aaa  1,170  1,223
Federal National Mortgage Association
8 5/8%, 6/30/04  Aaa  4,000  4,371
Financing Corp. stripped principal 0%, 6/6/02  Aaa  5,230  3,725
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 1-C, 9 1/4%, 11/15/01  Aaa  158  167
 Class 2-E, 9.40%, 5/15/02  Aaa  2,135  2,254
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
Series 1993-C, 5.20%, 10/15/04  Aaa  425  403
 Series 1993-D, 5.23%, 5/15/05  Aaa  758  717
 Series 1994-A, 7.12%, 4/15/06  Aaa  683  689
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06  Aaa  566  580
Overseas Private Investment Corp. (U.S.
Government guaranteed participation
certificate):
Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,840  1,786
 Series 1996-A1, 6.726%, 9/15/10  -  5,000  4,890
State of Israel (guaranteed by U.S. government
through Agency for International
Development):
7 3/4%, 11/15/99  Aaa  2,660  2,732
 8%, 11/15/01  Aaa  1,160  1,216
 0%, 11/15/01  Aaa  2,320  1,725
 6 1/8%, 3/15/03  Aaa  3,443  3,320
 7 5/8%, 8/15/04  Aaa  1,650  1,700
 5.89%, 8/15/05  Aaa  3,155  2,944
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban
Development Government U.S. guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa $ 2,200 $ 2,358
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   49,790
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $229,297)   224,473
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Corporation:
7%, 7/1/99 to 7/1/26  Aaa  4,725  4,742
 5 1/2%, 10/1/02 to 5/1/03  Aaa  4,372  4,147
Federal National Mortgage Association:
5 1/2%, 2/1/03 to 4/1/26  Aaa  89,938  84,848
 6%, 6/1/11 to 9/1/25  Aaa  18,271  16,715
 6 1/2%, 2/1/24 to 4/1/26  Aaa  41,238  39,100
 7 1/2%, 5/1/27  Aaa  800  794
Government National Mortgage Association:
7%, 12/1/22 to 12/15/25  Aaa  13,855  13,446
 8%, 11/15/21 to 12/15/26   Aaa  16,705  16,962
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $184,451)   180,754
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
First Chicago/Lennar Trust (f):
Series 1997-CHL1 Class D 8.106%, 4/1/39  -  700  660
 Series 1997-CHL1 Class E 8.106%, 4/1/39  -  350  263
Federal Home Loan Mortgage Corporation:
planned amortization class Series 1645
 Class ZA, 5 1/2%, 4/15/05  Aaa  10,792  10,441
 planned amortization class Series 1727
 Class D, 6 1/2%, 8/15/14  Aaa  8,730  8,744
 Z Bond Series 1708Y Class Z, 6%, 3/15/09  Aaa  10,348  8,846
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal National Mortgage Association:
planned amortization class Series 1993-129
 Class D, 6.10%, 6/25/05  Aaa $ 5,000 $ 4,935
 Z Bond Series 1993-10 Class Z,
 6 1/2%, 2/25/08  Aaa  17,667  15,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $50,203)   49,707
COMMERCIAL MORTGAGE SECURITIES - 0.4%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.79%,
12/25/01 (e)(f)  -  700  683
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.6832%, 8/1/24 (e)(f)  -  1,836  1,315
DLJ Mortgage Acceptance Corp. Series 1993-MF12
Class B-2, 10.10%, 9/18/03 (e)  -  700  674
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1 Class F,
7.86%, 11/15/06 (e)  Ba3  500  461
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  709  689
Morgan Stanley Capital One, Inc. Series 1996-MBL1
Class E, 8.661%, 5/25/21 (e)  -  783  710
Mortgage Capital Funding, Inc. Series 1996-MC1
Class G, 7.15%, 7/15/28 (e)  BB  1,000  872
Penn Mutual Life Insurance Co. (The) Series 1996-PML
Class K, 7.90%, 11/15/26 (e)  -  1,250  743
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7 3/8%, 9/25/24 (e)  BB  1,000  879
 Series 1993-C1 Class E, 6.60%, 10/25/24 (e)  B  500  185
 sequential pay Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  754  753
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  1,482  1,502
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (e)  Aaa  3,000  2,932
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,817)   12,398
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.6%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 1,250 $ 1,291
Manitoba Province yankee 6 3/8%, 10/15/99  A1  4,780  4,756
Mexico Value recovery rights discount A (a)  BB+  1  -
Quebec Province yankee (d):
6.86%, 4/15/26  A2  8,000  7,768
 7.22%, 7/22/36  A2  3,200  3,286
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,962)   17,101
CASH EQUIVALENTS - 1.9%
 SHARES
Taxable Central Cash Fund (h)
(Cost $52,330)    52,329,614  52,330
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,492,974)  $ 2,835,897
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,478,000 or 3.5% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
8. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.2% AAA, AA, A 21.9%
Baa 4.5% BBB  7.0%
Ba 2.2% BB  1.0%
B 3.9% B  3.8%
Caa 0.3% CCC  0.3%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.8%
United Kingdom  5.4
Netherlands   2.9
Canada  1.0
Others (individually less than 1%)  1.9
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,494,195,000. Net unrealized appreciation aggregated $341,702,000, of which $372,789,000 related to appreciated investment securities and $31,087,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

Investment in securities, at value (cost $2,492,974) -                       $ 2,835,897
See accompanying schedule

Cash                                                                          187

Receivable for investments sold                                               9,378

Receivable for fund shares sold                                               2,198

Dividends receivable                                                          3,232

Interest receivable                                                           15,894

Other receivables                                                             10

Prepaid expenses                                                              20

 TOTAL ASSETS                                                                 2,866,816

LIABILITIES

Payable for investments purchased                                 $ 22,944

Payable for fund shares redeemed                                   6,529

Accrued management fee                                             1,029

Distribution fees payable                                          1,132

Other payables and accrued expenses                                577

 TOTAL LIABILITIES                                                            32,211

NET ASSETS                                                                   $ 2,834,605

Net Assets consist of:

Paid in capital                                                              $ 2,413,499

Undistributed net investment income                                           3,658

Accumulated undistributed net realized gain (loss) on                         74,534
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 342,914
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                   $ 2,834,605


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $17.14
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,914 (divided by) 228.37 shares)

Maximum offering price per share (100/94.75 of $17.14)             $18.09

CLASS T:                                                           $17.16
NET ASSET VALUE and redemption price per share
 ($2,801,708 (divided by) 163,233 shares)

Maximum offering price per share (100/96.50 of $17.16)             $17.78

CLASS B:                                                           $17.12
NET ASSET VALUE and offering price per share
 ($3,793 (divided by) 221.53 shares) A

INSTITUTIONAL CLASS:                                               $17.22
NET ASSET VALUE, offering price and redemption price per

 share ($25,190 (divided by) 1,463 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997

INVESTMENT INCOME                                                     $ 20,616
Dividends

Interest                                                               39,508

 TOTAL INCOME                                                          60,124

EXPENSES

Management fee                                             $ 6,543

Transfer agent fees                                         2,704

Distribution fees                                           7,187

Accounting fees and expenses                                403

Non-interested trustees' compensation                       17

Custodian fees and expenses                                 58

Registration fees                                           85

Audit                                                       42

Legal                                                       10

Miscellaneous                                               67

 Total expenses before reductions                           17,116

 Expense reductions                                         (85)       17,031

NET INVESTMENT INCOME                                                  43,093

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      77,333

 Foreign currency transactions                              119        77,452

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      143,507

 Assets and liabilities in foreign currencies               (29)       143,478

NET GAIN (LOSS)                                                        220,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 264,023
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS        YEAR ENDED
                                                          ENDED APRIL 30,   OCTOBER 31,
                                                          1997              1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 43,093          $ 107,896
Net investment income

 Net realized gain (loss)                                  77,452            30,925

 Change in net unrealized appreciation (depreciation)      143,478           144,053

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           264,023           282,874
FROM OPERATIONS

Distributions to shareholders                              (49,846)          (124,584)
From net investment income

 From net realized gain                                    (19,450)          (6,649)

 TOTAL DISTRIBUTIONS                                       (69,296)          (131,233)

Share transactions - net increase (decrease)               (375,838)         (578,059)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (181,111)         (426,418)

NET ASSETS

 Beginning of period                                       3,015,716         3,442,134

 End of period (including undistributed net investment    $ 2,834,605       $ 3,015,716
income of $3,658 and $10,411, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS    YEAR ENDED
      ENDED         OCTOBER 31,
      APRIL 30,

      1997          1996 D

SELECTED PER-SHARE DATA H

Net asset value, beginning of period                     $ 16.04       $ 15.22

Income from Investment Operations

 Net investment income                                    .23           .08

 Net realized and unrealized gain (loss)                  1.24          .88

 Total from investment operations                         1.47          .96

Less Distributions

 From net investment income                               (.26)         (.14)

 From net realized gain                                   (.11)         -

 Total distributions                                      (.37)         (.14)

Net asset value, end of period                           $ 17.14       $ 16.04

TOTAL RETURN B, C                                         9.26%         6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $ 4           $ 1

Ratio of expenses to average net assets                   1.44% A, E    1.50% A
                                                                       , E

Ratio of expenses to average net assets after expense     1.44% A       1.49% A
reductions                                                             , F

Ratio of net investment income to average net assets      2.79% A       3.07% A

Portfolio turnover                                        75% A         223%

Average commission rate G                                $ .0452       $ .0106

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. (SEE NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T

                              SIX MONTHS    YEARS ENDED OCTOBER 31,
                              ENDED
                              APRIL 30,



                               1997          1996     1995      1994 D      1993     1992
SELECTED PER-SHARE
DATA

Net asset value,               $ 16.07     $ 15.30    $ 14.67   $ 15.91    $ 14.41   $ 14.13
beginning of period

Income from Investment
Operations

 Net investment income          .25 G       .51 G      .59       .38        .48       .50

 Net realized and               1.24        .88        .54       (.79)      2.18      .85
 unrealized gain (loss)

 Total from                     1.49        1.39       1.13      (.41)      2.66      1.35
 investment operations

Less Distributions              (.29)       (.59)      (.50)     (.28)      (.56)     (.46)
From net
 investment income

 In excess of net               -           -          -         (.02)      -         -
 investment income

 From net                       (.11)       (.03)      -         (.49)      (.60)     (.61)
 realized gain

 Return of capital              -           -          -         (.04)      -         -

 Total distributions            (.40)       (.62)      (.50)     (.83)      (1.16)    (1.07)

Net asset value,               $ 17.16     $ 16.07    $ 15.30   $ 14.67    $ 15.91   $ 14.41
end of period

TOTAL RETURN B, C               9.37%       9.30%      7.85%     (2.69)%    19.66%    10.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,802     $ 2,993    $ 3,441   $ 3,129    $ 1,654   $ 398
(in millions)

Ratio of expenses to            1.21% A     1.26%      1.47%     1.59%      1.52%     1.60%
average net assets

Ratio of expenses to            1.20% A,    1.25%      1.46%     1.58%      1.51%     1.60%
average net assets              E          E          E         E          E
after expense
reductions

Ratio of net investment         3.03% A     3.32%      3.99%     3.79%      3.24%     3.97%
income to average
net assets

Portfolio turnover              75% A       223%       297%      202%       200%      389%

Average commission             $ .0452     $ .0106
rate F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE NOVEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS
      ENDED
      APRIL 30,

      1997 C

SELECTED PER-SHARE DATA G

Net asset value, beginning of period                    $ 16.36

Income from Investment Operations

 Net investment income                                   .10

 Net realized and unrealized gain (loss)                 .78

 Total from investment operations                        .88

Less Distributions

 From net investment income                              (.12)

Net asset value, end of period                          $ 17.12

TOTAL RETURN B, D                                        5.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 4

Ratio of expenses to average net assets                  2.19% A,
                                                        E

Ratio of net investment income to average net assets     1.97% A

Portfolio turnover                                       75% A

Average commission rate F                               $ .0452

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30,1997.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS    YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

      1997          1996                      1995 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 16.11    $ 15.40    $ 15.23

Income from Investment Operations

 Net investment income                                   .28 H      .54 H      .25

 Net realized and unrealized gain (loss)                 1.26       .87        .09

 Total from investment operations                        1.54       1.41       .34

Less Distributions

 From net investment income                              (.32)      (.67)      (.17)

 From net realized gain                                  (.11)      (.03)      -

 Total distributions                                     (.43)      (.70)      (.17)

Net asset value, end of period                          $ 17.22    $ 16.11    $ 15.40

TOTAL RETURN B, C                                        9.67%      9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 25       $ 22       $ 1

Ratio of expenses to average net assets                  .78% A     1.06%      .92% A,
                                                                               E

Ratio of expenses to average net assets after            .78% A     1.03%      .91% A,
expense reductions                                                 F           F

Ratio of net investment income to average net assets     3.45% A    3.54%      4.54% A

Portfolio turnover                                       75% A      223%       297%

Average commission rate G                               $ .0452    $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED .
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund)(formerly Fidelity Advisor Income & Growth Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B, and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,050,321,000 and $1,402,345,000, respectively, of which U.S. government and government agency obligations aggregated $329,252,000 and $472,529,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 3,000       $ 3,000

CLASS T     7,179,000     7,179,000

CLASS B     5,000         1,000

           $ 7,187,000   $ 7,183,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 160,000   $ 55,000

CLASS T     542,000     398,000

CLASS B     1,000       0 *

           $ 703,000   $ 453,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC  *   $ 3,000        .25

CLASS T **             FIIOC  *    2,682,000     .19

CLASS B                FIIOC  *    1,000         .27

INSTITUTIONAL CLASS    FIIOC  *    18,000        .15

                                  $ 2,704,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $148,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    1.50%         $ 4,000

CLASS B    2.25%          11,000

                         $ 15,000

In addition, FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A and Class B. For the period, the reimbursement reduced these expenses by $1,000 and $1,000 for Class A and Class B, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $65,000 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 22.6% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS          SIX MONTHS    YEAR ENDED
                              ENDED         OCTOBER 31,
                              APRIL 30,     1996 A
                              1997 B

CLASS A

From net investment income    $ 38          $ 4

From net realized gain         12            -

Total                         $ 50          $ 4

CLASS T

From net investment income    $ 49,359      $ 124,292

From net realized gain         19,291        6,647

Total                         $ 68,650      $ 130,939

CLASS B

From net investment income    $ 13          $ -

INSTITUTIONAL CLASS

From net investment income    $ 436         $ 288

From net realized gain         147           2

Total                         $ 583         $ 290

                              $ 69,296      $ 131,233

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997 B            1996 A        1997 B            1996 A



CLASS A                           178               79           $ 3,002           $ 1,223
Shares sold

Reinvestment of distributions     3                 -             49                4

Shares redeemed                   (27)              (5)           (466)             (76)

Net increase (decrease)           154               74           $ 2,585           $ 1,151

CLASS T                           14,382            36,300       $ 241,499         $ 563,225
Shares sold

Reinvestment of distributions     3,913             7,921         64,825            122,603

Shares redeemed                   (41,259)          (82,882)      (690,291)         (1,284,921)

Net increase (decrease)           (22,964)          (38,661)     $ (383,967)       $ (599,093)

CLASS B                           236               -            $ 3,980           $ -
Shares sold

Reinvestment of distributions     1                 -             13                -

Shares redeemed                   (15)              -             (254)             -

Net increase (decrease)           222               -            $ 3,739           $ -

INSTITUTIONAL CLASS               272               1,421        $ 4,574           $ 21,932
Shares sold

Reinvestment of distributions     34                17            561               270

Shares redeemed                   (197)             (149)         (3,330)           (2,319)

Net increase (decrease)           109               1,289        $ 1,805           $ 19,883


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 17,000

CLASS T                 47,000

CLASS B                 7,000

INSTITUTIONAL CLASS     14,000

                       $ 85,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth
Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund), including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1997 and for the year ended October 31, 1996 and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund) as of April 30, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 1997 and for the year ended October 31, 1996 and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 13, 1997





INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William S. Hayes, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributions Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA


CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
 Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Funds

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

BALANCED FUND
(FORMERLY ADVISOR INCOME & GROWTH FUND) - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The managers' review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     38   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    46   Notes to the financial statements.

REPORT OF INDEPENDENT    54   The auditor's opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR BALANCED FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                       MONTHS   YEAR     YEARS     YEARS

Advisor Balanced - Institutional       9.67%    16.81%   58.84%    192.37%
Class

S&P 500(registered trademark)          14.72%   25.13%   120.23%   275.42%

Lehman Brothers Aggregate Bond Index   1.70%    7.09%    42.63%    130.18%

Balanced Funds Average                 6.22%    12.71%   71.26%    170.48%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 328 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Advisor Balanced - Institutional Class   16.81%   9.70%    11.33%

S&P 500                                  25.13%   17.10%   14.14%

Lehman Brothers Aggregate Bond Index     7.09%    7.36%    8.69%

Balanced Funds Average                   12.71%   11.30%   10.41%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Balanced -CL I           SP Standard & Poor 500      LB
Aggregate Bond
             00642                       SP001                       LB001
  1987/04/30      10000.00                    10000.00
10000.00
  1987/05/31       9972.22                    10087.00
9960.88
  1987/06/30      10212.81                    10596.39
10097.97
  1987/07/31      10706.23                    11133.63
10090.21
  1987/08/31      10929.66                    11548.92
10036.21
  1987/09/30      10743.79                    11295.99
9822.50
  1987/10/31       8850.04                     8862.84
10172.33
  1987/11/30       8690.66                     8132.54
10253.81
  1987/12/31       9070.58                     8751.43
10393.48
  1988/01/31       9603.02                     9119.86
10758.83
  1988/02/29      10002.36                     9544.85
10886.55
  1988/03/31      10030.88                     9249.91
10784.38
  1988/04/30      10204.33                     9352.58
10726.18
  1988/05/31      10242.87                     9433.95
10654.08
  1988/06/30      10667.72                     9866.97
10911.12
  1988/07/31      10628.68                     9829.48
10853.89
  1988/08/31      10589.64                     9495.27
10882.34
  1988/09/30      10785.72                     9899.77
11128.71
  1988/10/31      10943.90                    10174.99
11338.23
  1988/11/30      10835.15                    10029.48
11200.49
  1988/12/31      10964.98                    10205.00
11213.10
  1989/01/31      11396.36                    10952.01
11374.44
  1989/02/28      11436.49                    10679.30
11291.99
  1989/03/31      11628.96                    10928.13
11340.81
  1989/04/30      12096.15                    11495.30
11578.13
  1989/05/31      12492.24                    11960.86
11882.38
  1989/06/30      12664.44                    11892.68
12244.17
  1989/07/31      13239.63                    12966.59
12504.45
  1989/08/31      13445.05                    13220.73
12319.18
  1989/09/30      13466.04                    13166.53
12382.23
  1989/10/31      13258.39                    12861.07
12687.12
  1989/11/30      13528.34                    13123.43
12808.04
  1989/12/31      13662.03                    13438.39
12842.32
  1990/01/31      13001.15                    12536.68
12689.71
  1990/02/28      13035.34                    12698.40
12730.77
  1990/03/31      13217.79                    13034.91
12740.15
  1990/04/30      13044.78                    12709.04
12623.43
  1990/05/31      13529.20                    13948.17
12997.19
  1990/06/30      13586.59                    13853.32
13205.73
  1990/07/31      13551.58                    13808.99
13388.41
  1990/08/31      12722.84                    12560.66
13209.61
  1990/09/30      12429.19                    11948.95
13318.89
  1990/10/31      12310.93                    11897.57
13487.99
  1990/11/30      12866.75                    12666.15
13778.33
  1990/12/31      13259.97                    13019.54
13993.02
  1991/01/31      13944.59                    13587.19
14165.99
  1991/02/28      14761.32                    14558.68
14286.92
  1991/03/31      15136.25                    14911.00
14385.20
  1991/04/30      15427.33                    14946.78
14541.05
  1991/05/31      16070.13                    15592.48
14626.08
  1991/06/30      15740.77                    14878.35
14618.64
  1991/07/31      16413.97                    15571.68
14821.37
  1991/08/31      16830.14                    15940.73
15142.10
  1991/09/30      16954.05                    15674.52
15448.93
  1991/10/31      17447.98                    15884.56
15620.94
  1991/11/30      17040.49                    15244.41
15764.17
  1991/12/31      17832.20                    16988.37
16232.34
  1992/01/31      17949.52                    16672.39
16011.51
  1992/02/29      18327.54                    16889.13
16115.62
  1992/03/31      18262.48                    16559.79
16024.77
  1992/04/30      18407.10                    17046.65
16140.52
  1992/05/31      18775.25                    17130.18
16445.08
  1992/06/30      18604.53                    16874.94
16671.41
  1992/07/31      19147.82                    17565.12
17011.54
  1992/08/31      19147.82                    17205.04
17183.87
  1992/09/30      19306.24                    17408.05
17387.57
  1992/10/31      19239.48                    17468.98
17157.04
  1992/11/30      19359.64                    18064.68
17160.92
  1992/12/31      19472.69                    18286.87
17433.80
  1993/01/31      19840.10                    18440.48
17768.11
  1993/02/28      20264.03                    18691.27
18079.15
  1993/03/31      21028.86                    19085.66
18154.48
  1993/04/30      21627.24                    18623.78
18280.90
  1993/05/31      22040.41                    19122.90
18304.18
  1993/06/30      21898.50                    19178.36
18635.91
  1993/07/31      22128.25                    19101.64
18741.31
  1993/08/31      22932.39                    19825.60
19069.81
  1993/09/30      22717.99                    19672.94
19122.18
  1993/10/31      23021.86                    20080.17
19193.64
  1993/11/30      22717.99                    19889.41
19030.36
  1993/12/31      23300.07                    20130.07
19133.50
  1994/01/31      23947.71                    20814.49
19391.83
  1994/02/28      23525.99                    20250.42
19054.93
  1994/03/31      22586.41                    19367.50
18585.15
  1994/04/30      22404.27                    19615.41
18436.74
  1994/05/31      22495.34                    19937.10
18434.16
  1994/06/30      22068.42                    19448.64
18393.42
  1994/07/31      22495.16                    20086.55
18758.77
  1994/08/31      22769.49                    20910.10
18782.05
  1994/09/30      22617.33                    20397.81
18505.61
  1994/10/31      22403.53                    20856.76
18489.12
  1994/11/30      22098.09                    20097.15
18448.06
  1994/12/31      22113.36                    20395.19
18575.45
  1995/01/31      22051.77                    20924.04
18943.06
  1995/02/28      22436.75                    21739.45
19393.45
  1995/03/31      22809.53                    22380.98
19512.43
  1995/04/30      23057.97                    23040.10
19784.99
  1995/05/31      23508.26                    23961.02
20550.62
  1995/06/30      23790.48                    24517.63
20701.28
  1995/07/31      24150.47                    25330.63
20655.05
  1995/08/31      24228.73                    25394.21
20904.33
  1995/09/30      24478.30                    26465.85
21107.70
  1995/10/31      24367.54                    26371.37
21382.20
  1995/11/30      25032.11                    27529.07
21702.61
  1995/12/31      25430.22                    28059.28
22007.18
  1996/01/31      25639.59                    29014.42
22153.32
  1996/02/29      25236.96                    29283.38
21768.24
  1996/03/31      25045.06                    29565.38
21616.93
  1996/04/30      25028.82                    30001.17
21495.36
  1996/05/31      25158.76                    30774.90
21451.71
  1996/06/30      25305.95                    30892.16
21739.79
  1996/07/31      24780.79                    29527.34
21799.28
  1996/08/31      24961.32                    30150.07
21762.75
  1996/09/30      25964.59                    31846.92
22142.00
  1996/10/31      26659.63                    32725.26
22632.48
  1996/11/30      28099.35                    35198.96
23020.14
  1996/12/31      27637.63                    34501.67
22806.10
  1997/01/31      28596.45                    36657.33
22875.94
  1997/02/28      29050.63                    36944.73
22932.85
  1997/03/31      28065.86                    35426.67
22678.72
  1997/04/30      29237.40                    37541.64
23018.20
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Institutional Class on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $29,237 - a 192.37% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $37,542 - a 275.42% increase. If you had put $10,000 in the bond index, it would have grown to $23,018 - a 130.18% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your shares
during a market downturn,
you might lose money. But if
you can ride out the market's
ups and downs, you may
have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


An interview with Bettina Doulton (left), Lead Portfolio Manager of Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments
Q. HOW DID THE FUND PERFORM, BETTINA?
B.D. For the six months that ended April 30, 1997, the fund's Institutional Class shares posted a total return of 9.67%, significantly outperforming the 6.22% return for the balanced funds average tracked by Lipper Analytical Services. Given the structure of the fund - namely its mix of equities and fixed-income securities - performance typically falls between its two benchmark indexes, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. In this respect, performance over the past six months was in line with my expectations; while the fund outperformed the Lehman Brothers index, which returned 1.70% over the six months, it underperformed the S&P 500, which gained 14.72%. For the 12 months that ended April 30, 1997, the fund's Institutional Class shares returned 16.81%, while the balanced funds average returned 12.71%, the Lehman Brothers index returned 7.09% and the S&P 500 returned 25.13%.
Q. WHAT KEY STRATEGIES HELPED THE FUND OUTPERFORM THE LIPPER AVERAGE OVER THE PAST SIX MONTHS?
B.D. Because the asset allocation of the fund generally will approximate 60% equities and 40% fixed-income, the strategy is to add value through security selection within each of the asset classes. This approach clearly benefited performance during the past six months. In fact, the equity portion of the fund outperformed the S&P 500 over that period. Within the equity sub-portfolio, my concentration on selected larger-capitalization stocks within the finance, nondurables and health sectors - all of which were among the best performing during the period - was very helpful. Another beneficial strategy was my decision to underemphasize the large utilities sector, which dramatically underperformed amid uncertainty regarding the deregulation of both the electric and telecommunications sectors.
Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST SIX
MONTHS?
B.D. Looking beyond the 14.72% six-month return for the S&P 500 - which substantially exceeded its historical average ANNUAL return of about 11% - one of the most noticeable trends has been a dramatic rise in the stock market's volatility. Interestingly, the bull market during much of the '90s has been accompanied by below-average volatility; only over the past few months has volatility reached levels last seen in 1990-1991. One of the most significant factors responsible for the recent upswing in volatility has been increasing uncertainty over the direction of interest rates. Remarks by Federal Reserve Board Chairman Alan Greenspan warning of "irrational exuberance" in the stock market - widely interpreted as an indication that the Fed would take actions to increase short-term interest rates - were largely responsible for a 5% correction in the S&P 500 during December. A more significant correction, just short of 10%, followed in March and April as interest rate concerns again became a focus of attention. Notably, the market rebounded strongly from both corrections, helped in part by continued strong earnings reports. At the end of April, the S&P 500 nearly had regained the high it had reached before the more recent correction.
Q. WHAT TYPES OF EQUITY INVESTMENTS WERE MOST ATTRACTIVE OVER THE PERIOD? B.D. Overall, stock selection remained company-specific, focused on firms with competitive advantages or catalysts for positive change - including dominant market positions, cost-structure reductions or new products - and outstanding, shareholder-friendly management. The combination of some or all of these attributes typically translates into solid earnings and generous free cash flow. Of course, my decision to invest in a particular stock also is contingent on an attractive valuation. Over the past six months, a significant proportion of companies meeting these criteria have been large-capitalization diversified financials and "consumer growth companies," mainly pharmaceuticals and nondurables firms. Two stocks that I found particularly attractive during the period were BankAmerica and Unilever. BankAmerica, the fund's fourth-largest equity position, exemplifies many of the fund's finance investments. This bank is in the process of aggressively reducing its cost structure, achieving improving returns on capital and utilizing excess capital to repurchase its shares. In addition, the firm has been the beneficiary of an improving California economy. Unilever, the large consumer products company, is a good example of my ongoing interest in restructuring stories. Under the direction of a new CEO, this company has focused on improving its relatively lackluster returns by redeploying capital away from weak businesses and into strong-performing units, particularly those in rapidly growing emerging markets.
Q. HOW DID SOME OF THE OTHER LARGER STOCK HOLDINGS PERFORM?
B.D. Most of the fund's top five stocks performed well during the six-month period, including both BankAmerica and Citicorp. Their solid business prospects shone through in the face of a rather volatile environment for financials brought on by concerns that interest rates would be on the rise. General Electric and Philip Morris also were positive contributors. The upward revaluation of GE continued as investors were attracted to its global business franchise, consistent growth prospects and stable free cash flow. Philip Morris' underlying business prospects remained good , and the market seemed more optimistic that there might be some resolution on the litigation and regulatory fronts. British Petroleum proved to be the relative laggard in the group, as softening oil prices caused most of the energy sector to surrender some of the gains we saw in 1996.
Q. WERE THERE ANY DISAPPOINTMENTS?
B.D. Relative to the S&P 500, the fund's most significant detractor was an underrepresentation within the very strong technology sector. However, given the fund's conservative, income-driven objective, it's typically difficult to justify significant technology exposure. In addition, the fund's aerospace and defense investments were disappointing, as they weakened early in 1997 after outperforming for most of 1996.
Q. TURNING TO YOU, KEVIN, HOW HAVE YOU STRUCTURED THE BOND PORTION OF THE
FUND?
K.G. I've maintained an interest rate posture in line with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index. And, during the past six months, the bond portfolio outperformed the index because of security selection. In particular, I've been attracted to corporate bonds issued by companies that I felt wouldn't be affected by shifts in the economy, including bonds issued by banks. Historically, bank earnings were quite sensitive to interest rates. However, over the past several years, banks have increased the fee-based portions of their business, making them less sensitive to interest rates and loans. Bonds issued by energy companies also proved to be positive performers for the fund, helped by an upward spike in energy prices in the winter. This rise in prices helped increase the companies' cash flow, which they used to pay down debt. In the corporate area overall, I've focused on shorter maturities in the two- to four-year range. These bonds offer a yield advantage over Treasuries, but are short enough in maturity that they shouldn't markedly underperform Treasuries if the market becomes nervous about credit risk.
Q. WERE THERE OTHER TYPES OF CORPORATE BONDS THAT INTERESTED YOU?
K.G. Yes. Bank bonds known as capital securities presented an opportunity during the period. Because of a change brought about by the Federal Reserve Board last fall, banks were given the ability to issue these long-term bonds for which the interest payments are tax-deductible to the banks. A new market was created, as banks sought to issue as many capital securities as possible before Congress had the chance to close this tax loophole. A flood of securities came to market very cheaply, so I added some to the fund.
Q. LOOKING AT THE BIG PICTURE, BETTINA, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
B.D. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion has already exceeded all but two post-war expansions. Many companies that I've recently met with have indicated that the general business climate continues to become more competitive than ever. Given continuous pressure from shareholders to enhance returns and an almost complete lack of pricing power, company managements' interest in business restructurings and other self-help measures appears to be rising again. Increasingly, market share gains, globalization, improved productivity, capital redeployment and execution will be the critical success factors. In addition, mergers and acquisitions are likely to accelerate as companies seek to bolster their position and exploit both cost-reducing and revenue-enhancing synergies. Given the scenario I just outlined, I think it's probable that the same stocks that have recently been market leaders - larger-capitalization financials, pharmaceuticals and consumer nondurables - will continue to outperform.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks both income
and growth of capital by
investing in a diversified
portfolio of equity and
fixed-income securities with
income, growth of income
and capital appreciation
potential
START DATE: January 6, 1987
SIZE: as of April 30, 1997
more than $2.8 billion
MANAGER: Bettina Doulton
and Kevin Grant, since 1996;
Bettina Doulton joined
Fidelity in 1986; Kevin Grant
joined Fidelity in 1993
(checkmark)
BETTINA DOULTON ON
LARGE-CAPITALIZATION STOCKS:
"Over the past year, there has
been heated debate over why
large-cap stocks have
outperformed their small-cap
counterparts. Many
analysts have contended that
the indexing phenomenon -
a "virtuous circle" of S&P 500
index fund outperformance
begetting increasing
investments in large-cap
companies that comprise the
index, thereby driving their
stocks higher - is
responsible for this
outperformance. However,
part of the reality -
overlooked to some extent -
is that larger companies have
generated significantly better
earnings growth in recent
years. Even within the
large-cap S&P 500, there has
been a wide disparity in
earnings growth rates by
capitalization. Between 1993
and 1996, the largest 100
companies in the S&P 500
grew their operating earnings
at a rate that was
approximately 2.5 times the
rate of the index's smallest 400
companies. I believe this
earnings differential has been
at the heart of the recent
large-cap outperformance.
More importantly, I see little
on the horizon that is likely
to alter this trend.
Globalization and the
resulting need to leverage
strong market positions and
brands continue to favor
larger enterprises. In addition,
many larger firms have been
leaders in cost containment
over recent years, which is
now bearing fruit in terms of
margin expansions and rising
free cash flows."

(solid bullet)
(solid bullet)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF APRIL 30, 1997
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Citicorp                        2.4            2.9

Philip Morris Companies, Inc.   2.4            2.7

British Petroleum PLC Ord.      2.3            2.0

BankAmerica Corp.               2.1            1.9

General Electric Co.            2.1            2.8

TOP FIVE BOND ISSUERS AS OF APRIL 30, 1997
(WITH MATURITIES OF MORE THAN ONE YEAR)    % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE BOND
                                                          ISSUERS
                                                          6 MONTHS AGO

U.S. Treasury                              6.2            7.3

Federal National Mortgage Association      5.9            8.7

Federal Home Loan Mortgage Corporation     1.3            1.2

Government National Mortgage Association   1.1            1.3

Comdisco Inc.                              0.6            0.4

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            20.2           19.5

Nondurables                        8.8            7.5

Energy                             8.1            9.0

Health                             8.1            7.6

Industrial Machinery & Equipment   6.2            5.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 1.8
Row: 1, Col: 4, Value: 35.0
Row: 1, Col: 5, Value: 30.0
Row: 1, Col: 6, Value: 31.4
Stocks  60.8%
Bonds 34.3%
Convertible
securities 1.8%
Short-term
investments 3.1%
FOREIGN
INVESTMENTS 11.4%
Stocks  62.4%
Bonds 34.9%
Convertible
securities 0.8%
Short-term
investments 1.9%
FOREIGN
INVESTMENTS 11.2%
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 34.3
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 30.6
*
**
INVESTMENTS APRIL  30, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 61.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.5%
AEROSPACE & DEFENSE - 4.5%
AlliedSignal, Inc.   522,600 $ 37,757
Boeing Co.   167,699  16,539
Lockheed Martin Corp.   255,900  22,903
Sundstrand Corp.   201,500  9,823
Textron, Inc.   64,700  7,206
United Technologies Corp.   436,500  33,010
  127,238
DEFENSE ELECTRONICS - 0.6%
Raytheon Co.   384,100  16,756
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   151,900  10,823
Newport News Shipbuilding, Inc.   19,380  291
  11,114
TOTAL AEROSPACE & DEFENSE   155,108
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 3.4%
Air Products & Chemicals, Inc.   227,300  16,309
du Pont (E.I.) de Nemours & Co.   100,100  10,623
Goodrich (B.F.) Co.   50,300  2,006
Monsanto Co.   685,000  29,284
Nalco Chemical Co.   81,600  2,938
Olin Corp.   162,700  6,691
Praxair, Inc.   573,300  29,597
  97,448
METALS & MINING - 0.1%
Aluminum Co. of America  58,800  4,109
PACKAGING & CONTAINERS - 0.2%
Corning, Inc.   88,200  4,256
PAPER & FOREST PRODUCTS - 0.7%
Kimberly-Clark Corp.   376,400  19,291
TOTAL BASIC INDUSTRIES   125,104
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.   130,600 $ 4,930
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Eaton Corp.   113,900  8,528
Johnson Controls, Inc.   137,900  5,292
  13,820
CONSUMER DURABLES - 1.0%
Minnesota Mining & Manufacturing Co.   340,200  29,597
CONSUMER ELECTRONICS - 0.2%
Newell Co.   177,600  6,216
TOTAL DURABLES   49,633
ENERGY - 7.1%
ENERGY SERVICES - 0.8%
Halliburton Co.   65,000  4,591
Schlumberger Ltd.   157,800  17,476
  22,067
OIL & GAS - 6.3%
Amoco Corp.   80,000  6,690
British Petroleum PLC:
Ord.   5,565,546  63,970
 ADR  117,321  16,146
Exxon Corp.   243,600  13,794
Mobil Corp.   133,600  17,368
Royal Dutch Petroleum Co.:
Ord.   29,400  5,257
 ADR  156,000  28,119
Texaco, Inc.   177,800  18,758
Total SA:
Class B  49,500  4,106
 sponsored ADR  53,800  2,239
USX-Marathon Group   76,600  2,116
Unocal Corp.   55,637  2,121
  180,684
TOTAL ENERGY   202,751
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 13.2%
BANKS - 7.1%
BankAmerica Corp.   511,900 $ 59,828
BankBoston Corp.  140,700  10,236
Citicorp  611,900  68,915
National City Corp.   116,504  5,680
NationsBank Corp.   969,400  58,528
  203,187
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   684,800  45,111
Associates First Capital Corp.   35,000  1,794
Beneficial Corp.   88,100  5,638
  52,543
FEDERAL SPONSORED CREDIT - 2.4%
Federal Home Loan Mortgage Corporation  1,304,800  41,591
Federal National Mortgage Association  626,300  25,757
  67,348
INSURANCE - 1.6%
Allstate Corp.   329,100  21,556
ITT Hartford Group, Inc.   161,900  12,062
Loews Corp.   81,500  7,488
St. Paul Companies, Inc. (The)  4,200  281
Travelers Group, Inc. (The)  53,333  2,953
  44,340
SAVINGS & LOANS - 0.2%
Great Western Financial Corp.   150,000  6,300
TOTAL FINANCE   373,718
HEALTH - 8.0%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   511,800  33,907
Bristol-Myers Squibb Co.   727,740  47,667
Merck & Co., Inc.   457,200  41,377
Novartis AG (Reg.)  3,400  4,480
Pfizer, Inc.   178,260  17,113
Schering-Plough Corp.   194,900  15,592
SmithKline Beecham PLC ADR  667,200  53,793
  213,929
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Baxter International, Inc.   267,100 $ 12,787
TOTAL HEALTH   226,716
HOLDING COMPANIES - 0.0%
CINergy Corp.   36,500  1,214
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 2.9%
Emerson Electric Co.   305,400  15,499
General Electric Co.   533,000  59,096
General Signal Corp.   99,900  3,921
Grainger (W.W.), Inc.   25,200  1,899
Honeywell, Inc.   38,800  2,740
  83,155
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Cooper Industries, Inc.   374,629  17,233
Harnischfeger Industries, Inc.   193,900  8,071
Tyco International Ltd.   355,900  21,710
  47,014
POLLUTION CONTROL - 1.0%
Browning-Ferris Industries, Inc.   669,600  19,000
WMX Technologies, Inc.   340,800  10,011
  29,011
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   159,180
MEDIA & LEISURE - 0.5%
BROADCASTING - 0.0%
Benedek Communications Corp. (warrants) (a)  10,500  21
CS Wireless Systems, Inc. (a)(e)  381  -
  21
ENTERTAINMENT - 0.2%
Cedar Fair LP (depositary unit)  150,000  5,963
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.3%
McGraw-Hill, Inc.   145,100 $ 7,382
Times Mirror Co. Class A  3,500  193
  7,575
TOTAL MEDIA & LEISURE   13,559
NONDURABLES - 7.8%
BEVERAGES - 0.4%
Anheuser-Busch Companies, Inc.   294,400  12,622
FOODS - 0.7%
Campbell Soup Co.   37,400  1,912
Flowers Industries, Inc.   25,000  609
General Mills, Inc.   49,600  3,075
Heinz (H.J.) Co.   246,700  10,238
Nabisco Holdings Corp. Class A  83,700  3,212
  19,046
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   151,500  9,336
Clorox Co.   92,800  11,820
Procter & Gamble Co.   313,800  39,460
Renaissance Cosmetics, Inc. (warrants) (a)(e)  2,250  236
Unilever PLC Ord.   483,200  12,716
Unilever NV:
ADR  199,500  39,152
 Ord.   30,000  5,837
  118,557
TOBACCO - 2.5%
Philip Morris Companies, Inc.   1,694,100  66,705
RJR Nabisco Holdings Corp.   104,400  3,106
  69,811
TOTAL NONDURABLES   220,036
RETAIL & WHOLESALE - 2.4%
APPAREL STORES - 0.1%
Footstar, Inc. (a)  89,076  1,848
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.8%
CVS Corp.   309,400 $ 15,354
Rite Aid Corp.   214,000  9,844
  25,198
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp.   66,300  2,984
Sears, Roebuck & Co.   98,400  4,723
Wal-Mart Stores, Inc.   1,036,200  29,273
  36,980
GROCERY STORES - 0.2%
American Stores Co.   118,000  5,369
TOTAL RETAIL & WHOLESALE   69,395
SERVICES - 0.4%
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  11,000  319
PRINTING - 0.2%
Deluxe Corp.   199,800  6,119
SERVICES - 0.2%
Block (H&R), Inc.   11,500  371
National Service Industries, Inc.   101,000  4,255
  4,626
TOTAL SERVICES   11,064
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(e)  3,790  114
COMPUTERS & OFFICE EQUIPMENT - 1.7%
Exide Electronics Group, Inc. (warrants) (a)(e)  450  11
International Business Machines Corp.   72,800  11,703
Pitney Bowes, Inc.   549,400  35,161
  46,875
ELECTRONICS - 0.5%
Thomas & Betts Corp.   310,400  14,084
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   105,600 $ 8,818
TOTAL TECHNOLOGY   69,891
TRANSPORTATION - 0.5%
RAILROADS - 0.3%
Burlington Northern Santa Fe Corp.   108,600  8,552
TRUCKING & FREIGHT - 0.2%
CNF Transportation, Inc.   205,100  6,102
TOTAL TRANSPORTATION   14,654
UTILITIES - 1.6%
CELLULAR - 0.0%
Microcell Telecommunications, Inc. (a):
(warrants)  25,120  314
 (conditional warrants)  25,120  16
  330
ELECTRIC UTILITY - 0.1%
Allegheny Power System, Inc.   37,000  971
American Electric Power Co., Inc.   7,700  312
DPL, Inc.   900  21
Edison International  90,000  1,890
  3,194
GAS - 0.6%
Consolidated Natural Gas Co.   80,100  4,035
El Paso Natural Gas Co.   9,011  524
Enron Corp.   1,100  41
Williams Companies, Inc.   280,300  12,298
  16,898
TELEPHONE SERVICES - 0.9%
ALLTEL Corp.   38,100  1,200
Ameritech Corp.   95,000  5,808
BCE, Inc.   143,800  6,730
MCI Communications Corp.   169,900  6,477
Nextlink Communications, Inc. unit (e)  82,190  3,863
  24,078
TOTAL UTILITIES   44,500
TOTAL COMMON STOCKS
(Cost $1,388,001)   1,741,453
PREFERRED STOCKS - 1.5%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (e)  22,300 $ 1,238
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd. $3.00 (e)  85,000  4,058
Westinghouse Electric Corp. $1.30 (e)  13,200  200
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,258
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.0%
Benedek Communications Corp. 15% (a)  6,100  638
LODGING & GAMING - 0.2%
Host Marriott Financial Trust $3.375 (e)  85,000  4,824
TOTAL MEDIA & LEISURE   5,462
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   12,000  3,060
TOTAL CONVERTIBLE PREFERRED STOCKS   14,018
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCE - 0.1%
INSURANCE - 0.0%
American Annuity Group Capital Trust II  1,000  995
SAVINGS & LOANS - 0.1%
California Federal Bank FSB 9 1/8%  61,560  1,531
California Federal Bank FSB 11 1/2%  9,200  1,038
  2,569
TOTAL FINANCE   3,564
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.6%
BROADCASTING - 0.5%
American Radio System pay-in-kind 11 3/8% (e)  22,929 $ 2,264
Cablevision System Corp.:
depositary shares  11,853  1,088
 Series H, $11.75 pay-in-kind  1,940  184
PanAmSat Corp. 12 3/4% pay-in-kind  420  500
Sinclair Capital 11 5/8% (e)  17,700  1,770
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  8,450  9,126
  14,932
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  38  4
 Series D, $200  28,400  2,783
  2,787
TOTAL MEDIA & LEISURE   17,719
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Renaissance Cosmetics, Inc. 14%  2,502  2,189
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.1%
Intermedia Communications, Inc. 13 1/2% (a)  439  4,247
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Holdings, Inc. 14 1/4% pay-in-kind  2,337  2,197
TOTAL TECHNOLOGY   6,444
TOTAL NONCONVERTIBLE PREFERRED STOCKS   29,916
TOTAL PREFERRED STOCKS
(Cost $42,728)   43,934
CORPORATE BONDS - 18.1%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc. 2%, 1/24/05  A3 $ 4,340 $ 3,744
MEDIA & LEISURE - 0.1%
LEISURE DURABLES & TOYS - 0.1%
Hasbro Corp. 6%, 11/15/98  A3  1,400  1,792
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Ba3  2,460  2,884
TOTAL CONVERTIBLE BONDS   8,420
NONCONVERTIBLE BONDS - 17.8%
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.6%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  2,217  2,411
Fairchild Corp. 12%, 10/15/01  Caa  210  213
Lockheed Martin Corp. 7.20%, 5/1/36  A3  15,000  15,160
  17,784
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 (e)  B1  110  109
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  70  70
 9 1/4%, 12/1/06  B1  450  460
  530
TOTAL AEROSPACE & DEFENSE   18,423
BASIC INDUSTRIES - 1.2%
CHEMICALS & PLASTICS - 0.3%
Astor Corp. 10 1/2%, 10/15/06  B3  150  155
Atlantis Group, Inc. 11%, 2/15/03  B2  790  806
Foamex-JPS Automotive LP/Foamex JPS Capital
Corp. 0%, 7/1/04 (c)  Caa  500  435
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Foamex LP/Foamex Capital Corp.
9 1/2%, 6/1/00  B1 $ 70 $ 70
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  2,440  2,538
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  130  138
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  2,020  2,131
 11 1/4%, 4/1/07 (e)  B3  910  937
 0%, 8/15/08 (c)  Caa  360  229
  7,439
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  610  645
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  820  750
WCI Steel, Inc. 10%, 12/1/04  B2  1,820  1,838
  3,233
METALS & MINING - 0.1%
Commonwealth Aluminum Corp.
10 3/4%, 10/1/06  B2  1,160  1,201
Westmin Resources Ltd. yankee 11%, 3/15/07 (e)  B3  720  720
  1,921
PACKAGING & CONTAINERS - 0.2%
Crown Cork & Seal, Inc. 5 7/8%, 4/15/98  Baa1  5,000  4,980
Gaylord Container Corp.:
11 1/2%, 5/15/01  B3  140  147
 12 3/4%, 5/15/05  Caa  310  333
  5,460
PAPER & FOREST PRODUCTS - 0.5%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (e)  B3  2,880  2,714
American Pad & Paper Co., Inc.
13%, 11/15/05  B3  820  947
Doman Industries Ltd. yankee 8 3/4%, 3/15/04  Ba3  1,720  1,591
Florida Coast Paper Co. LLC/Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  B3  320  302
Mail-Well Corp. 10 1/2%, 2/15/04  B  190  197
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2 $ 1,445 $ 1,427
 9 7/8%, 5/1/06  Caa  1,545  1,468
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  Caa  1,380  1,301
SD Warren Co., Series B, 12%, 12/15/04  B1  900  990
Stone Container Corp.:
9 7/8%, 2/1/01  B2  660  623
 10 3/4%, 10/1/02  B1  870  870
 11 7/8%, 8/1/16  B2  1,180  1,204
  13,634
TOTAL BASIC INDUSTRIES   31,687
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
McDermott (J Ray) SA 9 3/8%, 7/15/06  B1  1,470  1,430
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Jordan Industries, Inc. 10 3/8%, 8/1/03  B3  910  887
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%, 3/1/02  B3  1,600  1,680
Knoll, Inc. 10 7/8%, 3/15/06  B3  952  1,034
  2,714
TEXTILES & APPAREL - 0.3%
Dan River, Inc. 10 1/8%, 12/15/03  B3  670  690
GFSI, Inc. 9 5/8%, 3/1/07 (e)  B3  40  40
Levi Strauss & Co. 6.80%, 11/1/03 (e)  Baa2  5,560  5,470
Synthetic Industries, Inc. 9 1/4%, 2/15/07 (e)  B2  970  974
  7,174
TOTAL DURABLES   10,775
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 1.0%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD yankee (e):
6 7/8%, 7/1/03  A1 $ 1,380 $ 1,361
 7 1/8%, 8/15/05  A1  11,100  11,007
  12,368
OIL & GAS - 0.6%
Chesapeake Energy Corp. 8 1/2%, 3/15/12 (e)  Ba2  1,060  1,007
Cross Timbers Oil Co. 9 1/4%, 4/1/07 (e)  B2  1,380  1,359
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  1,150  1,190
Husky Oil Ltd. yankee 6 7/8%, 11/15/03  Baa3  1,890  1,843
Occidental Petroleum Corp.:
6.39%, 11/9/00  Baa3  1,000  981
 8 1/2%, 11/9/01  Baa2  1,180  1,244
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  1,730  1,841
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
8.29%, 3/15/14 (e)  A3  7,160  7,263
  16,728
TOTAL ENERGY   29,096
FINANCE - 6.9%
ASSET-BACKED SECURITIES - 1.5%
Airplanes Pass Through Trust 10 7/8%, 3/15/19  Ba2  1,570  1,739
Capital Equipment Receivables Trust
6.11%, 7/15/99   Aaa  14,150  14,115
Chase Manhattan Grantor Trust:
6.61%, 9/15/02   Aaa  6,451  6,456
 6.76%, 9/15/02   A3  1,613  1,613
Chevy Chase Auto Receivables Trust::
6.60%, 12/15/02   Aaa  2,167  2,174
 5.90%, 7/15/03   Aaa  5,840  5,777
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  1,059  1,055
Green Tree Financial Corp. 6.10%, 4/15/27  Aaa  2,238  2,214
Sears Credit Account Master Trust II
6 1/2%, 10/15/03   Aaa  6,280  6,280
  41,423
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - 3.2%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3 $ 5,000 $ 4,935
Bank of New York Institutional Capital Trust A
7.78%, 10/1/26 (e)  A1  10,000  9,488
BankBoston Capital Trust II 7 3/4%, 12/15/26  Baa1  8,000  7,538
BanPonce Financial Corp.:
6.88%, 6/16/00  A3  2,500  2,494
 6.69%, 9/21/00  A3  2,250  2,230
 6 3/4%, 8/9/01  A3  3,850  3,805
BanPonce Corp. 5 3/4%, 3/1/99  A3  880  863
Capital One Bank:
6.74%, 5/31/99  Baa3  2,630  2,620
 6.42%, 11/12/99  Baa3  5,000  4,959
Central Fidelity Banks, Inc. 8.15%, 11/15/02  Baa2  9,045  9,408
First Chicago Institutional Capital B 7 3/4%,
12/1/26 (e)  A1  6,000  5,641
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa1  720  688
First USA Bank 6 1/2%, 12/23/99   Baa3  4,700  4,647
Kansallis-Osake-Pankki 10%, 5/1/02  A3  710  794
Korea Development Bank yankee:
6 1/2%, 11/15/02  A1  2,000  1,934
 6 3/4%, 12/1/05  A1  8,670  8,291
Midland Bank PLC yankee
7 5/8%, 6/15/06  A1  3,200  3,253
Provident Bank 6 1/8%, 12/15/00  A3  3,420  3,332
Signet Bank 7.80%, 9/15/06  Baa1  2,500  2,543
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,250  1,332
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  400  382
Wachovia Corp. 6.605%, 10/1/25  A1  7,550  7,358
  88,535
CREDIT & OTHER FINANCE - 1.5%
AT&T Capital Corp.:
6%, 11/13/98  Baa3  1,000  992
 6.02%, 12/4/98  Baa3  6,560  6,506
Ahmanson Capital Trust I 8.36%, 12/1/26 (e)  Baa3  2,700  2,646
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Associates Corp. of North America
6 1/2%, 9/9/98  Aa3 $ 10,000 $ 10,017
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  8,440  8,370
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  4,750  4,713
First Security Capital I 8.41%, 12/15/26  A3  1,280  1,289
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  4,700  4,728
Imperial Credit Industries, Inc.
9 7/8%, 1/15/06 (e)  B1  1,130  1,068
MCN Investment Corp. 6.03%, 2/1/01  Baa2  2,350  2,279
Olympic Financial Ltd. unit 11 1/2%, 3/15/07   B2  1,150  1,104
  43,712
INSURANCE - 0.5%
Integon Capital I 10 3/4%, 2/15/07 (e)  Ba3  1,700  1,615
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  13,750  13,577
  15,192
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc. 10 5/8%, 10/1/03  Ba3  1,360  1,452
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  3,940  4,334
  5,786
TOTAL FINANCE   194,648
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
10 3/4%, 7/1/00  B3  1,341  1,287
MEDICAL FACILITIES MANAGEMENT - 0.1%
Columbia/HCA Healthcare Corp.
6 1/2%, 3/15/99  A2  2,470  2,470
Tenet Healthcare Corp.:
8%, 1/15/05  Ba1  620  608
 8 5/8%, 1/15/07  Ba3  250  247
  3,325
TOTAL HEALTH   4,612
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HOLDING COMPANIES - 0.0%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3 $ 970 $ 1,014
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.2%
L-3 Communications Corp. 10 3/8%, 5/1/07 (e)  B2  80  82
Magnetek, Inc. 10 3/4%, 11/15/98  B1  2,870  2,992
Motors & Gears, Inc. 10 3/4%, 11/15/06 (e)  B3  1,820  1,825
  4,899
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Calmar, Inc. 11 1/2%, 8/15/05  B3  100  100
Continental Global Group, Inc. 11%, 4/1/07 (e)  B2  550  567
Goss Graphic System, Inc. 12%, 10/15/06  B2  620  658
International Knife & Saw, Inc.
11 3/8% 11/15/06  B3  160  162
Mosler, Inc. 11%, 4/15/03  Caa  380  350
  1,837
POLLUTION CONTROL - 0.0%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (e)  B3  350  368
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   7,104
MEDIA & LEISURE - 2.0%
BROADCASTING - 1.0%
Adelphia Communications Corp.
9 7/8%, 3/1/07 (e)  -  2,140  2,022
Benedek Communications Corp. 0%, 5/15/06 (c)  -  1,440  821
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (c)(e)  CCC  1,470  820
CS Wireless Systems, Inc. 0%, 3/1/06 (c)  Caa  1,386  374
Diamond Cable Communications PLC yankee (c):
0%, 12/15/05  B3  250  173
 0%, 2/15/07 (e)  -  1,680  1,000
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  60  62
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Jacor Communications Co. 9 3/4%, 12/15/06  B2 $ 130 $ 132
Lenfest Communications, Inc.:
8 3/8%, 11/1/05  Ba3  310  295
 10 1/2%, 6/15/06  B2  210  216
Olympus Communciation LP/Olympus Capital
Corp. 10 5/8%, 11/15/06 (e)  B1  1,310  1,330
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  330  344
TCI Communication, Inc. 6.82%, 9/15/10 (f)  Ba1  4,000  3,988
Telewest PLC 0%, 10/1/07 (c)  B1  1,270  859
Time Warner, Inc.:
7 3/4%, 6/15/05  Ba1  8,000  7,990
 6.85%, 1/15/26  Ba1  7,120  6,936
UIH Australia/PAC, Inc., 0%, 5/15/06 (c)  B2  3,310  1,622
  28,984
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc. 9 1/2%, 3/15/09 (e)  B2  1,080  1,067
AMF Group, Inc.:
0%, 3/15/06 (c)  B2  360  242
 10 7/8%, 3/15/06  B2  755  787
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  890  881
Viacom, Inc. 8%, 7/7/06  B1  3,660  3,431
  6,408
LEISURE DURABLES & TOYS - 0.1%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3  1,960  2,176
ICON Fitness Corp. 0%, 11/15/06 (e)  CCC  460  239
  2,415
LODGING & GAMING - 0.4%
American Skiing Co. 12%, 7/15/06  B3  1,150  1,173
Casino Magic Financial Corp.
11 1/2%, 10/15/01  B1  390  314
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  2,810  2,785
HMH Properties, Inc. 9 1/2%, 5/15/05  Ba3  2,120  2,165
Hollywood Casino Corp. 12 3/4%, 11/1/03  B2  710  726
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  1,990  2,169
KSL Recreation Group, Inc. 10 1/4%,
5/1/07 (e)  B3  80  81
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Prime Hospitality Corp. 9 3/4%, 4/1/7 (e)  B1 $ 280 $ 287
Sun International Hotels Ltd. 9%, 3/15/07 (e)  Ba3  1,780  1,762
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  90  97
  11,559
RESTAURANTS - 0.3%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  2,700  2,463
Wendy's International, Inc. 6.35%, 12/15/05  Baa1  5,000  4,683
  7,146
TOTAL MEDIA & LEISURE   56,512
NONDURABLES - 0.9%
FOODS - 0.3%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  3,600  3,578
International Home Foods, Inc.
10 3/8%, 11/01/06  B2  1,130  1,147
Nabisco, Inc. 8%, 1/15/00  Baa2  3,153  3,239
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  440  425
 11 1/8%, 10/1/02  B3  660  655
  9,044
HOUSEHOLD PRODUCTS - 0.2%
Renaissance Cosmetics, Inc. 11 3/4%,
2/15/04 (e)  B3  1,470  1,492
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  4,795  5,023
  6,515
TOBACCO - 0.4%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  10,000  9,967
TOTAL NONDURABLES   25,526
PRECIOUS METALS - 0.0%
Royal Oak Mines, Inc. 11%, 8/15/06   B3  130  130
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.7%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 310 $ 314
Specialty Retailers, Inc. 10%, 8/15/00  B1  1,355  1,396
  1,710
GENERAL MERCHANDISE STORES - 0.3%
Dayton Hudson Corp.:
6.80%, 10/1/01  Baa1  4,500  4,457
 6.40%, 2/15/03  Baa1  425  408
Pantry, Inc. 12%, 11/15/00  B2  120  120
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  3,250  3,262
  8,247
GROCERY STORES - 0.3%
American Stores Co. 7 1/2%, 5/1/37  Baa2  4,850  4,872
Food-4-Less pay-in-kind 13 5/8%, 6/15/07  -  120  131
Pathmark Stores, Inc. 11 5/8%, 6/15/02  Caa  220  218
Pueblo Xtra International, Inc.:
9 1/2%, 8/1/03  B3  1,220  1,130
 9 1/2%, 8/1/03 (e)  B3  80  74
Ralph's Grocery Co. 10.45%, 6/15/04  B1  920  978
  7,403
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  300  326
TOTAL RETAIL & WHOLESALE   17,686
SERVICES - 0.2%
PRINTING - 0.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  1,350  1,370
SERVICES - 0.2%
Orion Network Systems, Inc.:
11 1/4%, 1/15/07 unit  B2  1,605  1,605
 0%, 1/15/07 unit (c)  B2  5,410  2,773
Outsourcing Solutions, Inc. 11%,
11/1/06 (e)  B3  420  445
  4,823
TOTAL SERVICES   6,193
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.1%
COMMUNICATIONS EQUIPMENT - 0.2%
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (c)  Caa $ 1,190 $ 845
Echostar Communications Corp. 0%, 6/1/04 (c)  B2  2,240  1,837
Hyperion Telecommunications, Inc., Series B,
0%, 4/15/03 (c)  -  3,790  1,923
Intermedia Communications, Inc.
0%, 5/15/06 (c)  B3  1,970  1,281
  5,886
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Bell & Howell Co. 0%, 3/1/05 (c)  B3  2,520  1,991
Comdisco, Inc.:
6.35%, 8/7/98  Baa1  2,500  2,500
 6.70%, 8/6/99  Baa1  3,000  2,999
 5 3/4%, 2/15/01  Baa1  6,000  5,753
 6 3/8%, 11/30/01  Baa1  4,500  4,372
Dictaphone Corp. 11 3/4%, 8/1/05  B3  900  817
Exide Electronics Group, Inc. 11 1/2%, 5/15/06  B3  450  473
Unisys Corp.:
12%, 4/15/03  B1  1,330  1,403
 11 3/4%, 10/15/04  B1  80  84
  20,392
ELECTRONICS - 0.2%
Fairchild Semiconductor Corp.
10 1/8%, 3/15/07 (e)  B2  1,120  1,134
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  5,370  5,384
  6,518
TOTAL TECHNOLOGY   32,796
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
Atlas Air, Inc. pass through trust
12 1/4%, 12/1/02  Ba3  860  942
Delta Air Lines, Inc.
8 1/4%, 12/27/07 (d)  Baa3  2,600  2,867
 equipment trust certificate 8.54%, 1/2/07  Baa1  765  804
  4,613
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - CONTINUED
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa2 $ 4,360 $ 4,377
TOTAL TRANSPORTATION   8,990
UTILITIES - 2.0%
CELLULAR - 0.9%
Arch Communications Group, Inc. 0%,
3/15/08 (c)  B3  5,670  2,622
McCaw International Ltd. 0%,
4/15/07 unit (c)(e)  CCC  5,860  2,864
Microcell Telecommunications, Inc. 0%,
6/1/06 (c)  B3  6,280  3,077
Millicom International Cellular SA 0%,
6/1/06 (c)  B3  11,920  8,344
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  1,370  1,346
RSL Communications Ltd./RSL Communications
PLC  12 1/4%, 11/15/06 unit (e)  -  930  930
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,970  6,850
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  390  328
  26,361
ELECTRIC UTILITY - 0.1%
AES China Generating Ltd. yankee
10 1/8%, 12/15/06  Ba3  600  630
Virginia Electric & Power Co.
6.35%, 6/8/98  A3  3,000  3,004
  3,634
GAS - 0.2%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa1  6,000  5,881
TELEPHONE SERVICES - 0.8%
Brooks Fiber Properties, Inc.:
0%, 3/1/06 (c)  -  790  514
 11 7/8%, 11/1/06  -  1,000  620
GST USA, Inc. 0%, 12/15/05 (c)  -  1,800  1,044
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
MFS Communications, Inc. (c):
0%, 1/15/04  Ba3 $ 1,410 $ 1,276
 0%, 1/15/06  Ba3  7,680  5,798
Mcleod, Inc. 0%, 3/1/07 (c)(e)  B3  1,120  638
Pagemart, Inc. 0%, 11/1/03 (c)  -  2,650  2,120
Shared Technologies Fairchild Communications
Corp. 0%, 3/1/06 (c)  Caa  1,990  1,642
Teleport Communications Group, Inc. 8%, 8/1/05  B1  320  220
WorldCom, Inc. 7 3/4%, 4/1/07  Ba1  9,000  8,957
  22,829
TOTAL UTILITIES   58,705
TOTAL NONCONVERTIBLE BONDS   505,327
TOTAL CORPORATE BONDS
(Cost $517,185)   513,747
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 7.9%
U.S. TREASURY OBLIGATIONS - 6.2%
7 3/4%, 12/31/99  Aaa  8,345  8,616
5 3/4%, 10/31/00  Aaa  1,245  1,217
6 5/8%, 6/30/01  Aaa  36,300  36,396
7 7/8%, 8/15/01  Aaa  2,510  2,633
10 3/4%, 5/15/03  Aaa  402  483
12 3/8%, 5/15/04  Aaa  1,315  1,729
7%, 7/15/06  Aaa  68,380  69,534
12 3/4%, 11/15/10  Aaa  30,500  42,033
13 7/8%, 5/15/11  Aaa  1,410  2,071
7 1/4%, 2/15/23  Aaa  9,883  9,971
TOTAL U.S. TREASURY OBLIGATIONS   174,683
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/04  Aaa $ 1,720 $ 1,730
Federal Home Loan Bank:
7.36%, 7/1/04  Aaa  1,590  1,636
 7.38%, 8/5/04  Aaa  3,790  3,892
 7.56%, 9/1/04  Aaa  5,530  5,732
 7.70%, 9/20/04  Aaa  1,170  1,223
Federal National Mortgage Association
8 5/8%, 6/30/04  Aaa  4,000  4,371
Financing Corp. stripped principal 0%, 6/6/02  Aaa  5,230  3,725
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency)
Class 1-C, 9 1/4%, 11/15/01  Aaa  158  167
 Class 2-E, 9.40%, 5/15/02  Aaa  2,135  2,254
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank):
Series 1993-C, 5.20%, 10/15/04  Aaa  425  403
 Series 1993-D, 5.23%, 5/15/05  Aaa  758  717
 Series 1994-A, 7.12%, 4/15/06  Aaa  683  689
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-B,
7 1/2%, 1/26/06  Aaa  566  580
Overseas Private Investment Corp. (U.S.
Government guaranteed participation
certificate):
Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,840  1,786
 Series 1996-A1, 6.726%, 9/15/10  -  5,000  4,890
State of Israel (guaranteed by U.S. government
through Agency for International
Development):
7 3/4%, 11/15/99  Aaa  2,660  2,732
 8%, 11/15/01  Aaa  1,160  1,216
 0%, 11/15/01  Aaa  2,320  1,725
 6 1/8%, 3/15/03  Aaa  3,443  3,320
 7 5/8%, 8/15/04  Aaa  1,650  1,700
 5.89%, 8/15/05  Aaa  3,155  2,944
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban
Development Government U.S. guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa $ 2,200 $ 2,358
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   49,790
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $229,297)   224,473
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Corporation:
7%, 7/1/99 to 7/1/26  Aaa  4,725  4,742
 5 1/2%, 10/1/02 to 5/1/03  Aaa  4,372  4,147
Federal National Mortgage Association:
5 1/2%, 2/1/03 to 4/1/26  Aaa  89,938  84,848
 6%, 6/1/11 to 9/1/25  Aaa  18,271  16,715
 6 1/2%, 2/1/24 to 4/1/26  Aaa  41,238  39,100
 7 1/2%, 5/1/27  Aaa  800  794
Government National Mortgage Association:
7%, 12/1/22 to 12/15/25  Aaa  13,855  13,446
 8%, 11/15/21 to 12/15/26   Aaa  16,705  16,962
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $184,451)   180,754
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
First Chicago/Lennar Trust (f):
Series 1997-CHL1 Class D 8.106%, 4/1/39  -  700  660
 Series 1997-CHL1 Class E 8.106%, 4/1/39  -  350  263
Federal Home Loan Mortgage Corporation:
planned amortization class Series 1645
 Class ZA, 5 1/2%, 4/15/05  Aaa  10,792  10,441
 planned amortization class Series 1727
 Class D, 6 1/2%, 8/15/14  Aaa  8,730  8,744
 Z Bond Series 1708Y Class Z, 6%, 3/15/09  Aaa  10,348  8,846
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Federal National Mortgage Association:
planned amortization class Series 1993-129
 Class D, 6.10%, 6/25/05  Aaa $ 5,000 $ 4,935
 Z Bond Series 1993-10 Class Z,
 6 1/2%, 2/25/08  Aaa  17,667  15,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $50,203)   49,707
COMMERCIAL MORTGAGE SECURITIES - 0.4%
American Southwest Financial Securities
Series 1994-C2 Class B2, 12.79%,
12/25/01 (e)(f)  -  700  683
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.6832%, 8/1/24 (e)(f)  -  1,836  1,315
DLJ Mortgage Acceptance Corp. Series 1993-MF12
Class B-2, 10.10%, 9/18/03 (e)  -  700  674
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1996-C1 Class F,
7.86%, 11/15/06 (e)  Ba3  500  461
Lehman Structured Securities Corp. Series 1996-1
Class E-2, 7.995%, 6/25/26  BB  709  689
Morgan Stanley Capital One, Inc. Series 1996-MBL1
Class E, 8.661%, 5/25/21 (e)  -  783  710
Mortgage Capital Funding, Inc. Series 1996-MC1
Class G, 7.15%, 7/15/28 (e)  BB  1,000  872
Penn Mutual Life Insurance Co. (The) Series 1996-PML
Class K, 7.90%, 11/15/26 (e)  -  1,250  743
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7 3/8%, 9/25/24 (e)  BB  1,000  879
 Series 1993-C1 Class E, 6.60%, 10/25/24 (e)  B  500  185
 sequential pay Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  754  753
 sequential pay Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  1,482  1,502
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (e)  Aaa  3,000  2,932
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,817)   12,398
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.6%
 MOODY'S RATINGS (B) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 1,250 $ 1,291
Manitoba Province yankee 6 3/8%, 10/15/99  A1  4,780  4,756
Mexico Value recovery rights discount A (a)  BB+  1  -
Quebec Province yankee (d):
6.86%, 4/15/26  A2  8,000  7,768
 7.22%, 7/22/36  A2  3,200  3,286
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,962)   17,101
CASH EQUIVALENTS - 1.9%
 SHARES
Taxable Central Cash Fund (h)
(Cost $52,330)    52,329,614  52,330
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,492,974)  $ 2,835,897
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,478,000 or 3.5% of net assets.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
8. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 23.2% AAA, AA, A 21.9%
Baa 4.5% BBB  7.0%
Ba 2.2% BB  1.0%
B 3.9% B  3.8%
Caa 0.3% CCC  0.3%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.8%
United Kingdom  5.4
Netherlands   2.9
Canada  1.0
Others (individually less than 1%)  1.9
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,494,195,000. Net unrealized appreciation aggregated $341,702,000, of which $372,789,000 related to appreciated investment securities and $31,087,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

ASSETS

Investment in securities, at value (cost $2,492,974) -                       $ 2,835,897
See accompanying schedule

Cash                                                                          187

Receivable for investments sold                                               9,378

Receivable for fund shares sold                                               2,198

Dividends receivable                                                          3,232

Interest receivable                                                           15,894

Other receivables                                                             10

Prepaid expenses                                                              20

 TOTAL ASSETS                                                                 2,866,816

LIABILITIES

Payable for investments purchased                                 $ 22,944

Payable for fund shares redeemed                                   6,529

Accrued management fee                                             1,029

Distribution fees payable                                          1,132

Other payables and accrued expenses                                577

 TOTAL LIABILITIES                                                            32,211

NET ASSETS                                                                   $ 2,834,605

Net Assets consist of:

Paid in capital                                                              $ 2,413,499

Undistributed net investment income                                           3,658

Accumulated undistributed net realized gain (loss) on                         74,534
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                 342,914
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                   $ 2,834,605


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $17.14
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,914 (divided by) 228.37 shares)

Maximum offering price per share (100/94.75 of $17.14)             $18.09

CLASS T:                                                           $17.16
NET ASSET VALUE and redemption price per share
 ($2,801,708 (divided by) 163,233 shares)

Maximum offering price per share (100/96.50 of $17.16)             $17.78

CLASS B:                                                           $17.12
NET ASSET VALUE and offering price per share
 ($3,793 (divided by) 221.53 shares) A

INSTITUTIONAL CLASS:                                               $17.22
NET ASSET VALUE, offering price and redemption price per

 share ($25,190 (divided by) 1,463 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997

INVESTMENT INCOME                                                     $ 20,616
Dividends

Interest                                                               39,508

 TOTAL INCOME                                                          60,124

EXPENSES

Management fee                                             $ 6,543

Transfer agent fees                                         2,704

Distribution fees                                           7,187

Accounting fees and expenses                                403

Non-interested trustees' compensation                       17

Custodian fees and expenses                                 58

Registration fees                                           85

Audit                                                       42

Legal                                                       10

Miscellaneous                                               67

 Total expenses before reductions                           17,116

 Expense reductions                                         (85)       17,031

NET INVESTMENT INCOME                                                  43,093

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      77,333

 Foreign currency transactions                              119        77,452

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      143,507

 Assets and liabilities in foreign currencies               (29)       143,478

NET GAIN (LOSS)                                                        220,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 264,023
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS        YEAR ENDED
                                                          ENDED APRIL 30,   OCTOBER 31,
                                                          1997              1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 43,093          $ 107,896
Net investment income

 Net realized gain (loss)                                  77,452            30,925

 Change in net unrealized appreciation (depreciation)      143,478           144,053

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           264,023           282,874
FROM OPERATIONS

Distributions to shareholders                              (49,846)          (124,584)
From net investment income

 From net realized gain                                    (19,450)          (6,649)

 TOTAL DISTRIBUTIONS                                       (69,296)          (131,233)

Share transactions - net increase (decrease)               (375,838)         (578,059)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (181,111)         (426,418)

NET ASSETS

 Beginning of period                                       3,015,716         3,442,134

 End of period (including undistributed net investment    $ 2,834,605       $ 3,015,716
income of $3,658 and $10,411, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS    YEAR ENDED
      ENDED         OCTOBER 31,
      APRIL 30,

      1997          1996 D

SELECTED PER-SHARE DATA H

Net asset value, beginning of period                     $ 16.04       $ 15.22

Income from Investment Operations

 Net investment income                                    .23           .08

 Net realized and unrealized gain (loss)                  1.24          .88

 Total from investment operations                         1.47          .96

Less Distributions

 From net investment income                               (.26)         (.14)

 From net realized gain                                   (.11)         -

 Total distributions                                      (.37)         (.14)

Net asset value, end of period                           $ 17.14       $ 16.04

TOTAL RETURN B, C                                         9.26%         6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                  $ 4           $ 1

Ratio of expenses to average net assets                   1.44% A, E    1.50% A
                                                                       , E

Ratio of expenses to average net assets after expense     1.44% A       1.49% A
reductions                                                             , F

Ratio of net investment income to average net assets      2.79% A       3.07% A

Portfolio turnover                                        75% A         223%

Average commission rate G                                $ .0452       $ .0106

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER. (SEE NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS    YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

      1997          1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE
DATA

Net asset value,               $ 16.07     $ 15.30    $ 14.67   $ 15.91    $ 14.41   $ 14.13
beginning of period

Income from Investment
Operations

 Net investment income          .25 G       .51 G      .59       .38        .48       .50

 Net realized and               1.24        .88        .54       (.79)      2.18      .85
 unrealized gain (loss)

 Total from                     1.49        1.39       1.13      (.41)      2.66      1.35
 investment operations

Less Distributions              (.29)       (.59)      (.50)     (.28)      (.56)     (.46)
From net
 investment income

 In excess of net               -           -          -         (.02)      -         -
 investment income

 From net                       (.11)       (.03)      -         (.49)      (.60)     (.61)
 realized gain

 Return of capital              -           -          -         (.04)      -         -

 Total distributions            (.40)       (.62)      (.50)     (.83)      (1.16)    (1.07)

Net asset value,               $ 17.16     $ 16.07    $ 15.30   $ 14.67    $ 15.91   $ 14.41
end of period

TOTAL RETURN B, C               9.37%       9.30%      7.85%     (2.69)%    19.66%    10.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,802     $ 2,993    $ 3,441   $ 3,129    $ 1,654   $ 398
(in millions)

Ratio of expenses to            1.21% A     1.26%      1.47%     1.59%      1.52%     1.60%
average net assets

Ratio of expenses to            1.20% A,    1.25%      1.46%     1.58%      1.51%     1.60%
average net assets              E          E          E         E          E
after expense
reductions

Ratio of net investment         3.03% A     3.32%      3.99%     3.79%      3.24%     3.97%
income to average
net assets

Portfolio turnover              75% A       223%       297%      202%       200%      389%

Average commission             $ .0452     $ .0106
rate F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE NOVEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS
      ENDED
      APRIL 30,

      1997 C

SELECTED PER-SHARE DATA G

Net asset value, beginning of period                    $ 16.36

Income from Investment Operations

 Net investment income                                   .10

 Net realized and unrealized gain (loss)                 .78

 Total from investment operations                        .88

Less Distributions

 From net investment income                              (.12)

Net asset value, end of period                          $ 17.12

TOTAL RETURN B, D                                        5.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 4

Ratio of expenses to average net assets                  2.19% A,
                                                        E

Ratio of net investment income to average net assets     1.97% A

Portfolio turnover                                       75% A

Average commission rate F                               $ .0452

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30,1997.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS    YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

      1997          1996                      1995 D


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 16.11    $ 15.40    $ 15.23

Income from Investment Operations

 Net investment income                                   .28 H      .54 H      .25

 Net realized and unrealized gain (loss)                 1.26       .87        .09

 Total from investment operations                        1.54       1.41       .34

Less Distributions

 From net investment income                              (.32)      (.67)      (.17)

 From net realized gain                                  (.11)      (.03)      -

 Total distributions                                     (.43)      (.70)      (.17)

Net asset value, end of period                          $ 17.22    $ 16.11    $ 15.40

TOTAL RETURN B, C                                        9.67%      9.41%      2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 25       $ 22       $ 1

Ratio of expenses to average net assets                  .78% A     1.06%      .92% A,
                                                                               E

Ratio of expenses to average net assets after            .78% A     1.03%      .91% A,
expense reductions                                                 F           F

Ratio of net investment income to average net assets     3.45% A    3.54%      4.54% A

Portfolio turnover                                       75% A      223%       297%

Average commission rate G                               $ .0452    $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED .
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Balanced Fund (the fund)(formerly Fidelity Advisor Income & Growth Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B, and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND - CONTINUED
in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,050,321,000 and $1,402,345,000, respectively, of which U.S. government and government agency obligations aggregated $329,252,000 and $472,529,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annualized rate of .46% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 3,000       $ 3,000

CLASS T     7,179,000     7,179,000

CLASS B     5,000         1,000

           $ 7,187,000   $ 7,183,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 160,000   $ 55,000

CLASS T     542,000     398,000

CLASS B     1,000       0 *

           $ 703,000   $ 453,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC  *   $ 3,000        .25

CLASS T **             FIIOC  *    2,682,000     .19

CLASS B                FIIOC  *    1,000         .27

INSTITUTIONAL CLASS    FIIOC  *    18,000        .15

                                  $ 2,704,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $148,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    1.50%         $ 4,000

CLASS B    2.25%          11,000

                         $ 15,000

In addition, FMR agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A and Class B. For the period, the reimbursement reduced these expenses by $1,000 and $1,000 for Class A and Class B, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $65,000 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,000.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 22.6% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
AMOUNTS IN THOUSANDS          SIX MONTHS    YEAR ENDED
                              ENDED         OCTOBER 31,
                              APRIL 30,     1996 A
                              1997 B

CLASS A

From net investment income    $ 38          $ 4

From net realized gain         12            -

Total                         $ 50          $ 4

CLASS T

From net investment income    $ 49,359      $ 124,292

From net realized gain         19,291        6,647

Total                         $ 68,650      $ 130,939

CLASS B

From net investment income    $ 13          $ -

INSTITUTIONAL CLASS

From net investment income    $ 436         $ 288

From net realized gain         147           2

Total                         $ 583         $ 290

                              $ 69,296      $ 131,233

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997 B            1996 A        1997 B            1996 A



CLASS A                           178               79           $ 3,002           $ 1,223
Shares sold

Reinvestment of distributions     3                 -             49                4

Shares redeemed                   (27)              (5)           (466)             (76)

Net increase (decrease)           154               74           $ 2,585           $ 1,151

CLASS T                           14,382            36,300       $ 241,499         $ 563,225
Shares sold

Reinvestment of distributions     3,913             7,921         64,825            122,603

Shares redeemed                   (41,259)          (82,882)      (690,291)         (1,284,921)

Net increase (decrease)           (22,964)          (38,661)     $ (383,967)       $ (599,093)

CLASS B                           236               -            $ 3,980           $ -
Shares sold

Reinvestment of distributions     1                 -             13                -

Shares redeemed                   (15)              -             (254)             -

Net increase (decrease)           222               -            $ 3,739           $ -

INSTITUTIONAL CLASS               272               1,421        $ 4,574           $ 21,932
Shares sold

Reinvestment of distributions     34                17            561               270

Shares redeemed                   (197)             (149)         (3,330)           (2,319)

Net increase (decrease)           109               1,289        $ 1,805           $ 19,883


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 17,000

CLASS T                 47,000

CLASS B                 7,000

INSTITUTIONAL CLASS     14,000

                       $ 85,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth
Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund), including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1997 and for the year ended October 31, 1996 and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth Fund) as of April 30, 1997, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 1997 and for the year ended October 31, 1996 and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 13, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William S. Hayes, Vice President
Bettina E. Doulton, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
 Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GOVERNMENT INVESTMENT
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   23    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  31    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997             PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Advisor Government Investment - Class    1.17%    5.87%    36.53%   104.61%
A

Advisor Government Investment - Class    -3.13%   1.37%    30.73%   95.91%
A
 (incl. max 4.25% sales charge)

Salomon Brothers Treasury/Agency Index   1.27%    6.60%    41.91%   122.97%

General U.S. Government Funds Average    1.11%    5.79%    35.54%   101.92%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 186 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Advisor Government Investment - Class A   5.87%    6.43%    7.42%

Advisor Government Investment - Class A   1.37%    5.51%    6.96%
 (incl. max. 4.25% sales charge)

Salomon Brothers Treasury/Agency Index    6.60%    7.25%    8.35%

General U.S. Government Funds Average     5.79%    6.24%    7.25%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA Govt. Inv. -CL A         SB Treasury/Agency
             00265                       SB022
  1987/04/30       9575.00                    10000.00
  1987/05/31       9535.59                     9952.70
  1987/06/30       9663.86                    10065.89
  1987/07/31       9682.33                    10037.19
  1987/08/31       9627.75                     9995.15
  1987/09/30       9435.73                     9806.78
  1987/10/31       9736.74                    10180.29
  1987/11/30       9813.26                    10228.80
  1987/12/31       9899.73                    10344.41
  1988/01/31      10201.41                    10695.69
  1988/02/29      10315.49                    10809.69
  1988/03/31      10256.50                    10701.75
  1988/04/30      10195.83                    10631.42
  1988/05/31      10135.29                    10581.70
  1988/06/30      10338.85                    10795.54
  1988/07/31      10321.11                    10726.41
  1988/08/31      10315.62                    10743.79
  1988/09/30      10490.83                    10972.59
  1988/10/31      10645.97                    11165.01
  1988/11/30      10557.00                    11042.93
  1988/12/31      10550.33                    11078.91
  1989/01/31      10672.90                    11227.67
  1989/02/28      10639.82                    11141.16
  1989/03/31      10671.32                    11207.05
  1989/04/30      10844.44                    11416.85
  1989/05/31      11056.28                    11707.09
  1989/06/30      11303.23                    12103.65
  1989/07/31      11479.22                    12355.49
  1989/08/31      11361.74                    12146.50
  1989/09/30      11427.71                    12202.28
  1989/10/31      11643.48                    12519.20
  1989/11/30      11731.92                    12637.24
  1989/12/31      11789.98                    12656.24
  1990/01/31      11661.70                    12482.01
  1990/02/28      11700.11                    12492.52
  1990/03/31      11717.42                    12505.05
  1990/04/30      11612.16                    12399.55
  1990/05/31      11952.40                    12732.64
  1990/06/30      12124.57                    12935.56
  1990/07/31      12271.53                    13107.37
  1990/08/31      12193.07                    12917.78
  1990/09/30      12274.12                    13054.01
  1990/10/31      12397.43                    13268.25
  1990/11/30      12613.59                    13552.83
  1990/12/31      12776.27                    13767.48
  1991/01/31      12916.46                    13913.41
  1991/02/28      13024.00                    13972.43
  1991/03/31      13076.35                    14048.83
  1991/04/30      13185.01                    14216.19
  1991/05/31      13254.20                    14265.91
  1991/06/30      13246.68                    14256.61
  1991/07/31      13388.68                    14436.49
  1991/08/31      13596.34                    14757.86
  1991/09/30      13842.07                    15077.21
  1991/10/31      13965.73                    15193.63
  1991/11/30      14046.46                    15351.69
  1991/12/31      14494.78                    15878.41
  1992/01/31      14298.17                    15632.63
  1992/02/29      14363.94                    15695.29
  1992/03/31      14265.41                    15600.70
  1992/04/30      14349.00                    15712.26
  1992/05/31      14612.39                    15985.53
  1992/06/30      14814.67                    16217.96
  1992/07/31      15064.82                    16620.18
  1992/08/31      15194.50                    16790.77
  1992/09/30      15335.66                    17022.80
  1992/10/31      15150.76                    16775.81
  1992/11/30      15189.10                    16745.09
  1992/12/31      15434.60                    17028.05
  1993/01/31      15698.95                    17410.06
  1993/02/28      15993.55                    17749.62
  1993/03/31      16085.25                    17797.32
  1993/04/30      16206.43                    17950.12
  1993/05/31      16231.96                    17923.03
  1993/06/30      16551.47                    18325.25
  1993/07/31      16633.44                    18438.03
  1993/08/31      16904.64                    18847.93
  1993/09/30      16935.66                    18931.20
  1993/10/31      17049.25                    18981.32
  1993/11/30      16788.45                    18772.74
  1993/12/31      16878.86                    18856.42
  1994/01/31      17173.14                    19115.53
  1994/02/28      16775.43                    18717.76
  1994/03/31      16268.43                    18282.00
  1994/04/30      16106.12                    18141.32
  1994/05/31      16122.91                    18123.94
  1994/06/30      16068.00                    18086.75
  1994/07/31      16418.31                    18402.46
  1994/08/31      16408.73                    18407.31
  1994/09/30      16178.19                    18149.41
  1994/10/31      16150.83                    18131.22
  1994/11/30      16120.04                    18091.20
  1994/12/31      16229.15                    18215.70
  1995/01/31      16520.50                    18572.64
  1995/02/28      16881.50                    18961.92
  1995/03/31      16993.39                    19074.70
  1995/04/30      17194.64                    19320.48
  1995/05/31      17863.40                    20112.78
  1995/06/30      17988.78                    20265.18
  1995/07/31      17925.61                    20194.84
  1995/08/31      18129.31                    20425.66
  1995/09/30      18294.44                    20609.99
  1995/10/31      18559.57                    20931.36
  1995/11/30      18824.33                    21270.11
  1995/12/31      19093.92                    21564.80
  1996/01/31      19191.90                    21701.43
  1996/02/29      18798.48                    21268.49
  1996/03/31      18624.92                    21081.33
  1996/04/30      18505.29                    20916.00
  1996/05/31      18466.12                    20911.15
  1996/06/30      18681.09                    21174.71
  1996/07/31      18718.80                    21222.01
  1996/08/31      18675.02                    21177.94
  1996/09/30      18962.31                    21530.03
  1996/10/31      19365.41                    22018.35
  1996/11/30      19684.67                    22385.40
  1996/12/31      19474.48                    22159.43
  1997/01/31      19490.14                    22196.22
  1997/02/28      19519.16                    22209.56
  1997/03/31      19305.56                    21993.29
  1997/04/30      19591.27                    22297.28
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class A on April 30, 1987, and the current maximum 4.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $19,591 - a 95.91% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $22,297 - a 122.97% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994      1993     1992

Dividend return         2.96%       6.20%                     6.99%    5.01%     6.13%    7.03%

Capital appreciation    -1.79%      -1.86%                     7.92%   -10.28%    6.40%   1.46%
 return

Total return            1.17%       4.34%                     14.91%   -5.27%    12.53%   8.49%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997   PAST 1        PAST 6         LIFE OF
                               MONTH         MONTHS         CLASS

Dividends per share            4.66(cents)   27.95(cents)   37.02(cents)

Annualized dividend rate       6.14%         6.00%          6.02%

30-day annualized yield        n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.24 over the past one month, $9.40 over the past six months and $9.39 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997             PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Advisor Government Investment - Class    1.01%    5.74%    36.36%   104.35%
T

Advisor Government Investment - Class    -2.53%   2.04%    31.59%   97.20%
T
 (incl. max 3.50% sales charge)

Salomon Brothers Treasury/Agency Index   1.27%    6.60%    41.91%   122.97%

General U.S. Government Funds Average    1.11%    5.79%    35.54%   101.92%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 186 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997              PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Advisor Government Investment - Class T   5.74%    6.40%    7.41%

Advisor Government Investment - Class T   2.04%    5.64%    7.03%
 (incl. max. 3.50% sales charge)

Salomon Brothers Treasury/Agency Index    6.60%    7.25%    8.35%

General U.S. Government Funds Average     5.79%    6.24%    7.25%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA Govt. Inv. -CL T         SB Treasury/Agency
             00167                       SB022
  1987/04/30       9650.00                    10000.00
  1987/05/31       9610.28                     9952.70
  1987/06/30       9739.56                    10065.89
  1987/07/31       9758.17                    10037.19
  1987/08/31       9703.16                     9995.15
  1987/09/30       9509.64                     9806.78
  1987/10/31       9813.01                    10180.29
  1987/11/30       9890.12                    10228.80
  1987/12/31       9977.27                    10344.41
  1988/01/31      10281.32                    10695.69
  1988/02/29      10396.29                    10809.69
  1988/03/31      10336.83                    10701.75
  1988/04/30      10275.69                    10631.42
  1988/05/31      10214.68                    10581.70
  1988/06/30      10419.84                    10795.54
  1988/07/31      10401.95                    10726.41
  1988/08/31      10396.43                    10743.79
  1988/09/30      10573.01                    10972.59
  1988/10/31      10729.36                    11165.01
  1988/11/30      10639.69                    11042.93
  1988/12/31      10632.97                    11078.91
  1989/01/31      10756.50                    11227.67
  1989/02/28      10723.16                    11141.16
  1989/03/31      10754.91                    11207.05
  1989/04/30      10929.39                    11416.85
  1989/05/31      11142.88                    11707.09
  1989/06/30      11391.76                    12103.65
  1989/07/31      11569.14                    12355.49
  1989/08/31      11450.73                    12146.50
  1989/09/30      11517.23                    12202.28
  1989/10/31      11734.68                    12519.20
  1989/11/30      11823.82                    12637.24
  1989/12/31      11882.33                    12656.24
  1990/01/31      11753.04                    12482.01
  1990/02/28      11791.76                    12492.52
  1990/03/31      11809.20                    12505.05
  1990/04/30      11703.11                    12399.55
  1990/05/31      12046.02                    12732.64
  1990/06/30      12219.54                    12935.56
  1990/07/31      12367.65                    13107.37
  1990/08/31      12288.57                    12917.78
  1990/09/30      12370.26                    13054.01
  1990/10/31      12494.53                    13268.25
  1990/11/30      12712.39                    13552.83
  1990/12/31      12876.35                    13767.48
  1991/01/31      13017.63                    13913.41
  1991/02/28      13126.02                    13972.43
  1991/03/31      13178.78                    14048.83
  1991/04/30      13288.28                    14216.19
  1991/05/31      13358.02                    14265.91
  1991/06/30      13350.44                    14256.61
  1991/07/31      13493.55                    14436.49
  1991/08/31      13702.83                    14757.86
  1991/09/30      13950.49                    15077.21
  1991/10/31      14075.12                    15193.63
  1991/11/30      14156.49                    15351.69
  1991/12/31      14608.31                    15878.41
  1992/01/31      14410.17                    15632.63
  1992/02/29      14476.45                    15695.29
  1992/03/31      14377.15                    15600.70
  1992/04/30      14461.39                    15712.26
  1992/05/31      14726.85                    15985.53
  1992/06/30      14930.71                    16217.96
  1992/07/31      15182.82                    16620.18
  1992/08/31      15313.52                    16790.77
  1992/09/30      15455.78                    17022.80
  1992/10/31      15269.43                    16775.81
  1992/11/30      15308.07                    16745.09
  1992/12/31      15555.50                    17028.05
  1993/01/31      15821.91                    17410.06
  1993/02/28      16118.83                    17749.62
  1993/03/31      16211.24                    17797.32
  1993/04/30      16333.37                    17950.12
  1993/05/31      16359.10                    17923.03
  1993/06/30      16681.12                    18325.25
  1993/07/31      16763.73                    18438.03
  1993/08/31      17037.05                    18847.93
  1993/09/30      17068.31                    18931.20
  1993/10/31      17182.80                    18981.32
  1993/11/30      16919.95                    18772.74
  1993/12/31      17011.07                    18856.42
  1994/01/31      17307.66                    19115.53
  1994/02/28      16906.83                    18717.76
  1994/03/31      16395.86                    18282.00
  1994/04/30      16232.28                    18141.32
  1994/05/31      16249.20                    18123.94
  1994/06/30      16193.86                    18086.75
  1994/07/31      16546.91                    18402.46
  1994/08/31      16537.26                    18407.31
  1994/09/30      16304.91                    18149.41
  1994/10/31      16277.34                    18131.22
  1994/11/30      16246.31                    18091.20
  1994/12/31      16356.27                    18215.70
  1995/01/31      16649.90                    18572.64
  1995/02/28      17013.73                    18961.92
  1995/03/31      17126.50                    19074.70
  1995/04/30      17329.33                    19320.48
  1995/05/31      18003.32                    20112.78
  1995/06/30      18129.69                    20265.18
  1995/07/31      18066.02                    20194.84
  1995/08/31      18271.32                    20425.66
  1995/09/30      18437.74                    20609.99
  1995/10/31      18704.95                    20931.36
  1995/11/30      18971.78                    21270.11
  1995/12/31      19243.48                    21564.80
  1996/01/31      19342.23                    21701.43
  1996/02/29      18945.73                    21268.49
  1996/03/31      18770.81                    21081.33
  1996/04/30      18650.24                    20916.00
  1996/05/31      18610.77                    20911.15
  1996/06/30      18827.41                    21174.71
  1996/07/31      18865.42                    21222.01
  1996/08/31      18821.30                    21177.94
  1996/09/30      19119.28                    21530.03
  1996/10/31      19523.89                    22018.35
  1996/11/30      19844.32                    22385.40
  1996/12/31      19651.85                    22159.43
  1997/01/31      19643.77                    22196.22
  1997/02/28      19671.64                    22209.56
  1997/03/31      19454.68                    21993.29
  1997/04/30      19720.12                    22297.28
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class T on April 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $19,720 - a 97.20% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $22,297 - a 122.97% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994      1993     1992

Dividend return         2.91%       6.24%                     6.99%    5.01%     6.13%    7.03%

Capital appreciation    -1.90%      -1.86%                     7.92%   -10.28%    6.40%   1.46%
 return

Total return            1.01%       4.38%                     14.91%   -5.27%    12.53%   8.49%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            4.59(cents)   27.46(cents)   56.38(cents)

Annualized dividend rate       6.04%         5.88%          6.02%

30-day annualized yield        5.76%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.24 over the past one month, or $9.41 over the past six months or $9.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.71%. FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997                PAST 6   PAST 1   PAST 5   PAST 10
                                            MONTHS   YEAR     YEARS    YEARS

Advisor Government Investment - Class       0.70%    5.18%    33.63%   100.26%
B

Advisor Government Investment - Class B     -4.20%   0.20%    31.67%   100.26%
 (incl. contingent deferred sales charge)

Salomon Brothers Treasury/Agency Index      1.27%    6.60%    41.91%   122.97%

General U.S. Government Funds Average       1.11%    5.79%    35.54%   101.92%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 186 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Government Investment - Class       5.18%    5.97%    7.19%
B

Advisor Government Investment - Class B     0.20%    5.66%    7.19%
 (incl. contingent deferred sales charge)

Salomon Brothers Treasury/Agency Index      6.60%    7.25%    8.35%

General U.S. Government Funds Average       5.79%    6.24%    7.25%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA Govt. Inv. -CL B         SB Treasury/Agency
             00667                       SB022
  1987/04/30      10000.00                    10000.00
  1987/05/31       9958.84                     9952.70
  1987/06/30      10092.81                    10065.89
  1987/07/31      10112.10                    10037.19
  1987/08/31      10055.09                     9995.15
  1987/09/30       9854.55                     9806.78
  1987/10/31      10168.92                    10180.29
  1987/11/30      10248.83                    10228.80
  1987/12/31      10339.14                    10344.41
  1988/01/31      10654.22                    10695.69
  1988/02/29      10773.36                    10809.69
  1988/03/31      10711.74                    10701.75
  1988/04/30      10648.39                    10631.42
  1988/05/31      10585.16                    10581.70
  1988/06/30      10797.76                    10795.54
  1988/07/31      10779.23                    10726.41
  1988/08/31      10773.50                    10743.79
  1988/09/30      10956.48                    10972.59
  1988/10/31      11118.50                    11165.01
  1988/11/30      11025.59                    11042.93
  1988/12/31      11018.62                    11078.91
  1989/01/31      11146.63                    11227.67
  1989/02/28      11112.08                    11141.16
  1989/03/31      11144.98                    11207.05
  1989/04/30      11325.79                    11416.85
  1989/05/31      11547.03                    11707.09
  1989/06/30      11804.94                    12103.65
  1989/07/31      11988.75                    12355.49
  1989/08/31      11866.05                    12146.50
  1989/09/30      11934.95                    12202.28
  1989/10/31      12160.29                    12519.20
  1989/11/30      12252.66                    12637.24
  1989/12/31      12313.29                    12656.24
  1990/01/31      12179.32                    12482.01
  1990/02/28      12219.44                    12492.52
  1990/03/31      12237.52                    12505.05
  1990/04/30      12127.58                    12399.55
  1990/05/31      12482.92                    12732.64
  1990/06/30      12662.73                    12935.56
  1990/07/31      12816.22                    13107.37
  1990/08/31      12734.27                    12917.78
  1990/09/30      12818.92                    13054.01
  1990/10/31      12947.70                    13268.25
  1990/11/30      13173.46                    13552.83
  1990/12/31      13343.37                    13767.48
  1991/01/31      13489.77                    13913.41
  1991/02/28      13602.09                    13972.43
  1991/03/31      13656.76                    14048.83
  1991/04/30      13770.24                    14216.19
  1991/05/31      13842.51                    14265.91
  1991/06/30      13834.65                    14256.61
  1991/07/31      13982.96                    14436.49
  1991/08/31      14199.83                    14757.86
  1991/09/30      14456.47                    15077.21
  1991/10/31      14585.62                    15193.63
  1991/11/30      14669.94                    15351.69
  1991/12/31      15138.15                    15878.41
  1992/01/31      14932.82                    15632.63
  1992/02/29      15001.50                    15695.29
  1992/03/31      14898.60                    15600.70
  1992/04/30      14985.90                    15712.26
  1992/05/31      15260.98                    15985.53
  1992/06/30      15472.24                    16217.96
  1992/07/31      15733.49                    16620.18
  1992/08/31      15868.93                    16790.77
  1992/09/30      16016.35                    17022.80
  1992/10/31      15823.25                    16775.81
  1992/11/30      15863.29                    16745.09
  1992/12/31      16119.69                    17028.05
  1993/01/31      16395.77                    17410.06
  1993/02/28      16703.45                    17749.62
  1993/03/31      16799.21                    17797.32
  1993/04/30      16925.77                    17950.12
  1993/05/31      16952.44                    17923.03
  1993/06/30      17286.13                    18325.25
  1993/07/31      17371.74                    18438.03
  1993/08/31      17654.98                    18847.93
  1993/09/30      17687.37                    18931.20
  1993/10/31      17806.01                    18981.32
  1993/11/30      17533.63                    18772.74
  1993/12/31      17628.05                    18856.42
  1994/01/31      17935.40                    19115.53
  1994/02/28      17520.03                    18717.76
  1994/03/31      16990.53                    18282.00
  1994/04/30      16821.01                    18141.32
  1994/05/31      16838.55                    18123.94
  1994/06/30      16778.74                    18086.75
  1994/07/31      17115.33                    18402.46
  1994/08/31      17108.62                    18407.31
  1994/09/30      16834.25                    18149.41
  1994/10/31      16794.86                    18131.22
  1994/11/30      16751.84                    18091.20
  1994/12/31      16853.95                    18215.70
  1995/01/31      17145.55                    18572.64
  1995/02/28      17513.16                    18961.92
  1995/03/31      17618.48                    19074.70
  1995/04/30      17815.97                    19320.48
  1995/05/31      18497.74                    20112.78
  1995/06/30      18616.08                    20265.18
  1995/07/31      18538.25                    20194.84
  1995/08/31      18737.14                    20425.66
  1995/09/30      18896.17                    20609.99
  1995/10/31      19177.59                    20931.36
  1995/11/30      19439.29                    21270.11
  1995/12/31      19706.41                    21564.80
  1996/01/31      19795.98                    21701.43
  1996/02/29      19380.05                    21268.49
  1996/03/31      19191.40                    21081.33
  1996/04/30      19038.78                    20916.00
  1996/05/31      18987.05                    20911.15
  1996/06/30      19217.96                    21174.71
  1996/07/31      19246.09                    21222.01
  1996/08/31      19190.01                    21177.94
  1996/09/30      19483.93                    21530.03
  1996/10/31      19885.59                    22018.35
  1996/11/30      20202.84                    22385.40
  1996/12/31      19976.73                    22159.43
  1997/01/31      19979.60                    22196.22
  1997/02/28      19976.70                    22209.56
  1997/03/31      19766.50                    21993.29
  1997/04/30      20025.64                    22297.28
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Class B on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $20,026 - a 100.26% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $22,297 - a 122.97% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994      1993     1992

Dividend return         2.60%       5.55%                     6.15%    4.72%     6.13%    7.03%

Capital appreciation    -1.90%      -1.86%                     8.04%   -10.38%    6.40%   1.46%
 return

Total return            0.70%       3.69%                     14.19%   -5.66%    12.53%   8.49%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED APRIL 30, 1997   PAST 1        PAST 6         PAST 1
                              MONTH         MONTHS         YEAR

Dividends per share           4.10(cents)   24.63(cents)   50.43(cents)

Annualized dividend rate      5.40%         5.28%          5.39%

30-day annualized yield       5.32%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annualized dividend rate is based on an average net asset value of $9.24 over the past one month, $9.40 over the past six months, and $9.36 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Curt Hollingsworth became Portfolio Manager of Fidelity Advisor Government Investment Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period ending April 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 1.17%, 1.01% and 0.70%, respectively. For the one-year period ended April 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 5.87%, 5.74%, and 5.18%, respectively. To gauge how the fund did relative to its peer group, the general U.S. government funds average had a total return of 1.11% for the same six-month period, and 5.79% for the same one-year period, as tracked by Lipper Analytical Services. The fund's benchmark, the Salomon Brothers Treasury/Agency Index, had six- and 12-month returns of 1.27% and 6.60%, respectively, as of April 30, 1997.
Q. FOR THE FIRST TIME SINCE 1995, THE FEDERAL RESERVE BOARD RAISED SHORT-TERM INTEREST RATES IN LATE MARCH OF THIS YEAR. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO RISING INTEREST RATES?
A. No, I didn't. The fund's duration - or interest rate sensitivity - remained neutral; that is, the fund wasn't structured in anticipation of interest rate moves. Instead, it was structured to match the interest rate sensitivity of the market for 1-30 year government securities, as reflected by the fund's index. I have found, regardless of conventional wisdom, it is impossible to predict the direction of interest rates with any great consistency over a long period of time. That's why I don't try to "time the market" by structuring the portfolio based on my view about the future direction of interest rates. Instead, I work to add value by managing the fund's sector weights and by focusing on individual security selection.
Q. DOES YOUR INVESTMENT STYLE DIFFER FROM THE PREVIOUS MANAGER?
A. No. I manage the fund using the same investment discipline that the previous manager used. As a result, I expect very few significant changes to the fund. During the past six months, the fund was underweighted in lower-yielding Treasuries and overweighted in higher-yielding agencies and mortgage-related securities relative to the market, as represented by the index. At the end of the period, Treasury securities accounted for about 39% of the fund's investments, federal agency securities were about 41% and mortgage-related securities were about 20%.
Q. WHICH AGENCY SECURITIES WERE ATTRACTIVE?
A. The fund focused on agency bonds that are non-callable - meaning the issuer does not have the option of redeeming the bond prior to maturity. Thus, the fund won't be faced with having to invest cash if a bond is called during what may be an environment in which interest rates are declining. I also emphasized higher-quality agency securities, those directly or indirectly backed by the full faith and credit of the U.S. government. These high-quality securities offered higher yields than comparable Treasuries and, as such, tended to help the fund's performance.
Q. LET'S TURN TO MORTGAGE-BACKED SECURITIES. WHAT CHOICES DID YOU MAKE
THERE?
A. I focused on mortgage securities with coupons - the interest rates the borrower promises to pay - that were either much higher or lower than today's interest rate levels. Here's why: Mortgage-backed securities are subject to prepayment risk or the risk that they will be paid off before maturity as mortgage holders refinance their debt. Both rising and falling interest rates typically set off changes in prepayment patterns, which can dramatically affect the prices of mortgage-backed securities. The bonds most vulnerable to prepayment activity are those that have coupons close to current market rates. I am very careful to select mortgage securities that I believe will allow the fund to closely track its benchmark.
Q. WHAT TYPES OF TREASURIES DID YOU CHOOSE?
A. I underweighted recently issued Treasury bonds and overweighted Treasuries issued some time ago. Newly issued Treasuries have a "liquidity premium" imbedded in their prices when they are first issued. The liquidity premium signifies that investors are willing to pay more for newly issued Treasuries because they are easily traded. However, that liquidity premium disappears over time as newer Treasuries are subsequently issued, and I felt that older Treasuries offered a better value.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The fund's performance may have been even better if it had more bonds that offered a yield advantage over Treasury securities. However, the fact that yield spreads - which measure the difference in yields between bonds of various credit quality - tightened made it difficult to find attractive additions for the fund. Yield spreads are near historically tight levels and, as a result, it was a frustrating period for finding higher-yield opportunities.
Q. WHAT'S YOUR OUTLOOK?
A. Looking ahead, investors will likely continue to scrutinize every new piece of economic data, looking for clues as to whether the Fed will move to change interest rates at its meeting in July. In the meantime, contradictory economic data may mean more volatility for the fixed-income markets. But regardless of the direction of interest rates, I'll focus on choosing bonds whose prices are lower than I believe they should be and sell those that have exceeded their fair value relative to other bonds in the marketplace. In addition, I will look for opportunities that may arise due to price inefficiencies with the idea of exploiting the anomalies for the benefit of the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in obligations
issued or guaranteed by the
U.S. government or any of its
agencies or instrumentalities
START DATE: January 7, 1987
SIZE: as of April 30, 1997,
more than $207 million
MANAGER: Curt
Hollingsworth, since
February 1997; joined
Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON
SECURITY SELECTION:
"While few investors welcome
volatility, it often creates
opportunities. As manager of
a government securities
mutual fund, my job is to buy
bonds that I think are cheap
and have the potential to rise
in value and to sell those
securities that I think have
reached their full value
relative to other bonds in the
marketplace. A moderate
amount of volatility can make
that task easier. Absent
volatility over much of 1996,
bonds were priced quite
efficiently. By that, I mean that
there were fewer opportunities
to find securities that I felt
were significantly underpriced
relative to their fair value. But
even a moderate amount of
volatility can create price
inefficiencies. While the
headlines may suggest
otherwise, I would not
necessarily characterize the
past six months as a very
volatile period for
fixed-income securities. Bond
yields and prices remained in
a relatively narrow range,
even though interest rates
reversed course."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1997
           % OF FUND'S    % OF FUND'S INVESTMENTS
           INVESTMENTS    6 MONTHS AGO

 Zero       7.0            0.0
coupon
bonds

 Less       0.0            0.2
than 5%

 5 -        16.0           9.4
 5.99%

 6 -        22.1           26.5
 6.99%

 7 -        10.1           23.0
 7.99%

 8 -        38.8           28.0
 8.99%

 9 -        4.4            7.7
 9.99%

10 -        0.5            0.4
10.99%

11 -        0.3            0.3
11.99%

12% and     0.4            2.9
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    8.4    8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    4.8    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 39.6
Row: 1, Col: 3, Value: 39.1
Row: 1, Col: 4, Value: 19.9
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 32.0
Row: 1, Col: 3, Value: 52.4
Row: 1, Col: 4, Value: 13.6
Mortgage-backed
securities 19.9%
U.S. Treasury
obligations 39.1%
U.S. government
agency
obligations 40.6%
Short-term
investments 0.4%

Mortgage-backed
securities 13.6%
U.S. Treasury
obligations 52.8%
U.S. government
agency
obligations 32.0%
Short-term
investments 1.6%

INVESTMENTS APRIL 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 79.7%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 39.1%
5 7/8%, 4/30/98 $ 18,000,000 $ 17,983,080
8 7/8%, 11/15/98  12,040,000  12,510,282
8%, 8/15/99  3,200,000  3,310,496
8 7/8%, 2/15/19  20,000,000  24,021,800
8 1/8%, 8/15/19  20,140,000  22,534,848
  80,360,506
U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.6%
Federal Agricultural Mortgage Corporation:
7.48%, 11/27/00  1,800,000  1,848,096
 7.01%, 8/10/04  500,000  501,640
Federal Home Loan Bank:
6.37%, 6/30/03  230,000  224,609
 7.36%, 7/1/04  850,000  874,438
 7.38%, 8/5/04  1,580,000  1,622,455
 7.46%, 9/9/04  920,000  948,465
 8.09%, 12/28/04  290,000  309,621
 7.59%, 3/10/05  290,000  301,464
Federal Home Loan Mortgage Corporation
8%, 1/26/05  330,000  349,490
Federal National Mortgage Association
7.16%, 5/11/05  2,350,000  2,373,124
Government Loan Trusts (assets of Trust guaranteed by U.S.
government through Agency for International Development)
Class 1-B, 8 1/2%, 4/1/06  1,070,000  1,145,531
Government Trust Certificates (assets of Trust guaranteed
by U.S. government through Defense Security
Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  2,824,911  2,977,456
   Class 2-E, 9.40%, 5/15/02  1,027,861  1,085,411
  Class T-3, 9 5/8%, 5/15/02  640,128  675,489
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  193,333  183,304
  Series 1993-D, 5.23%, 5/15/05  344,043  325,496
  Series 1994-A, 7.12%, 4/15/06  1,884,715  1,901,206
  Series 1994-C, 6.61%, 9/15/99  143,055  143,979
  Series 1994-F, 8.187%, 12/15/04  5,948,034  6,189,858
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank) Series 1994-B, 7 1/2%, 1/26/06  258,215  264,289
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-1, 6.88%, 1/26/03 $ 374,118 $ 375,019
Overseas Private Investment Corp. U.S. government
guaranteed participation certificate (callable):
 Series 1994-195, 6.08%, 8/15/04  2,050,000  1,989,402
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  1,955,980
Private Export Funding Corp. secured:
5.65%, 3/15/03  1,029,000  1,001,268
 6.86%, 4/30/04  1,023,750  1,024,385
State of Israel (guaranteed by U.S. government through
Agency for International Development):
  6 1/8%, 8/15/99  11,000,000  10,923,220
  7 1/8%, 8/15/99  2,167,000  2,196,315
  0%, 11/15/00  11,140,000  8,835,245
  0%, 11/15/01  7,500,000  5,574,900
  8%, 11/15/01  2,140,000  2,243,961
  6 1/4%, 8/15/02  696,000  681,365
  6 1/8%, 3/15/03  630,000  607,522
  7 5/8%, 8/15/04  480,000  494,422
  5.89%, 8/15/05  8,420,000  7,857,005
  6.60%, 2/15/08  4,680,000  4,497,106
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. government through Export-Import Bank)
6.69%, 1/15/09 (a)  1,100,000  1,082,246
U.S. Department of Housing & Urban Development
government guaranteed participation certificates:
 Series 1995-A, 8.24%, 8/1/02  4,000,000  4,261,040
  Series 1995-A, 8.27%, 8/1/03  415,000  444,502
  Series 1996-A, 6.98%, 8/1/05  3,000,000  2,994,270
  83,284,594
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $162,202,101)   163,645,100
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.5%
6 1/2%, 5/1/08  405,567  397,301
6.77%, 11/1/03   4,781,332  4,767,885
8 1/2%, 8/1/09 to 10/1/25  1,252,777  1,295,284
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
9%, 10/1/08 to 10/1/20 $ 1,658,027 $ 1,752,615
9 1/2%, 2/1/08 to 7/1/21   1,226,880  1,325,602
10 1/2%, 1/1/16 to 12/1/20   885,039  970,637
12 1/2%, 2/1/10 to 6/1/19   627,927  721,601
  11,230,925
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
6%, 12/1/08   167,714  161,109
6.345%, 3/1/99   1,824,549  1,809,154
6 1/2%, 6/1/07 to 2/1/10  2,496,715  2,453,625
8 1/4%, 12/1/01   684,260  717,851
8 1/2%, 8/1/16 to 1/1/17   332,712  346,587
9 1/4%, 9/1/16   142,812  151,843
9 1/2%, 2/1/10 to 5/1/20  960,854  1,037,798
12 1/2%, 8/1/15   29,748  34,411
  6,712,378
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
11 1/2%, 3/15/10 to 1/15/13   609,612  685,823
13 1/2%, 7/15/11   61,561  72,976
  758,799
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $18,640,221)   18,702,102
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%
Federal Home Loan Mortgage Corporation:
 planned amortization class:
 Series 1511 Class D, 6%, 10/15/04  3,820,000  3,792,544
  Series 1727 Class D, 6 1/2%, 8/15/14  2,700,000  2,704,219
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  50,002  49,392
 Series 1535 Class PM, 7%, 6/15/01  3,394,235  3,404,969
Federal National Mortgage Association:
 planned amortization class:
 Series 1993-134 Class GA, 6 1/2%, 2/25/07  2,730,000  2,682,331
  Series 1994-51 Class PD, 5 3/4%, 2/25/15  5,480,000  5,425,200
 Series 1994-M3 Class A, 7.71%, 4/1/06  469,144  474,422
 sequential pay Series 1996-M5 Class A1,
 7.141%, 6/25/08  3,536,710  3,556,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,094,752)   22,089,404
CASH EQUIVALENTS - 0.4%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 913,136 $ 913,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $203,850,074)  $ 205,349,606
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,082,246 or 0.5% of net assets.
INCOME TAX INFORMATION
At April 30, 1997 the aggregate cost of investment securities for income tax purposes was $203,850,074. Net unrealized appreciation aggregated $1,499,532, of which $2,622,690 related to appreciated investment securities and $1,123,158 related to depreciated investment securities.
At October 31, 1996 the fund had a capital loss carryforward of approximately $6,029,000 of which $3,262,000 and $2,767,000 will expire on October 31, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase               $ 205,349,606
agreements of $913,000) (cost $203,850,074) -
See accompanying schedule

Cash                                                                    35,955

Interest receivable                                                     2,719,207

Prepaid expenses                                                        6,610

 TOTAL ASSETS                                                           208,111,378

LIABILITIES

Payable for investments purchased                           $ 36,340

Payable for fund shares redeemed                             483,091

Distributions payable                                        139,635

Accrued management fee                                       64,954

Distribution fees payable                                    47,713

Other payables and accrued expenses                          49,172

 TOTAL LIABILITIES                                                      820,905

NET ASSETS                                                             $ 207,290,473

Net Assets consist of:

Paid in capital                                                        $ 213,282,690

Undistributed net investment income                                     318,809

Accumulated undistributed net realized gain (loss)                      (7,810,558)
on investments

Net unrealized appreciation (depreciation) on                           1,499,532
investments

NET ASSETS                                                             $ 207,290,473


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                              $9.32
CLASS A:
NET ASSET VALUE and redemption price per share
 ($622,609 (divided by) 66,832 shares)

Maximum offering price per share (100/95.75 of $9.32)              $9.73

CLASS T:                                                           $9.31
NET ASSET VALUE and redemption price per share
 ($169,077,199 (divided by) 18,152,348 shares)

Maximum offering price per share (100/96.50 of $9.31)              $9.65

CLASS B:                                                           $9.31
NET ASSET VALUE and offering price per share
 ($16,990,341 (divided by) 1,825,272 shares) A

INSTITUTIONAL CLASS:                                               $9.30
NET ASSET VALUE, offering price and redemption price per

 share ($20,600,324 (divided by) 2,215,241 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                    $ 7,919,275
Interest

EXPENSES

Management fee                                          $ 511,533

Transfer agent fees                                      261,768

Distribution fees                                        315,086

Accounting fees and expenses                             48,373

Non-interested trustees' compensation                    1,610

Custodian fees and expenses                              7,792

Registration fees                                        57,131

Audit                                                    12,235

Legal                                                    915

Miscellaneous                                            3,836

 Total expenses before reductions                        1,220,279

 Expense reductions                                      (46,018)     1,174,261

NET INVESTMENT INCOME                                                 6,745,014

REALIZED AND UNREALIZED GAIN (LOSS)                                   (1,482,400)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                  (2,932,299)
on investment securities

NET GAIN (LOSS)                                                       (4,414,699)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 2,330,315
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED APRIL 30,    OCTOBER 31,
                                                            1997               1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 6,745,014        $ 16,576,353
Net investment income

 Net realized gain (loss)                                    (1,482,400)        (2,903,627)

 Change in net unrealized appreciation (depreciation)        (2,932,299)        (3,481,958)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             2,330,315          10,190,768
FROM OPERATIONS

Distributions to shareholders from net investment income     (6,721,144)        (16,570,486)

Share transactions - net increase (decrease)                 (51,439,904)       34,526,256

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (55,830,733)       28,146,538

NET ASSETS

 Beginning of period                                         263,121,206        234,974,668

 End of period (including undistributed net investment      $ 207,290,473      $ 263,121,206
income of $318,809 and $294,939, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 F

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 9.490     $ 9.250

Income from Investment Operations

 Net investment income                                   .272        .090

 Net realized and unrealized gain (loss)                 (.162)      .241 E

 Total from investment operations                        .110        .331

Less Distributions

 From net investment income                              (.280)      (.091)

Net asset value, end of period                          $ 9.320     $ 9.490

TOTAL RETURN B, C                                        1.17%       3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 623       $ 223

Ratio of expenses to average net assets                  .90% A,     .90% A,
                                                        G            G

Ratio of net investment income to average net assets     5.94% A     6.28% A

Portfolio turnover rate                                  160% A      153%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 9.490     $ 9.670     $ 8.960     $ 10.140    $ 9.730    $ 9.590
beginning of period

Income from
Investment
Operations

 Net investment                 .276 E      .586 E      .594        .515        .567       .666
income

 Net realized and               (.181)      (.180)      .701        (1.031)     .601       .125
 unrealized gain
(loss)

 Total from investment          .095        .406        1.295       (.516)      1.168      .791

 operations

Less Distributions

 From net investment            (.275)      (.586)      (.585)      (.504)      (.558)     (.651)
 income

 From net realized gain         -           -           -           (.130)      (.200)     -

 In excess of net               -           -           -           (.030)      -          -
 realized gain

 Total distributions            (.275)      (.586)      (.585)      (.664)      (.758)     (.651)

Net asset value,               $ 9.310     $ 9.490     $ 9.670     $ 8.960     $ 10.140   $ 9.730
end of period

TOTAL RETURN B, C               1.01%       4.38%       14.91%      (5.27)      12.53%     8.49%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 169,077   $ 217,883   $ 208,620   $ 114,453   $ 69,876   $ 23,281
period (000 omitted)

Ratio of expenses to            1.00% A     1.00%       .89%        .74%        .68%       1.10%
average net assets             , F                     F           F           F          F

Ratio of expenses to            1.00% A     .99%        .89%        .74%        .68%       1.10%
average net assets                         G
after expense
reductions

Ratio of net investment         5.90% A     6.19%       6.34%       6.18%       6.11%      6.98%
income to average
net assets

Portfolio turnover rate         160% A      153%        261%        313%        333%       315%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 9.490      $ 9.670    $ 8.950    $ 9.100

Income from Investment Operations

 Net investment income                        .245 D       .520 D     .542       .144

 Net realized and unrealized gain (loss)      (.179)       (.177)     .693       (.137)

 Total from investment operations             .066         .343       1.235      .007

Less Distributions

 From net investment income                   (.246)       (.523)     (.515)     (.157)

Net asset value, end of period               $ 9.310      $ 9.490    $ 9.670    $ 8.950

TOTAL RETURN B, C                             0.70%        3.69%      14.19%     0.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 16,990     $ 17,355   $ 11,766   $ 2,062

Ratio of expenses to average net assets       1.65% A,     1.67% F    1.65% F    1.70% A,
                                             F                                   F

Ratio of net investment income to average     5.26% A      5.51%      5.58%      5.22% A
net assets

Portfolio turnover rate                       160% A       153%       261%       313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER
      ENDED APRIL 30,    31,
      1997

      (UNAUDITED)        1996                   1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.480     $ 9.670    $ 9.560

Income from Investment Operations

 Net investment income                                   .287 D      .604 D     .197

 Net realized and unrealized gain (loss)                 (.178)      (.180)     .108

 Total from investment operations                        .109        .424       .305

Less Distributions

 From net investment income                              (.289)      (.614)     (.195)

Net asset value, end of period                          $ 9.300     $ 9.480    $ 9.670

TOTAL RETURN B, C                                        1.16%       4.58%      3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 20,600    $ 27,660   $ 14,588

Ratio of expenses to average net assets                  .75% A,     .75%       .75% A,
                                                        F           F           F

Ratio of net investment income to average net assets     6.14% A     6.43%      6.48% A

Portfolio turnover rate                                  160% A      153%       261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $179,953,983 and $227,239,083, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 257       $ 257

CLASS T     237,941     237,941

CLASS B     76,888      21,358

           $ 315,086   $ 259,556

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 8,666    $ 3,223

CLASS T     43,763     34,328

CLASS B     10,170     0 *

           $ 62,599   $ 37,551

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 1,351      .80

CLASS T**              FIIOC *     220,321     .23

CLASS B                FIIOC *     19,047      .22

INSTITUTIONAL CLASS    FIIOC *     21,049      .18

                                  $ 261,768

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                 .90%         $ 16,255

CLASS T                1.00%          14,500

CLASS B                1.65%          9,427

INSTITUTIONAL CLASS     .75%          5,711

                                     $ 45,893

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $125 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS        YEAR ENDED
                              ENDED APRIL 30,   OCTOBER 31,
                              1997              1996 A

CLASS A

From net investment income    $ 10,037          $ 1,602

CLASS T

From net investment income     5,534,091         14,160,622

CLASS B

From net investment income     450,698           822,494

INSTITUTIONAL CLASS

From net investment income     726,318           1,585,768

                              $ 6,721,144       $ 16,570,486

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS        YEAR ENDED      SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,     ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A          1997              1996 A



CLASS A                           54,818            23,309         $ 513,294         $ 216,298
Shares sold

Reinvestment of distributions     916               170             8,589             1,602

Shares redeemed                   (12,381)          -               (116,837)         -

Net increase (decrease)           43,353            23,479         $ 405,046         $ 217,900

CLASS T                           4,065,037         16,389,663     $ 38,314,999      $ 156,392,785
Shares sold

Reinvestment of distributions     502,160           1,323,588       4,723,763         12,548,852

Shares redeemed                   (9,374,044)       (16,317,212)    (88,243,914)      (154,061,866)

Net increase (decrease)           (4,806,847)       1,396,039      $ (45,205,152)    $ 14,879,771

CLASS B                           214,149           1,364,781      $ 2,013,409       $ 13,027,776
Shares sold

Reinvestment of distributions     35,611            64,712          334,605           612,407

Shares redeemed                   (253,419)         (817,313)       (2,380,918)       (7,792,379)

Net increase (decrease)           (3,659)           612,180        $ (32,904)        $ 5,847,804

INSTITUTIONAL CLASS               395,785           2,699,943      $ 3,719,789       $ 25,667,067
Shares sold

Reinvestment of distributions     65,247            131,515         613,235           1,241,701

Shares redeemed                   (1,163,987)       (1,421,950)     (10,939,918)      (13,327,987)

Net increase (decrease)           (702,955)         1,409,508      $ (6,606,894)     $ 13,580,781


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 15,327

CLASS T                 18,979

CLASS B                 9,960

INSTITUTIONAL CLASS     12,865

                       $ 57,131




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GOVERNMENT INVESTMENT
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   15    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  23    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in the its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997             PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Advisor Government Investment -          1.16%    6.03%    36.95%   105.23%
 Institutional Class

Salomon Brothers Treasury/Agency Index   1.27%    6.60%    41.91%   122.97%

General U.S. Government Funds Average    1.11%    5.79%    35.54%   101.92%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Salomon Brothers Treasury/Agency Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 186 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Advisor Government Investment -          6.03%    6.49%    7.45%
 Institutional Class

Salomon Brothers Treasury/Agency Index   6.60%    7.25%    8.35%

General U.S. Government Funds Average    5.79%    6.24%    7.25%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA Govt. Inv. -CL I         SB Treasury/Agency
             00697                       SB022
  1987/04/30      10000.00                    10000.00
  1987/05/31       9958.84                     9952.70
  1987/06/30      10092.81                    10065.89
  1987/07/31      10112.10                    10037.19
  1987/08/31      10055.09                     9995.15
  1987/09/30       9854.55                     9806.78
  1987/10/31      10168.92                    10180.29
  1987/11/30      10248.83                    10228.80
  1987/12/31      10339.14                    10344.41
  1988/01/31      10654.22                    10695.69
  1988/02/29      10773.36                    10809.69
  1988/03/31      10711.74                    10701.75
  1988/04/30      10648.39                    10631.42
  1988/05/31      10585.16                    10581.70
  1988/06/30      10797.76                    10795.54
  1988/07/31      10779.23                    10726.41
  1988/08/31      10773.50                    10743.79
  1988/09/30      10956.48                    10972.59
  1988/10/31      11118.50                    11165.01
  1988/11/30      11025.59                    11042.93
  1988/12/31      11018.62                    11078.91
  1989/01/31      11146.63                    11227.67
  1989/02/28      11112.08                    11141.16
  1989/03/31      11144.98                    11207.05
  1989/04/30      11325.79                    11416.85
  1989/05/31      11547.03                    11707.09
  1989/06/30      11804.94                    12103.65
  1989/07/31      11988.75                    12355.49
  1989/08/31      11866.05                    12146.50
  1989/09/30      11934.95                    12202.28
  1989/10/31      12160.29                    12519.20
  1989/11/30      12252.66                    12637.24
  1989/12/31      12313.29                    12656.24
  1990/01/31      12179.32                    12482.01
  1990/02/28      12219.44                    12492.52
  1990/03/31      12237.52                    12505.05
  1990/04/30      12127.58                    12399.55
  1990/05/31      12482.92                    12732.64
  1990/06/30      12662.73                    12935.56
  1990/07/31      12816.22                    13107.37
  1990/08/31      12734.27                    12917.78
  1990/09/30      12818.92                    13054.01
  1990/10/31      12947.70                    13268.25
  1990/11/30      13173.46                    13552.83
  1990/12/31      13343.37                    13767.48
  1991/01/31      13489.77                    13913.41
  1991/02/28      13602.09                    13972.43
  1991/03/31      13656.76                    14048.83
  1991/04/30      13770.24                    14216.19
  1991/05/31      13842.51                    14265.91
  1991/06/30      13834.65                    14256.61
  1991/07/31      13982.96                    14436.49
  1991/08/31      14199.83                    14757.86
  1991/09/30      14456.47                    15077.21
  1991/10/31      14585.62                    15193.63
  1991/11/30      14669.94                    15351.69
  1991/12/31      15138.15                    15878.41
  1992/01/31      14932.82                    15632.63
  1992/02/29      15001.50                    15695.29
  1992/03/31      14898.60                    15600.70
  1992/04/30      14985.90                    15712.26
  1992/05/31      15260.98                    15985.53
  1992/06/30      15472.24                    16217.96
  1992/07/31      15733.49                    16620.18
  1992/08/31      15868.93                    16790.77
  1992/09/30      16016.35                    17022.80
  1992/10/31      15823.25                    16775.81
  1992/11/30      15863.29                    16745.09
  1992/12/31      16119.69                    17028.05
  1993/01/31      16395.77                    17410.06
  1993/02/28      16703.45                    17749.62
  1993/03/31      16799.21                    17797.32
  1993/04/30      16925.77                    17950.12
  1993/05/31      16952.44                    17923.03
  1993/06/30      17286.13                    18325.25
  1993/07/31      17371.74                    18438.03
  1993/08/31      17654.98                    18847.93
  1993/09/30      17687.37                    18931.20
  1993/10/31      17806.01                    18981.32
  1993/11/30      17533.63                    18772.74
  1993/12/31      17628.05                    18856.42
  1994/01/31      17935.40                    19115.53
  1994/02/28      17520.03                    18717.76
  1994/03/31      16990.53                    18282.00
  1994/04/30      16821.01                    18141.32
  1994/05/31      16838.55                    18123.94
  1994/06/30      16781.20                    18086.75
  1994/07/31      17147.06                    18402.46
  1994/08/31      17137.05                    18407.31
  1994/09/30      16896.28                    18149.41
  1994/10/31      16867.71                    18131.22
  1994/11/30      16835.55                    18091.20
  1994/12/31      16949.51                    18215.70
  1995/01/31      17253.78                    18572.64
  1995/02/28      17630.81                    18961.92
  1995/03/31      17747.67                    19074.70
  1995/04/30      17957.85                    19320.48
  1995/05/31      18656.29                    20112.78
  1995/06/30      18787.24                    20265.18
  1995/07/31      18719.77                    20194.84
  1995/08/31      18936.65                    20425.66
  1995/09/30      19115.42                    20609.99
  1995/10/31      19399.68                    20931.36
  1995/11/30      19681.91                    21270.11
  1995/12/31      19949.88                    21564.80
  1996/01/31      20058.29                    21701.43
  1996/02/29      19652.45                    21268.49
  1996/03/31      19477.60                    21081.33
  1996/04/30      19355.90                    20916.00
  1996/05/31      19318.12                    20911.15
  1996/06/30      19546.52                    21174.71
  1996/07/31      19589.98                    21222.01
  1996/08/31      19547.91                    21177.94
  1996/09/30      19862.16                    21530.03
  1996/10/31      20287.33                    22018.35
  1996/11/30      20628.92                    22385.40
  1996/12/31      20415.22                    22159.43
  1997/01/31      20431.52                    22196.22
  1997/02/28      20440.33                    22209.56
  1997/03/31      20241.48                    21993.29
  1997/04/30      20522.79                    22297.28
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Investment Fund - Institutional Class on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $20,523 - a 105.23% increase on the initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends reinvested the same $10,000 investment would have grown to $22,297 - a 122.97% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994      1993     1992

Dividend return         3.06%       6.54%                     7.11%    5.01%     6.13%    7.03%

Capital appreciation    -1.90%      -1.96%                     7.92%   -10.28%    6.40%   1.46%
 return

Total return            1.16%       4.58%                     15.03%   -5.27%    12.53%   8.49%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            4.81(cents)   28.90(cents)   58.92(cents)

Annualized dividend rate       6.34%         6.21%          6.30%

30-day annualized yield        6.25%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.23 over the past one month, $9.39 over the past six months, and $9.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Curt Hollingsworth became Portfolio Manager of Fidelity Advisor Government Investment Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six- and 12-month periods that ended April 30, 1997, the fund's Institutional Class shares had total returns of 1.16% and 6.03%, respectively. To gauge how the fund did relative to its peer group, the general U.S. government funds average had a total return of 1.11% for the same six-month period, and 5.79% for the same one-year period, as tracked by Lipper Analytical Services. The fund's benchmark, the Salomon Brothers Treasury/Agency Index, had six- and 12-month returns of 1.27% and 6.60%, respectively, as of April 30, 1997.
Q. FOR THE FIRST TIME SINCE 1995, THE FEDERAL RESERVE BOARD RAISED SHORT-TERM INTEREST RATES IN LATE MARCH OF THIS YEAR. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO RISING INTEREST RATES?
A. No, I didn't. The fund's duration - or interest rate sensitivity - remained neutral; that is, the fund wasn't structured in anticipation of interest rate moves. Instead, it was structured to match the interest rate sensitivity of the market for 1-30 year government securities, as reflected by the fund's index. I have found, regardless of conventional wisdom, it is impossible to predict the direction of interest rates with any great consistency over a long period of time. That's why I don't try to "time the market" by structuring the portfolio based on my view about the future direction of interest rates. Instead, I work to add value by managing the fund's sector weights and by focusing on individual security selection.
Q. DOES YOUR INVESTMENT STYLE DIFFER FROM THE PREVIOUS MANAGER?
A. No. I manage the fund using the same investment discipline that the previous manager used. As a result, I expect very few significant changes to the fund. During the past six months, the fund was underweighted in lower-yielding Treasuries and overweighted in higher-yielding agencies and mortgage-related securities relative to the market, as represented by the index. At the end of the period, Treasury securities accounted for about 39% of the fund's investments, federal agency securities were about 41% and mortgage-related securities were about 20%.
Q. WHICH AGENCY SECURITIES WERE ATTRACTIVE?
A. The fund focused on agency bonds that are non-callable - meaning the issuer does not have the option of redeeming the bond prior to maturity. Thus, the fund won't be faced with having to invest cash if a bond is called during what may be an environment in which interest rates are declining. I also emphasized higher-quality agency securities, those directly or indirectly backed by the full faith and credit of the U.S. government. These high-quality securities offered higher yields than comparable Treasuries and, as such, tended to help the fund's performance.
Q. LET'S TURN TO MORTGAGE-BACKED SECURITIES. WHAT CHOICES DID YOU MAKE
THERE?
A. I focused on mortgage securities with coupons - the interest rates the borrower promises to pay - that were either much higher or lower than today's interest rate levels. Here's why: Mortgage-backed securities are subject to prepayment risk or the risk that they will be paid off before maturity as mortgage holders refinance their debt. Both rising and falling interest rates typically set off changes in prepayment patterns, which can dramatically affect the prices of mortgage-backed securities. The bonds most vulnerable to prepayment activity are those that have coupons close to current market rates. I am very careful to select mortgage securities that I believe will allow the fund to closely track its benchmark.
Q. WHAT TYPES OF TREASURIES DID YOU CHOOSE?
A. I underweighted recently issued Treasury bonds and overweighted Treasuries issued some time ago. Newly issued Treasuries have a "liquidity premium" imbedded in their prices when they are first issued. The liquidity premium signifies that investors are willing to pay more for newly issued Treasuries because they are easily traded. However, that liquidity premium disappears over time as newer Treasuries are subsequently issued, and I felt that older Treasuries offered a better value.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The fund's performance may have been even better if it had more bonds that offered a yield advantage over Treasury securities. However, the fact that yield spreads - which measure the difference in yields between bonds of various credit quality - tightened made it difficult to find attractive additions for the fund. Yield spreads are near historically tight levels and, as a result, it was a frustrating period for finding higher-yield opportunities.
Q. WHAT'S YOUR OUTLOOK?
A. Looking ahead, investors will likely continue to scrutinize every new piece of economic data, looking for clues as to whether the Fed will move to change interest rates at its meeting in July. In the meantime, contradictory economic data may mean more volatility for the fixed-income markets. But regardless of the direction of interest rates, I'll focus on choosing bonds whose prices are lower than I believe they should be and sell those that have exceeded their fair value relative to other bonds in the marketplace. In addition, I will look for opportunities that may arise due to price inefficiencies with the idea of exploiting the anomalies for the benefit of the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in obligations
issued or guaranteed by the
U.S. government or any of its
agencies or instrumentalities
START DATE: January 7, 1987
SIZE: as of April 30, 1997,
more than $207 million
MANAGER: Curt
Hollingsworth, since
February 1997; joined
Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON
SECURITY SELECTION:
"While few investors welcome
volatility, it often creates
opportunities. As manager of
a government securities
mutual fund, my job is to buy
bonds that I think are cheap
and have the potential to rise
in value and to sell those
securities that I think have
reached their full value
relative to other bonds in the
marketplace. A moderate
amount of volatility can make
that task easier. Absent
volatility over much of 1996,
bonds were priced quite
efficiently. By that, I mean that
there were fewer opportunities
to find securities that I felt
were significantly underpriced
relative to their fair value. But
even a moderate amount of
volatility can create price
inefficiencies. While the
headlines may suggest
otherwise, I would not
necessarily characterize the
past six months as a very
volatile period for
fixed-income securities. Bond
yields and prices remained in
a relatively narrow range,
even though interest rates
reversed course."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF APRIL 30, 1997
           % OF FUND'S    % OF FUND'S INVESTMENTS
           INVESTMENTS    6 MONTHS AGO

 Zero       7.0            0.0
coupon
bonds

 Less       0.0            0.2
than 5%

 5 -        16.0           9.4
 5.99%

 6 -        22.1           26.5
 6.99%

 7 -        10.1           23.0
 7.99%

 8 -        38.8           28.0
 8.99%

 9 -        4.4            7.7
 9.99%

10 -        0.5            0.4
10.99%

11 -        0.3            0.3
11.99%

12% and     0.4            2.9
over

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    8.4    8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    4.8    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 AS OF OCTOBER 31, 1996
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 39.6
Row: 1, Col: 3, Value: 39.1
Row: 1, Col: 4, Value: 19.9
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 32.0
Row: 1, Col: 3, Value: 52.4
Row: 1, Col: 4, Value: 13.6
Mortgage-backed
securities 19.9%
U.S. Treasury
obligations 39.1%
U.S. government
agency
obligations 40.6%
Short-term
investments 0.4%

Mortgage-backed
securities 13.6%
U.S. Treasury
obligations 52.8%
U.S. government
agency
obligations 32.0%
Short-term
investments 1.6%

INVESTMENTS APRIL 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 79.7%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 39.1%
5 7/8%, 4/30/98 $ 18,000,000 $ 17,983,080
8 7/8%, 11/15/98  12,040,000  12,510,282
8%, 8/15/99  3,200,000  3,310,496
8 7/8%, 2/15/19  20,000,000  24,021,800
8 1/8%, 8/15/19  20,140,000  22,534,848
  80,360,506
U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.6%
Federal Agricultural Mortgage Corporation:
7.48%, 11/27/00  1,800,000  1,848,096
 7.01%, 8/10/04  500,000  501,640
Federal Home Loan Bank:
6.37%, 6/30/03  230,000  224,609
 7.36%, 7/1/04  850,000  874,438
 7.38%, 8/5/04  1,580,000  1,622,455
 7.46%, 9/9/04  920,000  948,465
 8.09%, 12/28/04  290,000  309,621
 7.59%, 3/10/05  290,000  301,464
Federal Home Loan Mortgage Corporation
8%, 1/26/05  330,000  349,490
Federal National Mortgage Association
7.16%, 5/11/05  2,350,000  2,373,124
Government Loan Trusts (assets of Trust guaranteed by U.S.
government through Agency for International Development)
Class 1-B, 8 1/2%, 4/1/06  1,070,000  1,145,531
Government Trust Certificates (assets of Trust guaranteed
by U.S. government through Defense Security
Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  2,824,911  2,977,456
   Class 2-E, 9.40%, 5/15/02  1,027,861  1,085,411
  Class T-3, 9 5/8%, 5/15/02  640,128  675,489
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  193,333  183,304
  Series 1993-D, 5.23%, 5/15/05  344,043  325,496
  Series 1994-A, 7.12%, 4/15/06  1,884,715  1,901,206
  Series 1994-C, 6.61%, 9/15/99  143,055  143,979
  Series 1994-F, 8.187%, 12/15/04  5,948,034  6,189,858
Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. government through
Export-Import Bank) Series 1994-B, 7 1/2%, 1/26/06  258,215  264,289
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) Series 1994-1, 6.88%, 1/26/03 $ 374,118 $ 375,019
Overseas Private Investment Corp. U.S. government
guaranteed participation certificate (callable):
 Series 1994-195, 6.08%, 8/15/04  2,050,000  1,989,402
  Series 1996-A1, 6.726%, 9/15/10  2,000,000  1,955,980
Private Export Funding Corp. secured:
5.65%, 3/15/03  1,029,000  1,001,268
 6.86%, 4/30/04  1,023,750  1,024,385
State of Israel (guaranteed by U.S. government through
Agency for International Development):
  6 1/8%, 8/15/99  11,000,000  10,923,220
  7 1/8%, 8/15/99  2,167,000  2,196,315
  0%, 11/15/00  11,140,000  8,835,245
  0%, 11/15/01  7,500,000  5,574,900
  8%, 11/15/01  2,140,000  2,243,961
  6 1/4%, 8/15/02  696,000  681,365
  6 1/8%, 3/15/03  630,000  607,522
  7 5/8%, 8/15/04  480,000  494,422
  5.89%, 8/15/05  8,420,000  7,857,005
  6.60%, 2/15/08  4,680,000  4,497,106
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. government through Export-Import Bank)
6.69%, 1/15/09 (a)  1,100,000  1,082,246
U.S. Department of Housing & Urban Development
government guaranteed participation certificates:
 Series 1995-A, 8.24%, 8/1/02  4,000,000  4,261,040
  Series 1995-A, 8.27%, 8/1/03  415,000  444,502
  Series 1996-A, 6.98%, 8/1/05  3,000,000  2,994,270
  83,284,594
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $162,202,101)   163,645,100
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.5%
6 1/2%, 5/1/08  405,567  397,301
6.77%, 11/1/03   4,781,332  4,767,885
8 1/2%, 8/1/09 to 10/1/25  1,252,777  1,295,284
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
9%, 10/1/08 to 10/1/20 $ 1,658,027 $ 1,752,615
9 1/2%, 2/1/08 to 7/1/21   1,226,880  1,325,602
10 1/2%, 1/1/16 to 12/1/20   885,039  970,637
12 1/2%, 2/1/10 to 6/1/19   627,927  721,601
  11,230,925
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
6%, 12/1/08   167,714  161,109
6.345%, 3/1/99   1,824,549  1,809,154
6 1/2%, 6/1/07 to 2/1/10  2,496,715  2,453,625
8 1/4%, 12/1/01   684,260  717,851
8 1/2%, 8/1/16 to 1/1/17   332,712  346,587
9 1/4%, 9/1/16   142,812  151,843
9 1/2%, 2/1/10 to 5/1/20  960,854  1,037,798
12 1/2%, 8/1/15   29,748  34,411
  6,712,378
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
11 1/2%, 3/15/10 to 1/15/13   609,612  685,823
13 1/2%, 7/15/11   61,561  72,976
  758,799
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $18,640,221)   18,702,102
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%
Federal Home Loan Mortgage Corporation:
 planned amortization class:
 Series 1511 Class D, 6%, 10/15/04  3,820,000  3,792,544
  Series 1727 Class D, 6 1/2%, 8/15/14  2,700,000  2,704,219
 sequential pay Series 1353 Class A, 5 1/2%, 11/15/04  50,002  49,392
 Series 1535 Class PM, 7%, 6/15/01  3,394,235  3,404,969
Federal National Mortgage Association:
 planned amortization class:
 Series 1993-134 Class GA, 6 1/2%, 2/25/07  2,730,000  2,682,331
  Series 1994-51 Class PD, 5 3/4%, 2/25/15  5,480,000  5,425,200
 Series 1994-M3 Class A, 7.71%, 4/1/06  469,144  474,422
 sequential pay Series 1996-M5 Class A1,
 7.141%, 6/25/08  3,536,710  3,556,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,094,752)   22,089,404
CASH EQUIVALENTS - 0.4%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 913,136 $ 913,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $203,850,074)  $ 205,349,606
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,082,246 or 0.5% of net assets.
INCOME TAX INFORMATION
At April 30, 1997 the aggregate cost of investment securities for income tax purposes was $203,850,074. Net unrealized appreciation aggregated $1,499,532, of which $2,622,690 related to appreciated investment securities and $1,123,158 related to depreciated investment securities.
At October 31, 1996 the fund had a capital loss carryforward of approximately $6,029,000 of which $3,262,000 and $2,767,000 will expire on October 31, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase               $ 205,349,606
agreements of $913,000) (cost $203,850,074) -
See accompanying schedule

Cash                                                                    35,955

Interest receivable                                                     2,719,207

Prepaid expenses                                                        6,610

 TOTAL ASSETS                                                           208,111,378

LIABILITIES

Payable for investments purchased                           $ 36,340

Payable for fund shares redeemed                             483,091

Distributions payable                                        139,635

Accrued management fee                                       64,954

Distribution fees payable                                    47,713

Other payables and accrued expenses                          49,172

 TOTAL LIABILITIES                                                      820,905

NET ASSETS                                                             $ 207,290,473

Net Assets consist of:

Paid in capital                                                        $ 213,282,690

Undistributed net investment income                                     318,809

Accumulated undistributed net realized gain (loss)                      (7,810,558)
on investments

Net unrealized appreciation (depreciation) on                           1,499,532
investments

NET ASSETS                                                             $ 207,290,473


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                              $9.32
CLASS A:
NET ASSET VALUE and redemption price per share
 ($622,609 (divided by) 66,832 shares)

Maximum offering price per share (100/95.75 of $9.32)              $9.73

CLASS T:                                                           $9.31
NET ASSET VALUE and redemption price per share
 ($169,077,199 (divided by) 18,152,348 shares)

Maximum offering price per share (100/96.50 of $9.31)              $9.65

CLASS B:                                                           $9.31
NET ASSET VALUE and offering price per share
 ($16,990,341 (divided by) 1,825,272 shares) A

INSTITUTIONAL CLASS:                                               $9.30
NET ASSET VALUE, offering price and redemption price per

 share ($20,600,324 (divided by) 2,215,241 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                    $ 7,919,275
Interest

EXPENSES

Management fee                                          $ 511,533

Transfer agent fees                                      261,768

Distribution fees                                        315,086

Accounting fees and expenses                             48,373

Non-interested trustees' compensation                    1,610

Custodian fees and expenses                              7,792

Registration fees                                        57,131

Audit                                                    12,235

Legal                                                    915

Miscellaneous                                            3,836

 Total expenses before reductions                        1,220,279

 Expense reductions                                      (46,018)     1,174,261

NET INVESTMENT INCOME                                                 6,745,014

REALIZED AND UNREALIZED GAIN (LOSS)                                   (1,482,400)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                  (2,932,299)
on investment securities

NET GAIN (LOSS)                                                       (4,414,699)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 2,330,315
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED APRIL 30,    OCTOBER 31,
                                                            1997               1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 6,745,014        $ 16,576,353
Net investment income

 Net realized gain (loss)                                    (1,482,400)        (2,903,627)

 Change in net unrealized appreciation (depreciation)        (2,932,299)        (3,481,958)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             2,330,315          10,190,768
FROM OPERATIONS

Distributions to shareholders from net investment income     (6,721,144)        (16,570,486)

Share transactions - net increase (decrease)                 (51,439,904)       34,526,256

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (55,830,733)       28,146,538

NET ASSETS

 Beginning of period                                         263,121,206        234,974,668

 End of period (including undistributed net investment      $ 207,290,473      $ 263,121,206
income of $318,809 and $294,939, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 F

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 9.490     $ 9.250

Income from Investment Operations

 Net investment income                                   .272        .090

 Net realized and unrealized gain (loss)                 (.162)      .241 E

 Total from investment operations                        .110        .331

Less Distributions

 From net investment income                              (.280)      (.091)

Net asset value, end of period                          $ 9.320     $ 9.490

TOTAL RETURN B, C                                        1.17%       3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 623       $ 223

Ratio of expenses to average net assets                  .90% A,     .90% A,
                                                        G            G

Ratio of net investment income to average net assets     5.94% A     6.28% A

Portfolio turnover rate                                  160% A      153%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 9.490     $ 9.670     $ 8.960     $ 10.140    $ 9.730    $ 9.590
beginning of period

Income from
Investment
Operations

 Net investment                 .276 E      .586 E      .594        .515        .567       .666
income

 Net realized and               (.181)      (.180)      .701        (1.031)     .601       .125
 unrealized gain
(loss)

 Total from investment          .095        .406        1.295       (.516)      1.168      .791

 operations

Less Distributions

 From net investment            (.275)      (.586)      (.585)      (.504)      (.558)     (.651)
 income

 From net realized gain         -           -           -           (.130)      (.200)     -

 In excess of net               -           -           -           (.030)      -          -
 realized gain

 Total distributions            (.275)      (.586)      (.585)      (.664)      (.758)     (.651)

Net asset value,               $ 9.310     $ 9.490     $ 9.670     $ 8.960     $ 10.140   $ 9.730
end of period

TOTAL RETURN B, C               1.01%       4.38%       14.91%      (5.27)      12.53%     8.49%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 169,077   $ 217,883   $ 208,620   $ 114,453   $ 69,876   $ 23,281
period (000 omitted)

Ratio of expenses to            1.00% A     1.00%       .89%        .74%        .68%       1.10%
average net assets             , F                     F           F           F          F

Ratio of expenses to            1.00% A     .99%        .89%        .74%        .68%       1.10%
average net assets                         G
after expense
reductions

Ratio of net investment         5.90% A     6.19%       6.34%       6.18%       6.11%      6.98%
income to average
net assets

Portfolio turnover rate         160% A      153%        261%        313%        333%       315%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 9.490      $ 9.670    $ 8.950    $ 9.100

Income from Investment Operations

 Net investment income                        .245 D       .520 D     .542       .144

 Net realized and unrealized gain (loss)      (.179)       (.177)     .693       (.137)

 Total from investment operations             .066         .343       1.235      .007

Less Distributions

 From net investment income                   (.246)       (.523)     (.515)     (.157)

Net asset value, end of period               $ 9.310      $ 9.490    $ 9.670    $ 8.950

TOTAL RETURN B, C                             0.70%        3.69%      14.19%     0.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 16,990     $ 17,355   $ 11,766   $ 2,062

Ratio of expenses to average net assets       1.65% A,     1.67% F    1.65% F    1.70% A,
                                             F                                   F

Ratio of net investment income to average     5.26% A      5.51%      5.58%      5.22% A
net assets

Portfolio turnover rate                       160% A       153%       261%       313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER
      ENDED APRIL 30,    31,
      1997

      (UNAUDITED)        1996                   1995 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.480     $ 9.670    $ 9.560

Income from Investment Operations

 Net investment income                                   .287 D      .604 D     .197

 Net realized and unrealized gain (loss)                 (.178)      (.180)     .108

 Total from investment operations                        .109        .424       .305

Less Distributions

 From net investment income                              (.289)      (.614)     (.195)

Net asset value, end of period                          $ 9.300     $ 9.480    $ 9.670

TOTAL RETURN B, C                                        1.16%       4.58%      3.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 20,600    $ 27,660   $ 14,588

Ratio of expenses to average net assets                  .75% A,     .75%       .75% A,
                                                        F           F           F

Ratio of net investment income to average net assets     6.14% A     6.43%      6.48% A

Portfolio turnover rate                                  160% A      153%       261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $179,953,983 and $227,239,083, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 257       $ 257

CLASS T     237,941     237,941

CLASS B     76,888      21,358

           $ 315,086   $ 259,556

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 8,666    $ 3,223

CLASS T     43,763     34,328

CLASS B     10,170     0 *

           $ 62,599   $ 37,551

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 1,351      .80

CLASS T**              FIIOC *     220,321     .23

CLASS B                FIIOC *     19,047      .22

INSTITUTIONAL CLASS    FIIOC *     21,049      .18

                                  $ 261,768

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC), AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC) maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                 .90%         $ 16,255

CLASS T                1.00%          14,500

CLASS B                1.65%          9,427

INSTITUTIONAL CLASS     .75%          5,711

                                     $ 45,893

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $125 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS        YEAR ENDED
                              ENDED APRIL 30,   OCTOBER 31,
                              1997              1996 A

CLASS A

From net investment income    $ 10,037          $ 1,602

CLASS T

From net investment income     5,534,091         14,160,622

CLASS B

From net investment income     450,698           822,494

INSTITUTIONAL CLASS

From net investment income     726,318           1,585,768

                              $ 6,721,144       $ 16,570,486

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                            DOLLARS

                                 SIX MONTHS        YEAR ENDED      SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,     ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A          1997              1996 A



CLASS A                           54,818            23,309         $ 513,294         $ 216,298
Shares sold

Reinvestment of distributions     916               170             8,589             1,602

Shares redeemed                   (12,381)          -               (116,837)         -

Net increase (decrease)           43,353            23,479         $ 405,046         $ 217,900

CLASS T                           4,065,037         16,389,663     $ 38,314,999      $ 156,392,785
Shares sold

Reinvestment of distributions     502,160           1,323,588       4,723,763         12,548,852

Shares redeemed                   (9,374,044)       (16,317,212)    (88,243,914)      (154,061,866)

Net increase (decrease)           (4,806,847)       1,396,039      $ (45,205,152)    $ 14,879,771

CLASS B                           214,149           1,364,781      $ 2,013,409       $ 13,027,776
Shares sold

Reinvestment of distributions     35,611            64,712          334,605           612,407

Shares redeemed                   (253,419)         (817,313)       (2,380,918)       (7,792,379)

Net increase (decrease)           (3,659)           612,180        $ (32,904)        $ 5,847,804

INSTITUTIONAL CLASS               395,785           2,699,943      $ 3,719,789       $ 25,667,067
Shares sold

Reinvestment of distributions     65,247            131,515         613,235           1,241,701

Shares redeemed                   (1,163,987)       (1,421,950)     (10,939,918)      (13,327,987)

Net increase (decrease)           (702,955)         1,409,508      $ (6,606,894)     $ 13,580,781


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 15,327

CLASS T                 18,979

CLASS B                 9,960

INSTITUTIONAL CLASS     12,865

                       $ 57,131




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GROWTH OPPORTUNITIES
FUND - CLASS A, CLASS T AND CLASS B

SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   26    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  34    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the past one year, five years, and life of fund total returns would have been lower. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997             PAST 6   PAST 1   PAST 5    LIFE OF
                                         MONTHS   YEAR     YEARS     FUND

Advisor Growth Opportunities - Class A   10.65%   20.37%   122.88%   494.57%

Advisor Growth Opportunities - Class A   4.84%    14.05%   111.18%   463.35%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)            14.72%   25.13%   120.23%   338.04%

Growth Funds Average                     7.15%    12.48%   94.42%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Growth Opportunities - Class A   20.37%   17.39%   20.74%

Advisor Growth Opportunities - Class A   14.05%   16.13%   20.06%
 (incl. max. 5.25% sales charge)

S&P 500                                  25.13%   17.10%   16.90%

Growth Funds Average                     12.48%   13.87%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth Opp -CL A         SP Standard & Poor 500
             00248                       SP001
  1987/11/18       9475.00                    10000.00
  1987/11/30       8925.45                     9489.05
  1987/12/31      10195.10                    10211.16
  1988/01/31      10630.95                    10641.05
  1988/02/29      11834.28                    11136.92
  1988/03/31      12052.20                    10792.79
  1988/04/30      12412.25                    10912.59
  1988/05/31      12298.55                    11007.53
  1988/06/30      13388.18                    11512.78
  1988/07/31      13359.75                    11469.03
  1988/08/31      12904.95                    11079.08
  1988/09/30      13426.08                    11551.05
  1988/10/31      13520.83                    11872.17
  1988/11/30      13084.98                    11702.40
  1988/12/31      13587.76                    11907.19
  1989/01/31      14751.85                    12778.80
  1989/02/28      14470.86                    12460.61
  1989/03/31      14611.36                    12750.94
  1989/04/30      15554.67                    13412.71
  1989/05/31      16598.34                    13955.93
  1989/06/30      15885.84                    13876.38
  1989/07/31      16778.98                    15129.41
  1989/08/31      17401.16                    15425.95
  1989/09/30      17230.56                    15362.70
  1989/10/31      16588.31                    15006.29
  1989/11/30      16698.69                    15312.42
  1989/12/31      16868.15                    15679.92
  1990/01/31      15653.21                    14627.79
  1990/02/28      16032.88                    14816.49
  1990/03/31      16445.09                    15209.13
  1990/04/30      15902.70                    14828.90
  1990/05/31      17801.05                    16274.72
  1990/06/30      17898.68                    16164.05
  1990/07/31      17247.82                    16112.33
  1990/08/31      15349.47                    14655.77
  1990/09/30      14156.23                    13942.04
  1990/10/31      14091.14                    13882.08
  1990/11/30      15588.12                    14778.87
  1990/12/31      16590.35                    15191.20
  1991/01/31      18576.37                    15853.53
  1991/02/28      20244.18                    16987.06
  1991/03/31      20803.77                    17398.15
  1991/04/30      21231.70                    17439.90
  1991/05/31      22394.78                    18193.31
  1991/06/30      20814.75                    17360.05
  1991/07/31      22274.08                    18169.03
  1991/08/31      23140.91                    18599.64
  1991/09/30      22614.23                    18289.03
  1991/10/31      22581.31                    18534.10
  1991/11/30      21242.67                    17787.17
  1991/12/31      23671.25                    19822.03
  1992/01/31      24353.73                    19453.34
  1992/02/29      25455.28                    19706.23
  1992/03/31      24605.17                    19321.96
  1992/04/30      25275.68                    19890.02
  1992/05/31      25634.88                    19987.49
  1992/06/30      25048.19                    19689.67
  1992/07/31      25910.27                    20494.98
  1992/08/31      25191.87                    20074.83
  1992/09/30      25263.71                    20311.72
  1992/10/31      25311.60                    20382.81
  1992/11/30      26532.88                    21077.86
  1992/12/31      27228.11                    21337.12
  1993/01/31      28058.24                    21516.35
  1993/02/28      28134.86                    21808.97
  1993/03/31      29182.10                    22269.14
  1993/04/30      29233.18                    21730.23
  1993/05/31      30050.54                    22312.60
  1993/06/30      30165.48                    22377.30
  1993/07/31      30369.82                    22287.80
  1993/08/31      31302.11                    23132.50
  1993/09/30      31417.05                    22954.38
  1993/10/31      32425.97                    23429.54
  1993/11/30      32272.72                    23206.96
  1993/12/31      33265.49                    23487.76
  1994/01/31      35106.21                    24286.35
  1994/02/28      34576.51                    23628.19
  1994/03/31      33106.57                    22598.00
  1994/04/30      33980.59                    22887.25
  1994/05/31      34165.98                    23262.60
  1994/06/30      33239.00                    22692.67
  1994/07/31      34179.23                    23436.99
  1994/08/31      35622.67                    24397.90
  1994/09/30      34550.02                    23800.16
  1994/10/31      35251.88                    24335.66
  1994/11/30      34126.26                    23449.35
  1994/12/31      34215.86                    23797.11
  1995/01/31      34482.29                    24414.17
  1995/02/28      35534.01                    25365.59
  1995/03/31      36445.50                    26114.13
  1995/04/30      37679.51                    26883.19
  1995/05/31      39250.07                    27957.71
  1995/06/30      40582.25                    28607.17
  1995/07/31      41928.45                    29555.78
  1995/08/31      42222.93                    29629.96
  1995/09/30      43022.23                    30880.35
  1995/10/31      43316.71                    30770.11
  1995/11/30      44368.43                    32120.91
  1995/12/31      45519.93                    32739.56
  1996/01/31      46239.28                    33854.02
  1996/02/29      46109.79                    34167.84
  1996/03/31      46037.86                    34496.88
  1996/04/30      46800.36                    35005.36
  1996/05/31      47749.89                    35908.15
  1996/06/30      48008.86                    36044.96
  1996/07/31      46656.49                    34452.50
  1996/08/31      47030.55                    35179.10
  1996/09/30      49246.12                    37158.98
  1996/10/31      50915.00                    38183.82
  1996/11/30      54914.53                    41070.14
  1996/12/31      53573.51                    40256.54
  1997/01/31      56228.53                    42771.77
  1997/02/28      56701.55                    43107.10
  1997/03/31      53893.94                    41335.83
  1997/04/30      56335.34                    43803.58
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on November 18, 1987, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $56,335 - a 463.35% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,804 - a 338.04% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997             PAST 6   PAST 1   PAST 5    LIFE OF
                                         MONTHS   YEAR     YEARS     FUND

Advisor Growth Opportunities - Class T   10.56%   20.35%   122.84%   494.45%

Advisor Growth Opportunities - Class T   6.69%    16.14%   115.04%   473.64%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)            14.72%   25.13%   120.23%   338.04%

Growth Funds Average                     7.15%    12.48%   94.42%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Advisor Growth Opportunities - Class T   20.35%   17.38%   20.74%

Advisor Growth Opportunities - Class T   16.14%   16.55%   20.29%
 (incl. max. 3.50% sales charge)

S&P 500                                  25.13%   17.10%   16.90%

Growth Funds Average                     12.48%   13.87%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth Opp -CL T         SP Standard & Poor 500
             00168                       SP001
  1987/11/18       9650.00                    10000.00
  1987/11/30       9090.30                     9489.05
  1987/12/31      10383.40                    10211.16
  1988/01/31      10827.30                    10641.05
  1988/02/29      12052.85                    11136.92
  1988/03/31      12274.80                    10792.79
  1988/04/30      12641.50                    10912.59
  1988/05/31      12525.70                    11007.53
  1988/06/30      13635.45                    11512.78
  1988/07/31      13606.50                    11469.03
  1988/08/31      13143.30                    11079.08
  1988/09/30      13674.05                    11551.05
  1988/10/31      13770.55                    11872.17
  1988/11/30      13326.65                    11702.40
  1988/12/31      13838.72                    11907.19
  1989/01/31      15024.31                    12778.80
  1989/02/28      14738.14                    12460.61
  1989/03/31      14881.22                    12750.94
  1989/04/30      15841.96                    13412.71
  1989/05/31      16904.91                    13955.93
  1989/06/30      16179.24                    13876.38
  1989/07/31      17088.88                    15129.41
  1989/08/31      17722.56                    15425.95
  1989/09/30      17548.81                    15362.70
  1989/10/31      16894.69                    15006.29
  1989/11/30      17007.11                    15312.42
  1989/12/31      17179.70                    15679.92
  1990/01/31      15942.32                    14627.79
  1990/02/28      16329.00                    14816.49
  1990/03/31      16748.82                    15209.13
  1990/04/30      16196.42                    14828.90
  1990/05/31      18129.83                    16274.72
  1990/06/30      18229.26                    16164.05
  1990/07/31      17566.38                    16112.33
  1990/08/31      15632.97                    14655.77
  1990/09/30      14417.69                    13942.04
  1990/10/31      14351.40                    13882.08
  1990/11/30      15876.03                    14778.87
  1990/12/31      16896.77                    15191.20
  1991/01/31      18919.46                    15853.53
  1991/02/28      20618.08                    16987.06
  1991/03/31      21188.01                    17398.15
  1991/04/30      21623.84                    17439.90
  1991/05/31      22808.40                    18193.31
  1991/06/30      21199.19                    17360.05
  1991/07/31      22685.48                    18169.03
  1991/08/31      23568.31                    18599.64
  1991/09/30      23031.91                    18289.03
  1991/10/31      22998.38                    18534.10
  1991/11/30      21635.02                    17787.17
  1991/12/31      24108.45                    19822.03
  1992/01/31      24803.54                    19453.34
  1992/02/29      25925.43                    19706.23
  1992/03/31      25059.62                    19321.96
  1992/04/30      25742.51                    19890.02
  1992/05/31      26108.35                    19987.49
  1992/06/30      25510.82                    19689.67
  1992/07/31      26388.82                    20494.98
  1992/08/31      25657.15                    20074.83
  1992/09/30      25730.32                    20311.72
  1992/10/31      25779.10                    20382.81
  1992/11/30      27022.93                    21077.86
  1992/12/31      27731.00                    21337.12
  1993/01/31      28576.46                    21516.35
  1993/02/28      28654.50                    21808.97
  1993/03/31      29721.08                    22269.14
  1993/04/30      29773.11                    21730.23
  1993/05/31      30605.56                    22312.60
  1993/06/30      30722.62                    22377.30
  1993/07/31      30930.74                    22287.80
  1993/08/31      31880.25                    23132.50
  1993/09/30      31997.31                    22954.38
  1993/10/31      33024.87                    23429.54
  1993/11/30      32868.78                    23206.96
  1993/12/31      33879.89                    23487.76
  1994/01/31      35754.61                    24286.35
  1994/02/28      35215.12                    23628.19
  1994/03/31      33718.04                    22598.00
  1994/04/30      34608.20                    22887.25
  1994/05/31      34797.02                    23262.60
  1994/06/30      33852.91                    22692.67
  1994/07/31      34810.51                    23436.99
  1994/08/31      36280.61                    24397.90
  1994/09/30      35188.15                    23800.16
  1994/10/31      35902.97                    24335.66
  1994/11/30      34756.56                    23449.35
  1994/12/31      34847.81                    23797.11
  1995/01/31      35119.17                    24414.17
  1995/02/28      36190.31                    25365.59
  1995/03/31      37118.63                    26114.13
  1995/04/30      38375.44                    26883.19
  1995/05/31      39975.01                    27957.71
  1995/06/30      41331.79                    28607.17
  1995/07/31      42702.85                    29555.78
  1995/08/31      43002.77                    29629.96
  1995/09/30      43816.84                    30880.35
  1995/10/31      44116.76                    30770.11
  1995/11/30      45187.90                    32120.91
  1995/12/31      46360.67                    32739.56
  1996/01/31      47093.30                    33854.02
  1996/02/29      46961.43                    34167.84
  1996/03/31      46888.16                    34496.88
  1996/04/30      47664.75                    35005.36
  1996/05/31      48631.82                    35908.15
  1996/06/30      48895.56                    36044.96
  1996/07/31      47518.22                    34452.50
  1996/08/31      47899.19                    35179.10
  1996/09/30      50155.68                    37158.98
  1996/10/31      51884.68                    38183.82
  1996/11/30      55958.09                    41070.14
  1996/12/31      54581.00                    40256.54
  1997/01/31      57271.39                    42771.77
  1997/02/28      57750.72                    43107.10
  1997/03/31      54890.24                    41335.83
  1997/04/30      57364.16                    43803.58
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on November 18, 1987, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $57,364 - a 473.64% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,804 - a 338.04% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B's 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997                PAST 6   PAST 1   PAST 5    LIFE OF
                                            MONTHS   YEAR     YEARS     FUND

Advisor Growth Opportunities - Class B      10.50%   20.28%   122.72%   494.13%

Advisor Growth Opportunities - Class B      5.50%    15.28%   120.72%   494.13%
 (incl. contingent deferred sales charge)

S&P 500(registered trademark)               14.72%   25.13%   120.23%   338.04%

Growth Funds Average                        7.15%    12.48%   94.42%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Growth Opportunities - Class B      20.28%   17.37%   20.73%

Advisor Growth Opportunities - Class B      15.28%   17.16%   20.73%
 (incl. contingent deferred sales charge)

S&P 500                                     25.13%   17.10%   16.90%

Growth Funds Average                        12.48%   13.87%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth Opp -CL B         SP Standard & Poor 500
             00278                       SP001
  1987/11/18      10000.00                    10000.00
  1987/11/30       9420.00                     9489.05
  1987/12/31      10760.00                    10211.16
  1988/01/31      11220.00                    10641.05
  1988/02/29      12490.00                    11136.92
  1988/03/31      12720.00                    10792.79
  1988/04/30      13100.00                    10912.59
  1988/05/31      12980.00                    11007.53
  1988/06/30      14130.00                    11512.78
  1988/07/31      14100.00                    11469.03
  1988/08/31      13620.00                    11079.08
  1988/09/30      14170.00                    11551.05
  1988/10/31      14270.00                    11872.17
  1988/11/30      13810.00                    11702.40
  1988/12/31      14340.64                    11907.19
  1989/01/31      15569.24                    12778.80
  1989/02/28      15272.68                    12460.61
  1989/03/31      15420.96                    12750.94
  1989/04/30      16416.54                    13412.71
  1989/05/31      17518.04                    13955.93
  1989/06/30      16766.06                    13876.38
  1989/07/31      17708.68                    15129.41
  1989/08/31      18365.34                    15425.95
  1989/09/30      18185.29                    15362.70
  1989/10/31      17507.45                    15006.29
  1989/11/30      17623.95                    15312.42
  1989/12/31      17802.80                    15679.92
  1990/01/31      16520.54                    14627.79
  1990/02/28      16921.24                    14816.49
  1990/03/31      17356.29                    15209.13
  1990/04/30      16783.86                    14828.90
  1990/05/31      18787.39                    16274.72
  1990/06/30      18890.43                    16164.05
  1990/07/31      18203.50                    16112.33
  1990/08/31      16199.97                    14655.77
  1990/09/30      14940.61                    13942.04
  1990/10/31      14871.92                    13882.08
  1990/11/30      16451.84                    14778.87
  1990/12/31      17509.61                    15191.20
  1991/01/31      19605.66                    15853.53
  1991/02/28      21365.89                    16987.06
  1991/03/31      21956.49                    17398.15
  1991/04/30      22408.13                    17439.90
  1991/05/31      23635.65                    18193.31
  1991/06/30      21968.07                    17360.05
  1991/07/31      23508.27                    18169.03
  1991/08/31      24423.12                    18599.64
  1991/09/30      23867.26                    18289.03
  1991/10/31      23832.52                    18534.10
  1991/11/30      22419.71                    17787.17
  1991/12/31      24982.85                    19822.03
  1992/01/31      25703.15                    19453.34
  1992/02/29      26865.73                    19706.23
  1992/03/31      25968.52                    19321.96
  1992/04/30      26676.18                    19890.02
  1992/05/31      27055.28                    19987.49
  1992/06/30      26436.08                    19689.67
  1992/07/31      27345.93                    20494.98
  1992/08/31      26587.72                    20074.83
  1992/09/30      26663.54                    20311.72
  1992/10/31      26714.09                    20382.81
  1992/11/30      28003.04                    21077.86
  1992/12/31      28736.79                    21337.12
  1993/01/31      29612.91                    21516.35
  1993/02/28      29693.79                    21808.97
  1993/03/31      30799.05                    22269.14
  1993/04/30      30852.96                    21730.23
  1993/05/31      31715.61                    22312.60
  1993/06/30      31836.92                    22377.30
  1993/07/31      32052.58                    22287.80
  1993/08/31      33036.53                    23132.50
  1993/09/30      33157.84                    22954.38
  1993/10/31      34222.66                    23429.54
  1993/11/30      34060.92                    23206.96
  1993/12/31      35108.69                    23487.76
  1994/01/31      37051.41                    24286.35
  1994/02/28      36492.36                    23628.19
  1994/03/31      34940.98                    22598.00
  1994/04/30      35863.42                    22887.25
  1994/05/31      36059.09                    23262.60
  1994/06/30      35080.74                    22692.67
  1994/07/31      36073.06                    23436.99
  1994/08/31      37596.49                    24397.90
  1994/09/30      36464.40                    23800.16
  1994/10/31      37205.15                    24335.66
  1994/11/30      36017.16                    23449.35
  1994/12/31      36111.72                    23797.11
  1995/01/31      36392.92                    24414.17
  1995/02/28      37502.91                    25365.59
  1995/03/31      38464.90                    26114.13
  1995/04/30      39767.29                    26883.19
  1995/05/31      41424.88                    27957.71
  1995/06/30      42830.87                    28607.17
  1995/07/31      44251.66                    29555.78
  1995/08/31      44562.46                    29629.96
  1995/09/30      45406.05                    30880.35
  1995/10/31      45716.85                    30770.11
  1995/11/30      46826.84                    32120.91
  1995/12/31      48042.15                    32739.56
  1996/01/31      48801.35                    33854.02
  1996/02/29      48664.69                    34167.84
  1996/03/31      48588.77                    34496.88
  1996/04/30      49393.52                    35005.36
  1996/05/31      50395.66                    35908.15
  1996/06/30      50668.98                    36044.96
  1996/07/31      49241.68                    34452.50
  1996/08/31      49636.47                    35179.10
  1996/09/30      51974.80                    37158.98
  1996/10/31      53766.51                    38183.82
  1996/11/30      57987.66                    41070.14
  1996/12/31      56560.62                    40256.54
  1997/01/31      59348.59                    42771.77
  1997/02/28      59845.30                    43107.10
  1997/03/31      56881.08                    41335.83
  1997/04/30      59412.68                    43803.58
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on November 18, 1987, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have been $59,413 - a 494.13% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,804 - a 338.04% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George A. Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six months that ended April 30, 1997, the fund's Class A, Class T and Class B shares returned 10.65%, 10.56% and 10.50%, respectively. The Standard & Poor's 500 Index had a six-month return of 14.72%, while the growth funds average - as tracked by Lipper Analytical Services - returned 7.15% over the same period. For the 12 months that ended April 30, 1997, the fund's Class A, Class T and Class B shares returned 20.37%, 20.35% and 20.28%, respectively. The S&P 500 and peer group had 12-month returns of 25.13% and 12.48%, respectively, as of April 30, 1997.
Q. CAN YOU IDENTIFY WHY THE FUND BEAT THE PEER GROUP YET TRAILED THE S&P
500?
A. The reason the fund beat the Lipper group over the past six months was better stock selection, specifically less exposure to many of the smaller-cap, momentum-type stocks so heavily owned by some growth funds. The fund's underperformance relative to the S&P 500 can be traced primarily to asset allocation. During the period, the fund had an average of approximately 15% of its assets in bonds and around 6% in cash. Over the past six months, this total of 21% of assets appreciated only 0.6%. Conversely, the other 79% in stocks was up 13%, close to the S&P 500 gain of 14.72%.
Q. WHAT STANDS OUT IN THE INVESTING CLIMATE OF THE LAST SIX MONTHS?
A. On December 6, 1996, Federal Reserve Board chairman Greenspan warned that he felt stock market valuations were excessive. The Fed followed up this warning three months later with an increase of one-quarter percentage point to the Fed Funds rate - the rate at which banks make overnight loans to each other. The bond market subsequently declined and stocks went down a greater amount. While the media and the investing public have rebuked the Fed for making the warning and have largely chosen to ignore it - the Dow Jones average is currently above the 6440 level it was at on December 6, 1996 - history tells us we should be paying attention. The two other instances this century when the Fed chairman warned of excessive stock prices were February 6, 1929 and June 1, 1965. Seven months after the February 1929 warning, the Dow Jones peaked at 381 in September and declined 89% over the next three years. Likewise, seven months following the June 1965 warning, the market peaked in January 1966 at 995 and went sideways for 16 years, not decisively breaking over 1000 until the latter part of 1982.
Q. WHAT ARE THE IMPLICATIONS OF THE FED RAISING INTEREST RATES?
A. Rising interest rates are poison to high price/earnings (P/E) multiples, and large-cap consumer growth stocks carry some of the highest P/E ratios in the market today. These stocks have done very well over the past three years, while smaller- to mid-cap stocks have suffered on a relative basis and also on an absolute basis since mid-1996. I have been reallocating assets to these smaller-cap stocks where I think there is better value.
Q. WHAT ARE YOU DOING TO PROTECT THE FUND IN CASE THE MARKET BECOMES MORE DIFFICULT?
A. Bonds comprised around 13% of investments at the end of the period, and they should outperform stocks in the event of a market decline. Furthermore, I've minimized holdings in stocks with high P/E ratios and have tried to focus on growth companies selling at reasonable valuations. In addition, approximately 8% of the portfolio is invested overseas either in international oil stocks, growth stocks such as Vodafone or restructurings such as Alcatel and Credit Suisse.
Q. THE ECONOMY HAS STRENGTHENED LATELY AND YOU STILL OWN BONDS. WHY?
A. Bonds were originally purchased as a short-term tactical move to hedge against slowing corporate earnings growth in 1996. Earnings growth did slow as expected in 1996, but the stock market did not correct as it normally has done in the past. With Treasury bond yields at 3 1/2 times the yield on the S&P 500, I consider bonds a good safety cushion in an expensive market, though I reduced the position somewhat in the past six months.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
A. I own the tobacco stocks because they operate a profitable business that has offered above-average returns to shareholders over the long-term. The stocks provide better-than-average earnings growth, lower-than-average P/E's and high yields. Nothing that has occurred this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. In spite of the barrage of litigation over the past 10 years and the occurrence of the "Marlboro Friday" price-cutting incident, Philip Morris has appreciated by 5 1/2 fold over the past decade - versus a fourfold increase in the S&P 500 - and has also paid a higher dividend yield versus the market during this 10-year span.
Q. WHAT'S YOUR OUTLOOK?
A. With the market continuing to advance over the past six months and Fed policy becoming restrictive with interest rates rising, the investing climate has become more precarious. As the period came to a close, some sectors of the market, such as the average NASDAQ stock, were already in a correction. This makes sense because investors typically sell off more volatile holdings when they become anxious and hold on to the large-cap growth stocks with which they are more familiar. Consequently, this is a time to shift expectations downward at least for the near-term. However, whatever the shorter term holds, the fund's shareholders have done well by remaining focused on long-term opportunities and goals. This will continue to be important over the next year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks
START DATE: November 18, 1987
SIZE: as of April 30, 1997,
more than $16.7 billion
MANAGER: George
Vanderheiden, since 1987;
joined Fidelity in 1971
(checkmark)
GEORGE VANDERHEIDEN ON
STEERING THE FUND THROUGH
DIFFICULT MARKET PHASES:
"One of the ways to protect a
portfolio of stocks going into a
difficult market is to
emphasize companies with
reliable and above-average
earnings growth rates whose
stock carries a dividend yield
equal to or better than the
market, and whose stock
valuation is lower than that of
the market. In looking at the
top 10 equity positions in the
fund approximately 80% of
the assets are in growth
companies such as Philip
Morris, Federal National
Mortgage Association, Fleet
Financial, IBM, Federal Home
Loan Mortgage Corporation,
Columbia Healthcare,
Compaq Computer and
Vodafone. This combined group
of companies has an earnings
growth rate of 14%, which is
nearly twice that of the S&P
500. The average dividend
yield of this group of
companies is 2%, similar to
that of the S&P 500. The
average P/E ratio of this
group of stocks - based on
1997 earnings - is 14, while
that of the S&P 500 is 17. I
take much comfort that at
this point in time, these
companies have better
aggregate earnings prospects
than the S&P 500, yet sell for
a lower valuation. In a rising
market, they've got superior
growth going for them and, in
a falling market, they've got
conservative valuation giving
them support."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Philip Morris Companies, Inc.           7.2           6.4

Federal National Mortgage Association   5.0           5.6

International Business Machines Corp.   3.5           3.0

Fleet Financial Group, Inc.             3.1           3.0

Federal Home Loan Mortgage              2.7           2.5
Corporation

General Motors Corp.                    2.6           3.8

Columbia/HCA Healthcare Corp.           2.0           2.3

Royal Dutch Petroleum Co. ADR           1.6           2.3

Vodafone Group PLC sponsored ADR        1.6           1.9

Compaq Computer Corp.                   1.5           3.9

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
              % OF FUND'S   % OF FUND'S
              INVESTMENTS   INVESTMENTS
                            IN THESE MARKET
                            SECTORS
                            6 MONTHS AGO

Finance       16.5          16.8

Technology    14.4          14.0

Nondurables   8.1           7.4

Utilities     6.5           4.9

Energy        6.4           7.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 12.9
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 29.5
Row: 1, Col: 1, Value: 6.5
Row: 1, Col: 2, Value: 15.5
Row: 1, Col: 3, Value: 28.0
Row: 1, Col: 4, Value: 50.0
Stocks 79.5%
Bonds 12.9%
Short-term
investments 7.6%
FOREIGN
INVESTMENTS 8.1%
Stocks 78.0%
Bonds 15.5%
Short-term
investments 6.5%
FOREIGN
INVESTMENTS 8.9%
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.5%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.1%
Boeing Co.   1,744,000 $ 172,002
Gulfstream Aerospace Corp. (a)  285,900  7,290
  179,292
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   2,028,800  88,506
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  117,900  2,093
Newport News Shipbuilding, Inc.   343,600  5,154
  7,247
TOTAL AEROSPACE & DEFENSE   275,045
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 2.6%
Air Products & Chemicals, Inc.   358,300  25,708
du Pont (E.I.) de Nemours & Co.   2,289,000  242,920
Raychem Corp.   1,483,400  95,679
Union Carbide Corp.   1,467,400  73,187
  437,494
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   37,200  846
PACKAGING & CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  2,347,300  63,377
Tupperware Corp.   41,500  1,380
  64,757
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.   826,700  27,488
Champion International Corp.   1,096,500  50,987
International Paper Co.   603,000  25,477
Temple-Inland, Inc.   167,700  9,307
Willamette Industries, Inc.   251,900  16,059
  129,318
TOTAL BASIC INDUSTRIES   632,415
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.8%
Centex Corp.   677,200 $ 24,379
D.R. Horton, Inc.   1,465,180  14,286
Fleetwood Enterprises, Inc. (c)  1,909,652  50,367
Kaufman & Broad Home Corp.   1,865,000  25,877
U.S. Home Corp. (a)  560,100  13,792
  128,701
ENGINEERING - 0.1%
Fluor Corp.   467,100  25,690
TOTAL CONSTRUCTION & REAL ESTATE   154,391
DURABLES - 4.4%
AUTOS, TIRES, & ACCESSORIES - 4.1%
Circuit City Stores, Inc.- CarMax Group  99,700  1,495
Cummins Engine Co., Inc.   713,400  40,040
Dana Corp.   261,400  8,332
Discount Auto Parts, Inc. (a)(c)  947,000  15,389
Federal-Mogul Corp.   801,500  22,141
General Motors Corp.   7,455,339  431,478
Gentex Corp. (a)  187,400  3,373
Goodyear Tire & Rubber Co.   258,300  13,593
Honda Motor Co. Ltd.   969,000  30,051
Magna International, Inc. Class A  1,129,500  59,084
Superior Industries International, Inc.   1,054,700  25,049
Volvo AB Class B  1,464,600  36,863
  686,888
CONSUMER ELECTRONICS - 0.1%
Newell Co.   600,900  21,032
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  1,299,100  13,316
Liz Claiborne, Inc.   259,500  11,742
NIKE, Inc. Class B  252,200  14,186
  39,244
TOTAL DURABLES   747,164
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 6.4%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,354,500 $ 25,058
OIL & GAS - 6.2%
Amerada Hess Corp.   545,300  26,515
Anadarko Petroleum Corp.   79,000  4,335
Atlantic Richfield Co.   871,800  118,674
British Petroleum PLC ADR  1,442,905  198,580
Burlington Resources, Inc.   1,169,100  49,541
Canada Occidental Petroleum Ltd.   748,000  14,746
Chevron Corp.   98,900  6,775
Elf Aquitaine SA sponsored ADR  287,447  13,977
Enron Oil & Gas Co.   148,000  2,756
Exxon Corp.   200,000  11,325
Kerr-McGee Corp.   183,200  11,061
Louisiana Land & Exploration Co.   1,039,900  51,995
Mobil Corp.   98,800  12,844
Noble Affiliates, Inc.   132,300  4,730
Occidental Petroleum Corp.   2,569,200  56,843
Royal Dutch Petroleum Co. ADR  1,535,300  276,738
Santa Fe Energy Resources, Inc. (a)  486,200  6,868
Sun Co., Inc.   877,600  24,024
Tosco Corp.   3,858,000  114,293
Total SA Class B  149,374  12,392
Total SA sponsored ADR  435,352  18,122
Union Pacific Resources Group, Inc.   361,000  9,792
  1,046,926
TOTAL ENERGY   1,071,984
FINANCE - 16.5%
BANKS - 0.5%
BankAmerica Corp.   108,200  12,646
Credit Suisse Group (Reg.)  360,200  40,565
NationsBank Corp.   466,900  28,189
State Street Corp.   75,700  5,961
  87,361
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.2%
Fleet Financial Group, Inc.   8,609,310 $ 525,168
Transamerica Corp.   96,000  8,136
  533,304
FEDERAL SPONSORED CREDIT - 7.7%
Federal Home Loan Mortgage Corporation  14,260,900  454,566
Federal National Mortgage Association  20,487,220  842,537
  1,297,103
INSURANCE - 4.5%
AFLAC, Inc.   508,650  21,872
Allmerica Financial Corp.   726,600  26,158
Allstate Corp.   3,492,382  228,751
American International Group, Inc.   1,064,450  136,782
CIGNA Corp.   62,600  9,413
Equitable of Iowa Companies   424,700  20,757
General Re Corp.   338,500  56,614
Loews Corp.   272,400  25,027
MGIC Investment Corp.   834,600  67,811
PMI Group, Inc.   191,700  9,801
Provident Companies, Inc.   110,900  6,196
Providian Corp.   1,367,200  78,956
Reliastar Financial Corp.   218,200  13,201
Torchmark Corp.   742,600  46,134
Travelers Property Casualty Corp. Class A  172,600  5,825
UNUM Corp.   67,100  5,167
  758,465
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   416,040  27,043
SECURITIES INDUSTRY - 0.4%
United Asset Management Corp.   2,792,600  68,419
TOTAL FINANCE   2,771,695
HEALTH - 5.8%
DRUGS & PHARMACEUTICALS - 2.0%
American Home Products Corp.   59,700  3,955
Amgen, Inc.   1,280,200  75,372
Astra AB Class A Free shares  2,599,000  106,321
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Idexx Laboratories, Inc.   161,200 $ 2,095
Merck & Co., Inc.   99,300  8,987
Novartis AG (Reg.)  24,625  32,443
Schering-Plough Corp.   1,255,000  100,400
  329,573
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Abbott Laboratories  19,800  1,208
Allegiance Corp.   152,440  3,373
Bard (C.R.), Inc.   491,600  15,608
Baxter International, Inc.   165,000  7,899
Biomet, Inc.   1,145,100  17,391
Boston Scientific Corp.   68,800  3,320
Johnson & Johnson  147,800  9,053
St. Jude Medical, Inc. (a)  1,522,000  49,465
  107,317
MEDICAL FACILITIES MANAGEMENT - 3.2%
Columbia/HCA Healthcare Corp.   9,631,963  337,119
Health Management Associates, Inc. Class A (a)  75,700  2,025
Humana, Inc. (a)  2,958,700  64,352
Tenet Healthcare Corp. (a)  3,052,700  79,370
United HealthCare Corp.   1,058,700  51,479
  534,345
TOTAL HEALTH   971,235
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  561,800  20,295
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  90,500  2,014
Alcatel Alsthom Compagnie Generale d'Electricite SA  671,900  74,742
Cherry Corp.:
 Class A (a)(c)  537,300  5,642
 Class B (a)(c)  368,300  4,051
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Emerson Electric Co.   282,200 $ 14,322
General Electric Co.   844,300  93,612
Scientific-Atlanta, Inc.   718,600  11,497
Sensormatic Electronics Corp.   296,600  4,449
Westinghouse Electric Corp.   1,075,300  18,280
  228,609
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   625,900  55,705
Dover Corp.   26,800  1,420
Ultratech Stepper, Inc. (a)  825,600  14,809
  71,934
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   1,547,000  43,896
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   344,439
MEDIA & LEISURE - 2.5%
BROADCASTING - 0.1%
HSN, Inc. (a)  379,905  8,928
TCI Group Class A  917,100  12,667
  21,595
ENTERTAINMENT - 0.5%
Cedar Fair LP (depositary unit)  681,000  27,070
Royal Caribbean Cruises Ltd.   1,976,100  62,988
  90,058
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   1,305,500  95,360
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  1,462,400  35,280
Harrah's Entertainment, Inc.   63,100  1,010
Mirage Resorts, Inc. (a)  1,786,700  35,957
Sun International Hotels Ltd. Ord. (a)  982,800  29,853
  102,100
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  361,900 $ 4,207
McDonald's Corp.   1,822,200  97,716
Papa John's International, Inc. (a)  190,800  4,913
  106,836
TOTAL MEDIA & LEISURE   415,949
NONDURABLES - 8.1%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   253,000  6,199
TOBACCO - 8.1%
Philip Morris Companies, Inc.   30,879,300  1,215,872
RJR Nabisco Holdings Corp.   4,690,760  139,550
UST, Inc.   266,100  6,952
  1,362,374
TOTAL NONDURABLES   1,368,573
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   224,200  4,982
Santa Fe Pacific Gold Corp.   385,772  5,690
  10,672
RETAIL & WHOLESALE - 5.4%
APPAREL STORES - 0.2%
TJX Companies, Inc.   663,400  31,346
DRUG STORES - 0.1%
CVS Corp.   179,500  8,908
GENERAL MERCHANDISE STORES - 1.6%
Federated Department Stores, Inc. (a)  929,713  31,610
Wal-Mart Stores, Inc.   8,538,200  241,204
  272,814
GROCERY STORES - 0.2%
Safeway, Inc. (a)  721,800  32,210
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 3.3%
Circuit City Stores, Inc.- Circuit City Group 4,483,500 $ 177,659 Corporate Express, Inc. (a) 879,600 8,796
Home Depot, Inc. (The)  2,483,100  144,020
Lowe's Companies, Inc.   2,754,000  104,652
Officemax, Inc. (a)  2,104,225  26,040
Office Depot, Inc. (a)  315,700  4,420
Rex Stores Corp. (a)  344,500  3,488
Staples, Inc. (a)  553,600  9,965
Toys "R" Us, Inc. (a)  1,738,300  49,541
U.S. Office Products Co. (a)  738,200  18,824
Viking Office Products, Inc. (a)  996,500  13,577
  560,982
TOTAL RETAIL & WHOLESALE   906,260
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   153,100  8,669
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  70,100  2,033
TOTAL SERVICES   10,702
TECHNOLOGY - 14.4%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  369,500  19,122
Nokia Corp. AB sponsored ADR  153,300  9,907
  29,029
COMPUTER SERVICES & SOFTWARE - 2.0%
American Management Systems, Inc. (a)  118,200  2,925
Automatic Data Processing, Inc.   951,200  43,042
CUC International, Inc. (a)  240,800  5,087
Ceridian Corp. (a)  703,000  23,463
CompUSA, Inc. (a)  475,000  9,144
Electronic Data Systems Corp.  1,491,600  49,782
First Data Corp.   1,427,500  49,249
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Microsoft Corp. (a)  521,400 $ 63,350
Netscape Communications Corp. (a)  143,300  3,878
Oracle Systems Corp. (a)  651,750  25,907
Paychex, Inc.   562,000  26,309
Policy Management Systems Corp. (a)  903,000  39,281
  341,417
COMPUTERS & OFFICE EQUIPMENT - 6.5%
Bay Networks, Inc. (a)  2,004,600  35,582
Compaq Computer Corp. (a)  2,960,400  252,744
Hewlett-Packard Co.   1,159,300  60,863
Ingram Micro, Inc. Class A (a)  129,400  2,944
International Business Machines Corp.   3,642,200  585,484
SCI Systems, Inc. (a)(c)  1,650,900  101,943
Seagate Technology (a)  467,800  21,460
Tech Data Corp. (a)  922,700  22,606
Wang Laboratories, Inc. (warrants)  84  -
  1,083,626
ELECTRONIC INSTRUMENTS - 1.7%
Applied Materials, Inc. (a)  1,117,300  61,312
Cognex Corp. (a)  372,600  9,175
KLA Instruments Corp. (a)  222,100  9,883
Lam Research Corp. (a)(c)  2,110,500  61,205
Novellus Systems, Inc. (a)(c)  869,700  50,225
Quad Systems Corp. (a)(c)  300,100  3,001
Teradyne, Inc. (a)  908,300  29,747
Thermo Electron Corp. (a)  818,500  28,238
Varian Associates, Inc.   571,200  27,489
  280,275
ELECTRONICS - 4.0%
AMP, Inc.   2,662,700  95,524
Atmel Corp. (a)  323,900  8,057
Intel Corp.   1,624,300  248,721
Methode Electronics, Inc. Class A  614,400  8,678
Microchip Technology, Inc. (a)  140,350  4,386
Molex, Inc.   409,625  11,879
Solectron Corp. (a)(c)  3,625,900  208,036
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Storage Technology Corp. (a)  392,900 $ 13,801
Texas Instruments, Inc.   808,100  72,123
Thomas & Betts Corp.   84,100  3,816
  675,021
TOTAL TECHNOLOGY   2,409,368
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.3%
Continental Airlines, Inc. Class B (a)  217,300  6,899
Delta Air Lines, Inc.   263,400  24,266
Northwest Airlines Corp. Class A (a)  329,500  12,851
  44,016
RAILROADS - 0.4%
Bombardier, Inc. Class B  571,800  11,580
Burlington Northern Santa Fe Corp.   329,700  25,964
CSX Corp.   742,600  34,624
  72,168
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  610,000  10,370
Stolt-Nielsen SA  282,700  4,629
  14,999
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   170,200  2,979
Yellow Corp. (a)  518,700  9,985
  12,964
TOTAL TRANSPORTATION   144,147
UTILITIES - 6.5%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  3,810,300  97,163
360 Degrees Communications Co. (a)  207,400  3,604
Vodafone Group PLC sponsored ADR  5,917,500  261,849
  362,616
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   53,800 $ 2,179
Entergy Corp.   1,013,800  23,698
  25,877
GAS - 0.2%
Enron Corp.   1,119,600  42,125
TELEPHONE SERVICES - 3.9%
AT&T Corp.   1,187,300  39,775
Ameritech Corp.   923,700  56,461
Bell Atlantic Corp.   539,200  36,531
BellSouth Corp.   1,422,500  63,301
Deutsche Telekom AG  442,800  9,577
MCI Communications Corp.   4,148,000  158,143
NYNEX Corp.   1,669,800  86,412
SBC Communications, Inc.   1,470,000  81,585
Sprint Corp.   2,573,800  112,925
WorldCom, Inc. (a)  412,100  9,890
  654,600
TOTAL UTILITIES   1,085,218
TOTAL COMMON STOCKS
(Cost $9,798,306)   13,339,552
U.S. TREASURY OBLIGATIONS - 12.9%
  PRINCIPAL
  AMOUNT (000S)
stripped principal:
 0%, 2/15/19 $ 392,000  83,735
 0%, 8/15/19  420,000  86,688
 0% 8/15/20  1,211,300  232,400
 0% 8/15/21  212,000  38,024
6 1/4%, 8/15/23  240,750  218,067
8 1/8%, 8/15/19  1,229,000  1,375,140
7 5/8%, 11/15/22  125,000  133,379
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,181,414)   2,167,433
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
  (000S)

Taxable Central Cash Fund (b)
 (Cost $1,267,780)  1,267,779,907 $ 1,267,780
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $13,247,500)  $ 16,774,765
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 9 of Notes to Financial Statements). INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $13,250,557,000. Net unrealized appreciation aggregated $3,524,208,000, of which $3,795,843,000 related to appreciated investment securities and $271,635,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $13,247,500) -                                 $ 16,774,765
See accompanying schedule

Receivable for investments sold                                                          38,142

Receivable for fund shares sold                                                          27,760

Dividends receivable                                                                     14,901

Interest receivable                                                                      33,541

Other receivables                                                                        57

Prepaid expenses                                                                         27

 TOTAL ASSETS                                                                            16,889,193

LIABILITIES

Payable for investments purchased                                            $ 65,236

Payable for fund shares redeemed                                              23,897

Accrued management fee                                                        6,453

Distribution fees payable                                                     6,597

Other payables and accrued expenses                                           2,962

 TOTAL LIABILITIES                                                                       105,145

NET ASSETS                                                                              $ 16,784,048

Net Assets consist of:

Paid in capital                                                                         $ 12,709,339

Undistributed net investment income                                                      75,399

Accumulated undistributed net realized gain (loss) on                                    472,115
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            3,527,195
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                              $ 16,784,048


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                               $36.92
CLASS A:
NET ASSET VALUE and redemption price per share
 ($52,928 (divided by) 1,433.75 shares)

Maximum offering price per share (100/94.75 of $36.92)                              $38.97

CLASS T:                                                                            $37.10
NET ASSET VALUE and redemption price per share
 ($16,369,762 (divided by) 441,191 shares)

Maximum offering price per share (100/96.50 of $37.10)                              $38.45

CLASS B:                                                                            $37.08
NET ASSET VALUE and offering price per share
 ($70,791 (divided by) 1,909 shares)  A

INSTITUTIONAL CLASS:                                                                $37.09
NET ASSET VALUE, offering price and redemption price
 per share ($290,567 (divided by) 7,834 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 109,627
Dividends (including $172 received from affiliated
issuers)

Interest                                                                        108,352

 TOTAL INCOME                                                                   217,979

EXPENSES

Management fee                                                      $ 48,017
Basic fee

 Performance adjustment                                              (8,115)

Transfer agent fees                                                  14,151

Distribution fees                                                    39,238

Accounting fees and expenses                                         414

Non-interested trustees' compensation                                46

Custodian fees and expenses                                          224

Registration fees                                                    585

Audit                                                                53

Legal                                                                52

Miscellaneous                                                        370

 Total expenses before reductions                                    95,035

 Expense reductions                                                  (815)      94,220

NET INVESTMENT INCOME                                                           123,759

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of            480,873
 $(4,597) on sales of investments in affiliated issuers)

 Foreign currency transactions                                       31         480,904

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                               946,113

 Assets and liabilities in foreign currencies                        (96)       946,017

NET GAIN (LOSS)                                                                 1,426,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 1,550,680
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED            OCTOBER 31,
                                                          APRIL 30, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 123,759        $ 234,195
Net investment income

 Net realized gain (loss)                                  480,904          651,211

 Change in net unrealized appreciation (depreciation)      946,017          1,129,840

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,550,680        2,015,246
FROM OPERATIONS

Distributions to shareholders                              (225,024)        (136,201)
From net investment income

 From net realized gain                                    (596,507)        (132,145)

 TOTAL DISTRIBUTIONS                                       (821,531)        (268,346)

Share transactions - net increase (decrease)               1,479,481        3,065,574

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,208,630        4,812,474

NET ASSETS

 Beginning of period                                       14,575,418       9,762,944

 End of period (including undistributed net investment    $ 16,784,048     $ 14,575,418
income of $75,399 and $193,053, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 35.39       $ 32.86

Income from Investment Operations

 Net investment income                                               .29           .09

 Net realized and unrealized gain (loss)                             3.40          2.44

 Total from investment operations                                    3.69          2.53

Less Distributions

 From net investment income                                          (.72)         -

 From net realized gain                                              (1.44)        -

 Total distributions                                                 (2.16)        -

Net asset value, end of period                                      $ 36.92       $ 35.39

TOTAL RETURN B, C                                                    10.65%        7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 53          $ 10

Ratio of expenses to average net assets                              1.15% A       1.48% A,
                                                                                   F

Ratio of expenses to average net assets after expense reductions     1.14% A, G    1.47% A,
                                                                                   G

Ratio of net investment income to average net assets                 1.62% A       1.74% A

Portfolio turnover                                                   38% A         33%

Average commission rate H                                           $ .0471       $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 35.41     $ 30.89    $ 26.62   $ 25.39   $ 21.14   $ 20.58
beginning of period

Income from Investment
Operations

 Net investment income          .28 D       .61 D      .39       .22       .08       .14

 Net realized and               3.39        4.72       5.31      1.92      5.56      2.04
 unrealized gain
(loss)

 Total from investment          3.67        5.33       5.70      2.14      5.64      2.18
 operations

Less Distributions              (.54)       (.41)      (.27)     (.07)     (.13)     (.09)
From net investment
 income

 From net realized gain         (1.44)      (.40)      (1.16)    (.84)     (1.26)    (1.53)

 Total distributions            (1.98)      (.81)      (1.43)    (.91)     (1.39)    (1.62)

Net asset value, end           $ 37.10     $ 35.41    $ 30.89   $ 26.62   $ 25.39   $ 21.14
of period

TOTAL RETURN B, C               10.56%      17.61%     22.88%    8.71%     28.11%    12.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 16,370    $ 14,315   $ 9,691   $ 4,599   $ 2,055   $ 581
(in millions)

Ratio of expenses to            1.22% A     1.34%      1.59%     1.63%     1.65%     1.60%
average net assets

Ratio of expenses to            1.21% A,    1.34%      1.58%     1.62%     1.64%     1.60%
average net assets              F                     F         F         F
after expense
reductions

Ratio of net investment         1.57% A     1.88%      1.56%     1.12%     .43%      .80%
income to average
net assets

Portfolio turnover              38% A       33%        39%       43%       69%       94%

Average commission             $ .0471     $ .0401
rate G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS
      ENDED
      APRIL 30, 1997 F

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 37.62

Income from Investment Operations

 Net investment income                                               .15

 Net realized and unrealized gain (loss)                             (.69) E

 Total from investment operations                                    (.54)

Net asset value, end of period                                      $ 37.08

TOTAL RETURN B, C                                                    (1.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 71

Ratio of expenses to average net assets                              1.81% A

Ratio of expenses to average net assets after expense reductions     1.79% A,
                                                                     G

Ratio of net investment income to average net assets                 .90% A

Portfolio turnover                                                   38% A

Average commission rate H                                           $ .0471

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO
APRIL 30, 1997.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 35.47      $ 30.97   $ 29.04

Income from Investment Operations

 Net investment income                            .38 D        .77 D     .12

 Net realized and unrealized gain (loss)          3.39         4.74      1.81

 Total from investment operations                 3.77         5.51      1.93

Less Distributions

 From net investment income                       (.71)        (.61)     -

 From net realized gain                           (1.44)       (.40)     -

 Total distributions                              (2.15)       (1.01)    -

Net asset value, end of period                   $ 37.09      $ 35.47   $ 30.97

TOTAL RETURN B, C                                 10.86%       18.25%    6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)          $ 291        $ 250     $ 72

Ratio of expenses to average net assets           .69% A       .85%      .82% A

Ratio of expenses to average net assets after     .68% A, F    .84% F    .81% A,
expense reductions                                                       F

Ratio of net investment income to average net     2.13% A      2.38%     2.33% A
assets

Portfolio turnover                                38% A        33%       39%

Average commission rate G                        $ .0471      $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,166,243,000 and $2,755,721,000, respectively, of which U.S. government and government agency obligations aggregated $241,224,000 and $262,563,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* 75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER
SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 38,000       $ 38,000

CLASS T     39,148,000     39,148,000

CLASS B     52,000         13,000

           $ 39,238,000   $ 39,199,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 905,000     $ 771,000

CLASS T     7,804,000     5,438,000

CLASS B     8,000         0 *

           $ 8,717,000   $ 6,209,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT         % OF
                       AGENT                     AVERAGE
                                                 NET ASSETS

CLASS A                FIIOC *    $ 39,000        .26

CLASS T  * *           FIIOC *     13,903,000     .18

CLASS B                FIIOC *     11,000         .21

INSTITUTIONAL CLASS    FIIOC *     198,000        .15

                                  $ 14,151,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $752,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $696,000 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS A                $ 1,000

CLASS T                 110,000

INSTITUTIONAL CLASS     8,000

                       $ 119,000

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS        YEAR ENDED
                              ENDED APRIL 30,   OCTOBER 31,
                              1997              1996

CLASS A

From net investment income    $ 340,000         $ -

From net realized gain         680,000           -

Total                         $ 1,020,000       $ -

CLASS T

From net investment income    $ 219,398,000     $ 133,926,000

From net realized gain         585,103,000       130,654,000

Total                         $ 804,501,000     $ 264,580,000

INSTITUTIONAL CLASS

From net investment income    $ 5,286,000       $ 2,275,000

From net realized gain         10,724,000        1,491,000

Total                         $ 16,010,000      $ 3,766,000

                              $ 821,531,000     $ 268,346,000

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                          DOLLARS

                                 SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997 A            1996 B        1997 A            1996 B



CLASS A                           1,207             291          $ 44,048          $ 10,073
Shares sold

Reinvestment of distributions     28                -             981               -

Shares redeemed                   (89)              (3)           (3,256)           (113)

Net increase (decrease)           1,146             288          $ 41,773          $ 9,960

CLASS T                           62,756            152,105      $ 2,291,833       $ 4,928,926
Shares sold

Reinvestment of distributions     21,029            7,909         753,681           246,836

Shares redeemed                   (46,885)          (69,474)      (1,707,695)       (2,270,466)

Net increase (decrease)           36,900            90,540       $ 1,337,819       $ 2,905,296

CLASS B                           1,926             -            $ 70,247          $ -
Shares sold

Shares redeemed                   (17)              -             (614)             -

Net increase (decrease)           1,909             -            $ 69,633          $ -

INSTITUTIONAL CLASS               3,681             7,960        $ 135,401         $ 256,839
Shares sold

Reinvestment of distributions     346               76            12,380            2,371

Shares redeemed                   (3,250)           (3,302)       (117,525)         (108,892)

Net increase (decrease)           777               4,734        $ 30,256          $ 150,318


A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 18,000

CLASS T                 537,000

CLASS B                 7,000

INSTITUTIONAL CLASS     23,000

                       $ 585,000

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 5,413 $ - $ -
Cherry Corp. Class A   -  -  -  5,642
Cherry Corp. Class B   -  -  -  4,051
Circuit City Stores, Inc. -
 Circuit City Group   -  1,155  172  -
Discount Auto Parts, Inc.   1,693  -  -  15,389
Fleetwood Enterprises, Inc.   3,008  -  -  50,367
Good Guys, Inc.   -  6,371  -  -
Lam Research Corp.   16,964  -  -  61,205
Novellus Systems, Inc.   587  -  -  50,225
Quad Systems Corp.   -  -  -  3,001
Rex Stores Corp.   -  2,541  -  -
SCI Systems, Inc.   4,742  -  -  101,943
Solectron Corp.   14,957  -  -  208,036
TOTALS  $ 41,951 $ 15,480 $ 172 $ 499,859






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
George A. Vanderheiden, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GROWTH OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  30    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997      PAST 6   PAST 1   PAST 5    LIFE OF
                                  MONTHS   YEAR     YEARS     FUND

Advisor Growth Opportunities -    10.86%   20.95%   125.23%   500.82%
 Institutional Class

S&P 500(registered trademark)     14.72%   25.13%   120.23%   338.04%

Growth Funds Average              7.15%    12.48%   94.42%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 18, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 799 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997      PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Advisor Growth Opportunities -    20.95%   17.63%   20.88%
 Institutional Class

S&P 500                           25.13%   17.10%   16.90%

Growth Funds Average              12.48%   13.87%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             FA Growth Opp -CL I         SP Standard & Poor 500
             00688                       SP001
  1987/11/18      10000.00                    10000.00
  1987/11/30       9420.00                     9489.05
  1987/12/31      10760.00                    10211.16
  1988/01/31      11220.00                    10641.05
  1988/02/29      12490.00                    11136.92
  1988/03/31      12720.00                    10792.79
  1988/04/30      13100.00                    10912.59
  1988/05/31      12980.00                    11007.53
  1988/06/30      14130.00                    11512.78
  1988/07/31      14100.00                    11469.03
  1988/08/31      13620.00                    11079.08
  1988/09/30      14170.00                    11551.05
  1988/10/31      14270.00                    11872.17
  1988/11/30      13810.00                    11702.40
  1988/12/31      14340.64                    11907.19
  1989/01/31      15569.24                    12778.80
  1989/02/28      15272.68                    12460.61
  1989/03/31      15420.96                    12750.94
  1989/04/30      16416.54                    13412.71
  1989/05/31      17518.04                    13955.93
  1989/06/30      16766.06                    13876.38
  1989/07/31      17708.68                    15129.41
  1989/08/31      18365.34                    15425.95
  1989/09/30      18185.29                    15362.70
  1989/10/31      17507.45                    15006.29
  1989/11/30      17623.95                    15312.42
  1989/12/31      17802.80                    15679.92
  1990/01/31      16520.54                    14627.79
  1990/02/28      16921.24                    14816.49
  1990/03/31      17356.29                    15209.13
  1990/04/30      16783.86                    14828.90
  1990/05/31      18787.39                    16274.72
  1990/06/30      18890.43                    16164.05
  1990/07/31      18203.50                    16112.33
  1990/08/31      16199.97                    14655.77
  1990/09/30      14940.61                    13942.04
  1990/10/31      14871.92                    13882.08
  1990/11/30      16451.84                    14778.87
  1990/12/31      17509.61                    15191.20
  1991/01/31      19605.66                    15853.53
  1991/02/28      21365.89                    16987.06
  1991/03/31      21956.49                    17398.15
  1991/04/30      22408.13                    17439.90
  1991/05/31      23635.65                    18193.31
  1991/06/30      21968.07                    17360.05
  1991/07/31      23508.27                    18169.03
  1991/08/31      24423.12                    18599.64
  1991/09/30      23867.26                    18289.03
  1991/10/31      23832.52                    18534.10
  1991/11/30      22419.71                    17787.17
  1991/12/31      24982.85                    19822.03
  1992/01/31      25703.15                    19453.34
  1992/02/29      26865.73                    19706.23
  1992/03/31      25968.52                    19321.96
  1992/04/30      26676.18                    19890.02
  1992/05/31      27055.28                    19987.49
  1992/06/30      26436.08                    19689.67
  1992/07/31      27345.93                    20494.98
  1992/08/31      26587.72                    20074.83
  1992/09/30      26663.54                    20311.72
  1992/10/31      26714.09                    20382.81
  1992/11/30      28003.04                    21077.86
  1992/12/31      28736.79                    21337.12
  1993/01/31      29612.91                    21516.35
  1993/02/28      29693.79                    21808.97
  1993/03/31      30799.05                    22269.14
  1993/04/30      30852.96                    21730.23
  1993/05/31      31715.61                    22312.60
  1993/06/30      31836.92                    22377.30
  1993/07/31      32052.58                    22287.80
  1993/08/31      33036.53                    23132.50
  1993/09/30      33157.84                    22954.38
  1993/10/31      34222.66                    23429.54
  1993/11/30      34060.92                    23206.96
  1993/12/31      35108.69                    23487.76
  1994/01/31      37051.41                    24286.35
  1994/02/28      36492.36                    23628.19
  1994/03/31      34940.98                    22598.00
  1994/04/30      35863.42                    22887.25
  1994/05/31      36059.09                    23262.60
  1994/06/30      35080.74                    22692.67
  1994/07/31      36073.06                    23436.99
  1994/08/31      37596.49                    24397.90
  1994/09/30      36464.40                    23800.16
  1994/10/31      37205.15                    24335.66
  1994/11/30      36017.16                    23449.35
  1994/12/31      36111.72                    23797.11
  1995/01/31      36392.92                    24414.17
  1995/02/28      37502.91                    25365.59
  1995/03/31      38464.90                    26114.13
  1995/04/30      39767.29                    26883.19
  1995/05/31      41424.88                    27957.71
  1995/06/30      42830.87                    28607.17
  1995/07/31      44296.06                    29555.78
  1995/08/31      44621.66                    29629.96
  1995/09/30      45494.85                    30880.35
  1995/10/31      45835.25                    30770.11
  1995/11/30      46989.64                    32120.91
  1995/12/31      48239.16                    32739.56
  1996/01/31      49018.44                    33854.02
  1996/02/29      48896.20                    34167.84
  1996/03/31      48835.08                    34496.88
  1996/04/30      49675.48                    35005.36
  1996/05/31      50714.53                    35908.15
  1996/06/30      50974.29                    36044.96
  1996/07/31      49568.52                    34452.50
  1996/08/31      49981.08                    35179.10
  1996/09/30      52364.77                    37158.98
  1996/10/31      54198.38                    38183.82
  1996/11/30      58476.80                    41070.14
  1996/12/31      57069.09                    40256.54
  1997/01/31      59903.91                    42771.77
  1997/02/28      60422.28                    43107.10
  1997/03/31      57457.86                    41335.83
  1997/04/30      60082.10                    43803.58
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on November 18, 1987, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $60,082 - a 500.82% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $43,804 - a 338.04% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George A. Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six months that ended April 30, 1997, the fund's Institutional Class shares returned 10.86%. The Standard & Poor's 500 Index had a six-month return of 14.72%, while the growth funds average - as tracked by Lipper Analytical Services - returned 7.15% over the same period. For the 12 months that ended April 30, 1997, the fund's Institutional Class shares returned 20.95%. The S&P 500 and peer group had 12-month returns of 25.13% and 12.48%, respectively, as of April 30, 1997.
Q. CAN YOU IDENTIFY WHY THE FUND BEAT THE PEER GROUP YET TRAILED THE S&P
500?
A. The reason the fund beat the Lipper group over the past six months was better stock selection, specifically less exposure to many of the smaller-cap, momentum-type stocks so heavily owned by some growth funds. The fund's underperformance relative to the S&P 500 can be traced primarily to asset allocation. During the period, the fund had an average of approximately 15% of its assets in bonds and around 6% in cash. Over the past six months, this total of 21% of assets appreciated only 0.6%. Conversely, the other 79% in stocks was up 13%, close to the S&P 500 gain of 14.72%.
Q. WHAT STANDS OUT IN THE INVESTING CLIMATE OF THE LAST SIX MONTHS?
A. On December 6, 1996, Federal Reserve Board chairman Greenspan warned that he felt stock market valuations were excessive. The Fed followed up this warning three months later with an increase of one-quarter percentage point to the Fed Funds rate - the rate at which banks make overnight loans to each other. The bond market subsequently declined and stocks went down a greater amount. While the media and the investing public have rebuked the Fed for making the warning and have largely chosen to ignore it - the Dow Jones average is currently above the 6440 level it was at on December 6, 1996 - history tells us we should be paying attention. The two other instances this century when the Fed chairman warned of excessive stock prices were February 6, 1929 and June 1, 1965. Seven months after the February 1929 warning, the Dow Jones peaked at 381 in September and declined 89% over the next three years. Likewise, seven months following the June 1965 warning, the market peaked in January 1966 at 995 and went sideways for 16 years, not decisively breaking over 1000 until the latter part of 1982.
Q. WHAT ARE THE IMPLICATIONS OF THE FED RAISING INTEREST RATES?
A. Rising interest rates are poison to high price/earnings (P/E) multiples, and large-cap consumer growth stocks carry some of the highest P/E ratios in the market today. These stocks have done very well over the past three years, while smaller- to mid-cap stocks have suffered on a relative basis and also on an absolute basis since mid-1996. I have been reallocating assets to these smaller-cap stocks where I think there is better value.
Q. WHAT ARE YOU DOING TO PROTECT THE FUND IN CASE THE MARKET BECOMES MORE DIFFICULT?
A. Bonds comprised around 13% of investments at the end of the period, and they should outperform stocks in the event of a market decline. Furthermore, I've minimized holdings in stocks with high P/E ratios and have tried to focus on growth companies selling at reasonable valuations. In addition, approximately 8% of the portfolio is invested overseas either in international oil stocks, growth stocks such as Vodafone or restructurings such as Alcatel and Credit Suisse.
Q. THE ECONOMY HAS STRENGTHENED LATELY AND YOU STILL OWN BONDS. WHY?
A. Bonds were originally purchased as a short-term tactical move to hedge against slowing corporate earnings growth in 1996. Earnings growth did slow as expected in 1996, but the stock market did not correct as it normally has done in the past. With Treasury bond yields at 3 1/2 times the yield on the S&P 500, I consider bonds a good safety cushion in an expensive market, though I reduced the position somewhat in the past six months.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
A. I own the tobacco stocks because they operate a profitable business that has offered above-average returns to shareholders over the long-term. The stocks provide better-than-average earnings growth, lower-than-average P/E's and high yields. Nothing that has occurred this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. In spite of the barrage of litigation over the past 10 years and the occurrence of the "Marlboro Friday" price-cutting incident, Philip Morris has appreciated by 5 1/2 fold over the past decade - versus a fourfold increase in the S&P 500 - and has also paid a higher dividend yield versus the market during this 10-year span.
Q. WHAT'S YOUR OUTLOOK?
A. With the market continuing to advance over the past six months and Fed policy becoming restrictive with interest rates rising, the investing climate has become more precarious. As the period came to a close, some sectors of the market, such as the average NASDAQ stock, were already in a correction. This makes sense because investors typically sell off more volatile holdings when they become anxious and hold on to the large-cap growth stocks with which they are more familiar. Consequently, this is a time to shift expectations downward at least for the near-term. However, whatever the shorter term holds, the fund's shareholders have done well by remaining focused on long-term opportunities and goals. This will continue to be important over the next year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks
START DATE: November 18, 1987
SIZE: as of April 30, 1997,
more than $16.7 billion
MANAGER: George
Vanderheiden, since 1987;
joined Fidelity in 1971
(checkmark)
GEORGE VANDERHEIDEN ON
STEERING THE FUND THROUGH
DIFFICULT MARKET PHASES:
"One of the ways to protect a
portfolio of stocks going into a
difficult market is to
emphasize companies with
reliable and above-average
earnings growth rates whose
stock carries a dividend yield
equal to or better than the
market, and whose stock
valuation is lower than that of
the market. In looking at the
top 10 equity positions in the
fund approximately 80% of
the assets are in growth
companies such as Philip
Morris, Federal National
Mortgage Association, Fleet
Financial, IBM, Federal Home
Loan Mortgage Corporation,
Columbia Healthcare,
Compaq Computer and
Vodafone. This combined group
of companies has an earnings
growth rate of 14%, which is
nearly twice that of the S&P
500. The average dividend
yield of this group of
companies is 2%, similar to
that of the S&P 500. The
average P/E ratio of this
group of stocks - based on
1997 earnings - is 14, while
that of the S&P 500 is 17. I
take much comfort that at
this point in time, these
companies have better
aggregate earnings prospects
than the S&P 500, yet sell for
a lower valuation. In a rising
market, they've got superior
growth going for them and, in
a falling market, they've got
conservative valuation giving
them support."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Philip Morris Companies, Inc.           7.2           6.4

Federal National Mortgage Association   5.0           5.6

International Business Machines Corp.   3.5           3.0

Fleet Financial Group, Inc.             3.1           3.0

Federal Home Loan Mortgage              2.7           2.5
Corporation

General Motors Corp.                    2.6           3.8

Columbia/HCA Healthcare Corp.           2.0           2.3

Royal Dutch Petroleum Co. ADR           1.6           2.3

Vodafone Group PLC sponsored ADR        1.6           1.9

Compaq Computer Corp.                   1.5           3.9

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
              % OF FUND'S   % OF FUND'S
              INVESTMENTS   INVESTMENTS
                            IN THESE MARKET
                            SECTORS
                            6 MONTHS AGO

Finance       16.5          16.8

Technology    14.4          14.0

Nondurables   8.1           7.4

Utilities     6.5           4.9

Energy        6.4           7.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 7.6
Row: 1, Col: 2, Value: 12.9
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 29.5
Row: 1, Col: 1, Value: 6.5
Row: 1, Col: 2, Value: 15.5
Row: 1, Col: 3, Value: 28.0
Row: 1, Col: 4, Value: 50.0
Stocks 79.5%
Bonds 12.9%
Short-term
investments 7.6%
FOREIGN
INVESTMENTS 8.1%
Stocks 78.0%
Bonds 15.5%
Short-term
investments 6.5%
FOREIGN
INVESTMENTS 8.9%
*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.5%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.1%
Boeing Co.   1,744,000 $ 172,002
Gulfstream Aerospace Corp. (a)  285,900  7,290
  179,292
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   2,028,800  88,506
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)  117,900  2,093
Newport News Shipbuilding, Inc.   343,600  5,154
  7,247
TOTAL AEROSPACE & DEFENSE   275,045
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 2.6%
Air Products & Chemicals, Inc.   358,300  25,708
du Pont (E.I.) de Nemours & Co.   2,289,000  242,920
Raychem Corp.   1,483,400  95,679
Union Carbide Corp.   1,467,400  73,187
  437,494
IRON & STEEL - 0.0%
Inland Steel Industries, Inc.   37,200  846
PACKAGING & CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  2,347,300  63,377
Tupperware Corp.   41,500  1,380
  64,757
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.   826,700  27,488
Champion International Corp.   1,096,500  50,987
International Paper Co.   603,000  25,477
Temple-Inland, Inc.   167,700  9,307
Willamette Industries, Inc.   251,900  16,059
  129,318
TOTAL BASIC INDUSTRIES   632,415
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.8%
Centex Corp.   677,200 $ 24,379
D.R. Horton, Inc.   1,465,180  14,286
Fleetwood Enterprises, Inc. (c)  1,909,652  50,367
Kaufman & Broad Home Corp.   1,865,000  25,877
U.S. Home Corp. (a)  560,100  13,792
  128,701
ENGINEERING - 0.1%
Fluor Corp.   467,100  25,690
TOTAL CONSTRUCTION & REAL ESTATE   154,391
DURABLES - 4.4%
AUTOS, TIRES, & ACCESSORIES - 4.1%
Circuit City Stores, Inc.- CarMax Group  99,700  1,495
Cummins Engine Co., Inc.   713,400  40,040
Dana Corp.   261,400  8,332
Discount Auto Parts, Inc. (a)(c)  947,000  15,389
Federal-Mogul Corp.   801,500  22,141
General Motors Corp.   7,455,339  431,478
Gentex Corp. (a)  187,400  3,373
Goodyear Tire & Rubber Co.   258,300  13,593
Honda Motor Co. Ltd.   969,000  30,051
Magna International, Inc. Class A  1,129,500  59,084
Superior Industries International, Inc.   1,054,700  25,049
Volvo AB Class B  1,464,600  36,863
  686,888
CONSUMER ELECTRONICS - 0.1%
Newell Co.   600,900  21,032
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  1,299,100  13,316
Liz Claiborne, Inc.   259,500  11,742
NIKE, Inc. Class B  252,200  14,186
  39,244
TOTAL DURABLES   747,164
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 6.4%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   1,354,500 $ 25,058
OIL & GAS - 6.2%
Amerada Hess Corp.   545,300  26,515
Anadarko Petroleum Corp.   79,000  4,335
Atlantic Richfield Co.   871,800  118,674
British Petroleum PLC ADR  1,442,905  198,580
Burlington Resources, Inc.   1,169,100  49,541
Canada Occidental Petroleum Ltd.   748,000  14,746
Chevron Corp.   98,900  6,775
Elf Aquitaine SA sponsored ADR  287,447  13,977
Enron Oil & Gas Co.   148,000  2,756
Exxon Corp.   200,000  11,325
Kerr-McGee Corp.   183,200  11,061
Louisiana Land & Exploration Co.   1,039,900  51,995
Mobil Corp.   98,800  12,844
Noble Affiliates, Inc.   132,300  4,730
Occidental Petroleum Corp.   2,569,200  56,843
Royal Dutch Petroleum Co. ADR  1,535,300  276,738
Santa Fe Energy Resources, Inc. (a)  486,200  6,868
Sun Co., Inc.   877,600  24,024
Tosco Corp.   3,858,000  114,293
Total SA Class B  149,374  12,392
Total SA sponsored ADR  435,352  18,122
Union Pacific Resources Group, Inc.   361,000  9,792
  1,046,926
TOTAL ENERGY   1,071,984
FINANCE - 16.5%
BANKS - 0.5%
BankAmerica Corp.   108,200  12,646
Credit Suisse Group (Reg.)  360,200  40,565
NationsBank Corp.   466,900  28,189
State Street Corp.   75,700  5,961
  87,361
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 3.2%
Fleet Financial Group, Inc.   8,609,310 $ 525,168
Transamerica Corp.   96,000  8,136
  533,304
FEDERAL SPONSORED CREDIT - 7.7%
Federal Home Loan Mortgage Corporation  14,260,900  454,566
Federal National Mortgage Association  20,487,220  842,537
  1,297,103
INSURANCE - 4.5%
AFLAC, Inc.   508,650  21,872
Allmerica Financial Corp.   726,600  26,158
Allstate Corp.   3,492,382  228,751
American International Group, Inc.   1,064,450  136,782
CIGNA Corp.   62,600  9,413
Equitable of Iowa Companies   424,700  20,757
General Re Corp.   338,500  56,614
Loews Corp.   272,400  25,027
MGIC Investment Corp.   834,600  67,811
PMI Group, Inc.   191,700  9,801
Provident Companies, Inc.   110,900  6,196
Providian Corp.   1,367,200  78,956
Reliastar Financial Corp.   218,200  13,201
Torchmark Corp.   742,600  46,134
Travelers Property Casualty Corp. Class A  172,600  5,825
UNUM Corp.   67,100  5,167
  758,465
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   416,040  27,043
SECURITIES INDUSTRY - 0.4%
United Asset Management Corp.   2,792,600  68,419
TOTAL FINANCE   2,771,695
HEALTH - 5.8%
DRUGS & PHARMACEUTICALS - 2.0%
American Home Products Corp.   59,700  3,955
Amgen, Inc.   1,280,200  75,372
Astra AB Class A Free shares  2,599,000  106,321
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Idexx Laboratories, Inc.   161,200 $ 2,095
Merck & Co., Inc.   99,300  8,987
Novartis AG (Reg.)  24,625  32,443
Schering-Plough Corp.   1,255,000  100,400
  329,573
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Abbott Laboratories  19,800  1,208
Allegiance Corp.   152,440  3,373
Bard (C.R.), Inc.   491,600  15,608
Baxter International, Inc.   165,000  7,899
Biomet, Inc.   1,145,100  17,391
Boston Scientific Corp.   68,800  3,320
Johnson & Johnson  147,800  9,053
St. Jude Medical, Inc. (a)  1,522,000  49,465
  107,317
MEDICAL FACILITIES MANAGEMENT - 3.2%
Columbia/HCA Healthcare Corp.   9,631,963  337,119
Health Management Associates, Inc. Class A (a)  75,700  2,025
Humana, Inc. (a)  2,958,700  64,352
Tenet Healthcare Corp. (a)  3,052,700  79,370
United HealthCare Corp.   1,058,700  51,479
  534,345
TOTAL HEALTH   971,235
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  561,800  20,295
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  90,500  2,014
Alcatel Alsthom Compagnie Generale d'Electricite SA  671,900  74,742
Cherry Corp.:
 Class A (a)(c)  537,300  5,642
 Class B (a)(c)  368,300  4,051
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Emerson Electric Co.   282,200 $ 14,322
General Electric Co.   844,300  93,612
Scientific-Atlanta, Inc.   718,600  11,497
Sensormatic Electronics Corp.   296,600  4,449
Westinghouse Electric Corp.   1,075,300  18,280
  228,609
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   625,900  55,705
Dover Corp.   26,800  1,420
Ultratech Stepper, Inc. (a)  825,600  14,809
  71,934
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   1,547,000  43,896
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   344,439
MEDIA & LEISURE - 2.5%
BROADCASTING - 0.1%
HSN, Inc. (a)  379,905  8,928
TCI Group Class A  917,100  12,667
  21,595
ENTERTAINMENT - 0.5%
Cedar Fair LP (depositary unit)  681,000  27,070
Royal Caribbean Cruises Ltd.   1,976,100  62,988
  90,058
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   1,305,500  95,360
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  1,462,400  35,280
Harrah's Entertainment, Inc.   63,100  1,010
Mirage Resorts, Inc. (a)  1,786,700  35,957
Sun International Hotels Ltd. Ord. (a)  982,800  29,853
  102,100
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  361,900 $ 4,207
McDonald's Corp.   1,822,200  97,716
Papa John's International, Inc. (a)  190,800  4,913
  106,836
TOTAL MEDIA & LEISURE   415,949
NONDURABLES - 8.1%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   253,000  6,199
TOBACCO - 8.1%
Philip Morris Companies, Inc.   30,879,300  1,215,872
RJR Nabisco Holdings Corp.   4,690,760  139,550
UST, Inc.   266,100  6,952
  1,362,374
TOTAL NONDURABLES   1,368,573
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   224,200  4,982
Santa Fe Pacific Gold Corp.   385,772  5,690
  10,672
RETAIL & WHOLESALE - 5.4%
APPAREL STORES - 0.2%
TJX Companies, Inc.   663,400  31,346
DRUG STORES - 0.1%
CVS Corp.   179,500  8,908
GENERAL MERCHANDISE STORES - 1.6%
Federated Department Stores, Inc. (a)  929,713  31,610
Wal-Mart Stores, Inc.   8,538,200  241,204
  272,814
GROCERY STORES - 0.2%
Safeway, Inc. (a)  721,800  32,210
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 3.3%
Circuit City Stores, Inc.- Circuit City Group 4,483,500 $ 177,659 Corporate Express, Inc. (a) 879,600 8,796
Home Depot, Inc. (The)  2,483,100  144,020
Lowe's Companies, Inc.   2,754,000  104,652
Officemax, Inc. (a)  2,104,225  26,040
Office Depot, Inc. (a)  315,700  4,420
Rex Stores Corp. (a)  344,500  3,488
Staples, Inc. (a)  553,600  9,965
Toys "R" Us, Inc. (a)  1,738,300  49,541
U.S. Office Products Co. (a)  738,200  18,824
Viking Office Products, Inc. (a)  996,500  13,577
  560,982
TOTAL RETAIL & WHOLESALE   906,260
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   153,100  8,669
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  70,100  2,033
TOTAL SERVICES   10,702
TECHNOLOGY - 14.4%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  369,500  19,122
Nokia Corp. AB sponsored ADR  153,300  9,907
  29,029
COMPUTER SERVICES & SOFTWARE - 2.0%
American Management Systems, Inc. (a)  118,200  2,925
Automatic Data Processing, Inc.   951,200  43,042
CUC International, Inc. (a)  240,800  5,087
Ceridian Corp. (a)  703,000  23,463
CompUSA, Inc. (a)  475,000  9,144
Electronic Data Systems Corp.  1,491,600  49,782
First Data Corp.   1,427,500  49,249
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Microsoft Corp. (a)  521,400 $ 63,350
Netscape Communications Corp. (a)  143,300  3,878
Oracle Systems Corp. (a)  651,750  25,907
Paychex, Inc.   562,000  26,309
Policy Management Systems Corp. (a)  903,000  39,281
  341,417
COMPUTERS & OFFICE EQUIPMENT - 6.5%
Bay Networks, Inc. (a)  2,004,600  35,582
Compaq Computer Corp. (a)  2,960,400  252,744
Hewlett-Packard Co.   1,159,300  60,863
Ingram Micro, Inc. Class A (a)  129,400  2,944
International Business Machines Corp.   3,642,200  585,484
SCI Systems, Inc. (a)(c)  1,650,900  101,943
Seagate Technology (a)  467,800  21,460
Tech Data Corp. (a)  922,700  22,606
Wang Laboratories, Inc. (warrants)  84  -
  1,083,626
ELECTRONIC INSTRUMENTS - 1.7%
Applied Materials, Inc. (a)  1,117,300  61,312
Cognex Corp. (a)  372,600  9,175
KLA Instruments Corp. (a)  222,100  9,883
Lam Research Corp. (a)(c)  2,110,500  61,205
Novellus Systems, Inc. (a)(c)  869,700  50,225
Quad Systems Corp. (a)(c)  300,100  3,001
Teradyne, Inc. (a)  908,300  29,747
Thermo Electron Corp. (a)  818,500  28,238
Varian Associates, Inc.   571,200  27,489
  280,275
ELECTRONICS - 4.0%
AMP, Inc.   2,662,700  95,524
Atmel Corp. (a)  323,900  8,057
Intel Corp.   1,624,300  248,721
Methode Electronics, Inc. Class A  614,400  8,678
Microchip Technology, Inc. (a)  140,350  4,386
Molex, Inc.   409,625  11,879
Solectron Corp. (a)(c)  3,625,900  208,036
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Storage Technology Corp. (a)  392,900 $ 13,801
Texas Instruments, Inc.   808,100  72,123
Thomas & Betts Corp.   84,100  3,816
  675,021
TOTAL TECHNOLOGY   2,409,368
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.3%
Continental Airlines, Inc. Class B (a)  217,300  6,899
Delta Air Lines, Inc.   263,400  24,266
Northwest Airlines Corp. Class A (a)  329,500  12,851
  44,016
RAILROADS - 0.4%
Bombardier, Inc. Class B  571,800  11,580
Burlington Northern Santa Fe Corp.   329,700  25,964
CSX Corp.   742,600  34,624
  72,168
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  610,000  10,370
Stolt-Nielsen SA  282,700  4,629
  14,999
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   170,200  2,979
Yellow Corp. (a)  518,700  9,985
  12,964
TOTAL TRANSPORTATION   144,147
UTILITIES - 6.5%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)  3,810,300  97,163
360 Degrees Communications Co. (a)  207,400  3,604
Vodafone Group PLC sponsored ADR  5,917,500  261,849
  362,616
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   53,800 $ 2,179
Entergy Corp.   1,013,800  23,698
  25,877
GAS - 0.2%
Enron Corp.   1,119,600  42,125
TELEPHONE SERVICES - 3.9%
AT&T Corp.   1,187,300  39,775
Ameritech Corp.   923,700  56,461
Bell Atlantic Corp.   539,200  36,531
BellSouth Corp.   1,422,500  63,301
Deutsche Telekom AG  442,800  9,577
MCI Communications Corp.   4,148,000  158,143
NYNEX Corp.   1,669,800  86,412
SBC Communications, Inc.   1,470,000  81,585
Sprint Corp.   2,573,800  112,925
WorldCom, Inc. (a)  412,100  9,890
  654,600
TOTAL UTILITIES   1,085,218
TOTAL COMMON STOCKS
(Cost $9,798,306)   13,339,552
U.S. TREASURY OBLIGATIONS - 12.9%
  PRINCIPAL
  AMOUNT (000S)
stripped principal:
 0%, 2/15/19 $ 392,000  83,735
 0%, 8/15/19  420,000  86,688
 0% 8/15/20  1,211,300  232,400
 0% 8/15/21  212,000  38,024
6 1/4%, 8/15/23  240,750  218,067
8 1/8%, 8/15/19  1,229,000  1,375,140
7 5/8%, 11/15/22  125,000  133,379
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,181,414)   2,167,433
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
  (000S)

Taxable Central Cash Fund (b)
 (Cost $1,267,780)  1,267,779,907 $ 1,267,780
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $13,247,500)  $ 16,774,765
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 9 of Notes to Financial Statements). INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $13,250,557,000. Net unrealized appreciation aggregated $3,524,208,000, of which $3,795,843,000 related to appreciated investment securities and $271,635,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $13,247,500) -                                 $ 16,774,765
See accompanying schedule

Receivable for investments sold                                                          38,142

Receivable for fund shares sold                                                          27,760

Dividends receivable                                                                     14,901

Interest receivable                                                                      33,541

Other receivables                                                                        57

Prepaid expenses                                                                         27

 TOTAL ASSETS                                                                            16,889,193

LIABILITIES

Payable for investments purchased                                            $ 65,236

Payable for fund shares redeemed                                              23,897

Accrued management fee                                                        6,453

Distribution fees payable                                                     6,597

Other payables and accrued expenses                                           2,962

 TOTAL LIABILITIES                                                                       105,145

NET ASSETS                                                                              $ 16,784,048

Net Assets consist of:

Paid in capital                                                                         $ 12,709,339

Undistributed net investment income                                                      75,399

Accumulated undistributed net realized gain (loss) on                                    472,115
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            3,527,195
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                              $ 16,784,048


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                               $36.92
CLASS A:
NET ASSET VALUE and redemption price per share
 ($52,928 (divided by) 1,433.75 shares)

Maximum offering price per share (100/94.75 of $36.92)                              $38.97

CLASS T:                                                                            $37.10
NET ASSET VALUE and redemption price per share
 ($16,369,762 (divided by) 441,191 shares)

Maximum offering price per share (100/96.50 of $37.10)                              $38.45

CLASS B:                                                                            $37.08
NET ASSET VALUE and offering price per share
 ($70,791 (divided by) 1,909 shares)  A

INSTITUTIONAL CLASS:                                                                $37.09
NET ASSET VALUE, offering price and redemption price
 per share ($290,567 (divided by) 7,834 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 109,627
Dividends (including $172 received from affiliated
issuers)

Interest                                                                        108,352

 TOTAL INCOME                                                                   217,979

EXPENSES

Management fee                                                      $ 48,017
Basic fee

 Performance adjustment                                              (8,115)

Transfer agent fees                                                  14,151

Distribution fees                                                    39,238

Accounting fees and expenses                                         414

Non-interested trustees' compensation                                46

Custodian fees and expenses                                          224

Registration fees                                                    585

Audit                                                                53

Legal                                                                52

Miscellaneous                                                        370

 Total expenses before reductions                                    95,035

 Expense reductions                                                  (815)      94,220

NET INVESTMENT INCOME                                                           123,759

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of            480,873
 $(4,597) on sales of investments in affiliated issuers)

 Foreign currency transactions                                       31         480,904

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                               946,113

 Assets and liabilities in foreign currencies                        (96)       946,017

NET GAIN (LOSS)                                                                 1,426,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 1,550,680
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED            OCTOBER 31,
                                                          APRIL 30, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 123,759        $ 234,195
Net investment income

 Net realized gain (loss)                                  480,904          651,211

 Change in net unrealized appreciation (depreciation)      946,017          1,129,840

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,550,680        2,015,246
FROM OPERATIONS

Distributions to shareholders                              (225,024)        (136,201)
From net investment income

 From net realized gain                                    (596,507)        (132,145)

 TOTAL DISTRIBUTIONS                                       (821,531)        (268,346)

Share transactions - net increase (decrease)               1,479,481        3,065,574

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,208,630        4,812,474

NET ASSETS

 Beginning of period                                       14,575,418       9,762,944

 End of period (including undistributed net investment    $ 16,784,048     $ 14,575,418
income of $75,399 and $193,053, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS       YEAR ENDED
      ENDED            OCTOBER 31,
      APRIL 30, 1997

      (UNAUDITED)      1996 E


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 35.39       $ 32.86

Income from Investment Operations

 Net investment income                                               .29           .09

 Net realized and unrealized gain (loss)                             3.40          2.44

 Total from investment operations                                    3.69          2.53

Less Distributions

 From net investment income                                          (.72)         -

 From net realized gain                                              (1.44)        -

 Total distributions                                                 (2.16)        -

Net asset value, end of period                                      $ 36.92       $ 35.39

TOTAL RETURN B, C                                                    10.65%        7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 53          $ 10

Ratio of expenses to average net assets                              1.15% A       1.48% A,
                                                                                   F

Ratio of expenses to average net assets after expense reductions     1.14% A, G    1.47% A,
                                                                                   G

Ratio of net investment income to average net assets                 1.62% A       1.74% A

Portfolio turnover                                                   38% A         33%

Average commission rate H                                           $ .0471       $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995   1994 E   1993   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 35.41     $ 30.89    $ 26.62   $ 25.39   $ 21.14   $ 20.58
beginning of period

Income from Investment
Operations

 Net investment income          .28 D       .61 D      .39       .22       .08       .14

 Net realized and               3.39        4.72       5.31      1.92      5.56      2.04
 unrealized gain
(loss)

 Total from investment          3.67        5.33       5.70      2.14      5.64      2.18
 operations

Less Distributions              (.54)       (.41)      (.27)     (.07)     (.13)     (.09)
From net investment
 income

 From net realized gain         (1.44)      (.40)      (1.16)    (.84)     (1.26)    (1.53)

 Total distributions            (1.98)      (.81)      (1.43)    (.91)     (1.39)    (1.62)

Net asset value, end           $ 37.10     $ 35.41    $ 30.89   $ 26.62   $ 25.39   $ 21.14
of period

TOTAL RETURN B, C               10.56%      17.61%     22.88%    8.71%     28.11%    12.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 16,370    $ 14,315   $ 9,691   $ 4,599   $ 2,055   $ 581
(in millions)

Ratio of expenses to            1.22% A     1.34%      1.59%     1.63%     1.65%     1.60%
average net assets

Ratio of expenses to            1.21% A,    1.34%      1.58%     1.62%     1.64%     1.60%
average net assets              F                     F         F         F
after expense
reductions

Ratio of net investment         1.57% A     1.88%      1.56%     1.12%     .43%      .80%
income to average
net assets

Portfolio turnover              38% A       33%        39%       43%       69%       94%

Average commission             $ .0471     $ .0401
rate G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B

      SIX MONTHS
      ENDED
      APRIL 30, 1997 F

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 37.62

Income from Investment Operations

 Net investment income                                               .15

 Net realized and unrealized gain (loss)                             (.69) E

 Total from investment operations                                    (.54)

Net asset value, end of period                                      $ 37.08

TOTAL RETURN B, C                                                    (1.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 71

Ratio of expenses to average net assets                              1.81% A

Ratio of expenses to average net assets after expense reductions     1.79% A,
                                                                     G

Ratio of net investment income to average net assets                 .90% A

Portfolio turnover                                                   38% A

Average commission rate H                                           $ .0471

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO
APRIL 30, 1997.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES
MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS       YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30, 1997

      (UNAUDITED)      1996                      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 35.47      $ 30.97   $ 29.04

Income from Investment Operations

 Net investment income                            .38 D        .77 D     .12

 Net realized and unrealized gain (loss)          3.39         4.74      1.81

 Total from investment operations                 3.77         5.51      1.93

Less Distributions

 From net investment income                       (.71)        (.61)     -

 From net realized gain                           (1.44)       (.40)     -

 Total distributions                              (2.15)       (1.01)    -

Net asset value, end of period                   $ 37.09      $ 35.47   $ 30.97

TOTAL RETURN B, C                                 10.86%       18.25%    6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)          $ 291        $ 250     $ 72

Ratio of expenses to average net assets           .69% A       .85%      .82% A

Ratio of expenses to average net assets after     .68% A, F    .84% F    .81% A,
expense reductions                                                       F

Ratio of net investment income to average net     2.13% A      2.38%     2.33% A
assets

Portfolio turnover                                38% A        33%       39%

Average commission rate G                        $ .0471      $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on March 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,166,243,000 and $2,755,721,000, respectively, of which U.S. government and government agency obligations aggregated $241,224,000 and $262,563,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* 75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER
SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO        DEALERS'
           FDC            PORTION

CLASS A    $ 38,000       $ 38,000

CLASS T     39,148,000     39,148,000

CLASS B     52,000         13,000

           $ 39,238,000   $ 39,199,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 905,000     $ 771,000

CLASS T     7,804,000     5,438,000

CLASS B     8,000         0 *

           $ 8,717,000   $ 6,209,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT         % OF
                       AGENT                     AVERAGE
                                                 NET ASSETS

CLASS A                FIIOC *    $ 39,000        .26

CLASS T  * *           FIIOC *     13,903,000     .18

CLASS B                FIIOC *     11,000         .21

INSTITUTIONAL CLASS    FIIOC *     198,000        .15

                                  $ 14,151,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $752,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $696,000 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS A                $ 1,000

CLASS T                 110,000

INSTITUTIONAL CLASS     8,000

                       $ 119,000

6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 17% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS        YEAR ENDED
                              ENDED APRIL 30,   OCTOBER 31,
                              1997              1996

CLASS A

From net investment income    $ 340,000         $ -

From net realized gain         680,000           -

Total                         $ 1,020,000       $ -

CLASS T

From net investment income    $ 219,398,000     $ 133,926,000

From net realized gain         585,103,000       130,654,000

Total                         $ 804,501,000     $ 264,580,000

INSTITUTIONAL CLASS

From net investment income    $ 5,286,000       $ 2,275,000

From net realized gain         10,724,000        1,491,000

Total                         $ 16,010,000      $ 3,766,000

                              $ 821,531,000     $ 268,346,000

8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                          DOLLARS

                                 SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997 A            1996 B        1997 A            1996 B



CLASS A                           1,207             291          $ 44,048          $ 10,073
Shares sold

Reinvestment of distributions     28                -             981               -

Shares redeemed                   (89)              (3)           (3,256)           (113)

Net increase (decrease)           1,146             288          $ 41,773          $ 9,960

CLASS T                           62,756            152,105      $ 2,291,833       $ 4,928,926
Shares sold

Reinvestment of distributions     21,029            7,909         753,681           246,836

Shares redeemed                   (46,885)          (69,474)      (1,707,695)       (2,270,466)

Net increase (decrease)           36,900            90,540       $ 1,337,819       $ 2,905,296

CLASS B                           1,926             -            $ 70,247          $ -
Shares sold

Shares redeemed                   (17)              -             (614)             -

Net increase (decrease)           1,909             -            $ 69,633          $ -

INSTITUTIONAL CLASS               3,681             7,960        $ 135,401         $ 256,839
Shares sold

Reinvestment of distributions     346               76            12,380            2,371

Shares redeemed                   (3,250)           (3,302)       (117,525)         (108,892)

Net increase (decrease)           777               4,734        $ 30,256          $ 150,318


A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO APRIL 30, 1997.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 18,000

CLASS T                 537,000

CLASS B                 7,000

INSTITUTIONAL CLASS     23,000

                       $ 585,000

10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Beazer Homes USA, Inc.  $ - $ 5,413 $ - $ -
Cherry Corp. Class A   -  -  -  5,642
Cherry Corp. Class B   -  -  -  4,051
Circuit City Stores, Inc. -
 Circuit City Group   -  1,155  172  -
Discount Auto Parts, Inc.   1,693  -  -  15,389
Fleetwood Enterprises, Inc.   3,008  -  -  50,367
Good Guys, Inc.   -  6,371  -  -
Lam Research Corp.   16,964  -  -  61,205
Novellus Systems, Inc.   587  -  -  50,225
Quad Systems Corp.   -  -  -  3,001
Rex Stores Corp.   -  2,541  -  -
SCI Systems, Inc.   4,742  -  -  101,943
Solectron Corp.   14,957  -  -  208,036
TOTALS  $ 41,951 $ 15,480 $ 172 $ 499,859


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
George A. Vanderheiden, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH YIELD
FUND - CLASS A, CLASS T, AND CLASS B
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   38    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  46    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR HIGH YIELD FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997            PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTHS   YEAR     YEARS    YEARS

Advisor High Yield - Class A            3.28%    9.42%    75.78%   246.74%

Advisor High Yield - Class A            -1.11%   4.77%    68.31%   232.00%
 (incl. max. 4.25% sales charge)

Merrill Lynch High Yield Master Index   5.07%    11.82%   71.94%   187.12%

High Current Yield Funds Average        4.69%    11.26%   65.89%   144.33%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997            PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor High Yield - Class A            9.42%    11.94%   13.24%

Advisor High Yield - Class A            4.77%    10.97%   12.75%
 (incl. max. 4.25% sales charge)

Merrill Lynch High Yield Master Index   11.82%   11.45%   11.12%

High Current Yield Funds Average        11.26%   10.63%   9.25%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA High Yield -CL A         ML High Yield Master
             00258                       ML002
  1987/04/30       9575.00                    10000.00
  1987/05/31       9472.15                     9954.94
  1987/06/30       9622.97                    10092.55
  1987/07/31       9655.95                    10147.47
  1987/08/31       9751.68                    10249.15
  1987/09/30       9397.26                    10013.33
  1987/10/31       9003.37                     9745.79
  1987/11/30       9331.58                     9992.25
  1987/12/31       9498.71                    10124.94
  1988/01/31       9996.17                    10402.00
  1988/02/29      10316.71                    10684.25
  1988/03/31      10249.77                    10666.58
  1988/04/30      10220.52                    10697.39
  1988/05/31      10253.65                    10753.22
  1988/06/30      10659.53                    10958.82
  1988/07/31      10813.31                    11074.63
  1988/08/31      10760.49                    11111.02
  1988/09/30      10874.42                    11223.01
  1988/10/31      10997.14                    11397.87
  1988/11/30      11029.49                    11440.56
  1988/12/31      11136.75                    11488.97
  1989/01/31      11438.30                    11661.27
  1989/02/28      11518.24                    11739.63
  1989/03/31      11405.87                    11729.19
  1989/04/30      11279.47                    11763.81
  1989/05/31      11564.45                    11980.37
  1989/06/30      11977.28                    12150.11
  1989/07/31      12042.68                    12207.65
  1989/08/31      12164.47                    12267.95
  1989/09/30      11807.49                    12151.16
  1989/10/31      11364.16                    11958.96
  1989/11/30      11397.30                    11985.76
  1989/12/31      11541.60                    11974.92
  1990/01/31      11374.15                    11740.88
  1990/02/28      11313.77                    11569.90
  1990/03/31      11513.07                    11726.30
  1990/04/30      11651.49                    11785.88
  1990/05/31      12042.82                    11998.77
  1990/06/30      12386.54                    12231.23
  1990/07/31      12674.72                    12489.70
  1990/08/31      12363.57                    12011.57
  1990/09/30      12051.00                    11489.17
  1990/10/31      11770.47                    11196.80
  1990/11/30      12137.97                    11291.65
  1990/12/31      12384.26                    11454.36
  1991/01/31      12669.18                    11616.27
  1991/02/28      13396.22                    12478.47
  1991/03/31      13898.78                    13015.00
  1991/04/30      14322.01                    13478.48
  1991/05/31      14474.56                    13544.30
  1991/06/30      14863.16                    13816.76
  1991/07/31      15400.09                    14147.82
  1991/08/31      15599.99                    14445.18
  1991/09/30      15810.64                    14629.17
  1991/10/31      16440.26                    15063.88
  1991/11/30      16630.05                    15237.88
  1991/12/31      16711.88                    15414.91
  1992/01/31      17477.94                    15953.86
  1992/02/29      18201.45                    16350.08
  1992/03/31      18717.39                    16578.21
  1992/04/30      18887.72                    16698.87
  1992/05/31      19093.79                    16965.23
  1992/06/30      19382.01                    17176.02
  1992/07/31      19731.47                    17524.02
  1992/08/31      20096.32                    17756.03
  1992/09/30      20311.55                    17958.34
  1992/10/31      20050.61                    17731.53
  1992/11/30      20269.70                    17982.65
  1992/12/31      20570.58                    18214.19
  1993/01/31      21120.42                    18662.69
  1993/02/28      21583.05                    19015.96
  1993/03/31      22083.85                    19345.63
  1993/04/30      22209.64                    19484.49
  1993/05/31      22511.69                    19746.78
  1993/06/30      23061.03                    20117.78
  1993/07/31      23363.82                    20334.01
  1993/08/31      23545.77                    20527.85
  1993/09/30      23590.63                    20629.14
  1993/10/31      24154.45                    21017.74
  1993/11/30      24329.47                    21132.69
  1993/12/31      24777.15                    21344.01
  1994/01/31      25489.07                    21811.76
  1994/02/28      25384.40                    21654.90
  1994/03/31      24610.53                    20949.23
  1994/04/30      24336.38                    20704.42
  1994/05/31      24487.46                    20630.65
  1994/06/30      24442.28                    20706.59
  1994/07/31      24536.88                    20852.15
  1994/08/31      24712.44                    20996.99
  1994/09/30      24838.04                    20989.04
  1994/10/31      24792.63                    21042.37
  1994/11/30      24396.05                    20863.38
  1994/12/31      24407.03                    21095.45
  1995/01/31      24616.91                    21393.53
  1995/02/28      25409.43                    22061.04
  1995/03/31      25638.15                    22368.05
  1995/04/30      26465.53                    22891.77
  1995/05/31      27058.48                    23606.96
  1995/06/30      27001.37                    23787.27
  1995/07/31      27666.33                    24059.21
  1995/08/31      27823.10                    24205.23
  1995/09/30      28157.93                    24482.16
  1995/10/31      28525.16                    24655.71
  1995/11/30      28679.80                    24896.38
  1995/12/31      29110.51                    25296.01
  1996/01/31      29795.45                    25695.52
  1996/02/29      30197.28                    25734.21
  1996/03/31      29990.98                    25664.32
  1996/04/30      30343.25                    25675.94
  1996/05/31      30571.48                    25861.11
  1996/06/30      30617.92                    26016.46
  1996/07/31      30622.24                    26193.09
  1996/08/31      31060.16                    26463.59
  1996/09/30      32069.09                    27031.38
  1996/10/31      32146.25                    27327.62
  1996/11/30      32530.29                    27880.11
  1996/12/31      32908.15                    28094.64
  1997/01/31      33229.88                    28310.55
  1997/02/28      33876.84                    28707.69
  1997/03/31      32969.95                    28388.85
  1997/04/30      33200.32                    28711.96
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class A on April 30, 1987, and the current maximum 4.25% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $33,200 - a 232.00% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,712 - a 187.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994     1993     1992

Dividend return         5.24%       9.42%                     8.90%    7.15%    9.66%    12.57%

Capital appreciation    -1.96%       3.27%                     6.15%   -4.51%   10.81%    9.39%
 return

Total return            3.28%       12.69%                    15.05%   2.64%    20.47%   21.96%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         LIFE OF
                                MONTH         MONTHS         CLASS

Dividends per share             7.38(cents)   63.88(cents)   77.90(cents)

Annualized dividend rate        7.53%         10.53%         9.72%

30-day annualized yield         n/a           -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.93 over the past one month, or $12.23 over the past six months and $12.24 over the life of the class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five years and past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997            PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTHS   YEAR     YEARS    YEARS

Advisor High Yield - Class T            3.31%    9.67%    76.18%   247.53%

Advisor High Yield - Class T            -0.31%   5.83%    70.01%   235.37%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index   5.07%    11.82%   71.94%   187.12%

High Current Yield Funds Average        4.69%    11.26%   65.89%   144.33%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997            PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor High Yield - Class T            9.67%    11.99%   13.27%

Advisor High Yield - Class T            5.83%    11.20%   12.86%
 (incl. max. 3.50% sales charge)

Merrill Lynch High Yield Master Index   11.82%   11.45%   11.12%

High Current Yield Funds Average        11.26%   10.63%   9.25%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA High Yield -CL T         ML High Yield Master
             00165                       ML002
  1987/04/30       9650.00                    10000.00
  1987/05/31       9546.35                     9954.94
  1987/06/30       9698.34                    10092.55
  1987/07/31       9731.59                    10147.47
  1987/08/31       9828.06                    10249.15
  1987/09/30       9470.86                    10013.33
  1987/10/31       9073.89                     9745.79
  1987/11/30       9404.68                     9992.25
  1987/12/31       9573.12                    10124.94
  1988/01/31      10074.47                    10402.00
  1988/02/29      10397.52                    10684.25
  1988/03/31      10330.05                    10666.58
  1988/04/30      10300.58                    10697.39
  1988/05/31      10333.96                    10753.22
  1988/06/30      10743.02                    10958.82
  1988/07/31      10898.01                    11074.63
  1988/08/31      10844.78                    11111.02
  1988/09/30      10959.59                    11223.01
  1988/10/31      11083.27                    11397.87
  1988/11/30      11115.89                    11440.56
  1988/12/31      11223.99                    11488.97
  1989/01/31      11527.89                    11661.27
  1989/02/28      11608.46                    11739.63
  1989/03/31      11495.21                    11729.19
  1989/04/30      11367.82                    11763.81
  1989/05/31      11655.03                    11980.37
  1989/06/30      12071.09                    12150.11
  1989/07/31      12137.01                    12207.65
  1989/08/31      12259.76                    12267.95
  1989/09/30      11899.98                    12151.16
  1989/10/31      11453.17                    11958.96
  1989/11/30      11486.57                    11985.76
  1989/12/31      11632.00                    11974.92
  1990/01/31      11463.25                    11740.88
  1990/02/28      11402.39                    11569.90
  1990/03/31      11603.25                    11726.30
  1990/04/30      11742.76                    11785.88
  1990/05/31      12137.15                    11998.77
  1990/06/30      12483.56                    12231.23
  1990/07/31      12774.00                    12489.70
  1990/08/31      12460.42                    12011.57
  1990/09/30      12145.40                    11489.17
  1990/10/31      11862.67                    11196.80
  1990/11/30      12233.05                    11291.65
  1990/12/31      12481.27                    11454.36
  1991/01/31      12768.42                    11616.27
  1991/02/28      13501.15                    12478.47
  1991/03/31      14007.65                    13015.00
  1991/04/30      14434.19                    13478.48
  1991/05/31      14587.94                    13544.30
  1991/06/30      14979.59                    13816.76
  1991/07/31      15520.72                    14147.82
  1991/08/31      15722.18                    14445.18
  1991/09/30      15934.48                    14629.17
  1991/10/31      16569.03                    15063.88
  1991/11/30      16760.31                    15237.88
  1991/12/31      16842.78                    15414.91
  1992/01/31      17614.85                    15953.86
  1992/02/29      18344.02                    16350.08
  1992/03/31      18864.00                    16578.21
  1992/04/30      19035.66                    16698.87
  1992/05/31      19243.35                    16965.23
  1992/06/30      19533.82                    17176.02
  1992/07/31      19886.03                    17524.02
  1992/08/31      20253.73                    17756.03
  1992/09/30      20470.65                    17958.34
  1992/10/31      20207.66                    17731.53
  1992/11/30      20428.47                    17982.65
  1992/12/31      20731.71                    18214.19
  1993/01/31      21285.86                    18662.69
  1993/02/28      21752.11                    19015.96
  1993/03/31      22256.83                    19345.63
  1993/04/30      22383.60                    19484.49
  1993/05/31      22688.02                    19746.78
  1993/06/30      23241.67                    20117.78
  1993/07/31      23546.83                    20334.01
  1993/08/31      23730.21                    20527.85
  1993/09/30      23775.42                    20629.14
  1993/10/31      24343.65                    21017.74
  1993/11/30      24520.04                    21132.69
  1993/12/31      24971.23                    21344.01
  1994/01/31      25688.72                    21811.76
  1994/02/28      25583.23                    21654.90
  1994/03/31      24803.30                    20949.23
  1994/04/30      24527.00                    20704.42
  1994/05/31      24679.27                    20630.65
  1994/06/30      24633.73                    20706.59
  1994/07/31      24729.07                    20852.15
  1994/08/31      24906.01                    20996.99
  1994/09/30      25032.60                    20989.04
  1994/10/31      24986.83                    21042.37
  1994/11/30      24587.14                    20863.38
  1994/12/31      24598.21                    21095.45
  1995/01/31      24809.73                    21393.53
  1995/02/28      25608.46                    22061.04
  1995/03/31      25838.97                    22368.05
  1995/04/30      26672.83                    22891.77
  1995/05/31      27270.42                    23606.96
  1995/06/30      27212.87                    23787.27
  1995/07/31      27883.04                    24059.21
  1995/08/31      28041.04                    24205.23
  1995/09/30      28378.49                    24482.16
  1995/10/31      28748.59                    24655.71
  1995/11/30      28904.45                    24896.38
  1995/12/31      29338.53                    25296.01
  1996/01/31      30028.84                    25695.52
  1996/02/29      30433.81                    25734.21
  1996/03/31      30225.90                    25664.32
  1996/04/30      30580.93                    25675.94
  1996/05/31      30810.95                    25861.11
  1996/06/30      30857.75                    26016.46
  1996/07/31      30862.10                    26193.09
  1996/08/31      31303.45                    26463.59
  1996/09/30      32354.47                    27031.38
  1996/10/31      32462.74                    27327.62
  1996/11/30      32854.19                    27880.11
  1996/12/31      33229.68                    28094.64
  1997/01/31      33580.93                    28310.55
  1997/02/28      34208.46                    28707.69
  1997/03/31      33271.58                    28388.85
  1997/04/30      33536.61                    28711.96
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on April 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $33,537 - a 235.37% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,712 - a 187.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994     1993     1992

Dividend return         5.27%       9.56%                     8.90%    7.15%    9.66%    12.57%

Capital appreciation    -1.96%       3.36%                     6.15%   -4.51%   10.81%    9.39%
 return

Total return            3.31%       12.92%                    15.05%   2.64%    20.47%   21.96%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             7.55(cents)   64.25(cents)   111.88(cents)

Annualized dividend rate        7.69%         10.59%         9.20%

30-day annualized yield         7.65%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.94 over the past one month, $12.24 over the past six months and $12.16 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. FIDELITY ADVISOR HIGH YIELD FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five years and past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997            PAST 6   PAST 1   PAST 5   PAST 10
                                        MONTH    YEAR     YEARS    YEARS
                                        S

Advisor High Yield - Class B            2.99%    8.98%    72.06%   239.41%

Advisor High Yield - Class B            -1.89%   4.00%    70.06%   239.41%
 (incl. contingent deferred sales
charge)

Merrill Lynch High Yield Master Index   5.07%    11.82%   71.94%   187.12%

High Current Yield Funds Average        4.69%    11.26%   65.89%   144.33%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor High Yield - Class B                8.98%    11.46%   13.00%

Advisor High Yield - Class B                4.00%    11.20%   13.00%
 (incl. contingent deferred sales charge)

Merrill Lynch High Yield Master Index       11.82%   11.45%   11.12%

High Current Yield Funds Average            11.26%   10.63%   9.25%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' or cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA High Yield -CL B         ML High Yield Master
             00665                       ML002
  1987/04/30      10000.00                    10000.00
  1987/05/31       9892.59                     9954.94
  1987/06/30      10050.10                    10092.55
  1987/07/31      10084.55                    10147.47
  1987/08/31      10184.52                    10249.15
  1987/09/30       9814.37                    10013.33
  1987/10/31       9403.00                     9745.79
  1987/11/30       9745.78                     9992.25
  1987/12/31       9920.33                    10124.94
  1988/01/31      10439.86                    10402.00
  1988/02/29      10774.64                    10684.25
  1988/03/31      10704.72                    10666.58
  1988/04/30      10674.17                    10697.39
  1988/05/31      10708.77                    10753.22
  1988/06/30      11132.66                    10958.82
  1988/07/31      11293.28                    11074.63
  1988/08/31      11238.11                    11111.02
  1988/09/30      11357.09                    11223.01
  1988/10/31      11485.26                    11397.87
  1988/11/30      11519.05                    11440.56
  1988/12/31      11631.08                    11488.97
  1989/01/31      11946.00                    11661.27
  1989/02/28      12029.50                    11739.63
  1989/03/31      11912.13                    11729.19
  1989/04/30      11780.13                    11763.81
  1989/05/31      12077.75                    11980.37
  1989/06/30      12508.90                    12150.11
  1989/07/31      12577.21                    12207.65
  1989/08/31      12704.41                    12267.95
  1989/09/30      12331.58                    12151.16
  1989/10/31      11868.57                    11958.96
  1989/11/30      11903.18                    11985.76
  1989/12/31      12053.89                    11974.92
  1990/01/31      11879.01                    11740.88
  1990/02/28      11815.95                    11569.90
  1990/03/31      12024.09                    11726.30
  1990/04/30      12168.66                    11785.88
  1990/05/31      12577.36                    11998.77
  1990/06/30      12936.34                    12231.23
  1990/07/31      13237.31                    12489.70
  1990/08/31      12912.35                    12011.57
  1990/09/30      12585.90                    11489.17
  1990/10/31      12292.92                    11196.80
  1990/11/30      12676.73                    11291.65
  1990/12/31      12933.96                    11454.36
  1991/01/31      13231.52                    11616.27
  1991/02/28      13990.83                    12478.47
  1991/03/31      14515.70                    13015.00
  1991/04/30      14957.71                    13478.48
  1991/05/31      15117.03                    13544.30
  1991/06/30      15522.89                    13816.76
  1991/07/31      16083.65                    14147.82
  1991/08/31      16292.42                    14445.18
  1991/09/30      16512.41                    14629.17
  1991/10/31      17169.98                    15063.88
  1991/11/30      17368.20                    15237.88
  1991/12/31      17453.66                    15414.91
  1992/01/31      18253.73                    15953.86
  1992/02/29      19009.35                    16350.08
  1992/03/31      19548.19                    16578.21
  1992/04/30      19726.08                    16698.87
  1992/05/31      19941.30                    16965.23
  1992/06/30      20242.30                    17176.02
  1992/07/31      20607.28                    17524.02
  1992/08/31      20988.32                    17756.03
  1992/09/30      21213.10                    17958.34
  1992/10/31      20940.58                    17731.53
  1992/11/30      21169.39                    17982.65
  1992/12/31      21483.63                    18214.19
  1993/01/31      22057.88                    18662.69
  1993/02/28      22541.05                    19015.96
  1993/03/31      23064.07                    19345.63
  1993/04/30      23195.44                    19484.49
  1993/05/31      23510.91                    19746.78
  1993/06/30      24084.63                    20117.78
  1993/07/31      24400.85                    20334.01
  1993/08/31      24590.89                    20527.85
  1993/09/30      24637.74                    20629.14
  1993/10/31      25226.58                    21017.74
  1993/11/30      25409.37                    21132.69
  1993/12/31      25876.92                    21344.01
  1994/01/31      26620.44                    21811.76
  1994/02/28      26511.12                    21654.90
  1994/03/31      25702.90                    20949.23
  1994/04/30      25416.58                    20704.42
  1994/05/31      25574.37                    20630.65
  1994/06/30      25522.43                    20706.59
  1994/07/31      25578.36                    20852.15
  1994/08/31      25738.42                    20996.99
  1994/09/30      25849.20                    20989.04
  1994/10/31      25761.07                    21042.37
  1994/11/30      25354.67                    20863.38
  1994/12/31      25325.65                    21095.45
  1995/01/31      25527.44                    21393.53
  1995/02/28      26333.67                    22061.04
  1995/03/31      26554.57                    22368.05
  1995/04/30      27371.92                    22891.77
  1995/05/31      27991.97                    23606.96
  1995/06/30      27914.75                    23787.27
  1995/07/31      28561.43                    24059.21
  1995/08/31      28731.42                    24205.23
  1995/09/30      29036.57                    24482.16
  1995/10/31      29399.37                    24655.71
  1995/11/30      29517.66                    24896.38
  1995/12/31      29969.61                    25296.01
  1996/01/31      30632.45                    25695.52
  1996/02/29      31027.91                    25734.21
  1996/03/31      30797.52                    25664.32
  1996/04/30      31144.43                    25675.94
  1996/05/31      31389.23                    25861.11
  1996/06/30      31392.95                    26016.46
  1996/07/31      31405.30                    26193.09
  1996/08/31      31810.55                    26463.59
  1996/09/30      32863.49                    27031.38
  1996/10/31      32956.47                    27327.62
  1996/11/30      33310.59                    27880.11
  1996/12/31      33702.00                    28094.64
  1997/01/31      34041.50                    28310.55
  1997/02/28      34660.42                    28707.69
  1997/03/31      33689.99                    28388.85
  1997/04/30      33940.50                    28711.96
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $33,941 - a 239.41% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,712 - a 187.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994     1993     1992

Dividend return         4.95%       8.82%                     8.05%    6.73%    9.66%    12.57%

Capital appreciation    -1.96%       3.28%                     6.07%   -4.59%   10.81%     9.39%
 return

Total return            2.99%       12.10%                    14.12%   2.14%    20.47%   21.96%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             6.89(cents)   60.32(cents)   103.93(cents)

Annualized dividend rate        7.04%         9.96%          8.57%

30-day annualized yield         7.28%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.91 over the past one month, $12.21 over the past six months, and $12.13 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW HAS THE FUND PERFORMED, MARGARET?
A. For the six months ended April 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 3.28%, 3.31% and 2.99%, respectively. For the same six-month period, the high current yield funds average returned 4.69%, as tracked by Lipper Analytical Services, and the Merrill Lynch High Yield Master Index returned 5.07%. For the 12-month period ended April 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 9.42%, 9.67% and 8.98%, respectively. For the same 12-month period, the high current yield funds average returned 11.26%, again as tracked by Lipper Analytical Services, and the Merrill Lynch High Yield Master Index returned 11.82%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE FOR THE HIGH-YIELD MARKET OVER THE PAST SIX MONTHS?
A. It was a fairly strong period for the high-yield market. One positive was that default rates - a measure of how many high-yield companies are unable or unwilling to pay back their debt - continued at levels well below historical norms. Second, many companies that have issued high-yield bonds continued to benefit from a healthy domestic economy. Third, both individual and institutional investors continued to pour money into high-yield mutual funds because of their attractive yields and five-year risk adjusted returns. Finally, except for the month of March, the past six months were characterized by a relatively benign interest rate environment and an exceptionally strong stock market, both of which helped the high-yield bond market.
Q. WHY DID THE FUND LAG ITS COMPETITORS OVER THE PAST SIX MONTHS?
A. The fund's investments in wireless cable companies didn't keep pace with the overall high-yield market and were a main reason for the fund's lag. Nearly all companies in this sector were hurt because investors expected the industry to consolidate much more quickly than it actually has. What's more, many of the fund's wireless cable holdings were zero coupon bonds, which didn't perform as well as interest-bearing bonds when interest rates rose during the last several months of the period. Zeros make no periodic interest payments, but instead are sold at a deep discount from their value. I would also point to other zero coupon bonds issued by alternative local telephone companies, including Nextlink, and zeros issued by U.K. cable companies, which also acted as a drag on performance because of rising interest rates late in the period.
Q. WHAT WERE SOME OF THE WINNERS DURING THE MOST RECENT SIX-MONTH PERIOD?
A. Several of the fund's large holdings - including Revlon, PanAmSat and Time Warner - performed well. Revlon saw its zero coupon bonds get defeased
- meaning their risk was greatly reduced because they were backed by Treasury bonds - as a part of a large recapitalization plan. The preferred stock of satellite company PanAmSat posted impressive gains when the company was acquired by GM Hughes. I continued to hold onto PanAmSat because the company's credit rating - which is a measure of its ability to pay back debt - was recently upgraded to investment grade and the holding provides a very attractive yield to the fund. Time Warner preferred stock rose, thanks to strong operating results from its vast media operations.
Q. YOU MENTIONED THAT THE FUND'S HOLDINGS IN ALTERNATIVE LOCAL TELEPHONE COMPANIES AND U.K. CABLE COMPANIES DIDN'T PERFORM WELL BECAUSE THEY WERE ZERO COUPON BONDS. WHY DID YOU CONTINUE TO HOLD ONTO THEM?
A. First of all, it's important to point out that the majority of these industries' high-yield debt issuance comes in the form of zero coupon bonds. Granted, zeros are more sensitive to rising interest rates, but I felt that both industries continued to post attractive growth rates and the potential for strong returns. Additionally, many of the fund's holdings in these two sectors offered extremely attractive yields, as much as five percentage points more than U.S. Treasury bonds with comparable maturities. Alternative local telephone companies, which provide local telephone networks to serve businesses, are quickly adding phone lines and customers, their revenues are growing and some have even shown improvements in generating cash flow. U.K. cable companies also are turning the corner on their cash flows, and their business plans are beginning to work, thanks primarily to gains in providing telephone service. What's more, there has been a lot of consolidation going on in the U.K. cable sector. Further, I believe that changing regulations that will allow foreign ownership possibilities in 1998 should favor the trend toward consolidation and help the industry.
Q. WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?
A. In my view, there are two things that could upset the high-yield market's advance. The first is a bear market for stocks, which would likely spill over into the high-yield market. The second is a recession, because it would tend to diminish company earnings and curtail their ability to pay back debt. But barring those two events, which I don't think anyone can accurately predict if or when they will occur, I'm cautiously optimistic. From a technical standpoint, the market is quite strong. Demand for high-yield bonds has been quite good, while supply, although somewhat heavy recently, has been easily digested by investors seeking out high yields on fixed-income investments. I believe that as long as those technical factors remain in place and there isn't a dramatic sell-off in the stock market or an economic slowdown, the high-yield market could continue to perform well. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a combination
of a high level of income and
potential for capital gains by
investing in a diversified
portfolio consisting primarily
of high-yielding, fixed-income
and zero coupon securities,
such as bonds, debentures
and notes, convertible
securities and preferred
stocks
START DATE: January 5, 1987
SIZE: as of April 30, 1997,
more than $2.3 billion
MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980
(checkmark)
MARGARET EAGLE ON WHAT'S
AHEAD FOR THE FUND:
"I'll most likely keep a good
portion of the fund invested in
the relatively higher-quality
investments within the
high-yield sector. While these
can be more sensitive to
changing interest rates and, as
such, can be hurt more than
lower-quality bonds when
interest rates rise, I think that
they offer the best risk/reward
payoff. In my view, the default
rate - which measures the
rate at which companies refuse
or are unable to pay off their
debt - could pick up over the
next couple years from the
currently very benign rate of
about 2% to 3% annually. But
as always, I look for
opportunities where strong
credit improvements - even
with lower-quality bonds -
can provide capital
appreciation and relatively
high yields."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF APRIL 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         IN THESE HOLDINGS
                                                         6 MONTHS AGO

Time Warner, Inc.                         3.3            2.1

Repap New Brunswick, Inc.                 3.2            1.0

PanAmSat Corp.                            2.7            3.4

Pathmark Stores, Inc.                     2.5            1.0

Echostar Communications Corp.             1.8            1.8

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      20.5           21.2

Basic Industries     14.7           10.2

Utilities            13.1           9.4

Technology           7.1            6.7

Retail & Wholesale   6.2            5.7

QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa, Aa, A          0    0.0
                    .
                    0

Baa                 0    0.0
                    .
                    0

Ba                  5    8.0
                    .
                    2

B                   4    50.2
                    7
                    .
                    7

Caa, Ca, C          1    9.3
                    4
                    .
                    7

Not Rated           6    6.1
                    .
                    1

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1997 AND OCTOBER 31, 1996 ACCOUNT FOR 6.1% AND 6.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **

Nonconvertible
bonds  72.3%
Convertible bonds,
preferred stocks 13.3%
Common stocks 3.4%
Foreign government
obligations 0.0%
Short-term
investments 9.6%
Other investments 1.4%
Nonconvertible
bonds  70.6%
Convertible bonds,
preferred stocks 12.4%
Common stocks 3.0%
Foreign government
obligations 0.9%
Short-term
investments 11.4%
Other investments 1.7%
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 9.6
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 3.4
Row: 1, Col: 5, Value: 13.3
Row: 1, Col: 6, Value: 72.3
Row: 1, Col: 1, Value: 1.7
Row: 1, Col: 2, Value: 11.4
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 12.4
Row: 1, Col: 6, Value: 70.0
* FOREIGN
 INVESTMENTS 5.9%
** FOREIGN
 INVESTMENTS 6.5%
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 72.3%
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.0%
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  - $ 110 $ 70
NONCONVERTIBLE BONDS - 72.3%
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.3%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  7,920  8,613
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  7,875  7,875
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  2,290  2,519
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  9,460  10,099
  29,106
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07 (f)  B1  3,260  3,211
SHIP BUILDING & REPAIR - 0.8%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  4,880  4,892
 9 1/4%, 12/1/06  B1  14,340  14,662
  19,554
TOTAL AEROSPACE & DEFENSE   51,871
BASIC INDUSTRIES - 14.6%
CHEMICALS & PLASTICS - 5.7%
American Pacific Corp. 11%, 2/21/02 (f)  -  338  321
Astor Corp. 10 1/2%, 10/15/06  B3  13,290  13,689
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. 0%, 7/1/04 (d)  Caa  20,300  17,661
Foamex LP/Foamex Capital Corp.:
9 1/2%, 6/1/00  B1  570  581
 11 1/4%, 10/1/02  B1  8,240  8,693
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  6,420  6,677
Key Plastics, Inc. 10 1/4% 3/15/07 (f)  B3  2,070  2,101
NL Industries, Inc. 11 3/4%, 10/15/03  B1  800  854
Pioneer Americas Acquisition Corp. 1st Mtg.
13 3/8%, 4/1/05  B2  14,210  15,915
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3 $ 12,670 $ 13,430
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  18,580  19,602
 0%, 8/15/08 (d)  Caa  43,330  27,515
Texas Petrochemicals Corp. 11 1/8%, 7/1/06  B3  4,830  5,047
  132,086
METALS & MINING - 1.0%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  22,140  24,133
PACKAGING & CONTAINERS - 1.2%
Crown Packaging Holdings Ltd. 0%, 11/1/03 (d)  Ca  2,010  623
Fonda Group, Inc. Inc. 9 1/2%, 3/01/07 (f)  B3  2,350  2,221
Gaylord Container Corp. 12 3/4%, 5/15/05  Caa  23,760  25,364
  28,208
PAPER & FOREST PRODUCTS - 6.7%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (f)  B3  12,000  11,310
American Pad & Paper Co., Inc. 13%, 11/15/05  B3  4,418  5,103
Container Corp. of America:
10 3/4%, 5/1/02  B1  1,870  1,999
 9 3/4%, 4/1/03  B1  16,470  17,026
 11 1/4%, 5/1/04  B1  5,370  5,746
Florida Coast Paper Co. LLC\Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  B3  5,000  4,725
Ivex Packaging Corp. 12 1/2%, 12/15/02  B3  6,700  7,136
Repap New Brunswick, Inc. yankee:
9 1/8%, 7/15/00 (g)  B2  2,090  2,048
 9 7/8%, 7/15/00  B2  13,800  13,697
 10 5/8%, 4/15/05  Caa  62,840  59,226
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2  14,540  14,358
 9 7/8%, 5/1/06  Caa  9,460  8,987
SD Warren Co., Series B, 12%, 12/15/04  B1  3,380  3,718
  155,079
TOTAL BASIC INDUSTRIES   339,506
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Aftermarket Technology Corp. 12%, 8/1/04  B3 $ 4,120 $ 4,522
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  4,430  4,496
  9,018
TEXTILES & APPAREL - 1.3%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  16,790  17,125
Dan River, Inc. 10 1/8%, 12/15/03  B3  10,680  11,000
GFSI, Inc. 9 5/8%, 3/1/07 (f)  B3  1,880  1,861
Hat Brands, Inc. (b):
Series B, 12 5/8%, 9/15/02   -  710  391
 Series D, 12 5/8%, 9/15/02   -  820  451
  30,828
TOTAL DURABLES   39,846
ENERGY - 4.9%
ENERGY SERVICES - 0.8%
Cliffs Drilling Co. 10 1/4%, 5/15/03  B1  15,080  15,683
Parker Drilling Co. 9 3/4%, 11/15/06  B1  2,550  2,627
  18,310
OIL & GAS - 4.1%
Chesapeake Energy Corp.:
10 1/2%, 6/1/02  Ba2  5,960  6,470
 9 1/8%, 4/15/06  Ba2  2,800  2,864
Deeptech International, Inc. 12%, 12/15/00  Caa  6,690  7,025
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1  13,900  16,159
 9 3/4%, 10/1/06  B3  8,865  9,175
Forcenergy, Inc.:
9 1/2%, 11/1/06  B2  2,720  2,747
 8 1/2%, 2/15/07 (f)  B2  10,360  9,842
Forest Oil Corp. 11 1/4%, 9/1/03  B2  6,650  7,082
HS Resources, Inc. 9 1/4%, 11/15/06   B2  1,610  1,566
KCS Energy, Inc. 11%, 1/15/03  B1  13,090  13,974
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Lomak Petroleum, Inc. 8 3/4%, 1/15/07  B1 $ 7,210 $ 6,885
Mesa Operating Co. 10 5/8%, 7/1/06  B2  2,930  3,194
United Meridian Corp. 10 3/8%, 10/15/05  B2  7,400  7,918
  94,901
TOTAL ENERGY   113,211
FINANCE - 3.5%
ASSET-BACKED SECURITIES - 1.2%
Airplanes Pass Through Trust Class D,
10 7/8%, 3/15/19   Ba2  26,015  28,812
CREDIT & OTHER FINANCE - 0.1%
Homeside, Inc. 11 1/8%, 5/15/03  Ba1  2,890  3,280
INSURANCE - 0.5%
Penncorp Financial Group, Inc.
9 1/4%, 12/15/03  B1  10,000  10,400
SAVINGS & LOANS - 1.7%
First Nationwide Holdings, Inc.:
12 1/4%, 5/15/01  Ba2  6,850  7,551
 10 5/8%, 10/01/03  Ba3  18,520  19,770
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  10,730  11,803
  39,124
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (f)  -  86  95
TOTAL FINANCE   81,711
HEALTH - 0.9%
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Dade International, Inc. 11 1/8%, 5/1/06  B3  11,700  12,812
IMED Corp. 9 3/4%, 12/1/06 (f)  B3  2,660  2,653
  15,465
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.3%
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3 $ 6,800 $ 6,715
TOTAL HEALTH   22,180
HOLDING COMPANIES - 0.4%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa  9,160  9,618
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ELECTRICAL EQUIPMENT - 1.1%
L-3 Communications Corp.
10 3/8%, 5/1/07 (f)  B2  2,600  2,678
Motors & Gears, Inc. 10 3/4%, 11/15/06 (f)  B3  6,190  6,205
Omnipoint Corp.:
11 5/8%, 8/15/06  B2  9,270  7,231
 11 3/8%, 8/15/06   B3  12,200  9,516
  25,630
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Calmar, Inc. Series B, 11 1/2%, 8/15/05  B3  15,050  15,125
Continental Global Group, Inc.
11%, 4/1/07 (f)  B2  7,900  8,137
Goss Graphic System, Inc. 12%, 10/15/06  B2  1,410  1,498
International Knife & Saw, Inc.
11.375%,11/15/06  B3  3,440  3,492
MVE, Inc. 12 1/2%, 2/15/02  B3  8,240  8,240
Mosler, Inc. 11%, 4/15/03  Caa  13,350  12,282
Rayovac Corp. 10 1/4%, 11/01/06  B3  13,560  14,102
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  7,050  7,464
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B1  565  585
 10 3/4%, 11/1/03  B3  1,938  2,011
UCAR Global Enterprises, Inc. 12%, 1/15/05  B1  5,000  5,613
  78,549
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.0%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (f)  B3 $ 22,710 $ 23,846
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   128,025
MEDIA & LEISURE - 9.7%
BROADCASTING - 4.9%
Adelphia Communications Corp.:
12 1/2%, 5/15/02  B3  3,760  3,939
 9 7/8%, 3/1/07 (f)  -  20,000  18,900
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  4,820  1,301
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (d)(f)  CCC  4,810  2,682
Chancellor Radio Broadcasting Co.
12 1/2%, 10/01/04  B3  4,345  4,812
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04  B3  21,300  17,519
 0%, 12/15/05  B3  5,005  3,460
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  790  812
International Cabletel, Inc.:
0%, 2/1/06 (d)  B3  12,720  8,300
 10%, 2/15/07 (f)    18,800  18,377
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  23,690  24,697
Spanish Broadcasting System, Inc.
7 1/2%, 6/15/02  B3  5,270  5,665
Telewest PLC 0%, 10/1/07 (d)  B1  5,620  3,801
  114,265
ENTERTAINMENT - 2.3%
AMF Group, Inc., Series B, 10 7/8%, 3/15/06  B2  10,000  10,425
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  10,170  10,577
Premier Parks, Inc. 9 3/4%, 1/15/07  B2  3,590  3,662
Viacom, Inc. 8%, 7/7/06  B1  31,350  29,391
  54,055
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.5%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3 $ 4,260 $ 4,729
ICON Fitness Corp. 0%, 11/15/06 (f)  CCC  14,020  7,290
  12,019
LODGING & GAMING - 1.0%
KSL Recreation Group, Inc.
10 1/4%, 5/1/07 (f)  B3  10,750  10,858
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  8,630  9,407
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  2,750  2,970
  23,235
RESTAURANTS - 1.0%
SC International Services, Inc. 13%, 10/1/05  B3  20,730  23,218
TOTAL MEDIA & LEISURE   226,792
NONDURABLES - 2.8%
FOODS - 2.3%
Fresh Del Monte Produce NV 10%, 5/1/03  Caa  33,690  32,679
Gorges/Quik 11 1/2%, 12/01/06   B3  12,000  12,150
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  7,745  7,474
 11 1/8%, 10/1/02  B3  1,470  1,459
  53,762
HOUSEHOLD PRODUCTS - 0.5%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  10,570  11,072
TOTAL NONDURABLES   64,834
RETAIL & WHOLESALE - 6.1%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)  -  2,201  88
Specialty Retailers, Inc. 10%, 8/15/00  B1  770  793
  881
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.4%
K mart Corp.:
8.70%, 8/1/97  Ba2 $ 2,500 $ 2,506
 9.55%, 6/30/98  Ba2  6,175  6,268
  8,774
GROCERY STORES - 5.6%
Food 4 Less Holdings, Inc.
0%, 7/15/05 (d)  Caa  9,120  6,566
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  45,035  44,585
 12 5/8%, 6/15/02  Caa  4,410  4,465
 9 5/8%, 5/1/03  B3  11,090  10,314
Pueblo Xtra International, Inc. 9 1/2%, 8/1/03  B3  9,790  9,068
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  3,880  4,123
 11%, 6/15/05  B3  20,270  21,638
Smith's Food & Drug Centers, Inc.
11 1/4%, 5/15/07  B3  12,710  14,172
Star Markets, Inc. 13%, 11/1/04  B3  13,740  15,183
  130,114
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  2,818  3,058
TOTAL RETAIL & WHOLESALE   142,827
SERVICES - 2.3%
LEASING & RENTAL - 0.4%
GPA:
9.12%, 2/24/99    750  761
 9%, 8/16/99  -  3,250  3,307
GPA Delaware, Inc. gtd. 8 3/4%, 12/15/98    1,570  1,590
GPA Holland 8.94%, 2/16/99  -  4,500  4,601
  10,259
PRINTING - 0.7%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  15,370  15,601
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
SERVICES - 1.2%
Orion Network Systems, Inc. :
11 1/4%, 1/15/07 unit  B2 $ 18,480 $ 18,480
 0%, 1/15/07 unit (d)  B2  11,810  6,053
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  2,860  3,117
  27,650
TOTAL SERVICES   53,510
TECHNOLOGY - 5.8%
COMMUNICATIONS EQUIPMENT - 3.8%
Echostar Communications Corp.
0%, 6/1/04 (d)  B2  51,728  42,417
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  48,240  34,250
Hyperion Telecommunications, Inc.,
Series B, 0%, 4/15/03 (d)  -  15,680  7,958
Intermedia Communications Florida, Inc.,
Series B, 13 1/2%, 6/1/05  B3  2,500  2,750
  87,375
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Dictaphone Corp. 11 3/4%, 8/1/05  B3  13,390  12,151
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  14,055  14,758
Unisys Corp. 11 3/4%, 10/15/04  B1  3,660  3,852
  30,761
ELECTRONIC INSTRUMENTS - 0.3%
Packard Bioscience, Inc.
9 3/8%, 3/1/07 (f)  B3  7,640  7,545
ELECTRONICS - 0.4%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  7,794  8,515
TOTAL TECHNOLOGY   134,196
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 11.9%
CELLULAR - 7.2%
Comcast Cellular Corp.:
Series A, 0%, 3/5/00  B2 $ 22,370 $ 16,498
 Series B, 0%, 3/5/00  B2  14,970  11,040
Dial Call Communications, Inc.
0%, 12 3/4%, 4/15/04 (d)  B3  11,540  9,001
Fonorola, Inc. 12 1/2%, 8/15/02  B2  7,180  7,754
McCaw International Ltd. unit
0%, 4/15/07 (d)(f)  CCC  52,360  25,591
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  45,890  22,486
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  13,450  9,415
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  8,850  8,695
Nextel Communications, Inc (d):
0%, 9/1/03  B3  32,150  26,443
 0%, 8/15/04  B3  10,210  7,377
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  4,600  3,128
RSL Communications Ltd./RSL Communications
PLC unit 12 1/4%, 11/15/06 (f)  -  15,650  15,650
Sprint Spectrum LP/Sprint Spectrum
Finance Corp. 11%, 8/15/06  B2  3,970  4,307
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  980  823
  168,208
TELEPHONE SERVICES - 4.7%
Brooks Fiber Properties, Inc. (d):
0%, 3/1/06  -  4,690  3,049
 0%, 11/1/06  -  7,120  4,414
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (d)  B2  10,990  9,259
GST USA, Inc. 0%, 12/15/05 (d)  -  18,380  10,660
Mcleod, Inc. 0%, 3/1/07 (d)(f)   B3  21,530  12,272
Nextlink Communications, Inc.
12 1/2%, 4/15/06  -  28,040  28,601
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Pagemart, Inc. 0%, 11/1/03 (d)  - $ 1,920 $ 1,536
Qwest Communications International, Inc.
10 7/8%, 4/01/07 (f)  B2  17,170  17,470
Teleport Communications Group, Inc.:
 8%, 8/1/05  B1  18,800  12,925
 9 7/8%, 7/1/06  B1  7,680  7,967
  108,153
TOTAL UTILITIES   276,361
TOTAL NONCONVERTIBLE BONDS   1,684,488
TOTAL CORPORATE BONDS
(Cost $1,674,288)   1,684,558
COMMERCIAL MORTGAGE SECURITIES - 1.3%
Bardell Associates Note Trust 12 1/2%, 11/1/08 (e)  -  1,822  1,936
CBA Mortgage Corp. Series 1993-C1 Class E,
7.76%, 12/25/03 (f)(g)  Ba2  3,000  2,881
First Chicago/Lennar Trust I Series 1997 CHL1
Class E, 8.106%, 4/1/39 (g)    7,600  5,700
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M 1-E, 8.1288%,
6/25/22 (f)(g)  Ba2  4,370  4,275
Resolution Trust Corp. Series 1995-C2 Class F,
7%, 5/25/27  B1  1,929  1,791
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (e)  -  2,950  1,962
Structured Asset Securities Corp.:
Series 1995-C1
 Class E, 7 3/8%, 9/25/24 (f)  BB  4,000  3,516
 Series 1996-CFL
 Class G, 7 3/4%, 2/25/28 (f)  -  8,060  6,798
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $25,878)   28,859
FOREIGN GOVERNMENT OBLIGATIONS - 0.0%
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
Mexico Value recovery rights discount D  - $ 1 $ -
COMMON STOCKS - 3.4%
 SHARES
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
American Azide (warrants) (a)(e)  54  -
American Pacific Corp. (warrants) (a)(e)  32,143  8
Atlantis Group, Inc. (Trivest/Winston) (a)(e)  8,825  79
Foamex International, Inc. (a)  96,500  1,387
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. (warrants) (a)  15,350  430
Sterling Chemical Holdings (warrants) (a)  8,460  296
Trivest 1992 Special Fund Ltd. (h)  3.0  318
  2,518
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd. (warrants) (a)  2,010  -
PAPER & FOREST PRODUCTS - 0.0%
Mail-Well Holdings, Inc. (a)(f)  31,251  855
TOTAL BASIC INDUSTRIES   3,373
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Capital Pacific Holdings, Inc. (warrants) (a)(f)  24,095  13
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Hat Brands, Inc. (warrants) (a)(e)  7,229  23
HM/Hat Brands Trust Class I Unit (a)(e)  410,000  254
TOTAL DURABLES   277
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
Cliffs Drilling Co. (a)  37,900  2,312
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 0.4%
Flores & Rucks, Inc. (a)  191,500 $ 8,354
Mesa, Inc.   341,000  1,748
  10,102
TOTAL ENERGY   12,414
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (f)  900  90
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
XRC Corp. (a)  84,961  2
HOLDING COMPANIES - 0.1%
HOLDING COMPANIES - 0.1%
SDW Holdings Corp. (a):
(warrants)  190,970  955
 Series B (warrants)  18,280  311
TOTAL HOLDING COMPANIES   1,266
INDUSTRIAL MACHINERY & EQUIPMENT --0.3%
ELECTRICAL EQUIPMENT - 0.2%
Echostar Communications Corp. Class A (a)  233,337  3,529
Telex Communications Group (warrants) (a)(e)  160  88
  3,617
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp. (a)  14,085  382
POLLUTION CONTROL - 0.1%
Allied Waste Industries, Inc.   215,800  2,401
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   6,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.9%
CS Wireless Systems, Inc. (a)(f)  1,764 $ -
Chancellor Broadcasting Co. Class A (a)  109,200  3,058
Jacor Communications, Inc. Class A (a)  241,400  6,789
PanAmSat Corp. (a)  226,300  6,619
SFX Broadcasting, Inc. (a)  92,000  2,898
Telemundo Group, Inc. Class A (a)  40,000  1,050
  20,414
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(f)  1,460  80
TOTAL MEDIA & LEISURE   20,494
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a)  35,870  3
Lamonts Apparel, Inc. (warrants) (a)  66,214  -
TOTAL RETAIL & WHOLESALE   3
SERVICES - 0.2%
Protection One, Inc. (a)  518,600  5,251
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(f)  15,680  470
Intermedia Communications, Inc. (warrants) (a)  2,500  50
  520
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Communications Inc. (a)  149,600  1,571
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Exide Electronics Group, Inc. (warrants) (a)(f)  9,705  243
ELECTRONIC INSTRUMENTS - 0.0%
Berg Electronics Corp. (a)  6,248  187
TOTAL TECHNOLOGY   2,521
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  5,520 $ -
UTILITIES - 1.2%
CELLULAR - 0.3%
Intercel, Inc. (warrants) (a)  85,408  342
Microcell Telecommunications, Inc.:
(conditional warrants) (a)  183,560  115
 (warrants) (a)  183,560  2,295
Nextel Communications, Inc.:
Class A (a)  238,900  3,150
 (warrants) (a)  5,494  -
  5,902
ELECTRIC UTILITY - 0.0%
El Paso Electric Co. (a)  45,300  286
TELEPHONE SERVICES - 0.9%
Brooks Fiber Properties, Inc.   200,000  4,350
Nextlink Communications, Inc. unit (f)  228,451  10,737
WorldCom, Inc. (a)  275,300  6,607
  21,694
TOTAL UTILITIES   27,882
TOTAL COMMON STOCKS
(Cost $79,685)   79,986
PREFERRED STOCKS - 13.3%
CONVERTIBLE PREFERRED STOCKS - 0.7%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prime Retail, Inc., Series B, 2 1/8%  160,000  3,640
ENERGY - 0.3%
OIL & GAS - 0.3%
Mesa, Inc. Series A, pay-in-kind 8%  1,301,479  8,297
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
SFX Broadcasting, Inc. 6 1/2%  45,000 $ 2,025
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp. pay-in-kind $3.52 (a)  116,319  2,399
TOTAL CONVERTIBLE PREFERRED STOCKS   16,361
NONCONVERTIBLE PREFERRED STOCKS - 12.6%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  262,269  751
FINANCE - 1.2%
BANKS - 1.2%
California Federal Bank:
9 1/8%  752,910  18,729
 11 1/2%  77,826  8,775
TOTAL FINANCE   27,504
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. 15% (f)  182,800  6,398
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (e)  584  454
MEDIA & LEISURE - 9.8%
BROADCASTING - 9.1%
American Radio System pay-in-kind 11 3/8%, (f)  68,485  6,763
Cablevision System Corp.:
depositary shares  146,687  13,459
 Series H, $11.75 pay-in-kind  141,070  13,366
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Chancellor Radio Broadcasting Co.:
Series A  160,700 $ 18,159
 12% pay-in-kind (f)  70,000  6,895
NTL, Inc. 13%, pay-in-kind (f)  9,900  9,603
PanAmSat Corp. 12 3/4% pay-in-kind   52,999  63,069
SFX Broadcasting, Inc. 12 5/8%  48,278  4,804
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  70,580  76,226
  212,344
PUBLISHING - 0.7%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  40,324  4,385
 Series D  130,400  12,779
  17,164
TOTAL MEDIA & LEISURE   229,508
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Group, Inc., Series B, 14 7/8%  23,243  2,324
TECHNOLOGY - 1.2%
COMMUNICATIONS EQUIPMENT - 0.6%
Intermedia Communications, Inc. 13 1/2%   1,504  14,551
COMPUTER SERVICES & SOFTWARE - 0.6%
ICG Holdings, Inc. 14 1/4% pay-in-kind  13,303  12,505
TOTAL TECHNOLOGY   27,056
TOTAL NONCONVERTIBLE PREFERRED STOCKS   293,995
TOTAL PREFERRED STOCKS
(Cost $297,749)   310,356
PURCHASED BANK DEBT - 0.1%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $1,423) $ 1,860 $ 1,767
CASH EQUIVALENTS - 9.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 223,965  223,965
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,302,988)  $ 2,329,491
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Azide
 (warrants) 2/5/92 $ -
American Pacific Corp.
 (warrants) 2/5/92 $ 8
Ampex Corp. 8% 2/16/95 $ 307
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 10
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 1,887
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
HM/Hat Brands Trust
 Class I unit 2/22/94 $ 410
Hat Brands, Inc. 9/2/92
 (warrants) to 2/23/94 $ -
SML, Inc.
 Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 1,918
Telex Communications
 Group (warrants) 4/15/92 $ 3
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $275,387,000 or 11.6% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Represents number of units held.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.0%
Ba 5.0% BB  6.2%
B 47.6% B  46.8%
Caa 13.2% CCC  8.3%
Ca, C 0.3% CC, C  2.9%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 6.1%. FMR has determined that unrated debt securities that are lower quality account for 6.1% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,303,078,000. Net unrealized appreciation aggregated $26,413,000, of which $81,420,000 related to appreciated investment securities and $55,007,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                $ 2,329,491
agreements of $223,965) (cost $2,302,988) -
See accompanying schedule

Cash                                                                                     8,814

Receivable for investments sold                                                          15,309

Dividends receivable                                                                     964

Interest receivable                                                                      37,147

Other receivables                                                                        17

Prepaid expenses                                                                         7

 TOTAL ASSETS                                                                            2,391,749

LIABILITIES

Payable for investments purchased                                            $ 10,369

Distributions payable                                                         3,426

Accrued management fee                                                        1,130

Distribution fees payable                                                     692

Other payables and accrued expenses                                           453

 TOTAL LIABILITIES                                                                       16,070

NET ASSETS                                                                              $ 2,375,679

Net Assets consist of:

Paid in capital                                                                         $ 2,321,633

Undistributed net investment income                                                      9,256

Accumulated undistributed net realized gain (loss) on                                    18,287
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            26,503
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                              $ 2,375,679


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                               $12.00
CLASS A:
NET ASSET VALUE and redemption price per share
 ($16,787 (divided by) 1,398.4 shares)

Maximum offering price per share (100/95.75 of $12.00)                              $12.53

CLASS T:                                                                            $12.01
NET ASSET VALUE and redemption price per share
 ($1,881,451 (divided by) 156,635 shares)

Maximum offering price per share (100/96.50 of $12.01)                              $12.45

CLASS B:                                                                            $11.98
NET ASSET VALUE and offering price per share
 ($426,322 (divided by) 35,595 shares) A

INSTITUTIONAL CLASS:                                                                $11.82
NET ASSET VALUE, offering price and redemption price
 per share ($51,119 (divided by) 4,326 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 12,890
Dividends

Interest                                                                        99,163

 TOTAL INCOME                                                                   112,053

EXPENSES

Management fee                                                     $ 6,753

Transfer agent fees                                                 2,153

Distribution fees                                                   4,068

Accounting fees and expenses                                        411

Non-interested trustees' compensation                               10

Custodian fees and expenses                                         46

Registration fees                                                   106

Audit                                                               57

Legal                                                               11

Interest                                                            2

Miscellaneous                                                       34

 Total expenses before reductions                                   13,651

 Expense reductions                                                 (56)        13,595

NET INVESTMENT INCOME                                                           98,458

REALIZED AND UNREALIZED GAIN (LOSS)                                             21,074
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (48,301)

 Assets and liabilities in foreign currencies                       (45)        (48,346)

NET GAIN (LOSS)                                                                 (27,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 71,186
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED APRIL    OCTOBER 31,
                                                          30,1997        1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 98,458       $ 155,775
Net investment income

 Net realized gain (loss)                                  21,074         25,944

 Change in net unrealized appreciation (depreciation)      (48,346)       25,347

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           71,186         207,066
FROM OPERATIONS

Distributions to shareholders                              (117,347)      (147,602)
From net investment income

 From net realized gain                                    (10,591)       -

 TOTAL DISTRIBUTIONS                                       (127,938)      (147,602)

Share transactions - net increase (decrease)               337,317        679,298

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  280,565        738,762

NET ASSETS

 Beginning of period                                       2,095,114      1,356,352

 End of period (including undistributed net investment    $ 2,375,679    $ 2,095,114
income of $9,256 and $28,145, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS         YEAR ENDED
      ENDED APRIL 30,    OCTOBER 31,
      1997

      (UNAUDITED)        1996 E

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                  $ 12.300    $ 12.010

Income from Investment Operations

 Net investment income                                 .516        .163

 Net realized and unrealized gain (loss)               (.117)      .267

 Total from investment operations                      .399        .430

Less Distributions

 From net interest income                              (.639)      (.140)

 From net realized gain                                (.060)      -

 Total distributions                                   (.699)      (.140)

Net asset value, end of period                        $ 12.000    $ 12.300

TOTAL RETURN B, C                                      3.28%       3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 16,787    $ 3,860

Ratio of expenses to average net assets                1.25% A,    1.25% A,
                                                       F           F

Ratio of net interest income to average net assets     8.62% A     9.06% A

Portfolio turnover rate                                94% A       121%

Average commission rate G                             $ .0369     $ .0388

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 F   1993   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 12.310      $ 11.910      $ 11.220      $ 12.010    $ 11.070    $ 10.120
beginning of period

Income from Investment
Operations

 Net investment income          .535 D        1.105 D       .930 D        .848        .980        1.146

 Net realized and               (.132)        .364          .680          (.537)      1.153       .975
 unrealized gain
(loss)

 Total from investment          .403          1.469         1.610         .311        2.133       2.121
 operations

Less Distributions

 From net interest              (.643)        (1.069)       (.920)        (.851)      (.963)      (1.171)
income

 From net realized gain         (.060)        -             -             (.250)      (.230)      -

 Total distributions            (.703)        (1.069)       (.920)        (1.101)     (1.193)     (1.171)

Net asset value,               $ 12.010      $ 12.310      $ 11.910      $ 11.220    $ 12.010    $ 11.070
end of period

TOTAL RETURN B, C               3.31%         12.92%        15.05%        2.64%       20.47%      21.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,881,451   $ 1,709,294   $ 1,200,495   $ 679,623   $ 485,559   $ 136,316
(000 omitted)

Ratio of expenses to            1.10% A       1.12%         1.15%         1.20%       1.11%       1.10%
average net assets                                                                               E

Ratio of expenses to            1.09% A       1.11%         1.15%         1.20%       1.11%       1.10%
average net assets             , G           G
after expense
reductions

Ratio of net interest           8.81% A       9.20%         8.32%         6.92%       8.09%       9.95%
income to average net
assets

Portfolio turnover rate         94% A         121%          112%          118%        79%         100%

Average commission             $ .0369       $ .0388
rate H


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 12.280    $ 11.890    $ 11.210    $ 11.300

Income from Investment Operations

 Net investment income                       .492 D      1.017 D     .794 D      .223

 Net realized and unrealized gain (loss)     (.129)      .361        .721        (.118)

 Total from investment operations            .363        1.378       1.515       .105

Less Distributions

 From net interest income                    (.603)      (.988)      (.835)      (.195)

 From net realized gain                      (.060)      -           -           -

 Total distributions                         (.663)      (.988)      (.835)      (.195)

Net asset value, end of period              $ 11.980    $ 12.280    $ 11.890    $ 11.210

TOTAL RETURN B, C                            2.99%       12.10%      14.12%      .94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 426,322   $ 344,328   $ 155,730   $ 16,959

Ratio of expenses to average net assets      1.76% A     1.79%       2.01%       2.20%
                                                                                A

Ratio of expenses to average net assets      1.75% A,    1.79%       2.01%       2.20%
after expense reductions                     F

Ratio of net interest income to average      8.14% A     8.52%       7.46%       5.92%
net assets                                                                      A

Portfolio turnover rate                      94% A       121%        112%        118%

Average commission rate G                   $ .0369     $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER
      ENDED APRIL 30,    31,
      1997

      (UNAUDITED)        1996                   1995 D


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                  $ 12.120   $ 11.760   $ 11.560

Income from Investment Operations

 Net investment income                                 .537       1.070      .390

 Net realized and unrealized gain (loss)               (.117)     .368       .193

 Total from investment operations                      .420       1.438      .583

Less Distributions

 From net interest income                              (.660)     (1.078)    (.383)

 From net realized gain                                (.060)     -          -

 Total distributions                                   (.720)     (1.078)    (.383)

Net asset value, end of period                        $ 11.820   $ 12.120   $ 11.760

TOTAL RETURN B, C                                      3.51%      12.81%     5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 51,119   $ 37,632   $ 126

Ratio of expenses to average net assets                .88% A     1.10%      .70%
                                                                            A

Ratio of expenses to average net assets after          .87% A,    1.05%      .70%
expense reductions                                     E         E          A

Ratio of net interest income to average net assets     9.02% A    9.26%      8.77%
                                                                            A

Portfolio turnover rate                                94% A      121%       112%

Average commission rate F                             $ .0369    $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,804,000 or 0.2% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,767,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,226,523,000 and $973,621,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 7,000       $ 7,000

CLASS T     2,297,000     2,297,000

CLASS B     1,764,000     490,000

           $ 4,068,000   $ 2,794,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 144,000     $ 93,000

CLASS T     1,817,000     1,305,000

CLASS B     437,000       0 *

           $ 2,398,000   $ 1,398,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC *    $ 11,000       .23

CLASS T**              FIIOC *     1,733,000     .19

CLASS B                FIIOC *     373,000       .19

INSTITUTIONAL CLASS    FIIOC *     36,000        .17

                                  $ 2,153,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD
 DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $12,788,000. The weighted average interest rate was 5.88%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.25% of average net assets for Class A. For the period, the reimbursement reduced expenses by $5,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $31,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER AGENT
                       INTEREST CREDITS

CLASS T                $ 11,000

CLASS B                 1,000

INSTITUTIONAL CLASS     1,000

                       $ 13,000

7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS         YEAR ENDED
                              ENDED APRIL 30,    OCTOBER
                              1997               31,1996A

CLASS A

From net investment income    $ 490,000          $ 21,000

From net realized gain         32,000             -

Total                         $ 522,000          $ 21,000

CLASS T

From net investment income    $ 95,544,000       $ 126,490,000

From net realized gain         8,606,000          -

Total                         $ 104,150,000      $ 124,490,000

CLASS B

From net investment income    $ 18,995,000       $ 19,788,000

From net realized gain         1,771,000          -

Total                         $ 20,766,000       $ 19,788,000

INSTITUTIONAL CLASS

From net investment income    $ 2,318,000        $ 1,303,000

From net realized gain         182,000            -

Total                         $ 2,500,000        $ 1,303,000

                              $ 127,938,000      $ 147,602,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                          DOLLARS

                                 SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A        1997              1996 A

CLASS A                           1,156             320          $ 14,111          $ 3,920
Shares sold

Reinvestment of distributions     31                1             372               14

Shares redeemed                   (103)             (7)           (1,252)           (86)

Net increase (decrease)           1,084             314          $ 13,231          $ 3,848

CLASS T                           42,271            91,099       $ 516,836         $ 1,097,837
Shares sold

Reinvestment of distributions     6,544             7,820         79,875            94,206

Shares redeemed                   (31,075)          (60,831)      (379,463)         (733,452)

Net increase (decrease)           17,740            38,088       $ 217,248         $ 458,591

CLASS B                           10,696            21,079       $ 130,370         $ 255,498
Shares sold

Reinvestment of distributions     1,135             1,065         13,823            12,810

Shares redeemed                   (4,286)           (7,197)       (51,918)          (88,123)

Net increase (decrease)           7,545             14,947       $ 92,275          $ 180,185

INSTITUTIONAL CLASS               3,593             5,514        $ 43,204          $ 65,404
Shares sold

Reinvestment of distributions     184               94            2,188             1,124

Shares redeemed                   (2,556)           (2,514)       (30,829)          (29,854)

Net increase (decrease)           1,221             3,094        $ 14,563          $ 36,674


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 30, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 19,000

CLASS T                 53,000

CLASS B                 20,000

INSTITUTIONAL CLASS     14,000

                       $ 106,000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH YIELD
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   30    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  38    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR HIGH YIELD FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of class total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997               PAST 6   PAST 1   PAST 5   PAST 10
                                           MONTHS   YEAR     YEARS    YEARS

Advisor High Yield - Institutional Class   3.51%    9.78%    75.47%   246.14%

Merrill Lynch High Yield Master Index      5.07%    11.82%   71.94%   187.12%

High Current Yield Funds Average           4.69%    11.26%   65.89%   144.33%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 174 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997               PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Advisor High Yield - Institutional Class   9.78%    11.90%   13.22%

Merrill Lynch High Yield Master Index      11.82%   11.45%   11.12%

High Current Yield Funds Average           11.26%   10.63%   9.25%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             FA High Yield -CL I         ML High Yield Master
             00644                       ML002
  1987/04/30      10000.00                    10000.00
  1987/05/31       9892.59                     9954.94
  1987/06/30      10050.10                    10092.55
  1987/07/31      10084.55                    10147.47
  1987/08/31      10184.52                    10249.15
  1987/09/30       9814.37                    10013.33
  1987/10/31       9403.00                     9745.79
  1987/11/30       9745.78                     9992.25
  1987/12/31       9920.33                    10124.94
  1988/01/31      10439.86                    10402.00
  1988/02/29      10774.64                    10684.25
  1988/03/31      10704.72                    10666.58
  1988/04/30      10674.17                    10697.39
  1988/05/31      10708.77                    10753.22
  1988/06/30      11132.66                    10958.82
  1988/07/31      11293.28                    11074.63
  1988/08/31      11238.11                    11111.02
  1988/09/30      11357.09                    11223.01
  1988/10/31      11485.26                    11397.87
  1988/11/30      11519.05                    11440.56
  1988/12/31      11631.08                    11488.97
  1989/01/31      11946.00                    11661.27
  1989/02/28      12029.50                    11739.63
  1989/03/31      11912.13                    11729.19
  1989/04/30      11780.13                    11763.81
  1989/05/31      12077.75                    11980.37
  1989/06/30      12508.90                    12150.11
  1989/07/31      12577.21                    12207.65
  1989/08/31      12704.41                    12267.95
  1989/09/30      12331.58                    12151.16
  1989/10/31      11868.57                    11958.96
  1989/11/30      11903.18                    11985.76
  1989/12/31      12053.89                    11974.92
  1990/01/31      11879.01                    11740.88
  1990/02/28      11815.95                    11569.90
  1990/03/31      12024.09                    11726.30
  1990/04/30      12168.66                    11785.88
  1990/05/31      12577.36                    11998.77
  1990/06/30      12936.34                    12231.23
  1990/07/31      13237.31                    12489.70
  1990/08/31      12912.35                    12011.57
  1990/09/30      12585.90                    11489.17
  1990/10/31      12292.92                    11196.80
  1990/11/30      12676.73                    11291.65
  1990/12/31      12933.96                    11454.36
  1991/01/31      13231.52                    11616.27
  1991/02/28      13990.83                    12478.47
  1991/03/31      14515.70                    13015.00
  1991/04/30      14957.71                    13478.48
  1991/05/31      15117.03                    13544.30
  1991/06/30      15522.89                    13816.76
  1991/07/31      16083.65                    14147.82
  1991/08/31      16292.42                    14445.18
  1991/09/30      16512.41                    14629.17
  1991/10/31      17169.98                    15063.88
  1991/11/30      17368.20                    15237.88
  1991/12/31      17453.66                    15414.91
  1992/01/31      18253.73                    15953.86
  1992/02/29      19009.35                    16350.08
  1992/03/31      19548.19                    16578.21
  1992/04/30      19726.08                    16698.87
  1992/05/31      19941.30                    16965.23
  1992/06/30      20242.30                    17176.02
  1992/07/31      20607.28                    17524.02
  1992/08/31      20988.32                    17756.03
  1992/09/30      21213.10                    17958.34
  1992/10/31      20940.58                    17731.53
  1992/11/30      21169.39                    17982.65
  1992/12/31      21483.63                    18214.19
  1993/01/31      22057.88                    18662.69
  1993/02/28      22541.05                    19015.96
  1993/03/31      23064.07                    19345.63
  1993/04/30      23195.44                    19484.49
  1993/05/31      23510.91                    19746.78
  1993/06/30      24084.63                    20117.78
  1993/07/31      24400.85                    20334.01
  1993/08/31      24590.89                    20527.85
  1993/09/30      24637.74                    20629.14
  1993/10/31      25226.58                    21017.74
  1993/11/30      25409.37                    21132.69
  1993/12/31      25876.92                    21344.01
  1994/01/31      26620.44                    21811.76
  1994/02/28      26511.12                    21654.90
  1994/03/31      25702.90                    20949.23
  1994/04/30      25416.58                    20704.42
  1994/05/31      25574.37                    20630.65
  1994/06/30      25527.19                    20706.59
  1994/07/31      25625.98                    20852.15
  1994/08/31      25809.34                    20996.99
  1994/09/30      25940.52                    20989.04
  1994/10/31      25893.09                    21042.37
  1994/11/30      25478.90                    20863.38
  1994/12/31      25490.37                    21095.45
  1995/01/31      25709.56                    21393.53
  1995/02/28      26537.26                    22061.04
  1995/03/31      26776.13                    22368.05
  1995/04/30      27640.24                    22891.77
  1995/05/31      28259.51                    23606.96
  1995/06/30      28199.86                    23787.27
  1995/07/31      28893.04                    24059.21
  1995/08/31      29064.46                    24205.23
  1995/09/30      29420.45                    24482.16
  1995/10/31      29642.66                    24655.71
  1995/11/30      29802.79                    24896.38
  1995/12/31      30254.53                    25296.01
  1996/01/31      30974.01                    25695.52
  1996/02/29      31374.00                    25734.21
  1996/03/31      31189.48                    25664.32
  1996/04/30      31530.75                    25675.94
  1996/05/31      31744.98                    25861.11
  1996/06/30      31797.68                    26016.46
  1996/07/31      31802.50                    26193.09
  1996/08/31      32235.50                    26463.59
  1996/09/30      33335.24                    27031.38
  1996/10/31      33440.77                    27327.62
  1996/11/30      33859.75                    27880.11
  1996/12/31      34260.51                    28094.64
  1997/01/31      34608.81                    28310.55
  1997/02/28      35275.37                    28707.69
  1997/03/31      34330.54                    28388.85
  1997/04/30      34614.23                    28711.96
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Institutional Class on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $34,614 - a 246.14% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,712 - a 187.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                        SIX         YEARS ENDED OCTOBER 31,
                        MONTHS
                        ENDED
                        APRIL 30,

                        1997        1996                      1995     1994     1993     1992

Dividend return         5.50%       9.75%                     9.69%    7.15%    9.66%    12.57%

Capital appreciation    -1.99%       3.06%                     4.81%   -4.51%   10.81%    9.39%
 return

Total return            3.51%       12.81%                    14.50%   2.64%    20.47%   21.96%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            7.75(cents)   65.99(cents)   114.48(cents)

Annualized dividend rate       8.02%         11.04%         9.56%

30-day annualized yield        8.30%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $11.75 over the past one month, $12.05 over the past six months, and $11.98 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. FUND TALK: THE MANAGER'S OVERVIEW


An interview with Margaret Eagle, Portfolio Manager of Fidelity Advisor High Yield Fund
Q. HOW HAS THE FUND PERFORMED, MARGARET?
A. For the six months ended April 30, 1997, the fund's Institutional Class shares had a total return of 3.51%. For the same six-month period, the high current yield funds average returned 4.69%, as tracked by Lipper Analytical Services, and the Merrill Lynch High Yield Master Index returned 5.07%. For the 12-month period ended April 30, 1997, the fund's Institutional Class shares had a total return of 9.78%, while the high current yield funds average returned 11.26%, as tracked by Lipper Analytical Services, and the Merrill Lynch High Yield Master Index returned 11.82%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE FOR THE HIGH-YIELD MARKET OVER THE PAST SIX MONTHS?
A. It was a fairly strong period for the high-yield market. One positive was that default rates - a measure of how many high-yield companies are unable or unwilling to pay back their debt - continued at levels well below historical norms. Second, many companies that have issued high-yield bonds continued to benefit from a healthy domestic economy. Third, both individual and institutional investors continued to pour money into high-yield mutual funds because of their attractive yields and five-year risk adjusted returns. Finally, except for the month of March, the past six months were characterized by a relatively benign interest rate environment and an exceptionally strong stock market, both of which helped the high-yield bond market.
Q. WHY DID THE FUND LAG ITS COMPETITORS OVER THE PAST SIX MONTHS?
A. The fund's investments in wireless cable companies didn't keep pace with the overall high-yield market and were a main reason for the fund's lag. Nearly all companies in this sector were hurt because investors expected the industry to consolidate much more quickly than it actually has. What's more, many of the fund's wireless cable holdings were zero coupon bonds, which didn't perform as well as interest-bearing bonds when interest rates rose during the last several months of the period. Zeros make no periodic interest payments, but instead are sold at a deep discount from their value. I would also point to other zero coupon bonds issued by alternative local telephone companies, including Nextlink, and zeros issued by U.K. cable companies, which also acted as a drag on performance because of rising interest rates late in the period.
Q. WHAT WERE SOME OF THE WINNERS DURING THE MOST RECENT SIX-MONTH PERIOD?
A. Several of the fund's large holdings - including Revlon, PanAmSat and Time Warner - performed well. Revlon saw its zero coupon bonds get defeased
- meaning their risk was greatly reduced because they were backed by Treasury bonds - as a part of a large recapitalization plan. The preferred stock of satellite company PanAmSat posted impressive gains when the company was acquired by GM Hughes. I continued to hold onto PanAmSat because the company's credit rating - which is a measure of its ability to pay back debt - was recently upgraded to investment grade and the holding provides a very attractive yield to the fund. Time Warner preferred stock rose, thanks to strong operating results from its vast media operations.
Q. YOU MENTIONED THAT THE FUND'S HOLDINGS IN ALTERNATIVE LOCAL TELEPHONE COMPANIES AND U.K. CABLE COMPANIES DIDN'T PERFORM WELL BECAUSE THEY WERE ZERO COUPON BONDS. WHY DID YOU CONTINUE TO HOLD ONTO THEM?
A. First of all, it's important to point out that the majority of these industries' high-yield debt issuance comes in the form of zero coupon bonds. Granted, zeros are more sensitive to rising interest rates, but I felt that both industries continued to post attractive growth rates and the potential for strong returns. Additionally, many of the fund's holdings in these two sectors offered extremely attractive yields, as much as five percentage points more than U.S. Treasury bonds with comparable maturities. Alternative local telephone companies, which provide local telephone networks to serve businesses, are quickly adding phone lines and customers, their revenues are growing and some have even shown improvements in generating cash flow. U.K. cable companies also are turning the corner on their cash flows, and their business plans are beginning to work, thanks primarily to gains in providing telephone service. What's more, there has been a lot of consolidation going on in the U.K. cable sector. Further, I believe that changing regulations that will allow foreign ownership possibilities in 1998 should favor the trend toward consolidation and help the industry.
Q. WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET?
A. In my view, there are two things that could upset the high-yield market's advance. The first is a bear market for stocks, which would likely spill over into the high-yield market. The second is a recession, because it would tend to diminish company earnings and curtail their ability to pay back debt. But barring those two events, which I don't think anyone can accurately predict if or when they will occur, I'm cautiously optimistic. From a technical standpoint, the market is quite strong. Demand for high-yield bonds has been quite good, while supply, although somewhat heavy recently, has been easily digested by investors seeking out high yields on fixed-income investments. I believe that as long as those technical factors remain in place and there isn't a dramatic sell-off in the stock market or an economic slowdown, the high-yield market could continue to perform well. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a combination
of a high level of income and
potential for capital gains by
investing in a diversified
portfolio consisting primarily
of high-yielding, fixed-income
and zero coupon securities,
such as bonds, debentures
and notes, convertible
securities and preferred
stocks
START DATE: January 5, 1987
SIZE: as of April 30, 1997,
more than $2.3 billion
MANAGER: Margaret Eagle,
since 1987; joined Fidelity
in 1980
(checkmark)
MARGARET EAGLE ON WHAT'S
AHEAD FOR THE FUND:
"I'll most likely keep a good
portion of the fund invested in
the relatively higher-quality
investments within the
high-yield sector. While these
can be more sensitive to
changing interest rates and, as
such, can be hurt more than
lower-quality bonds when
interest rates rise, I think that
they offer the best risk/reward
payoff. In my view, the default
rate - which measures the
rate at which companies refuse
or are unable to pay off their
debt - could pick up over the
next couple years from the
currently very benign rate of
about 2% to 3% annually. But
as always, I look for
opportunities where strong
credit improvements - even
with lower-quality bonds -
can provide capital
appreciation and relatively
high yields."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF APRIL 30, 1997
(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         IN THESE HOLDINGS
                                                         6 MONTHS AGO

Time Warner, Inc.                         3.3            2.1

Repap New Brunswick, Inc.                 3.2            1.0

PanAmSat Corp.                            2.7            3.4

Pathmark Stores, Inc.                     2.5            1.0

Echostar Communications Corp.             1.8            1.8

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Media & Leisure      20.5           21.2

Basic Industries     14.7           10.2

Utilities            13.1           9.4

Technology           7.1            6.7

Retail & Wholesale   6.2            5.7

QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa, Aa, A          0    0.0
                    .
                    0

Baa                 0    0.0
                    .
                    0

Ba                  5    8.0
                    .
                    2

B                   4    50.2
                    7
                    .
                    7

Caa, Ca, C          1    9.3
                    4
                    .
                    7

Not Rated           6    6.1
                    .
                    1

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT APRIL 30, 1997 AND OCTOBER 31, 1996 ACCOUNT FOR 6.1% AND 6.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **

Nonconvertible
bonds  72.3%
Convertible bonds,
preferred stocks 13.3%
Common stocks 3.4%
Foreign government
obligations 0.0%
Short-term
investments 9.6%
Other investments 1.4%
Nonconvertible
bonds  70.6%
Convertible bonds,
preferred stocks 12.4%
Common stocks 3.0%
Foreign government
obligations 0.9%
Short-term
investments 11.4%
Other investments 1.7%
Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 9.6
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 3.4
Row: 1, Col: 5, Value: 13.3
Row: 1, Col: 6, Value: 72.3
Row: 1, Col: 1, Value: 1.7
Row: 1, Col: 2, Value: 11.4
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 12.4
Row: 1, Col: 6, Value: 70.0
* FOREIGN
 INVESTMENTS 5.9%
** FOREIGN
 INVESTMENTS 6.5%
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 72.3%
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.0%
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)  - $ 110 $ 70
NONCONVERTIBLE BONDS - 72.3%
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.3%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  7,920  8,613
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  7,875  7,875
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  2,290  2,519
Wyman-Gordon Co. 10 3/4%, 3/15/03  Ba3  9,460  10,099
  29,106
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07 (f)  B1  3,260  3,211
SHIP BUILDING & REPAIR - 0.8%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  4,880  4,892
 9 1/4%, 12/1/06  B1  14,340  14,662
  19,554
TOTAL AEROSPACE & DEFENSE   51,871
BASIC INDUSTRIES - 14.6%
CHEMICALS & PLASTICS - 5.7%
American Pacific Corp. 11%, 2/21/02 (f)  -  338  321
Astor Corp. 10 1/2%, 10/15/06  B3  13,290  13,689
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. 0%, 7/1/04 (d)  Caa  20,300  17,661
Foamex LP/Foamex Capital Corp.:
9 1/2%, 6/1/00  B1  570  581
 11 1/4%, 10/1/02  B1  8,240  8,693
Freedom Chemical Co. 10 5/8%, 10/15/06  B3  6,420  6,677
Key Plastics, Inc. 10 1/4% 3/15/07 (f)  B3  2,070  2,101
NL Industries, Inc. 11 3/4%, 10/15/03  B1  800  854
Pioneer Americas Acquisition Corp. 1st Mtg.
13 3/8%, 4/1/05  B2  14,210  15,915
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3 $ 12,670 $ 13,430
Sterling Chemicals Holdings, Inc.:
11 3/4%, 8/15/06  B3  18,580  19,602
 0%, 8/15/08 (d)  Caa  43,330  27,515
Texas Petrochemicals Corp. 11 1/8%, 7/1/06  B3  4,830  5,047
  132,086
METALS & MINING - 1.0%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  22,140  24,133
PACKAGING & CONTAINERS - 1.2%
Crown Packaging Holdings Ltd. 0%, 11/1/03 (d)  Ca  2,010  623
Fonda Group, Inc. Inc. 9 1/2%, 3/01/07 (f)  B3  2,350  2,221
Gaylord Container Corp. 12 3/4%, 5/15/05  Caa  23,760  25,364
  28,208
PAPER & FOREST PRODUCTS - 6.7%
Asia Pulp & Paper Finance II Mauritius Ltd.
12%, 3/15/04 (f)  B3  12,000  11,310
American Pad & Paper Co., Inc. 13%, 11/15/05  B3  4,418  5,103
Container Corp. of America:
10 3/4%, 5/1/02  B1  1,870  1,999
 9 3/4%, 4/1/03  B1  16,470  17,026
 11 1/4%, 5/1/04  B1  5,370  5,746
Florida Coast Paper Co. LLC\Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  B3  5,000  4,725
Ivex Packaging Corp. 12 1/2%, 12/15/02  B3  6,700  7,136
Repap New Brunswick, Inc. yankee:
9 1/8%, 7/15/00 (g)  B2  2,090  2,048
 9 7/8%, 7/15/00  B2  13,800  13,697
 10 5/8%, 4/15/05  Caa  62,840  59,226
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B2  14,540  14,358
 9 7/8%, 5/1/06  Caa  9,460  8,987
SD Warren Co., Series B, 12%, 12/15/04  B1  3,380  3,718
  155,079
TOTAL BASIC INDUSTRIES   339,506
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Aftermarket Technology Corp. 12%, 8/1/04  B3 $ 4,120 $ 4,522
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  4,430  4,496
  9,018
TEXTILES & APPAREL - 1.3%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  16,790  17,125
Dan River, Inc. 10 1/8%, 12/15/03  B3  10,680  11,000
GFSI, Inc. 9 5/8%, 3/1/07 (f)  B3  1,880  1,861
Hat Brands, Inc. (b):
Series B, 12 5/8%, 9/15/02   -  710  391
 Series D, 12 5/8%, 9/15/02   -  820  451
  30,828
TOTAL DURABLES   39,846
ENERGY - 4.9%
ENERGY SERVICES - 0.8%
Cliffs Drilling Co. 10 1/4%, 5/15/03  B1  15,080  15,683
Parker Drilling Co. 9 3/4%, 11/15/06  B1  2,550  2,627
  18,310
OIL & GAS - 4.1%
Chesapeake Energy Corp.:
10 1/2%, 6/1/02  Ba2  5,960  6,470
 9 1/8%, 4/15/06  Ba2  2,800  2,864
Deeptech International, Inc. 12%, 12/15/00  Caa  6,690  7,025
Flores & Rucks, Inc.:
13 1/2%, 12/1/04  B1  13,900  16,159
 9 3/4%, 10/1/06  B3  8,865  9,175
Forcenergy, Inc.:
9 1/2%, 11/1/06  B2  2,720  2,747
 8 1/2%, 2/15/07 (f)  B2  10,360  9,842
Forest Oil Corp. 11 1/4%, 9/1/03  B2  6,650  7,082
HS Resources, Inc. 9 1/4%, 11/15/06   B2  1,610  1,566
KCS Energy, Inc. 11%, 1/15/03  B1  13,090  13,974
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Lomak Petroleum, Inc. 8 3/4%, 1/15/07  B1 $ 7,210 $ 6,885
Mesa Operating Co. 10 5/8%, 7/1/06  B2  2,930  3,194
United Meridian Corp. 10 3/8%, 10/15/05  B2  7,400  7,918
  94,901
TOTAL ENERGY   113,211
FINANCE - 3.5%
ASSET-BACKED SECURITIES - 1.2%
Airplanes Pass Through Trust Class D,
10 7/8%, 3/15/19   Ba2  26,015  28,812
CREDIT & OTHER FINANCE - 0.1%
Homeside, Inc. 11 1/8%, 5/15/03  Ba1  2,890  3,280
INSURANCE - 0.5%
Penncorp Financial Group, Inc.
9 1/4%, 12/15/03  B1  10,000  10,400
SAVINGS & LOANS - 1.7%
First Nationwide Holdings, Inc.:
12 1/4%, 5/15/01  Ba2  6,850  7,551
 10 5/8%, 10/01/03  Ba3  18,520  19,770
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  10,730  11,803
  39,124
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (f)  -  86  95
TOTAL FINANCE   81,711
HEALTH - 0.9%
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Dade International, Inc. 11 1/8%, 5/1/06  B3  11,700  12,812
IMED Corp. 9 3/4%, 12/1/06 (f)  B3  2,660  2,653
  15,465
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.3%
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3 $ 6,800 $ 6,715
TOTAL HEALTH   22,180
HOLDING COMPANIES - 0.4%
BPC Holdings Corp. 12 1/2%, 6/15/06  Caa  9,160  9,618
INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%
ELECTRICAL EQUIPMENT - 1.1%
L-3 Communications Corp.
10 3/8%, 5/1/07 (f)  B2  2,600  2,678
Motors & Gears, Inc. 10 3/4%, 11/15/06 (f)  B3  6,190  6,205
Omnipoint Corp.:
11 5/8%, 8/15/06  B2  9,270  7,231
 11 3/8%, 8/15/06   B3  12,200  9,516
  25,630
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Calmar, Inc. Series B, 11 1/2%, 8/15/05  B3  15,050  15,125
Continental Global Group, Inc.
11%, 4/1/07 (f)  B2  7,900  8,137
Goss Graphic System, Inc. 12%, 10/15/06  B2  1,410  1,498
International Knife & Saw, Inc.
11.375%,11/15/06  B3  3,440  3,492
MVE, Inc. 12 1/2%, 2/15/02  B3  8,240  8,240
Mosler, Inc. 11%, 4/15/03  Caa  13,350  12,282
Rayovac Corp. 10 1/4%, 11/01/06  B3  13,560  14,102
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  7,050  7,464
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B1  565  585
 10 3/4%, 11/1/03  B3  1,938  2,011
UCAR Global Enterprises, Inc. 12%, 1/15/05  B1  5,000  5,613
  78,549
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.0%
Allied Waste of North America, Inc.
10 1/4%, 12/1/06 (f)  B3 $ 22,710 $ 23,846
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   128,025
MEDIA & LEISURE - 9.7%
BROADCASTING - 4.9%
Adelphia Communications Corp.:
12 1/2%, 5/15/02  B3  3,760  3,939
 9 7/8%, 3/1/07 (f)  -  20,000  18,900
CS Wireless Systems, Inc. 0%, 3/1/06 (d)  Caa  4,820  1,301
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (d)(f)  CCC  4,810  2,682
Chancellor Radio Broadcasting Co.
12 1/2%, 10/01/04  B3  4,345  4,812
Diamond Cable Communications PLC yankee (d):
0%, 9/30/04  B3  21,300  17,519
 0%, 12/15/05  B3  5,005  3,460
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  790  812
International Cabletel, Inc.:
0%, 2/1/06 (d)  B3  12,720  8,300
 10%, 2/15/07 (f)    18,800  18,377
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  23,690  24,697
Spanish Broadcasting System, Inc.
7 1/2%, 6/15/02  B3  5,270  5,665
Telewest PLC 0%, 10/1/07 (d)  B1  5,620  3,801
  114,265
ENTERTAINMENT - 2.3%
AMF Group, Inc., Series B, 10 7/8%, 3/15/06  B2  10,000  10,425
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  10,170  10,577
Premier Parks, Inc. 9 3/4%, 1/15/07  B2  3,590  3,662
Viacom, Inc. 8%, 7/7/06  B1  31,350  29,391
  54,055
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.5%
ICON Health and Fitness, Inc. 13%, 7/15/02  B3 $ 4,260 $ 4,729
ICON Fitness Corp. 0%, 11/15/06 (f)  CCC  14,020  7,290
  12,019
LODGING & GAMING - 1.0%
KSL Recreation Group, Inc.
10 1/4%, 5/1/07 (f)  B3  10,750  10,858
Horseshoe Gaming LLC 12 3/4%, 9/30/00  B1  8,630  9,407
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  2,750  2,970
  23,235
RESTAURANTS - 1.0%
SC International Services, Inc. 13%, 10/1/05  B3  20,730  23,218
TOTAL MEDIA & LEISURE   226,792
NONDURABLES - 2.8%
FOODS - 2.3%
Fresh Del Monte Produce NV 10%, 5/1/03  Caa  33,690  32,679
Gorges/Quik 11 1/2%, 12/01/06   B3  12,000  12,150
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  7,745  7,474
 11 1/8%, 10/1/02  B3  1,470  1,459
  53,762
HOUSEHOLD PRODUCTS - 0.5%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  10,570  11,072
TOTAL NONDURABLES   64,834
RETAIL & WHOLESALE - 6.1%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(f)  -  2,201  88
Specialty Retailers, Inc. 10%, 8/15/00  B1  770  793
  881
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.4%
K mart Corp.:
8.70%, 8/1/97  Ba2 $ 2,500 $ 2,506
 9.55%, 6/30/98  Ba2  6,175  6,268
  8,774
GROCERY STORES - 5.6%
Food 4 Less Holdings, Inc.
0%, 7/15/05 (d)  Caa  9,120  6,566
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  Caa  45,035  44,585
 12 5/8%, 6/15/02  Caa  4,410  4,465
 9 5/8%, 5/1/03  B3  11,090  10,314
Pueblo Xtra International, Inc. 9 1/2%, 8/1/03  B3  9,790  9,068
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  3,880  4,123
 11%, 6/15/05  B3  20,270  21,638
Smith's Food & Drug Centers, Inc.
11 1/4%, 5/15/07  B3  12,710  14,172
Star Markets, Inc. 13%, 11/1/04  B3  13,740  15,183
  130,114
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Guitar Center Management Co., Inc.
11%, 7/1/06  B2  2,818  3,058
TOTAL RETAIL & WHOLESALE   142,827
SERVICES - 2.3%
LEASING & RENTAL - 0.4%
GPA:
9.12%, 2/24/99    750  761
 9%, 8/16/99  -  3,250  3,307
GPA Delaware, Inc. gtd. 8 3/4%, 12/15/98    1,570  1,590
GPA Holland 8.94%, 2/16/99  -  4,500  4,601
  10,259
PRINTING - 0.7%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  15,370  15,601
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - CONTINUED
SERVICES - 1.2%
Orion Network Systems, Inc. :
11 1/4%, 1/15/07 unit  B2 $ 18,480 $ 18,480
 0%, 1/15/07 unit (d)  B2  11,810  6,053
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  2,860  3,117
  27,650
TOTAL SERVICES   53,510
TECHNOLOGY - 5.8%
COMMUNICATIONS EQUIPMENT - 3.8%
Echostar Communications Corp.
0%, 6/1/04 (d)  B2  51,728  42,417
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa  48,240  34,250
Hyperion Telecommunications, Inc.,
Series B, 0%, 4/15/03 (d)  -  15,680  7,958
Intermedia Communications Florida, Inc.,
Series B, 13 1/2%, 6/1/05  B3  2,500  2,750
  87,375
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Dictaphone Corp. 11 3/4%, 8/1/05  B3  13,390  12,151
Exide Electronics Group, Inc.
11 1/2%, 5/15/06  B3  14,055  14,758
Unisys Corp. 11 3/4%, 10/15/04  B1  3,660  3,852
  30,761
ELECTRONIC INSTRUMENTS - 0.3%
Packard Bioscience, Inc.
9 3/8%, 3/1/07 (f)  B3  7,640  7,545
ELECTRONICS - 0.4%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  7,794  8,515
TOTAL TECHNOLOGY   134,196
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 11.9%
CELLULAR - 7.2%
Comcast Cellular Corp.:
Series A, 0%, 3/5/00  B2 $ 22,370 $ 16,498
 Series B, 0%, 3/5/00  B2  14,970  11,040
Dial Call Communications, Inc.
0%, 12 3/4%, 4/15/04 (d)  B3  11,540  9,001
Fonorola, Inc. 12 1/2%, 8/15/02  B2  7,180  7,754
McCaw International Ltd. unit
0%, 4/15/07 (d)(f)  CCC  52,360  25,591
Microcell Telecommunications, Inc.
0%, 6/1/06 (d)  B3  45,890  22,486
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  13,450  9,415
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  8,850  8,695
Nextel Communications, Inc (d):
0%, 9/1/03  B3  32,150  26,443
 0%, 8/15/04  B3  10,210  7,377
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  4,600  3,128
RSL Communications Ltd./RSL Communications
PLC unit 12 1/4%, 11/15/06 (f)  -  15,650  15,650
Sprint Spectrum LP/Sprint Spectrum
Finance Corp. 11%, 8/15/06  B2  3,970  4,307
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B2  980  823
  168,208
TELEPHONE SERVICES - 4.7%
Brooks Fiber Properties, Inc. (d):
0%, 3/1/06  -  4,690  3,049
 0%, 11/1/06  -  7,120  4,414
Call-Net Enterprises, Inc. yankee
0%, 12/1/04 (d)  B2  10,990  9,259
GST USA, Inc. 0%, 12/15/05 (d)  -  18,380  10,660
Mcleod, Inc. 0%, 3/1/07 (d)(f)   B3  21,530  12,272
Nextlink Communications, Inc.
12 1/2%, 4/15/06  -  28,040  28,601
CORPORATE BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Pagemart, Inc. 0%, 11/1/03 (d)  - $ 1,920 $ 1,536
Qwest Communications International, Inc.
10 7/8%, 4/01/07 (f)  B2  17,170  17,470
Teleport Communications Group, Inc.:
 8%, 8/1/05  B1  18,800  12,925
 9 7/8%, 7/1/06  B1  7,680  7,967
  108,153
TOTAL UTILITIES   276,361
TOTAL NONCONVERTIBLE BONDS   1,684,488
TOTAL CORPORATE BONDS
(Cost $1,674,288)   1,684,558
COMMERCIAL MORTGAGE SECURITIES - 1.3%
Bardell Associates Note Trust 12 1/2%, 11/1/08 (e)  -  1,822  1,936
CBA Mortgage Corp. Series 1993-C1 Class E,
7.76%, 12/25/03 (f)(g)  Ba2  3,000  2,881
First Chicago/Lennar Trust I Series 1997 CHL1
Class E, 8.106%, 4/1/39 (g)    7,600  5,700
Merrill Lynch Mortgage Investments, Inc.
Series 1994 Class M 1-E, 8.1288%,
6/25/22 (f)(g)  Ba2  4,370  4,275
Resolution Trust Corp. Series 1995-C2 Class F,
7%, 5/25/27  B1  1,929  1,791
SML, Inc. Series 1994-C1 Class C,
9.20%, 9/18/99 (e)  -  2,950  1,962
Structured Asset Securities Corp.:
Series 1995-C1
 Class E, 7 3/8%, 9/25/24 (f)  BB  4,000  3,516
 Series 1996-CFL
 Class G, 7 3/4%, 2/25/28 (f)  -  8,060  6,798
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $25,878)   28,859
FOREIGN GOVERNMENT OBLIGATIONS - 0.0%
 MOODY'S  PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
Mexico Value recovery rights discount D  - $ 1 $ -
COMMON STOCKS - 3.4%
 SHARES
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
American Azide (warrants) (a)(e)  54  -
American Pacific Corp. (warrants) (a)(e)  32,143  8
Atlantis Group, Inc. (Trivest/Winston) (a)(e)  8,825  79
Foamex International, Inc. (a)  96,500  1,387
Foamex-JPS Automotive LP/Foamex JPS
Capital Corp. (warrants) (a)  15,350  430
Sterling Chemical Holdings (warrants) (a)  8,460  296
Trivest 1992 Special Fund Ltd. (h)  3.0  318
  2,518
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd. (warrants) (a)  2,010  -
PAPER & FOREST PRODUCTS - 0.0%
Mail-Well Holdings, Inc. (a)(f)  31,251  855
TOTAL BASIC INDUSTRIES   3,373
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Capital Pacific Holdings, Inc. (warrants) (a)(f)  24,095  13
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Hat Brands, Inc. (warrants) (a)(e)  7,229  23
HM/Hat Brands Trust Class I Unit (a)(e)  410,000  254
TOTAL DURABLES   277
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
Cliffs Drilling Co. (a)  37,900  2,312
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 0.4%
Flores & Rucks, Inc. (a)  191,500 $ 8,354
Mesa, Inc.   341,000  1,748
  10,102
TOTAL ENERGY   12,414
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (f)  900  90
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
XRC Corp. (a)  84,961  2
HOLDING COMPANIES - 0.1%
HOLDING COMPANIES - 0.1%
SDW Holdings Corp. (a):
(warrants)  190,970  955
 Series B (warrants)  18,280  311
TOTAL HOLDING COMPANIES   1,266
INDUSTRIAL MACHINERY & EQUIPMENT --0.3%
ELECTRICAL EQUIPMENT - 0.2%
Echostar Communications Corp. Class A (a)  233,337  3,529
Telex Communications Group (warrants) (a)(e)  160  88
  3,617
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
Thermadyne Holdings Corp. (a)  14,085  382
POLLUTION CONTROL - 0.1%
Allied Waste Industries, Inc.   215,800  2,401
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   6,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.9%
CS Wireless Systems, Inc. (a)(f)  1,764 $ -
Chancellor Broadcasting Co. Class A (a)  109,200  3,058
Jacor Communications, Inc. Class A (a)  241,400  6,789
PanAmSat Corp. (a)  226,300  6,619
SFX Broadcasting, Inc. (a)  92,000  2,898
Telemundo Group, Inc. Class A (a)  40,000  1,050
  20,414
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(f)  1,460  80
TOTAL MEDIA & LEISURE   20,494
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a)  35,870  3
Lamonts Apparel, Inc. (warrants) (a)  66,214  -
TOTAL RETAIL & WHOLESALE   3
SERVICES - 0.2%
Protection One, Inc. (a)  518,600  5,251
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Hyperion Telecommunications, Inc. (warrants) (a)(f)  15,680  470
Intermedia Communications, Inc. (warrants) (a)  2,500  50
  520
COMPUTER SERVICES & SOFTWARE - 0.1%
ICG Communications Inc. (a)  149,600  1,571
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Exide Electronics Group, Inc. (warrants) (a)(f)  9,705  243
ELECTRONIC INSTRUMENTS - 0.0%
Berg Electronics Corp. (a)  6,248  187
TOTAL TECHNOLOGY   2,521
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  5,520 $ -
UTILITIES - 1.2%
CELLULAR - 0.3%
Intercel, Inc. (warrants) (a)  85,408  342
Microcell Telecommunications, Inc.:
(conditional warrants) (a)  183,560  115
 (warrants) (a)  183,560  2,295
Nextel Communications, Inc.:
Class A (a)  238,900  3,150
 (warrants) (a)  5,494  -
  5,902
ELECTRIC UTILITY - 0.0%
El Paso Electric Co. (a)  45,300  286
TELEPHONE SERVICES - 0.9%
Brooks Fiber Properties, Inc.   200,000  4,350
Nextlink Communications, Inc. unit (f)  228,451  10,737
WorldCom, Inc. (a)  275,300  6,607
  21,694
TOTAL UTILITIES   27,882
TOTAL COMMON STOCKS
(Cost $79,685)   79,986
PREFERRED STOCKS - 13.3%
CONVERTIBLE PREFERRED STOCKS - 0.7%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prime Retail, Inc., Series B, 2 1/8%  160,000  3,640
ENERGY - 0.3%
OIL & GAS - 0.3%
Mesa, Inc. Series A, pay-in-kind 8%  1,301,479  8,297
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
SFX Broadcasting, Inc. 6 1/2%  45,000 $ 2,025
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp. pay-in-kind $3.52 (a)  116,319  2,399
TOTAL CONVERTIBLE PREFERRED STOCKS   16,361
NONCONVERTIBLE PREFERRED STOCKS - 12.6%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  262,269  751
FINANCE - 1.2%
BANKS - 1.2%
California Federal Bank:
9 1/8%  752,910  18,729
 11 1/2%  77,826  8,775
TOTAL FINANCE   27,504
HOLDING COMPANIES - 0.3%
SDW Holdings Corp. 15% (f)  182,800  6,398
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (e)  584  454
MEDIA & LEISURE - 9.8%
BROADCASTING - 9.1%
American Radio System pay-in-kind 11 3/8%, (f)  68,485  6,763
Cablevision System Corp.:
depositary shares  146,687  13,459
 Series H, $11.75 pay-in-kind  141,070  13,366
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Chancellor Radio Broadcasting Co.:
Series A  160,700 $ 18,159
 12% pay-in-kind (f)  70,000  6,895
NTL, Inc. 13%, pay-in-kind (f)  9,900  9,603
PanAmSat Corp. 12 3/4% pay-in-kind   52,999  63,069
SFX Broadcasting, Inc. 12 5/8%  48,278  4,804
Time Warner, Inc., Series M, 10 1/4% pay-in-kind  70,580  76,226
  212,344
PUBLISHING - 0.7%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  40,324  4,385
 Series D  130,400  12,779
  17,164
TOTAL MEDIA & LEISURE   229,508
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Revlon Group, Inc., Series B, 14 7/8%  23,243  2,324
TECHNOLOGY - 1.2%
COMMUNICATIONS EQUIPMENT - 0.6%
Intermedia Communications, Inc. 13 1/2%   1,504  14,551
COMPUTER SERVICES & SOFTWARE - 0.6%
ICG Holdings, Inc. 14 1/4% pay-in-kind  13,303  12,505
TOTAL TECHNOLOGY   27,056
TOTAL NONCONVERTIBLE PREFERRED STOCKS   293,995
TOTAL PREFERRED STOCKS
(Cost $297,749)   310,356
PURCHASED BANK DEBT - 0.1%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GPA Group PLC term loan 6.40%, 11/19/98
(Cost $1,423) $ 1,860 $ 1,767
CASH EQUIVALENTS - 9.6%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 223,965  223,965
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,302,988)  $ 2,329,491
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Restricted securities - investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Azide
 (warrants) 2/5/92 $ -
American Pacific Corp.
 (warrants) 2/5/92 $ 8
Ampex Corp. 8% 2/16/95 $ 307
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 10
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 1,887
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
HM/Hat Brands Trust
 Class I unit 2/22/94 $ 410
Hat Brands, Inc. 9/2/92
 (warrants) to 2/23/94 $ -
SML, Inc.
 Series 1994-C1
 Class C, 9.20%,
 9/18/99 8/11/94 $ 1,918
Telex Communications
 Group (warrants) 4/15/92 $ 3
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $275,387,000 or 11.6% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Represents number of units held.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  0.0%
Ba 5.0% BB  6.2%
B 47.6% B  46.8%
Caa 13.2% CCC  8.3%
Ca, C 0.3% CC, C  2.9%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 6.1%. FMR has determined that unrated debt securities that are lower quality account for 6.1% of the total value of investment in securities.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,303,078,000. Net unrealized appreciation aggregated $26,413,000, of which $81,420,000 related to appreciated investment securities and $55,007,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                $ 2,329,491
agreements of $223,965) (cost $2,302,988) -
See accompanying schedule

Cash                                                                                     8,814

Receivable for investments sold                                                          15,309

Dividends receivable                                                                     964

Interest receivable                                                                      37,147

Other receivables                                                                        17

Prepaid expenses                                                                         7

 TOTAL ASSETS                                                                            2,391,749

LIABILITIES

Payable for investments purchased                                            $ 10,369

Distributions payable                                                         3,426

Accrued management fee                                                        1,130

Distribution fees payable                                                     692

Other payables and accrued expenses                                           453

 TOTAL LIABILITIES                                                                       16,070

NET ASSETS                                                                              $ 2,375,679

Net Assets consist of:

Paid in capital                                                                         $ 2,321,633

Undistributed net investment income                                                      9,256

Accumulated undistributed net realized gain (loss) on                                    18,287
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                            26,503
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                              $ 2,375,679


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) APRIL 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                               $12.00
CLASS A:
NET ASSET VALUE and redemption price per share
 ($16,787 (divided by) 1,398.4 shares)

Maximum offering price per share (100/95.75 of $12.00)                              $12.53

CLASS T:                                                                            $12.01
NET ASSET VALUE and redemption price per share
 ($1,881,451 (divided by) 156,635 shares)

Maximum offering price per share (100/96.50 of $12.01)                              $12.45

CLASS B:                                                                            $11.98
NET ASSET VALUE and offering price per share
 ($426,322 (divided by) 35,595 shares) A

INSTITUTIONAL CLASS:                                                                $11.82
NET ASSET VALUE, offering price and redemption price
 per share ($51,119 (divided by) 4,326 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 12,890
Dividends

Interest                                                                        99,163

 TOTAL INCOME                                                                   112,053

EXPENSES

Management fee                                                     $ 6,753

Transfer agent fees                                                 2,153

Distribution fees                                                   4,068

Accounting fees and expenses                                        411

Non-interested trustees' compensation                               10

Custodian fees and expenses                                         46

Registration fees                                                   106

Audit                                                               57

Legal                                                               11

Interest                                                            2

Miscellaneous                                                       34

 Total expenses before reductions                                   13,651

 Expense reductions                                                 (56)        13,595

NET INVESTMENT INCOME                                                           98,458

REALIZED AND UNREALIZED GAIN (LOSS)                                             21,074
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              (48,301)

 Assets and liabilities in foreign currencies                       (45)        (48,346)

NET GAIN (LOSS)                                                                 (27,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 71,186
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED APRIL    OCTOBER 31,
                                                          30,1997        1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 98,458       $ 155,775
Net investment income

 Net realized gain (loss)                                  21,074         25,944

 Change in net unrealized appreciation (depreciation)      (48,346)       25,347

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           71,186         207,066
FROM OPERATIONS

Distributions to shareholders                              (117,347)      (147,602)
From net investment income

 From net realized gain                                    (10,591)       -

 TOTAL DISTRIBUTIONS                                       (127,938)      (147,602)

Share transactions - net increase (decrease)               337,317        679,298

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  280,565        738,762

NET ASSETS

 Beginning of period                                       2,095,114      1,356,352

 End of period (including undistributed net investment    $ 2,375,679    $ 2,095,114
income of $9,256 and $28,145, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS         YEAR ENDED
      ENDED APRIL 30,    OCTOBER 31,
      1997

      (UNAUDITED)        1996 E

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                  $ 12.300    $ 12.010

Income from Investment Operations

 Net investment income                                 .516        .163

 Net realized and unrealized gain (loss)               (.117)      .267

 Total from investment operations                      .399        .430

Less Distributions

 From net interest income                              (.639)      (.140)

 From net realized gain                                (.060)      -

 Total distributions                                   (.699)      (.140)

Net asset value, end of period                        $ 12.000    $ 12.300

TOTAL RETURN B, C                                      3.28%       3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 16,787    $ 3,860

Ratio of expenses to average net assets                1.25% A,    1.25% A,
                                                       F           F

Ratio of net interest income to average net assets     8.62% A     9.06% A

Portfolio turnover rate                                94% A       121%

Average commission rate G                             $ .0369     $ .0388

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 F   1993   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 12.310      $ 11.910      $ 11.220      $ 12.010    $ 11.070    $ 10.120
beginning of period

Income from Investment
Operations

 Net investment income          .535 D        1.105 D       .930 D        .848        .980        1.146

 Net realized and               (.132)        .364          .680          (.537)      1.153       .975
 unrealized gain
(loss)

 Total from investment          .403          1.469         1.610         .311        2.133       2.121
 operations

Less Distributions

 From net interest              (.643)        (1.069)       (.920)        (.851)      (.963)      (1.171)
income

 From net realized gain         (.060)        -             -             (.250)      (.230)      -

 Total distributions            (.703)        (1.069)       (.920)        (1.101)     (1.193)     (1.171)

Net asset value,               $ 12.010      $ 12.310      $ 11.910      $ 11.220    $ 12.010    $ 11.070
end of period

TOTAL RETURN B, C               3.31%         12.92%        15.05%        2.64%       20.47%      21.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,881,451   $ 1,709,294   $ 1,200,495   $ 679,623   $ 485,559   $ 136,316
(000 omitted)

Ratio of expenses to            1.10% A       1.12%         1.15%         1.20%       1.11%       1.10%
average net assets                                                                               E

Ratio of expenses to            1.09% A       1.11%         1.15%         1.20%       1.11%       1.10%
average net assets             , G           G
after expense
reductions

Ratio of net interest           8.81% A       9.20%         8.32%         6.92%       8.09%       9.95%
income to average net
assets

Portfolio turnover rate         94% A         121%          112%          118%        79%         100%

Average commission             $ .0369       $ .0388
rate H


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 E


SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 12.280    $ 11.890    $ 11.210    $ 11.300

Income from Investment Operations

 Net investment income                       .492 D      1.017 D     .794 D      .223

 Net realized and unrealized gain (loss)     (.129)      .361        .721        (.118)

 Total from investment operations            .363        1.378       1.515       .105

Less Distributions

 From net interest income                    (.603)      (.988)      (.835)      (.195)

 From net realized gain                      (.060)      -           -           -

 Total distributions                         (.663)      (.988)      (.835)      (.195)

Net asset value, end of period              $ 11.980    $ 12.280    $ 11.890    $ 11.210

TOTAL RETURN B, C                            2.99%       12.10%      14.12%      .94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 426,322   $ 344,328   $ 155,730   $ 16,959

Ratio of expenses to average net assets      1.76% A     1.79%       2.01%       2.20%
                                                                                A

Ratio of expenses to average net assets      1.75% A,    1.79%       2.01%       2.20%
after expense reductions                     F

Ratio of net interest income to average      8.14% A     8.52%       7.46%       5.92%
net assets                                                                      A

Portfolio turnover rate                      94% A       121%        112%        118%

Average commission rate G                   $ .0369     $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER
      ENDED APRIL 30,    31,
      1997

      (UNAUDITED)        1996                   1995 D


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                  $ 12.120   $ 11.760   $ 11.560

Income from Investment Operations

 Net investment income                                 .537       1.070      .390

 Net realized and unrealized gain (loss)               (.117)     .368       .193

 Total from investment operations                      .420       1.438      .583

Less Distributions

 From net interest income                              (.660)     (1.078)    (.383)

 From net realized gain                                (.060)     -          -

 Total distributions                                   (.720)     (1.078)    (.383)

Net asset value, end of period                        $ 11.820   $ 12.120   $ 11.760

TOTAL RETURN B, C                                      3.51%      12.81%     5.07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 51,119   $ 37,632   $ 126

Ratio of expenses to average net assets                .88% A     1.10%      .70%
                                                                            A

Ratio of expenses to average net assets after          .87% A,    1.05%      .70%
expense reductions                                     E         E          A

Ratio of net interest income to average net assets     9.02% A    9.26%      8.77%
                                                                            A

Portfolio turnover rate                                94% A      121%       112%

Average commission rate F                             $ .0369    $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Yield (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,804,000 or 0.2% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $1,767,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,226,523,000 and $973,621,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90% *

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 7,000       $ 7,000

CLASS T     2,297,000     2,297,000

CLASS B     1,764,000     490,000

           $ 4,068,000   $ 2,794,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 144,000     $ 93,000

CLASS T     1,817,000     1,305,000

CLASS B     437,000       0 *

           $ 2,398,000   $ 1,398,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT        % OF
                       AGENT                    AVERAGE
                                                NET ASSETS

CLASS A                FIIOC *    $ 11,000       .23

CLASS T**              FIIOC *     1,733,000     .19

CLASS B                FIIOC *     373,000       .19

INSTITUTIONAL CLASS    FIIOC *     36,000        .17

                                  $ 2,153,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD
 DELEGATED CERTAIN TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES. ACCOUNTING FEES. Fidelity Service Company, Inc. maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $12,788,000. The weighted average interest rate was 5.88%.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.25% of average net assets for Class A. For the period, the reimbursement reduced expenses by $5,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $31,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER AGENT
                       INTEREST CREDITS

CLASS T                $ 11,000

CLASS B                 1,000

INSTITUTIONAL CLASS     1,000

                       $ 13,000

7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS         YEAR ENDED
                              ENDED APRIL 30,    OCTOBER
                              1997               31,1996A

CLASS A

From net investment income    $ 490,000          $ 21,000

From net realized gain         32,000             -

Total                         $ 522,000          $ 21,000

CLASS T

From net investment income    $ 95,544,000       $ 126,490,000

From net realized gain         8,606,000          -

Total                         $ 104,150,000      $ 124,490,000

CLASS B

From net investment income    $ 18,995,000       $ 19,788,000

From net realized gain         1,771,000          -

Total                         $ 20,766,000       $ 19,788,000

INSTITUTIONAL CLASS

From net investment income    $ 2,318,000        $ 1,303,000

From net realized gain         182,000            -

Total                         $ 2,500,000        $ 1,303,000

                              $ 127,938,000      $ 147,602,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                          DOLLARS

                                 SIX MONTHS        YEAR ENDED    SIX MONTHS        YEAR ENDED
                                 ENDED APRIL 30,   OCTOBER 31,   ENDED APRIL 30,   OCTOBER 31,

                                 1997              1996 A        1997              1996 A

CLASS A                           1,156             320          $ 14,111          $ 3,920
Shares sold

Reinvestment of distributions     31                1             372               14

Shares redeemed                   (103)             (7)           (1,252)           (86)

Net increase (decrease)           1,084             314          $ 13,231          $ 3,848

CLASS T                           42,271            91,099       $ 516,836         $ 1,097,837
Shares sold

Reinvestment of distributions     6,544             7,820         79,875            94,206

Shares redeemed                   (31,075)          (60,831)      (379,463)         (733,452)

Net increase (decrease)           17,740            38,088       $ 217,248         $ 458,591

CLASS B                           10,696            21,079       $ 130,370         $ 255,498
Shares sold

Reinvestment of distributions     1,135             1,065         13,823            12,810

Shares redeemed                   (4,286)           (7,197)       (51,918)          (88,123)

Net increase (decrease)           7,545             14,947       $ 92,275          $ 180,185

INSTITUTIONAL CLASS               3,593             5,514        $ 43,204          $ 65,404
Shares sold

Reinvestment of distributions     184               94            2,188             1,124

Shares redeemed                   (2,556)           (2,514)       (30,829)          (29,854)

Net increase (decrease)           1,221             3,094        $ 14,563          $ 36,674


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 30, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 19,000

CLASS T                 53,000

CLASS B                 20,000

INSTITUTIONAL CLASS     14,000

                       $ 106,000



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Margaret L. Eagle, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

SHORT FIXED-INCOME
FUND - CLASS A AND CLASS T
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              11    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     14    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            15    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   26    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  32    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTH    YEAR     YEARS    FUND
                                       S

Advisor Short Fixed-Income - Class A   1.80%    5.32%    29.09%   90.96%

Advisor Short Fixed-Income - Class A   0.27%    3.74%    27.16%   88.10%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year               2.26%    6.16%    32.16%   n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds      2.19%    5.80%    30.40%   n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index
- a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Class A's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Short Fixed-Income - Class A        5.32%    5.24%    6.95%

Advisor Short Fixed-Income - Class A        3.74%    4.92%    6.78%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year                    6.16%    5.74%    n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.80%    5.45%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class A on September 30, 1987, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $18,792 - an 87.92% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,996 - a 99.96% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

      SIX MONTHS    YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

                        1997     1996     1995      1994      1993    1992

Dividend return         3.08%    6.35%    6.16% A   5.82% A   7.72%   8.63%

Capital appreciation    -1.28%   -1.06%   -0.11%    -6.04%    1.41%   0.81%
return

Total return            1.80%    5.29%    6.05%     -0.22%    9.13%   9.44%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         LIFE OF
                                MONTH         MONTHS         CLASS

Dividends per share             4.70(cents)   28.59(cents)   37.74(cents)

Annualized dividend rate        6.20%         6.20%          6.17%

30-day annualized yield         5.84%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.22 over the past one month, $9.30 over the past six months, and $9.31 over the life of class, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 1.50% sales charge. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been 2.20%.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 15.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. FIDELITY ADVISOR SHORT FIXED-INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1997           PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTH    YEAR     YEARS    FUND
                                       S

Advisor Short Fixed-Income - Class T   2.12%    5.82%    29.71%   91.87%

Advisor Short Fixed-Income - Class T   0.59%    4.23%    27.76%   88.99%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year               2.26%    6.16%    32.16%   n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds      2.19%    5.80%    30.40%   n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index
- a market value weighted performance benchmark for government and corporate fixed-
rate debt issues with maturities between one and three years. To measure how Class T's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Short Fixed-Income - Class T        5.82%    5.34%    7.00%

Advisor Short Fixed-Income - Class T        4.23%    5.02%    6.83%
 (incl. max. 1.50% sales charge)

Lehman Brothers 1-3 Year                    6.16%    5.74%    n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.80%    5.45%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Class T on September 30, 1987, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $18,882 - an 88.82% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,996 - a 99.96% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

      SIX MONTHS    YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

                        1997     1996     1995      1994      1993    1992

Dividend return         3.08%    6.40%    6.16% A   5.82% A   7.72%   8.63%

Capital appreciation    -0.96%   -0.95%   -0.11%    -6.04%    1.41%   0.81%
return

Total return            2.12%    5.45%    6.05%     -0.22%    9.13%   9.44%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             4.70(cents)   28.63(cents)   57.90(cents)

Annualized dividend rate        6.18%         6.19%          6.21%

30-day annualized yield         5.83%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.26 over the past one month, $9.33 over the past six months, and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 1.50% sales charge.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 15.4(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Andrew Dudley became Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the six months that ended April 30, 1997, the fund's Class A and Class T shares had returns of 1.80% and 2.12%, respectively. The Lehman Brothers 1-3 Year Government/Corporate Bond Index had a return of 2.26% over the same period. The short investment grade debt funds average, as tracked by Lipper Analytical Services, had a six-month return of 2.19% as of April 30, 1997. For the 12 months that ended April 30, 1997, the fund's Class A and Class T shares returned 5.32% and 5.82%, respectively. The Lehman Brothers index and Lipper peer group returned 6.16% and 5.80%, respectively, over the same period.
Q. CAN YOU DISCUSS THE INVESTMENT CLIMATE OVER THE PAST SIX MONTHS?
A. The bond market saw several shifts in sentiment during the period, due mostly to uncertainty concerning the direction of the economy. In late March 1997, the Federal Reserve Board raised interest rates by a quarter of a percentage point. This cooled the market down some, but as the period came to a close, the market was showing signs of bouncing back. Fidelity's approach of de-emphasizing interest rate anticipation strategies is most effective in this type of choppy environment.
Q. WHAT ARE SPREAD SECTORS AND HOW DID THEY CONTRIBUTE TO THE FUND'S
PERFORMANCE?
A. Spread sectors are segments of the fixed-income market that can offer attractive yield spreads, or yield advantages, over comparable Treasury securities. The spread sectors I monitor most closely include corporate bonds, mortgage-backed bonds and asset-backed bonds. Corporates continued to be the biggest position in the fund and performed well thanks to a beneficial economic climate of moderate growth and low inflation. Asset-backed bonds also performed well under these conditions. In the mortgage area, the fund's emphasis on commercial mortgage-backed securities and seasoned mortgage pass-throughs worked out favorably. Commercial mortgages in particular have gained broader acceptance in the marketplace.
Q. WHAT SORT OF ALLOCATION STRATEGY DID YOU FOLLOW?
A. Corporate issues - not including asset-backed securities - accounted for approximately 47% of the fund at the end of the period, while asset-backed and mortgage securities made up around 19% and 11%, respectively. The remainder of the fund's investments were in Treasuries and agencies. The fund's significant position in corporate bonds reflects the fact that economic fundamentals remained stable despite the potential for Fed-induced market volatility; I continued to find attractive opportunities amidst the market's turbulence. Unless we see a severe economic downturn, this allocation most likely will remain consistent for the foreseeable future.
Q. AT THE END OF THE PERIOD, 7% OF THE FUND'S INVESTMENTS WERE RATED BA BY MOODY'S. CAN YOU COMMENT ON THE FUND'S QUALITY DISTRIBUTION?
A. Those securities in the portfolio rated below investment-grade by Moody's have, at a minimum, a higher BBB investment-grade rating from at least one of the other three major rating agencies. We would agree with the higher-rated assessment. In terms of the fund's quality distribution, I have continued to maintain an overall emphasis on higher quality. Approximately two-thirds of the securities in the portfolio are rated A or better.
Q. THE FUND'S FOREIGN INVESTMENTS HAVE RISEN FROM 1.1% TO 3.8% IN THE LAST SIX MONTHS. CAN YOU DESCRIBE THE NATURE OF THESE INVESTMENTS?
A. These securities are better known as "yankee" and "Euro" bonds. They are dollar-denominated, so there is no direct currency risk, but they are backed by foreign issuers. Typically, these securities offer a yield advantage versus comparably rated domestic securities. I increased the exposure to this sector as its relative attractiveness improved. It's important to remember that foreign investments may entail greater risks than U.S.-based investments. However, these securities provide a very good way of diversifying the risk within the fund's corporate bond holdings.
Q. WHAT'S YOUR OUTLOOK?
A. The bond market may show its vulnerability in the near-term. While these difficulties could continue, depending largely on how aggressively the Fed chooses to set monetary policy, I'll continue to scour the spread sectors for opportunities. I think our research capabilities at Fidelity will allow us to continue to uncover some good buys.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain a high
level of current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment-grade,
fixed-income securities
START DATE: September 16,
1987
SIZE: as of April 30, 1997,
more than $377 million
MANAGER: Andrew Dudley,
since February 1997; joined
Fidelity in 1996
(checkmark)
ANDY DUDLEY DISCUSSES THE
IMPACT OF RISING INTEREST RATES
ON CERTAIN SPREAD SECTORS:
"A tightening in monetary
policy historically has resulted
in rising interest rates and can
ripple through to the spread
sectors. If we get a situation
like we had in 1994 where we
saw several successive
moves by the Fed, there will
be more volatility in each
sector. MORTGAGES are the
most susceptible to an
unexpected increase in
volatility. They may still
outperform Treasuries over
longer periods of time, but
you may see more short
periods of underperformance
as the market adjusts to a
new level of interest rates. As
for CORPORATE BONDS, their
relative performance will be
driven as much by credit
fundamentals as by market
turbulence. Like mortgages,
corporates may show signs
of weakness at first, then
settle down. Fed tightening
occurs due to
stronger-than-expected
economic growth. Corporates
may be able to weather the
storm because a strong
economy typically reflects
strong corporate earnings.
The last piece of the puzzle,
ASSET-BACKEDS, tends to be
of higher quality than
corporates. While I think
asset-backed bonds should
parallel the direction of
corporates in a rising rate
environment, their overall
spread volatility may be
lower."
INVESTMENT CHANGES


 QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  40.7           58.4

Aa                   5.3            2.4

A                    16.7           12.4

Baa                  26.1           19.9

Ba                   7.0            4.7

Not rated            1.4            2.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    2.2    2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Corporate bonds 67.1%
U.S. government
and government
agency obligations 16.4%
Mortgage-backed
securities 11.3%
Foreign government
obligations 1.3%
Short-term
investments 2.8%
Other investments 1.1%
FOREIGN INVESTMENTS 3.8%
Corporate bonds 50.7%
U.S. government
and government
agency obligations 35.9%
Mortgage-backed
securities 12.3%
Foreign government
obligations 0.1%
Short-term
investments 0.2%
Other investments 0.8%
FOREIGN INVESTMENTS 1.1%
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 3.8
Row: 1, Col: 3, Value: 2.3
Row: 1, Col: 4, Value: 11.3
Row: 1, Col: 5, Value: 16.4
Row: 1, Col: 6, Value: 64.09999999999999
Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 35.0
Row: 1, Col: 6, Value: 51.0


*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 67.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,760,000 $ 3,991,616
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,360,000  1,477,558
ENERGY - 2.6%
OIL & GAS - 2.6%
Occidental Petroleum Corp.:
 5.85%, 11/9/98  Baa3  1,200,000  1,187,412
 5.90%, 11/9/98  Baa3  960,000  950,611
 6.09%, 11/29/99  Baa3  700,000  687,253
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  830,000  883,228
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (c)  A3  1,950,000  1,944,384
Tosco Corp. 7%, 7/15/00  Baa2  3,150,000  3,155,261
USX Corp.:
 8 7/8%, 9/15/97  Baa3  460,000  464,600
 6 3/8%, 7/15/98  Baa3  651,000  650,024
  9,922,773
FINANCE - 39.9%
ASSET-BACKED SECURITIES - 19.5%
Boatmens Auto Trust 6.35%, 10/15/01  A2  640,000  637,200
Capita Equipment Receivables Trust
6.57%, 3/15/01  Aa3  1,020,000  1,013,944
Case Equipment Loan Trust:
 6.15%, 9/15/02  Aaa  6,449,552  6,487,798
 6.45%, 9/15/02  A3  1,400,000  1,388,618
 5.85%, 2/15/03  A3  800,000  778,160
Caterpillar Financial Asset Trust
6.55%, 5/22/02  A3  480,000  478,500
Chase Manhattan Grantor Trust
5.90%, 11/15/01  Aaa  2,686,096  2,676,856
Chevy Chase Auto Receivables Trust
5.80%, 6/15/02  Aaa  1,712,249  1,702,350
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  777,481  778,453
Discover Card Trust 7 1/2%, 6/16/00  A2  650,000  655,889
Discover Card Master Trust I 6.90%, 2/16/00  A2  1,888,000  1,895,080
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Fidelity Funding Auto Trust
6.99%, 11/15/02 (c)   Aaa $ 860,000 $ 861,654
Ford Credit Grantor Trust
5.90%, 10/15/00  Aaa  2,954,363  2,942,823
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  2,078,626  2,094,860
Green Tree Financial Corp.:
 5 1/2%, 1/31/00  Aaa  362,699  357,596
 5.80%, 2/15/27  Aaa  3,500,000  3,475,920
 6.10%, 4/15/27  Aaa  2,893,364  2,862,608
 6.45%, 5/15/27  Aaa  1,550,000  1,545,629
 6 1/2%, 6/15/27   Aaa  980,000  977,236
 6.65%, 7/15/27   Aaa  2,110,000  2,117,913
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  209,430  208,530
Norwest Automobile Trust 6.30%, 5/15/03   A2  1,424,000  1,404,643
Olympic Automobile Receivables Trust:
 6.40%, 9/15/01  Aaa  1,710,000  1,708,087
 6 1/8%, 11/15/04  Aaa  1,200,000  1,205,885
Onyx Acceptance Grantor Trust
6.20%, 6/15/03  Aaa  2,636,308  2,623,126
Premier Auto Trust:
 4.95%, 2/2/99  A2  560,581  556,814
 8.05%, 4/4/00  Aaa  6,200,000  6,303,656
 6%, 5/6/00   Aaa  1,240,000  1,235,350
 6.35%, 7/6/00   A3  1,980,000  1,965,764
Reliance Auto Receivables Corp., Inc.
6.10%, 7/15/02 (c)  Aaa  1,655,780  1,646,984
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  22,199  22,171
Standard Credit Card Master Trust I :
 7.65%, 2/15/00  A2  800,000  813,750
 6 3/4%, 6/7/00  Aaa  4,830,000  4,854,150
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  651,127  647,871
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99  Baa2  382,643  381,089
Union Federal Savings Bank Grantor Trust:
 6.975%, 7/10/00  Baa2  258,845  259,088
 7.275%, 10/10/00  Baa2  259,445  261,148
 8.20%, 1/10/01  Baa2  281,110  284,712
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
WFS Financial Owner Trust:
 6.05%, 6/1/00   Aaa $ 3,460,000 $ 3,454,509
 7.05%, 11/20/03   Aaa  3,160,000  3,154,405
 6.90%, 12/20/03  Aaa  1,990,000  1,990,920
Western Financial Grantor Trust:
 6.20%, 2/1/02   Aaa  964,442  958,776
 5 7/8%, 3/1/02   Aaa  2,216,836  2,222,822
  73,893,337
BANKS - 9.8%
Banc One Corp. 6.70%, 3/24/00  Aa3  1,600,000  1,599,680
Bank South Corp. 10.20%, 6/1/99  A3  2,000,000  2,132,620
Banponce Financial Corp.:
 6.34%, 3/29/99  A3  740,000  735,012
 7.65%, 5/3/00  A3  1,260,000  1,272,802
 6.88%, 6/16/00  A3  650,000  648,440
BanPonce Corp.:
 5 3/4%, 3/1/99  A3  990,000  971,378
 6.378%, 4/8/99  A3  1,100,000  1,089,242
 6.488%, 3/3/00  A3  1,000,000  989,120
Capital One Bank:
 6.66%, 8/17/98  Baa3  2,850,000  2,855,045
 8 1/8% 3/01/00  Baa3  2,500,000  2,575,900
Corporacion Andina De Fomento yankee
7 3/8%, 7/21/00  Baa2  900,000  910,782
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  1,010,000  1,027,958
First USA Bank:
 6 1/8%, 10/30/97  Baa3  1,670,000  1,668,664
 5 3/4%, 1/15/99  Baa3  3,955,000  3,891,562
 6 1/2%, 12/23/99  Baa3  2,200,000  2,175,382
Kansallis-Osake-Pankki yankee
9 3/4%, 12/15/98  A3  1,000,000  1,046,940
Key Bank NA 6%, 10/7/98  Aa3  1,500,000  1,494,810
Korea Development Bank yankee
6 1/4%, 5/1/00  A1  3,085,000  3,038,108
Signet Banking Corp. 5.6289%, 5/15/97 (d)  Baa2  2,430,000  2,429,004
Union Planters National Bank:
 6.29%, 8/20/98  A3  2,210,000  2,204,475
 6.53%, 8/20/99  A3  2,400,000  2,397,000
  37,153,924
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 10.5%
AT&T Capital Corp.:
 6.02%, 12/4/98  Baa3 $ 3,050,000 $ 3,024,990
 6.16%, 12/3/99  Baa3  2,370,000  2,331,748
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  2,540,000  2,582,647
Associates Corp. of North America:
 6 1/2%, 9/9/98  Aa3  4,980,000  4,987,370
 6 3/8%, 8/15/99  Aa3  1,500,000  1,489,860
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  2,300,000  2,282,037
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa1  2,653,215  2,625,542
Finova Capital Corp. 6.14%, 11/2/98  Baa1  1,730,000  1,721,679
General Motors Acceptance Corp.:
 5 3/8%, 3/9/98  A3  5,840,000  5,797,076
 5.45%, 3/1/99  A3  3,650,000  3,574,920
 6 3/8%, 4/26/99  A3  900,000  896,580
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  3,000,000  3,011,850
MCN Investment Corp. 5.84%, 2/1/99  Baa2  1,640,000  1,620,927
North American Mortgage Co.
5.80%, 11/2/98  Baa2  1,000,000  991,130
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  2,500,000  2,486,600
Union Acceptance Corp.
7.075%, 7/10/02  Baa2  397,933  396,811
  39,821,767
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.
10 1/4%, 5/15/97  A3  300,000  300,300
TOTAL FINANCE   151,169,328
MEDIA & LEISURE - 3.9%
BROADCASTING - 3.6%
Tele-Communications, Inc. 7 3/8%, 2/15/00  Ba1  2,750,000  2,758,333
Time Warner, Inc.:
 7.45%, 2/1/98  Ba1  2,240,000  2,252,477
 7.95%, 2/1/00  Ba1  8,340,000  8,542,829
  13,553,639
LEISURE DURABLES & TOYS - 0.3%
Mattel, Inc. 6 7/8%, 8/1/97  A3  1,250,000  1,253,425
TOTAL MEDIA & LEISURE   14,807,064
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONDURABLES - 3.4%
FOODS - 1.8%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa3 $ 2,250,000 $ 2,237,895
Nabisco, Inc. 8%, 1/15/00  Baa2  4,600,000  4,725,442
  6,963,337
TOBACCO - 1.6%
Philip Morris Companies, Inc.:
 7 3/8%, 2/15/99  A2  850,000  859,656
 7 1/8%, 12/1/99  A2  2,000,000  2,012,720
 7 1/4%, 9/15/01  A2  1,900,000  1,898,005
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  1,320,000  1,335,774
  6,106,155
TOTAL NONDURABLES   13,069,492
RETAIL & WHOLESALE - 1.4%
APPAREL STORES - 0.4%
Limited, Inc. 9 1/8%, 2/1/01  Baa2  1,520,000  1,599,253
GENERAL MERCHANDISE STORES - 0.8%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  1,070,000  1,167,948
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  1,350,000  1,355,090
Sears, Roebuck & Co. 5.83%, 7/27/98  A2  470,000  467,584
  2,990,622
GROCERY STORES - 0.2%
American Stores Co.:
 8 1/4%, 4/21/98  Baa3  300,000  304,428
 8.44%, 4/24/98  Baa3  300,000  305,001
  609,429
TOTAL RETAIL & WHOLESALE   5,199,304
TECHNOLOGY - 3.5%
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Comdisco, Inc.:
 7 1/4%, 4/15/98  Baa1  1,630,000  1,643,545
 6.70%, 7/01/98  Baa1  1,580,000  1,586,936
 6.59%, 9/01/98  Baa1  1,740,000  1,744,019
 6.29%, 10/22/98  Baa1  1,230,000  1,227,811
 5 3/4%, 1/19/99  Baa2  2,010,000  1,984,151
 6.86%, 7/29/99  Baa1  5,210,000  5,218,232
  13,404,694
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TRANSPORTATION - 4.0%
AIR TRANSPORTATION - 4.0%
AMR Corp.:
 7 3/4%, 12/1/97  Baa3 $ 6,810,000 $ 6,858,828
 9 1/2%, 7/15/98  Baa3  1,540,000  1,593,592
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa3  3,370,000  3,448,622
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa3  3,430,000  3,434,185
  15,335,227
UTILITIES - 6.9%
CELLULAR - 0.7%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  2,770,000  2,722,245
ELECTRIC UTILITY - 1.1%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa1  2,500,000  2,463,000
Ohio Edison Co. 8 3/4%, 2/15/98  Baa2  1,190,000  1,212,110
United Illuminating Co. 7 3/8%, 1/15/98  Baa3  450,000  453,636
  4,128,746
GAS - 3.1%
Arkla, Inc.:
 8.60%, 9/15/98  Ba2  500,000  511,565
 8.43%, 9/17/98  Ba1  560,000  571,771
 8 7/8%, 7/15/99  Baa3  7,000,000  7,311,360
Florida Gas Transmission Co.
7 3/4%, 11/1/97 (c)  Baa2  1,630,000  1,642,095
Mitchell Energy & Development Corp.
8%, 7/15/99  Ba3  1,580,000  1,612,516
  11,649,307
TELEPHONE SERVICES - 2.0%
MFS Communications, Inc.:
 0%, 1/15/04 (b)  Ba3  1,843,000  1,667,915
 0%, 1/15/06 (b)  Ba3  1,100,000  830,500
WorldCom, Inc. 7.55%, 4/1/04  Ba1  5,000,000  4,991,000
  7,489,415
TOTAL UTILITIES   25,989,713
TOTAL NONCONVERTIBLE BONDS
(Cost $255,700,499)   254,366,769
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 13.0%
 5 7/8%, 4/30/98  Aaa $ 2,900,000 $ 2,897,274
 9%, 5/15/98  Aaa  12,270,000  12,636,137
 9 1/4%, 8/15/98  Aaa  11,200,000  11,630,528
 7 3/4%, 12/31/99  Aaa  9,299,000  9,601,218
 6 7/8%, 3/31/00  Aaa  9,987,000  10,102,450
 5 3/4% 10/31/00  Aaa  2,515,000  2,458,010
  49,325,617
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
Federal National Mortgage Association
4.95% 9/30/98  Aaa  4,000,000  3,932,480
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
 6.61%, 9/15/99  Aaa  428,728  431,497
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  2,066,146  2,177,718
  Class T-3, 9 5/8%, 5/15/02  Aaa  608,740  642,367
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government
through Export-Import Bank) Series 1994-1,
 6.88%, 1/26/03  Aaa  847,059  849,100
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,431,000  1,431,887
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
 7 3/4%, 11/15/99  Aaa  3,124,000  3,208,442
  12,673,491
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,186,284)   61,999,108
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.7%
 7%, 9/1/99 to 8/1/01  Aaa $ 2,269,001 $ 2,276,856
 12%, 11/1/19  Aaa  192,550  218,043
  2,494,899
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
 11 1/2%, 11/1/15  Aaa  649,578  730,295
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.7%
 11%, 12/15/09 to 2/15/16  Aaa  3,612,206  4,008,557
 11 1/2%, 7/15/13 to 11/15/15  Aaa  995,131  1,127,138
 12%, 2/15/16  Aaa  1,202,209  1,382,505
  6,518,200
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $9,844,422)   9,743,394
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc.
planned amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aaa  930,000  908,639
U.S. GOVERNMENT AGENCY - 0.4%
Federal National Mortgage Association:
 planned amortization class Series 155-PC,
 5 1/4%, 3/25/13  Aaa  461,364  458,481
 Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  1,046,553  1,058,327
  1,516,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,434,388)   2,425,447
COMMERCIAL MORTGAGE SECURITIES - 8.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Blackrock Capital Funding LLC Series 1996
Class C2, 7.5134%, 11/16/26 (c)(d)  AAA $ 421,788 $ 426,138
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  2,380,000  2,385,206
CBM Funding Corp. sequential pay:
 Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  197,080  199,544
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  980,000  980,153
CS First Boston Mortgage Securities Corp.:
 Series 1995-AEWI Class A-1,
 6.665%, 11/25/27  AAA  918,704  917,269
 floater Series 1994-CFB1 Class A-1,
 5.9239%, 1/25/28 (d)  Aaa  843,018  842,491
Equitable Life Assurance Society of the United States
floater Series 174 Class D-2, 6.7375%,
 5/15/03 (c)(d)  Baa2  1,200,000  1,200,000
Federal Deposit Insurance Corp. sequential pay:
 Series 1994-C1 Class II-A2,
 7.85%, 9/25/25  Aaa  1,639,729  1,657,664
 Series 1996-C1 Class 1A,
 6 3/4%, 5/25/26  Aaa  3,280,504  3,267,415
Kidder Peabody Acceptance Corp.
sequential pay, Series 1993-M1
Class A-2, 7.15%, 4/25/25  Aa2  1,006,056  1,003,541
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa3  124,674  124,518
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
 6.9525%, 7/4/03 (d)  -  1,232,929  1,244,488
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/23 (c)  AAA  2,316,070  2,315,708
Resolution Trust Corp.:
 floater Series 1993-C2 Class A-2,
 6.62% 3/25/25 (d)  AAA  2,218,068  2,222,920
 floater Series 1994-C1 Class A-3,
 6.30%, 6/25/26 (d)  AAA  2,033,263  2,035,805
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  414,587  414,069
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27  Aaa  1,475,139  1,468,224
SC Finance Corp. floater
7.2375%, 8/1/04 (c)(d)  -  4,100,000  4,089,750
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Structured Asset Securities Corp. sequential pay:
 Series 1993-C1 Class A-1A,
 6.60%, 10/25/24  AA+ $ 318,676 $ 317,680
 Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  808,166  807,156
 Series 1996 Class A-1B,
 5.751%, 2/25/28  AAA  211,901  210,875
 Series 1996 Class A-1C,
 5.944%, 2/25/28  AAA  1,627,000  1,603,103
 Series 1996-C3 Class A,
 6 3/4%, 6/25/30 (c)(d)  AAA  986,602  979,819
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,824,542)   30,713,536
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.3%
Israeli State euro 6 3/8%, 12/19/01  A3  2,000,000  1,940,000
Ontario Province yankee 15 1/4%, 8/31/12  Aa3  450,000  488,682
Slovenian Republic euro 7%, 8/6/01  A3  2,400,000  2,399,280
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,897,303)   4,827,962
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank (New York Branch) yankee
6.475%, 1/24/00
(Cost $4,205,544)  Aa3  4,200,000  4,173,204
CASH EQUIVALENTS - 2.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 10,501,566  10,500,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $381,592,982)  $ 378,749,420
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,117,280 or 5.3% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 57.6% AAA, AA, A 56.0%
Baa 26.1% BBB  31.9%
Ba 7.0% BB  5.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 1.4%.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $381,592,982. Net unrealized depreciation aggregated $2,843,562, of which $627,694 related to appreciated investment securities and $3,471,256 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $40,265,000 of which $128,000, $63,000, $286,000, $38,000,
$336,000, $17,692,000, $19,457,000 and $2,265,000 will expire on October
31, 1997, 1998, 1999, 2000, 2001, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 378,749,420
agreements of $10,500,000) (cost $381,592,982) -
See accompanying schedule

Cash                                                                       49,848

Receivable for investments sold                                            2,545,362

Interest receivable                                                        5,215,107

Other receivables                                                          16

Prepaid expenses                                                           6,708

 TOTAL ASSETS                                                              386,566,461

LIABILITIES

Payable for investments purchased                           $ 7,303,855

Payable for fund shares redeemed                             1,099,120

Distributions payable                                        330,091

Accrued management fee                                       131,389

Distribution fees payable                                    47,254

Other payables and accrued expenses                          119,179

 TOTAL LIABILITIES                                                         9,030,888

NET ASSETS                                                                $ 377,535,573

Net Assets consist of:

Paid in capital                                                           $ 423,205,080

Distributions in excess of net investment income                           (501,304)

Accumulated undistributed net realized gain (loss) on                      (42,324,641)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              (2,843,562)
investments

NET ASSETS                                                                $ 377,535,573


CALCULATION OF MAXIMUM OFFERING PRICE                           $9.25
CLASS A:
NET ASSET VALUE and redemption price per share
 ($693,465 (divided by) 74,988 shares)

Maximum offering price per share (100/98.50 of $9.25)           $9.39

CLASS T:                                                        $9.29
NET ASSET VALUE and redemption price per share
 ($372,238,173 (divided by) 40,084,808 shares)

Maximum offering price per share (100/98.50 of $9.29)           $9.43

INSTITUTIONAL CLASS:                                            $9.28
NET ASSET VALUE, offering price and redemption price
 per share ($4,603,935 (divided by) 495,928 shares)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                       $ 14,504,492
Interest

EXPENSES

Management fee                                             $ 909,582

Transfer agent fees                                         451,506

Distribution fees                                           303,726

Accounting fees and expenses                                84,563

Non-interested trustees' compensation                       5,619

Custodian fees and expenses                                 14,474

Registration fees                                           46,074

Audit                                                       24,339

Legal                                                       1,516

Miscellaneous                                               4,882

 Total expenses before reductions                           1,846,281

 Expense reductions                                         (34,230)     1,812,051

NET INVESTMENT INCOME                                                    12,692,441

REALIZED AND UNREALIZED GAIN (LOSS)                                      (1,932,469)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                  (2,182,170)
investment securities

NET GAIN (LOSS)                                                          (4,114,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 8,577,802
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS      YEAR ENDED
                                                            ENDED APRIL     OCTOBER 31,
                                                            30,1997         1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 12,692,441    $ 31,079,263
Net investment income

 Net realized gain (loss)                                    (1,932,469)     (66,135)

 Change in net unrealized appreciation (depreciation)        (2,182,170)     (5,191,796)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             8,577,802       25,821,332
FROM OPERATIONS

Distributions to shareholders from net investment income     (12,602,511)    (31,004,478)

Share transactions - net increase (decrease)                 (44,544,338)    (125,084,667)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (48,569,047)    (130,267,813)

NET ASSETS

 Beginning of period                                         426,104,620     556,372,433

 End of period (including distributions in excess           $ 377,535,573   $ 426,104,620
of net investment income of $501,304 and
$591,234, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS         YEAR ENDED
      ENDED APRIL 30,    OCTOBER 31,
      1997

      (UNAUDITED)        1996 F

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 9.370      $ 9.290

Income from Investment Operations

 Net investment income                                   .276         .090

 Net realized and unrealized gain (loss)                 (.110)       .081 E

 Total from investment operations                        .166         .171

Less Distributions

 From net investment income                              (.286)       (.091)

Net asset value, end of period                          $ 9.250      $ 9.370

TOTAL RETURN B, C                                        1.80%        1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 693        $ 204

Ratio of expenses to average net assets                  .90% A, G    .90% A, G

Ratio of net investment income to average net assets     6.03% A      6.27% A

Portfolio turnover rate                                  107% A       124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 E   1993   1992


SELECTED PER-SHARE
DATA

Net asset value,               $ 9.380     $ 9.470     $ 9.480     $ 10.090    $ 9.950     $ 9.870
beginning of period

Income from Investment
Operations

 Net investment income          .288 D      .594 D      .403        .479        .732        .830

 Net realized and               (.092)      (.094)      .148        (.501)      .146        .071
 unrealized gain
(loss)

 Total from investment          .196        .500        .551        (.022)      .878        .901
 operations

Less Distributions

 From net investment            (.286)      (.590)      (.407)      (.464)      (.738)      (.821)
 income

 In excess of net               -           -           -           (.044)      -           -
 investment income

 Return of capital              -           -           (.154)      (.080)      -           -

 Total distributions            (.286)      (.590)      (.561)      (.588)      (.738)      (.821)

Net asset value,               $ 9.290     $ 9.380     $ 9.470     $ 9.480     $ 10.090    $ 9.950
end of period

TOTAL RETURN B, C               2.12%       5.45%       6.05%       (0.22)      9.13%       9.44%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 372,238   $ 416,700   $ 546,546   $ 787,926   $ 654,202   $ 170,558
(000 omitted)

Ratio of expenses to            .89%        .88%        .89%        .97%        .95%        .90%
average net assets             A                                                           F

Ratio of net investment         6.22%       6.29%       6.05%       5.91%       6.77%       7.59%
income to average              A
net assets

Portfolio turnover rate         107%        124%        179%        108%        58%         57%
                               A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."
AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 9.370     $ 9.470   $ 9.450

Income from Investment Operations

 Net investment income                            .293 D      .598 D    .137

 Net realized and unrealized gain (loss)          (.090)      (.098)    .067

 Total from investment operations                 .203        .500      .204

Less Distributions

 From net investment income                       (.293)      (.600)    (.136)

 Return of capital                                -           -         (.048)

 Total distributions                              (.293)      (.600)    (.184)

Net asset value, end of period                   $ 9.280     $ 9.370   $ 9.470

TOTAL RETURN B, C                                 2.20%       5.45%     2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 4,604     $ 9,200   $ 9,827

Ratio of expenses to average net assets           .75% A,     .80% F    .85% A,
                                                 F                      F

Ratio of net investment income to average net     6.30% A     6.37%     6.10% A
assets

Portfolio turnover rate                           107% A      124%      179%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS
SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $214,620,787 and $261,461,497, respectively, of which U.S. government and government agency obligations aggregated $107,130,363 and $192,711,341, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 409       $ 409

CLASS T     303,317     303,317

           $ 303,726   $ 303,726

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 4,013     $ 2,944

CLASS T     172,072     129,278

           $ 176,085   $ 132,222

TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 1,522      .56

CLASS T **             FIIOC *     443,048     .22

INSTITUTIONAL CLASS    FIIOC *     6,936       .21

                                  $ 451,506

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                0.90%         $ 15,557

INSTITUTIONAL CLASS    0.75%          12,146

                                     $ 27,703

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,275 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST
           CREDITS

CLASS T    $ 252

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              SIX MONTHS         YEAR ENDED
                              ENDED APRIL 30,    OCTOBER 31,
                              1997               1996 A

CLASS A

From net investment income    $ 16,067           $ 1,434

CLASS T

From net investment income     12,381,568         30,327,901

INSTITUTIONAL CLASS

From net investment income     204,876            675,143

                              $ 12,602,511       $ 31,004,478

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                            DOLLARS

                           SIX MONTHS        YEAR ENDED      SIX MONTHS         YEAR ENDED
                           ENDED APRIL 30,   OCTOBER 31,     ENDED  APRIL 30,   OCTOBER 31,
                           1997              1996 A          1997               1996 A



CLASS A                     249,988           23,644         $ 2,340,947        $ 220,223
Shares sold

Reinvestment of             1,206             152             11,197             1,421
distributions

Shares redeemed             (198,001)         (2,001)         (1,850,863)        (18,626)

Net increase (decrease)     53,193            21,795         $ 501,281          $ 203,018

CLASS T                     11,037,274        16,400,676     $ 102,999,644      $ 154,169,354
Shares sold

Reinvestment of             1,055,571         2,602,490       9,845,121          24,457,228
distributions

Shares redeemed             (16,453,322)      (32,291,505)    (153,358,450)      (303,417,559)

Net increase (decrease)     (4,360,477)       (13,288,339)   $ (40,513,685)     $ (124,790,977)

INSTITUTIONAL CLASS         95,544            706,911        $ 891,891          $ 6,663,694
Shares sold

Reinvestment of             18,545            62,772          173,190            589,181
distributions

Shares redeemed             (599,523)         (825,831)       (5,597,015)        (7,749,583)

Net increase (decrease)     (485,434)         (56,148)       $ (4,531,934)      $ (496,708)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 14,897

CLASS T                 18,210

INSTITUTIONAL CLASS     12,967

                       $ 46,074

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
 Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

SHORT FIXED-INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  28    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR SHORT FIXED-INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in the its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997         PAST 6   PAST 1   PAST 5   LIFE OF
                                     MONTHS   YEAR     YEARS    FUND

Advisor Short Fixed-Income -         2.20%    5.82%    29.84%   92.06%
 Institutional Class

Lehman Brothers 1-3 Year             2.26%    6.16%    32.16%   n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds    2.19%    5.80%    30.40%   n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Short Fixed-Income -                5.82%    5.36%    7.01%
 Institutional Class

Lehman Brothers 1-3 Year                    6.16%    5.74%    n/a
 Government/Corporate Bond Index

Short Investment Grade Debt Funds Average   5.80%    5.45%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short Fixed-Income Fund - Institutional Class on September 30, 1987, shortly after the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $19,189
- a 91.89% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $19,996 - a 99.96% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS    YEARS ENDED OCTOBER 31,
      ENDED
      APRIL 30,

                        1997     1996     1995      1994      1993    1992

Dividend return         3.16%    6.51%    6.21% A   5.82% A   7.72%   8.63%

Capital appreciation    -0.96%   -1.06%   -0.11%    -6.04%    1.41%   0.81%
return

Total return            2.20%    5.45%    6.10%     -0.22%    9.13%   9.44%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997   PAST 1        PAST 6         PAST 1
                               MONTH         MONTHS         YEAR

Dividends per share            4.82(cents)   29.34(cents)   58.89(cents)

Annualized dividend rate       6.33%         6.34%          6.31%

30-day annualized yield        6.08%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.26 over the past one month, $9.33 over the past six months, and $9.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been 5.80%.

A DIVIDENDS PAID ARE BASED ON THE CLASS' INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, INSTITUTIONAL CLASS DIVIDENDS PAID DURING 1995 OF APPROXIMATELY 4.8(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL. CLASS T (THE ORIGINAL CLASS OF THE FUND) DIVIDENDS PAID DURING 1994 OF APPROXIMATELY 8.0(CENTS) PER SHARE WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Andrew Dudley became Portfolio Manager of Fidelity Advisor Short Fixed-Income Fund on February 3, 1997.
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the six months that ended April 30, 1997, the fund's Institutional Class shares returned 2.20%. The Lehman Brothers 1-3 Year Government/Corporate Bond Index had a return of 2.26% over the same period. The short investment grade debt funds average, as tracked by Lipper Analytical Services, had a six-month return of 2.19% as of April 30, 1997. For the 12 months that ended April 30, 1997, the fund's Institutional Class shares returned 5.82%. The Lehman Brothers index and Lipper peer group returned 6.16% and 5.80%, respectively, over the same period.
Q. CAN YOU DISCUSS THE INVESTMENT CLIMATE OVER THE PAST SIX MONTHS?
A. The bond market saw several shifts in sentiment during the period, due mostly to uncertainty concerning the direction of the economy. In late March 1997, the Federal Reserve Board raised interest rates by a quarter of a percentage point. This cooled the market down some, but as the period came to a close, the market was showing signs of bouncing back. Fidelity's approach of de-emphasizing interest rate anticipation strategies is most effective in this type of choppy environment.
Q. WHAT ARE SPREAD SECTORS AND HOW DID THEY CONTRIBUTE TO THE FUND'S
PERFORMANCE?
A. Spread sectors are segments of the fixed-income market that can offer attractive yield spreads, or yield advantages, over comparable Treasury securities. The spread sectors I monitor most closely include corporate bonds, mortgage-backed bonds and asset-backed bonds. Corporates continued to be the biggest position in the fund and performed well thanks to a beneficial economic climate of moderate growth and low inflation. Asset-backed bonds also performed well under these conditions. In the mortgage area, the fund's emphasis on commercial mortgage-backed securities and seasoned mortgage pass-throughs worked out favorably. Commercial mortgages in particular have gained broader acceptance in the marketplace.
Q. WHAT SORT OF ALLOCATION STRATEGY DID YOU FOLLOW?
A. Corporate issues - not including asset-backed securities - accounted for approximately 47% of the fund at the end of the period, while asset-backed and mortgage securities made up around 19% and 11%, respectively. The remainder of the fund's investments were in Treasuries and agencies. The fund's significant position in corporate bonds reflects the fact that economic fundamentals remained stable despite the potential for Fed-induced market volatility; I continued to find attractive opportunities amidst the market's turbulence. Unless we see a severe economic downturn, this allocation most likely will remain consistent for the foreseeable future.
Q. AT THE END OF THE PERIOD, 7% OF THE FUND'S INVESTMENTS WERE RATED BA BY MOODY'S. CAN YOU COMMENT ON THE FUND'S QUALITY DISTRIBUTION?
A. Those securities in the portfolio rated below investment-grade by Moody's have, at a minimum, a higher BBB investment-grade rating from at least one of the other three major rating agencies. We would agree with the higher-rated assessment. In terms of the fund's quality distribution, I have continued to maintain an overall emphasis on higher quality. Approximately two-thirds of the securities in the portfolio are rated A or better.
Q. THE FUND'S FOREIGN INVESTMENTS HAVE RISEN FROM 1.1% TO 3.8% IN THE LAST SIX MONTHS. CAN YOU DESCRIBE THE NATURE OF THESE INVESTMENTS?
A. These securities are better known as "yankee" and "Euro" bonds. They are dollar-denominated, so there is no direct currency risk, but they are backed by foreign issuers. Typically, these securities offer a yield advantage versus comparably rated domestic securities. I increased the exposure to this sector as its relative attractiveness improved. It's important to remember that foreign investments may entail greater risks than U.S.-based investments. However, these securities provide a very good way of diversifying the risk within the fund's corporate bond holdings.
Q. WHAT'S YOUR OUTLOOK?
A. The bond market may show its vulnerability in the near-term. While these difficulties could continue, depending largely on how aggressively the Fed chooses to set monetary policy, I'll continue to scour the spread sectors for opportunities. I think our research capabilities at Fidelity will allow us to continue to uncover some good buys.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain a high
level of current income,
consistent with preservation
of capital, by investing
primarily in a broad range of
investment-grade,
fixed-income securities
START DATE: September 16,
1987
SIZE: as of April 30, 1997,
more than $377 million
MANAGER: Andrew Dudley,
since February 1997; joined
Fidelity in 1996
(checkmark)
ANDY DUDLEY DISCUSSES THE
IMPACT OF RISING INTEREST RATES
ON CERTAIN SPREAD SECTORS:
"A tightening in monetary
policy historically has resulted
in rising interest rates and can
ripple through to the spread
sectors. If we get a situation
like we had in 1994 where we
saw several successive
moves by the Fed, there will
be more volatility in each
sector. MORTGAGES are the
most susceptible to an
unexpected increase in
volatility. They may still
outperform Treasuries over
longer periods of time, but
you may see more short
periods of underperformance
as the market adjusts to a
new level of interest rates. As
for CORPORATE BONDS, their
relative performance will be
driven as much by credit
fundamentals as by market
turbulence. Like mortgages,
corporates may show signs
of weakness at first, then
settle down. Fed tightening
occurs due to
stronger-than-expected
economic growth. Corporates
may be able to weather the
storm because a strong
economy typically reflects
strong corporate earnings.
The last piece of the puzzle,
ASSET-BACKEDS, tends to be
of higher quality than
corporates. While I think
asset-backed bonds should
parallel the direction of
corporates in a rising rate
environment, their overall
spread volatility may be
lower."
INVESTMENT CHANGES


 QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS
                                   6 MONTHS AGO

Aaa                  40.7           58.4

Aa                   5.3            2.4

A                    16.7           12.4

Baa                  26.1           19.9

Ba                   7.0            4.7

Not rated            1.4            2.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    2.2    2.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
               6 MONTHS AGO

Years    1.7    1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Corporate bonds 67.1%
U.S. government
and government
agency obligations 16.4%
Mortgage-backed
securities 11.3%
Foreign government
obligations 1.3%
Short-term
investments 2.8%
Other investments 1.1%
FOREIGN INVESTMENTS 3.8%
Corporate bonds 50.7%
U.S. government
and government
agency obligations 35.9%
Mortgage-backed
securities 12.3%
Foreign government
obligations 0.1%
Short-term
investments 0.2%
Other investments 0.8%
FOREIGN INVESTMENTS 1.1%
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 3.8
Row: 1, Col: 3, Value: 2.3
Row: 1, Col: 4, Value: 11.3
Row: 1, Col: 5, Value: 16.4
Row: 1, Col: 6, Value: 64.09999999999999
Row: 1, Col: 1, Value: 2.3
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 12.0
Row: 1, Col: 5, Value: 35.0
Row: 1, Col: 6, Value: 51.0


*
**
INVESTMENTS APRIL  30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 67.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,760,000 $ 3,991,616
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,360,000  1,477,558
ENERGY - 2.6%
OIL & GAS - 2.6%
Occidental Petroleum Corp.:
 5.85%, 11/9/98  Baa3  1,200,000  1,187,412
 5.90%, 11/9/98  Baa3  960,000  950,611
 6.09%, 11/29/99  Baa3  700,000  687,253
Pennzoil Co. 9 5/8%, 11/15/99  Baa3  830,000  883,228
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (c)  A3  1,950,000  1,944,384
Tosco Corp. 7%, 7/15/00  Baa2  3,150,000  3,155,261
USX Corp.:
 8 7/8%, 9/15/97  Baa3  460,000  464,600
 6 3/8%, 7/15/98  Baa3  651,000  650,024
  9,922,773
FINANCE - 39.9%
ASSET-BACKED SECURITIES - 19.5%
Boatmens Auto Trust 6.35%, 10/15/01  A2  640,000  637,200
Capita Equipment Receivables Trust
6.57%, 3/15/01  Aa3  1,020,000  1,013,944
Case Equipment Loan Trust:
 6.15%, 9/15/02  Aaa  6,449,552  6,487,798
 6.45%, 9/15/02  A3  1,400,000  1,388,618
 5.85%, 2/15/03  A3  800,000  778,160
Caterpillar Financial Asset Trust
6.55%, 5/22/02  A3  480,000  478,500
Chase Manhattan Grantor Trust
5.90%, 11/15/01  Aaa  2,686,096  2,676,856
Chevy Chase Auto Receivables Trust
5.80%, 6/15/02  Aaa  1,712,249  1,702,350
CPS Auto Grantor Trust 6.70%, 2/15/02  Aaa  777,481  778,453
Discover Card Trust 7 1/2%, 6/16/00  A2  650,000  655,889
Discover Card Master Trust I 6.90%, 2/16/00  A2  1,888,000  1,895,080
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Fidelity Funding Auto Trust
6.99%, 11/15/02 (c)   Aaa $ 860,000 $ 861,654
Ford Credit Grantor Trust
5.90%, 10/15/00  Aaa  2,954,363  2,942,823
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  2,078,626  2,094,860
Green Tree Financial Corp.:
 5 1/2%, 1/31/00  Aaa  362,699  357,596
 5.80%, 2/15/27  Aaa  3,500,000  3,475,920
 6.10%, 4/15/27  Aaa  2,893,364  2,862,608
 6.45%, 5/15/27  Aaa  1,550,000  1,545,629
 6 1/2%, 6/15/27   Aaa  980,000  977,236
 6.65%, 7/15/27   Aaa  2,110,000  2,117,913
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  209,430  208,530
Norwest Automobile Trust 6.30%, 5/15/03   A2  1,424,000  1,404,643
Olympic Automobile Receivables Trust:
 6.40%, 9/15/01  Aaa  1,710,000  1,708,087
 6 1/8%, 11/15/04  Aaa  1,200,000  1,205,885
Onyx Acceptance Grantor Trust
6.20%, 6/15/03  Aaa  2,636,308  2,623,126
Premier Auto Trust:
 4.95%, 2/2/99  A2  560,581  556,814
 8.05%, 4/4/00  Aaa  6,200,000  6,303,656
 6%, 5/6/00   Aaa  1,240,000  1,235,350
 6.35%, 7/6/00   A3  1,980,000  1,965,764
Reliance Auto Receivables Corp., Inc.
6.10%, 7/15/02 (c)  Aaa  1,655,780  1,646,984
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  22,199  22,171
Standard Credit Card Master Trust I :
 7.65%, 2/15/00  A2  800,000  813,750
 6 3/4%, 6/7/00  Aaa  4,830,000  4,854,150
TMS Auto Grantor Trust 5.90%, 9/15/02  Aaa  651,127  647,871
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99  Baa2  382,643  381,089
Union Federal Savings Bank Grantor Trust:
 6.975%, 7/10/00  Baa2  258,845  259,088
 7.275%, 10/10/00  Baa2  259,445  261,148
 8.20%, 1/10/01  Baa2  281,110  284,712
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
WFS Financial Owner Trust:
 6.05%, 6/1/00   Aaa $ 3,460,000 $ 3,454,509
 7.05%, 11/20/03   Aaa  3,160,000  3,154,405
 6.90%, 12/20/03  Aaa  1,990,000  1,990,920
Western Financial Grantor Trust:
 6.20%, 2/1/02   Aaa  964,442  958,776
 5 7/8%, 3/1/02   Aaa  2,216,836  2,222,822
  73,893,337
BANKS - 9.8%
Banc One Corp. 6.70%, 3/24/00  Aa3  1,600,000  1,599,680
Bank South Corp. 10.20%, 6/1/99  A3  2,000,000  2,132,620
Banponce Financial Corp.:
 6.34%, 3/29/99  A3  740,000  735,012
 7.65%, 5/3/00  A3  1,260,000  1,272,802
 6.88%, 6/16/00  A3  650,000  648,440
BanPonce Corp.:
 5 3/4%, 3/1/99  A3  990,000  971,378
 6.378%, 4/8/99  A3  1,100,000  1,089,242
 6.488%, 3/3/00  A3  1,000,000  989,120
Capital One Bank:
 6.66%, 8/17/98  Baa3  2,850,000  2,855,045
 8 1/8% 3/01/00  Baa3  2,500,000  2,575,900
Corporacion Andina De Fomento yankee
7 3/8%, 7/21/00  Baa2  900,000  910,782
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  1,010,000  1,027,958
First USA Bank:
 6 1/8%, 10/30/97  Baa3  1,670,000  1,668,664
 5 3/4%, 1/15/99  Baa3  3,955,000  3,891,562
 6 1/2%, 12/23/99  Baa3  2,200,000  2,175,382
Kansallis-Osake-Pankki yankee
9 3/4%, 12/15/98  A3  1,000,000  1,046,940
Key Bank NA 6%, 10/7/98  Aa3  1,500,000  1,494,810
Korea Development Bank yankee
6 1/4%, 5/1/00  A1  3,085,000  3,038,108
Signet Banking Corp. 5.6289%, 5/15/97 (d)  Baa2  2,430,000  2,429,004
Union Planters National Bank:
 6.29%, 8/20/98  A3  2,210,000  2,204,475
 6.53%, 8/20/99  A3  2,400,000  2,397,000
  37,153,924
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 10.5%
AT&T Capital Corp.:
 6.02%, 12/4/98  Baa3 $ 3,050,000 $ 3,024,990
 6.16%, 12/3/99  Baa3  2,370,000  2,331,748
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  2,540,000  2,582,647
Associates Corp. of North America:
 6 1/2%, 9/9/98  Aa3  4,980,000  4,987,370
 6 3/8%, 8/15/99  Aa3  1,500,000  1,489,860
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  2,300,000  2,282,037
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa1  2,653,215  2,625,542
Finova Capital Corp. 6.14%, 11/2/98  Baa1  1,730,000  1,721,679
General Motors Acceptance Corp.:
 5 3/8%, 3/9/98  A3  5,840,000  5,797,076
 5.45%, 3/1/99  A3  3,650,000  3,574,920
 6 3/8%, 4/26/99  A3  900,000  896,580
Greyhound Financial Corp. 6.94%, 1/28/98  Baa2  3,000,000  3,011,850
MCN Investment Corp. 5.84%, 2/1/99  Baa2  1,640,000  1,620,927
North American Mortgage Co.
5.80%, 11/2/98  Baa2  1,000,000  991,130
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  2,500,000  2,486,600
Union Acceptance Corp.
7.075%, 7/10/02  Baa2  397,933  396,811
  39,821,767
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.
10 1/4%, 5/15/97  A3  300,000  300,300
TOTAL FINANCE   151,169,328
MEDIA & LEISURE - 3.9%
BROADCASTING - 3.6%
Tele-Communications, Inc. 7 3/8%, 2/15/00  Ba1  2,750,000  2,758,333
Time Warner, Inc.:
 7.45%, 2/1/98  Ba1  2,240,000  2,252,477
 7.95%, 2/1/00  Ba1  8,340,000  8,542,829
  13,553,639
LEISURE DURABLES & TOYS - 0.3%
Mattel, Inc. 6 7/8%, 8/1/97  A3  1,250,000  1,253,425
TOTAL MEDIA & LEISURE   14,807,064
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONDURABLES - 3.4%
FOODS - 1.8%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa3 $ 2,250,000 $ 2,237,895
Nabisco, Inc. 8%, 1/15/00  Baa2  4,600,000  4,725,442
  6,963,337
TOBACCO - 1.6%
Philip Morris Companies, Inc.:
 7 3/8%, 2/15/99  A2  850,000  859,656
 7 1/8%, 12/1/99  A2  2,000,000  2,012,720
 7 1/4%, 9/15/01  A2  1,900,000  1,898,005
RJR Nabisco, Inc. 8%, 1/15/00  Baa3  1,320,000  1,335,774
  6,106,155
TOTAL NONDURABLES   13,069,492
RETAIL & WHOLESALE - 1.4%
APPAREL STORES - 0.4%
Limited, Inc. 9 1/8%, 2/1/01  Baa2  1,520,000  1,599,253
GENERAL MERCHANDISE STORES - 0.8%
Dayton Hudson Corp. 10%, 12/1/00  Baa1  1,070,000  1,167,948
Penney (J.C.), Inc. 6.95%, 4/1/00  A2  1,350,000  1,355,090
Sears, Roebuck & Co. 5.83%, 7/27/98  A2  470,000  467,584
  2,990,622
GROCERY STORES - 0.2%
American Stores Co.:
 8 1/4%, 4/21/98  Baa3  300,000  304,428
 8.44%, 4/24/98  Baa3  300,000  305,001
  609,429
TOTAL RETAIL & WHOLESALE   5,199,304
TECHNOLOGY - 3.5%
COMPUTERS & OFFICE EQUIPMENT - 3.5%
Comdisco, Inc.:
 7 1/4%, 4/15/98  Baa1  1,630,000  1,643,545
 6.70%, 7/01/98  Baa1  1,580,000  1,586,936
 6.59%, 9/01/98  Baa1  1,740,000  1,744,019
 6.29%, 10/22/98  Baa1  1,230,000  1,227,811
 5 3/4%, 1/19/99  Baa2  2,010,000  1,984,151
 6.86%, 7/29/99  Baa1  5,210,000  5,218,232
  13,404,694
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TRANSPORTATION - 4.0%
AIR TRANSPORTATION - 4.0%
AMR Corp.:
 7 3/4%, 12/1/97  Baa3 $ 6,810,000 $ 6,858,828
 9 1/2%, 7/15/98  Baa3  1,540,000  1,593,592
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa3  3,370,000  3,448,622
United Air Lines, Inc. 6 3/4%, 12/1/97  Baa3  3,430,000  3,434,185
  15,335,227
UTILITIES - 6.9%
CELLULAR - 0.7%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  2,770,000  2,722,245
ELECTRIC UTILITY - 1.1%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa1  2,500,000  2,463,000
Ohio Edison Co. 8 3/4%, 2/15/98  Baa2  1,190,000  1,212,110
United Illuminating Co. 7 3/8%, 1/15/98  Baa3  450,000  453,636
  4,128,746
GAS - 3.1%
Arkla, Inc.:
 8.60%, 9/15/98  Ba2  500,000  511,565
 8.43%, 9/17/98  Ba1  560,000  571,771
 8 7/8%, 7/15/99  Baa3  7,000,000  7,311,360
Florida Gas Transmission Co.
7 3/4%, 11/1/97 (c)  Baa2  1,630,000  1,642,095
Mitchell Energy & Development Corp.
8%, 7/15/99  Ba3  1,580,000  1,612,516
  11,649,307
TELEPHONE SERVICES - 2.0%
MFS Communications, Inc.:
 0%, 1/15/04 (b)  Ba3  1,843,000  1,667,915
 0%, 1/15/06 (b)  Ba3  1,100,000  830,500
WorldCom, Inc. 7.55%, 4/1/04  Ba1  5,000,000  4,991,000
  7,489,415
TOTAL UTILITIES   25,989,713
TOTAL NONCONVERTIBLE BONDS
(Cost $255,700,499)   254,366,769
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 16.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 13.0%
 5 7/8%, 4/30/98  Aaa $ 2,900,000 $ 2,897,274
 9%, 5/15/98  Aaa  12,270,000  12,636,137
 9 1/4%, 8/15/98  Aaa  11,200,000  11,630,528
 7 3/4%, 12/31/99  Aaa  9,299,000  9,601,218
 6 7/8%, 3/31/00  Aaa  9,987,000  10,102,450
 5 3/4% 10/31/00  Aaa  2,515,000  2,458,010
  49,325,617
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
Federal National Mortgage Association
4.95% 9/30/98  Aaa  4,000,000  3,932,480
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
 6.61%, 9/15/99  Aaa  428,728  431,497
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  2,066,146  2,177,718
  Class T-3, 9 5/8%, 5/15/02  Aaa  608,740  642,367
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government
through Export-Import Bank) Series 1994-1,
 6.88%, 1/26/03  Aaa  847,059  849,100
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,431,000  1,431,887
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
 7 3/4%, 11/15/99  Aaa  3,124,000  3,208,442
  12,673,491
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,186,284)   61,999,108
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.6%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.7%
 7%, 9/1/99 to 8/1/01  Aaa $ 2,269,001 $ 2,276,856
 12%, 11/1/19  Aaa  192,550  218,043
  2,494,899
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
 11 1/2%, 11/1/15  Aaa  649,578  730,295
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.7%
 11%, 12/15/09 to 2/15/16  Aaa  3,612,206  4,008,557
 11 1/2%, 7/15/13 to 11/15/15  Aaa  995,131  1,127,138
 12%, 2/15/16  Aaa  1,202,209  1,382,505
  6,518,200
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $9,844,422)   9,743,394
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc.
planned amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aaa  930,000  908,639
U.S. GOVERNMENT AGENCY - 0.4%
Federal National Mortgage Association:
 planned amortization class Series 155-PC,
 5 1/4%, 3/25/13  Aaa  461,364  458,481
 Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  1,046,553  1,058,327
  1,516,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,434,388)   2,425,447
COMMERCIAL MORTGAGE SECURITIES - 8.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Blackrock Capital Funding LLC Series 1996
Class C2, 7.5134%, 11/16/26 (c)(d)  AAA $ 421,788 $ 426,138
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  2,380,000  2,385,206
CBM Funding Corp. sequential pay:
 Series 1996-1 Class A-1, 7.55%, 7/1/99  AA  197,080  199,544
 Series 1996-1 Class A-2, 6.88%, 7/1/02  AA  980,000  980,153
CS First Boston Mortgage Securities Corp.:
 Series 1995-AEWI Class A-1,
 6.665%, 11/25/27  AAA  918,704  917,269
 floater Series 1994-CFB1 Class A-1,
 5.9239%, 1/25/28 (d)  Aaa  843,018  842,491
Equitable Life Assurance Society of the United States
floater Series 174 Class D-2, 6.7375%,
 5/15/03 (c)(d)  Baa2  1,200,000  1,200,000
Federal Deposit Insurance Corp. sequential pay:
 Series 1994-C1 Class II-A2,
 7.85%, 9/25/25  Aaa  1,639,729  1,657,664
 Series 1996-C1 Class 1A,
 6 3/4%, 5/25/26  Aaa  3,280,504  3,267,415
Kidder Peabody Acceptance Corp.
sequential pay, Series 1993-M1
Class A-2, 7.15%, 4/25/25  Aa2  1,006,056  1,003,541
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa3  124,674  124,518
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
 6.9525%, 7/4/03 (d)  -  1,232,929  1,244,488
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/23 (c)  AAA  2,316,070  2,315,708
Resolution Trust Corp.:
 floater Series 1993-C2 Class A-2,
 6.62% 3/25/25 (d)  AAA  2,218,068  2,222,920
 floater Series 1994-C1 Class A-3,
 6.30%, 6/25/26 (d)  AAA  2,033,263  2,035,805
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  414,587  414,069
 Series 1995-C2 Class A-1B,
 6 1/4%, 5/25/27  Aaa  1,475,139  1,468,224
SC Finance Corp. floater
7.2375%, 8/1/04 (c)(d)  -  4,100,000  4,089,750
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Structured Asset Securities Corp. sequential pay:
 Series 1993-C1 Class A-1A,
 6.60%, 10/25/24  AA+ $ 318,676 $ 317,680
 Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  808,166  807,156
 Series 1996 Class A-1B,
 5.751%, 2/25/28  AAA  211,901  210,875
 Series 1996 Class A-1C,
 5.944%, 2/25/28  AAA  1,627,000  1,603,103
 Series 1996-C3 Class A,
 6 3/4%, 6/25/30 (c)(d)  AAA  986,602  979,819
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,824,542)   30,713,536
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.3%
Israeli State euro 6 3/8%, 12/19/01  A3  2,000,000  1,940,000
Ontario Province yankee 15 1/4%, 8/31/12  Aa3  450,000  488,682
Slovenian Republic euro 7%, 8/6/01  A3  2,400,000  2,399,280
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,897,303)   4,827,962
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank (New York Branch) yankee
6.475%, 1/24/00
(Cost $4,205,544)  Aa3  4,200,000  4,173,204
CASH EQUIVALENTS - 2.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 10,501,566  10,500,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $381,592,982)  $ 378,749,420
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,117,280 or 5.3% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 57.6% AAA, AA, A 56.0%
Baa 26.1% BBB  31.9%
Ba 7.0% BB  5.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 1.4%.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $381,592,982. Net unrealized depreciation aggregated $2,843,562, of which $627,694 related to appreciated investment securities and $3,471,256 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $40,265,000 of which $128,000, $63,000, $286,000, $38,000,
$336,000, $17,692,000, $19,457,000 and $2,265,000 will expire on October
31, 1997, 1998, 1999, 2000, 2001, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 378,749,420
agreements of $10,500,000) (cost $381,592,982) -
See accompanying schedule

Cash                                                                       49,848

Receivable for investments sold                                            2,545,362

Interest receivable                                                        5,215,107

Other receivables                                                          16

Prepaid expenses                                                           6,708

 TOTAL ASSETS                                                              386,566,461

LIABILITIES

Payable for investments purchased                           $ 7,303,855

Payable for fund shares redeemed                             1,099,120

Distributions payable                                        330,091

Accrued management fee                                       131,389

Distribution fees payable                                    47,254

Other payables and accrued expenses                          119,179

 TOTAL LIABILITIES                                                         9,030,888

NET ASSETS                                                                $ 377,535,573

Net Assets consist of:

Paid in capital                                                           $ 423,205,080

Distributions in excess of net investment income                           (501,304)

Accumulated undistributed net realized gain (loss) on                      (42,324,641)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              (2,843,562)
investments

NET ASSETS                                                                $ 377,535,573


CALCULATION OF MAXIMUM OFFERING PRICE                           $9.25
CLASS A:
NET ASSET VALUE and redemption price per share
 ($693,465 (divided by) 74,988 shares)

Maximum offering price per share (100/98.50 of $9.25)           $9.39

CLASS T:                                                        $9.29
NET ASSET VALUE and redemption price per share
 ($372,238,173 (divided by) 40,084,808 shares)

Maximum offering price per share (100/98.50 of $9.29)           $9.43

INSTITUTIONAL CLASS:                                            $9.28
NET ASSET VALUE, offering price and redemption price per share ($4,603,935 (divided by) 495,928 shares)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                       $ 14,504,492
Interest

EXPENSES

Management fee                                             $ 909,582

Transfer agent fees                                         451,506

Distribution fees                                           303,726

Accounting fees and expenses                                84,563

Non-interested trustees' compensation                       5,619

Custodian fees and expenses                                 14,474

Registration fees                                           46,074

Audit                                                       24,339

Legal                                                       1,516

Miscellaneous                                               4,882

 Total expenses before reductions                           1,846,281

 Expense reductions                                         (34,230)     1,812,051

NET INVESTMENT INCOME                                                    12,692,441

REALIZED AND UNREALIZED GAIN (LOSS)                                      (1,932,469)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                  (2,182,170)
investment securities

NET GAIN (LOSS)                                                          (4,114,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 8,577,802
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS      YEAR ENDED
                                                            ENDED APRIL     OCTOBER 31,
                                                            30,1997         1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 12,692,441    $ 31,079,263
Net investment income

 Net realized gain (loss)                                    (1,932,469)     (66,135)

 Change in net unrealized appreciation (depreciation)        (2,182,170)     (5,191,796)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             8,577,802       25,821,332
FROM OPERATIONS

Distributions to shareholders from net investment income     (12,602,511)    (31,004,478)

Share transactions - net increase (decrease)                 (44,544,338)    (125,084,667)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (48,569,047)    (130,267,813)

NET ASSETS

 Beginning of period                                         426,104,620     556,372,433

 End of period (including distributions in excess           $ 377,535,573   $ 426,104,620
of net investment income of $501,304 and
$591,234, respectively)



FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS         YEAR ENDED
      ENDED APRIL 30,    OCTOBER 31,
      1997

      (UNAUDITED)        1996 F

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 9.370      $ 9.290

Income from Investment Operations

 Net investment income                                   .276         .090

 Net realized and unrealized gain (loss)                 (.110)       .081 E

 Total from investment operations                        .166         .171

Less Distributions

 From net investment income                              (.286)       (.091)

Net asset value, end of period                          $ 9.250      $ 9.370

TOTAL RETURN B, C                                        1.80%        1.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 693        $ 204

Ratio of expenses to average net assets                  .90% A, G    .90% A, G

Ratio of net investment income to average net assets     6.03% A      6.27% A

Portfolio turnover rate                                  107% A       124%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE
AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES
AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995   1994 E   1993   1992

SELECTED PER-SHARE
DATA

Net asset value,               $ 9.380     $ 9.470     $ 9.480     $ 10.090    $ 9.950     $ 9.870
beginning of period

Income from Investment
Operations

 Net investment income          .288 D      .594 D      .403        .479        .732        .830

 Net realized and               (.092)      (.094)      .148        (.501)      .146        .071
 unrealized gain
(loss)

 Total from investment          .196        .500        .551        (.022)      .878        .901
 operations

Less Distributions

 From net investment            (.286)      (.590)      (.407)      (.464)      (.738)      (.821)
 income

 In excess of net               -           -           -           (.044)      -           -
 investment income

 Return of capital              -           -           (.154)      (.080)      -           -

 Total distributions            (.286)      (.590)      (.561)      (.588)      (.738)      (.821)

Net asset value,               $ 9.290     $ 9.380     $ 9.470     $ 9.480     $ 10.090    $ 9.950
end of period

TOTAL RETURN B, C               2.12%       5.45%       6.05%       (0.22)      9.13%       9.44%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 372,238   $ 416,700   $ 546,546   $ 787,926   $ 654,202   $ 170,558
(000 omitted)

Ratio of expenses to            .89%        .88%        .89%        .97%        .95%        .90%
average net assets             A                                                           F

Ratio of net investment         6.22%       6.29%       6.05%       5.91%       6.77%       7.59%
income to average              A
net assets

Portfolio turnover rate         107%        124%        179%        108%        58%         57%
                               A



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."
AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS         YEARS ENDED OCTOBER 31,
      ENDED APRIL 30,
      1997

      (UNAUDITED)        1996                      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 9.370     $ 9.470   $ 9.450

Income from Investment Operations

 Net investment income                            .293 D      .598 D    .137

 Net realized and unrealized gain (loss)          (.090)      (.098)    .067

 Total from investment operations                 .203        .500      .204

Less Distributions

 From net investment income                       (.293)      (.600)    (.136)

 Return of capital                                -           -         (.048)

 Total distributions                              (.293)      (.600)    (.184)

Net asset value, end of period                   $ 9.280     $ 9.370   $ 9.470

TOTAL RETURN B, C                                 2.20%       5.45%     2.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 4,604     $ 9,200   $ 9,827

Ratio of expenses to average net assets           .75% A,     .80% F    .85% A,
                                                 F                      F

Ratio of net investment income to average net     6.30% A     6.37%     6.10% A
assets

Portfolio turnover rate                           107% A      124%      179%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $214,620,787 and $261,461,497, respectively, of which U.S. government and government agency obligations aggregated $107,130,363 and $192,711,341, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 409       $ 409

CLASS T     303,317     303,317

           $ 303,726   $ 303,726

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC received a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 4,013     $ 2,944

CLASS T     172,072     129,278

           $ 176,085   $ 132,222

TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                       TRANSFER   AMOUNT      % OF
                       AGENT                  AVERAGE
                                              NET ASSETS

CLASS A                FIIOC *    $ 1,522      .56

CLASS T **             FIIOC *     443,048     .22

INSTITUTIONAL CLASS    FIIOC *     6,936       .21

                                  $ 451,506

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES.. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
ACCOUNTING FEES. Fidelity Service Company, Inc., maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                0.90%         $ 15,557

INSTITUTIONAL CLASS    0.75%          12,146

                                     $ 27,703

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $6,275 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
           TRANSFER
           AGENT
           INTEREST
           CREDITS

CLASS T    $ 252

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                              SIX MONTHS         YEAR ENDED
                              ENDED APRIL 30,    OCTOBER 31,
                              1997               1996 A

CLASS A

From net investment income    $ 16,067           $ 1,434

CLASS T

From net investment income     12,381,568         30,327,901

INSTITUTIONAL CLASS

From net investment income     204,876            675,143

                              $ 12,602,511       $ 31,004,478

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                           SHARES                            DOLLARS

                           SIX MONTHS        YEAR ENDED      SIX MONTHS         YEAR ENDED
                           ENDED APRIL 30,   OCTOBER 31,     ENDED  APRIL 30,   OCTOBER 31,
                           1997              1996 A          1997               1996 A



CLASS A                     249,988           23,644         $ 2,340,947        $ 220,223
Shares sold

Reinvestment of             1,206             152             11,197             1,421
distributions

Shares redeemed             (198,001)         (2,001)         (1,850,863)        (18,626)

Net increase (decrease)     53,193            21,795         $ 501,281          $ 203,018

CLASS T                     11,037,274        16,400,676     $ 102,999,644      $ 154,169,354
Shares sold

Reinvestment of             1,055,571         2,602,490       9,845,121          24,457,228
distributions

Shares redeemed             (16,453,322)      (32,291,505)    (153,358,450)      (303,417,559)

Net increase (decrease)     (4,360,477)       (13,288,339)   $ (40,513,685)     $ (124,790,977)

INSTITUTIONAL CLASS         95,544            706,911        $ 891,891          $ 6,663,694
Shares sold

Reinvestment of             18,545            62,772          173,190            589,181
distributions

Shares redeemed             (599,523)         (825,831)       (5,597,015)        (7,749,583)

Net increase (decrease)     (485,434)         (56,148)       $ (4,531,934)      $ (496,708)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 14,897

CLASS T                 18,210

INSTITUTIONAL CLASS     12,967

                       $ 46,074





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O.McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant(trademark)
 Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)